Investment Risks	May 28, 2026
Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.
Corgi All World 2x Daily ETF
Prospectus [Line Items]
Risk [Text Block]	The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.
Corgi All World 2x Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk.
The Fund uses leverage to target approximately 2x the Underlying ETF's daily return. Losses are magnified relative to the Underlying ETF. If the Underlying ETF declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Corgi All World 2x Daily ETF | Compounding and Daily Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Compounding and Daily Rebalancing Risk.
The Fund seeks 2x the Underlying ETF's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying ETF returns, and Underlying ETF volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying ETF return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying ETF return for the period, and you could lose money even if the Underlying ETF is flat or rises over the holding period.
The following table illustrates the impact of Underlying ETF volatility and Underlying ETF return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, you should consider monitoring your investments in the Fund in light of your individual investment goals and risk tolerance.
The table uses hypothetical annualized Underlying ETF volatility and Underlying ETF returns to illustrate the impact of these two principal factors on Fund performance over a one-year period. It does not represent actual returns. Each row corresponds to the level of a hypothetical Underlying ETF return for a one-year period. Each column corresponds to a level of hypothetical annualized Underlying ETF volatility.

Estimated Fund Returns
Underlying ETF Performance		Underlying ETF Annualized Volatility
One Year Return	Two times (2x) Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%
Assumes: (a) no dividends paid with respect to securities of the Underlying ETF; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leveraged exposure) of zero percent. If these were included, the Fund’s performance would be different from that shown.

Corgi All World 2x Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Correlation Risk.
The Fund seeks approximately 2x the daily performance of the Underlying ETF but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Corgi All World 2x Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk.
To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Corgi All World 2x Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk.
The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Corgi All World 2x Daily ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Indirect Investment Risk.
The Fund gains exposure to an unaffiliated Underlying ETF that is not involved in this offering. The Fund has no control over the Underlying ETF and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying ETF, and actions taken by the Underlying ETF could negatively affect the Fund's performance.

Corgi All World 2x Daily ETF | Global Equity Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Global Equity Market Risk.
The Fund is exposed to global equity market risk through its exposure to the Underlying ETF and any other reference assets. Equity securities may decline in value due to issuer-specific factors or broad market and economic conditions. Global equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, earnings trends, political events, trade disputes, pandemics, natural disasters, and other factors. Because the Fund provides leveraged exposure, declines in global equity markets may result in proportionally larger declines in the Fund's net asset value.

Corgi All World 2x Daily ETF | Foreign and Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Foreign and Emerging Markets Risk.
The Underlying ETF may include foreign securities, including securities of issuers in emerging market countries. Foreign securities may be subject to additional risks not typically associated with U.S. securities, including currency risk, political and economic instability, less developed regulatory and legal systems, capital controls, expropriation, nationalization, sanctions, and less reliable financial reporting and trading practices. Emerging markets may be more volatile and less liquid than developed markets, and their securities may be more difficult to value or trade.

Corgi All World 2x Daily ETF | Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Currency Risk.
Because the Underlying ETF may invest in securities denominated in foreign currencies, the Fund is indirectly exposed to currency risk. Changes in currency exchange rates may reduce returns or increase losses. Even if the underlying securities gain value in their local currencies, the Fund's return may be reduced if the U.S. dollar strengthens relative to those currencies. The Fund does not expect to systematically hedge foreign currency exposure.

Corgi All World 2x Daily ETF | Financing, Margin, and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Financing, Margin, and Interest Rate Risk.
The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Corgi All World 2x Daily ETF | Non-Diversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risk.
As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.

Corgi All World 2x Daily ETF | ETF Trading, Premium/Discount and Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
ETF Trading, Premium/Discount and Authorized Participant Concentration Risk.
Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Corgi All World 2x Daily ETF | Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk.
To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

Corgi All World 2x Daily ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.
Corgi All World 2x Daily ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Corgi All World 2x Daily ETF | Limited Shareholder Rights Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Limited Shareholder Rights Risk.
The Trust’s governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings, and the Board can take certain actions without a shareholder vote (including, in some cases, liquidating the Fund). These provisions can make it harder, more expensive, or slower for shareholders to bring claims or to influence how the Trust or the Fund is run, including because certain claims (other than claims arising under the federal securities laws) may be subject to a waiver of the right to a jury trial.

Corgi All World 2x Daily ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment.
Corgi All World 2x Daily ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.
Corgi Brazil 2x Daily ETF
Prospectus [Line Items]
Risk [Text Block]	The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.
Corgi Brazil 2x Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk.
The Fund uses leverage to target approximately 2x the Underlying ETF's daily return. Losses are magnified relative to the Underlying ETF. If the Underlying ETF declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Corgi Brazil 2x Daily ETF | Compounding and Daily Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Compounding and Daily Rebalancing Risk.
The Fund seeks 2x the Underlying ETF's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying ETF returns, and Underlying ETF volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying ETF return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying ETF return for the period, and you could lose money even if the Underlying ETF is flat or rises over the holding period.
The following table illustrates the impact of Underlying ETF volatility and Underlying ETF return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, you should consider monitoring your investments in the Fund in light of your individual investment goals and risk tolerance.
The table uses hypothetical annualized Underlying ETF volatility and Underlying ETF returns to illustrate the impact of these two principal factors on Fund performance over a one-year period. It does not represent actual returns. Each row corresponds to the level of a hypothetical Underlying ETF return for a one-year period. Each column corresponds to a level of hypothetical annualized Underlying ETF volatility.

Estimated Fund Returns
Underlying ETF Performance		Underlying ETF Annualized Volatility
One Year Return	Two times (2x) Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%
Assumes: (a) no dividends paid with respect to securities of the Underlying ETF; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leveraged exposure) of zero percent. If these were included, the Fund’s performance would be different from that shown.

Corgi Brazil 2x Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Correlation Risk.
The Fund seeks approximately 2x the daily performance of the Underlying ETF but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Corgi Brazil 2x Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk.
To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Corgi Brazil 2x Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk.
The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Corgi Brazil 2x Daily ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Indirect Investment Risk.
The Fund gains exposure to an unaffiliated Underlying ETF that is not involved in this offering. The Fund has no control over the Underlying ETF and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying ETF, and actions taken by the Underlying ETF could negatively affect the Fund's performance.

Corgi Brazil 2x Daily ETF | Financing, Margin, and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Financing, Margin, and Interest Rate Risk.
The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Corgi Brazil 2x Daily ETF | Non-Diversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risk.
As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.

Corgi Brazil 2x Daily ETF | ETF Trading, Premium/Discount and Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
ETF Trading, Premium/Discount and Authorized Participant Concentration Risk.
Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Corgi Brazil 2x Daily ETF | Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk.
To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

Corgi Brazil 2x Daily ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.
Corgi Brazil 2x Daily ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Corgi Brazil 2x Daily ETF | Limited Shareholder Rights Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Limited Shareholder Rights Risk. The Trust’s governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings, and the Board can take certain actions without a shareholder vote (including, in some cases, liquidating the Fund). These provisions can make it harder, more expensive, or slower for shareholders to bring claims or to influence how the Trust or the Fund is run, including because certain claims (other than claims arising under the federal securities laws) may be subject to a waiver of the right to a jury trial.

Corgi Brazil 2x Daily ETF | Brazil Equity Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Brazil Equity Market Risk.
Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to Brazilian equity market risk. Equity securities of Brazilian issuers may decline in value due to issuer-specific factors or broad market and economic conditions in Brazil. Brazilian equity markets can be volatile and may be affected by changes in domestic interest rates, inflation, fiscal policy, economic growth, commodity price cycles, and political and social developments. Because the Fund provides leveraged exposure, declines in Brazilian equity markets may result in proportionally larger declines in the Fund's net asset value.

Corgi Brazil 2x Daily ETF | Brazil Currency and Exchange Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Brazil Currency and Exchange Rate Risk.
The Fund is indirectly exposed to currency risk through the Underlying ETF's exposure to the Brazilian real. Changes in exchange rates may reduce returns or increase losses. Even if Brazilian equities gain value in local currency terms, the Fund's return may be reduced if the U.S. dollar strengthens relative to the Brazilian real. The Fund does not expect to systematically hedge foreign currency exposure.

Corgi Brazil 2x Daily ETF | Brazil Country and Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Brazil Country and Emerging Markets Risk.
Brazil is generally considered an emerging market. Investments tied to Brazil may be subject to heightened risks, including political and economic instability, less developed regulatory and legal systems, changes in taxation or capital controls, restrictions on foreign investment, and less reliable financial reporting and trading practices. Brazilian markets may be less liquid than U.S. markets, which can increase volatility, widen bid-ask spreads, and make it more difficult to enter or exit positions, especially during periods of market stress.

Corgi Brazil 2x Daily ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment.
Corgi Brazil 2x Daily ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.
Corgi China 2x Daily ETF
Prospectus [Line Items]
Risk [Text Block]	The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.
Corgi China 2x Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk.
The Fund uses leverage to target approximately 2x the Underlying ETF's daily return. Losses are magnified relative to the Underlying ETF. If the Underlying ETF declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Corgi China 2x Daily ETF | Compounding and Daily Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Compounding and Daily Rebalancing Risk.
The Fund seeks 2x the Underlying ETF's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying ETF returns, and Underlying ETF volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying ETF return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying ETF return for the period, and you could lose money even if the Underlying ETF is flat or rises over the holding period.
The following table illustrates the impact of Underlying ETF volatility and Underlying ETF return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, you should consider monitoring your investments in the Fund in light of your individual investment goals and risk tolerance.
The table uses hypothetical annualized Underlying ETF volatility and Underlying ETF returns to illustrate the impact of these two principal factors on Fund performance over a one-year period. It does not represent actual returns. Each row corresponds to the level of a hypothetical Underlying ETF return for a one-year period. Each column corresponds to a level of hypothetical annualized Underlying ETF volatility.
Estimated Fund Returns
Underlying ETF Performance		Underlying ETF Annualized Volatility
One Year Return	Two times (2x) Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%
Assumes: (a) no dividends paid with respect to securities of the Underlying ETF; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leveraged exposure) of zero percent. If these were included, the Fund’s performance would be different from that shown.

Corgi China 2x Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Correlation Risk.
The Fund seeks approximately 2x the daily performance of the Underlying ETF but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Corgi China 2x Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk.
To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Corgi China 2x Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk.
The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Corgi China 2x Daily ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Indirect Investment Risk.
The Fund gains exposure to an unaffiliated Underlying ETF that is not involved in this offering. The Fund has no control over the Underlying ETF and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying ETF, and actions taken by the Underlying ETF could negatively affect the Fund's performance.

Corgi China 2x Daily ETF | Foreign and Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Foreign and Emerging Markets Risk.
The Underlying ETF may include foreign securities, including securities of issuers in emerging market countries. Foreign securities may be subject to additional risks not typically associated with U.S. securities, including currency risk, political and economic instability, less developed regulatory and legal systems, capital controls, expropriation, nationalization, sanctions, and less reliable financial reporting and trading practices. Emerging markets may be more volatile and less liquid than developed markets, and their securities may be more difficult to value or trade.

Corgi China 2x Daily ETF | Financing, Margin, and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Financing, Margin, and Interest Rate Risk.
The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Corgi China 2x Daily ETF | Non-Diversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risk.
As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.

Corgi China 2x Daily ETF | ETF Trading, Premium/Discount and Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
ETF Trading, Premium/Discount and Authorized Participant Concentration Risk.
Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Corgi China 2x Daily ETF | Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk.
To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

Corgi China 2x Daily ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.
Corgi China 2x Daily ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Corgi China 2x Daily ETF | Limited Shareholder Rights Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Limited Shareholder Rights Risk.
The Trust’s governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings, and the Board can take certain actions without a shareholder vote (including, in some cases, liquidating the Fund). These provisions can make it harder, more expensive, or slower for shareholders to bring claims or to influence how the Trust or the Fund is run, including because certain claims (other than claims arising under the federal securities laws) may be subject to a waiver of the right to a jury trial.

Corgi China 2x Daily ETF | China Equity Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
China Equity Market Risk.
Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to Chinese equity market risk. Equity securities tied to China may decline due to issuer-specific factors or broad market and economic conditions, and Chinese markets can be especially volatile. Because the Fund provides leveraged exposure, declines in Chinese equity markets may result in proportionally larger declines in the Fund's net asset value.

Corgi China 2x Daily ETF | China Regulatory and Policy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
China Regulatory and Policy Risk.
Investments tied to China are subject to heightened risks arising from government intervention and policy changes, including changes in regulation of industries, capital markets, and cross-border listings, as well as actions affecting corporate governance, data and cybersecurity practices, and the ability of companies to access foreign capital. Such developments can occur with little warning and may materially reduce the value and liquidity of affected securities.

Corgi China 2x Daily ETF | China Geopolitical and Trade Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
China Geopolitical and Trade Risk.
China-related investments may be adversely affected by geopolitical tensions, trade disputes, sanctions, export controls, restrictions on investment or ownership, and other measures imposed by the United States or other governments. These events can increase market volatility, reduce liquidity, and impair the Fund's ability to maintain exposure efficiently, and because the Fund is leveraged, losses may be magnified.

Corgi China 2x Daily ETF | China Currency and Market Access Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
China Currency and Market Access Risk.
The Fund is indirectly exposed to currency and market access risks through the Underlying ETF's exposure to Chinese markets. Movements in the Chinese yuan and Hong Kong dollar versus the U.S. dollar may reduce returns. Market access mechanisms, trading suspensions, or constraints on capital flows may make it more difficult to value or trade China-related securities in stressed markets.

Corgi China 2x Daily ETF | Hong Kong Market and Trading Hours Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Hong Kong Market and Trading Hours Risk.
The Underlying ETF's reference market exposure is primarily to Chinese equities that trade on the Hong Kong Stock Exchange. Differences in trading hours, holidays, and market closures between Hong Kong and the United States may contribute to volatility, premiums or discounts to NAV, wider bid-ask spreads, and periods when the Fund's shares trade when the underlying market is closed. These effects may increase the Underlying ETF's rebalancing and implementation challenges and may contribute to performance slippage relative to the Fund's daily leveraged objective.

Corgi China 2x Daily ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment.
Corgi China 2x Daily ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.
Corgi Chinese Internet 2x Daily ETF
Prospectus [Line Items]
Risk [Text Block]	The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.
Corgi Chinese Internet 2x Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk.
The Fund uses leverage to target approximately 2x the Underlying ETF's daily return. Losses are magnified relative to the Underlying ETF. If the Underlying ETF declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Corgi Chinese Internet 2x Daily ETF | Compounding and Daily Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Compounding and Daily Rebalancing Risk.
The Fund seeks 2x the Underlying ETF's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying ETF returns, and Underlying ETF volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying ETF return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying ETF return for the period, and you could lose money even if the Underlying ETF is flat or rises over the holding period.
The following table illustrates the impact of Underlying ETF volatility and Underlying ETF return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, you should consider monitoring your investments in the Fund in light of your individual investment goals and risk tolerance.
The table uses hypothetical annualized Underlying ETF volatility and Underlying ETF returns to illustrate the impact of these two principal factors on Fund performance over a one-year period. It does not represent actual returns. Each row corresponds to the level of a hypothetical Underlying ETF return for a one-year period. Each column corresponds to a level of hypothetical annualized Underlying ETF volatility.

Estimated Fund Returns
Underlying ETF Performance		Underlying ETF Annualized Volatility
One Year Return	Two times (2x) Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%
Assumes: (a) no dividends paid with respect to securities of the Underlying ETF; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leveraged exposure) of zero percent. If these were included, the Fund’s performance would be different from that shown.

Corgi Chinese Internet 2x Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Correlation Risk.
The Fund seeks approximately 2x the daily performance of the Underlying ETF but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Corgi Chinese Internet 2x Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk.
To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Corgi Chinese Internet 2x Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk.
The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Corgi Chinese Internet 2x Daily ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Indirect Investment Risk.
The Fund gains exposure to an unaffiliated Underlying ETF that is not involved in this offering. The Fund has no control over the Underlying ETF and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying ETF, and actions taken by the Underlying ETF could negatively affect the Fund's performance.

Corgi Chinese Internet 2x Daily ETF | Financing, Margin, and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Financing, Margin, and Interest Rate Risk.
The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Corgi Chinese Internet 2x Daily ETF | Non-Diversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risk.
As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.

Corgi Chinese Internet 2x Daily ETF | ETF Trading, Premium/Discount and Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
ETF Trading, Premium/Discount and Authorized Participant Concentration Risk.
Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Corgi Chinese Internet 2x Daily ETF | Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk.
To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

Corgi Chinese Internet 2x Daily ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.
Corgi Chinese Internet 2x Daily ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Corgi Chinese Internet 2x Daily ETF | Limited Shareholder Rights Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Limited Shareholder Rights Risk.
The Trust’s governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings, and the Board can take certain actions without a shareholder vote (including, in some cases, liquidating the Fund). These provisions can make it harder, more expensive, or slower for shareholders to bring claims or to influence how the Trust or the Fund is run, including because certain claims (other than claims arising under the federal securities laws) may be subject to a waiver of the right to a jury trial.

Corgi Chinese Internet 2x Daily ETF | China Internet Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
China Internet Sector Risk.
Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to the risks of the China technology and internet sector, which can be especially volatile and sensitive to changes in consumer spending, competition, platform dynamics, and innovation cycles. Because the Fund provides leveraged exposure, declines affecting this sector may result in proportionally larger declines in the Fund's net asset value.

Corgi Chinese Internet 2x Daily ETF | China Regulatory and Platform Policy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
China Regulatory and Platform Policy Risk.
China internet and technology companies face elevated regulatory and policy risks, including changes affecting data security, content, antitrust, fintech activities, app distribution, and platform business practices. Regulatory actions can be sudden and severe, may reduce profitability, and can materially impair valuations and liquidity. Because the Fund provides leveraged exposure, adverse regulatory outcomes may result in rapid and magnified losses.

Corgi Chinese Internet 2x Daily ETF | Variable Interest Entity and Listing Structure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Variable Interest Entity and Listing Structure Risk.
The Underlying ETF may have exposure to companies that use variable interest entity structures or other contractual arrangements to provide offshore investors economic exposure. These structures may be subject to legal and regulatory uncertainty and could be challenged or modified by Chinese authorities, which could materially reduce the value of affected securities and increase volatility.

Corgi Chinese Internet 2x Daily ETF | China Geopolitical, Sanctions, and CrossBorder Market Access Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
China Geopolitical, Sanctions, and Cross-Border Market Access Risk.
Through its exposure to the Underlying ETF and other reference assets, the fund's investments tied to Chinese internet companies may be adversely affected by geopolitical tensions, sanctions, export controls, restrictions on U.S. capital market access, and other measures that can limit business activity, restrict ownership, or impair liquidity. These risks can increase tracking slippage versus intended exposure and may impair the Fund's ability to maintain targeted exposure efficiently.

Corgi Chinese Internet 2x Daily ETF | Hong Kong and U.S. Market and Trading Hours Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Hong Kong and U.S. Market and Trading Hours Risk.
The Underlying ETF may hold China-based issuers whose securities trade on Hong Kong and U.S. exchanges. Differences in trading hours, holidays, market closures, and market liquidity between these exchanges and the U.S. exchange on which the Fund's shares trade may contribute to volatility, wider bid-ask spreads, premiums or discounts to NAV, and periods when the Fund's shares trade while one or more relevant underlying markets are closed. These effects may increase the Fund's rebalancing and implementation challenges and may contribute to performance slippage relative to the Fund's daily leveraged objective.

Corgi Chinese Internet 2x Daily ETF | Foreign Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Foreign Currency Risk
. Because the Underlying ETF may invest in securities denominated or traded in currencies other than the U.S. dollar (including Hong Kong-listed securities), the Fund is indirectly exposed to foreign currency risk. Changes in currency exchange rates may reduce returns or increase losses.

Corgi Chinese Internet 2x Daily ETF | Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Emerging Markets Risk.
The Underlying ETF invests in securities of issuers in emerging market countries, which may be more volatile and less liquid than developed markets. Emerging market countries may have less developed regulatory and legal systems, greater political and economic instability, capital controls, expropriation risk, sanctions exposure, and less reliable financial reporting and trading practices.

Corgi Chinese Internet 2x Daily ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment.
Corgi Chinese Internet 2x Daily ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.
Corgi Emerging Markets 2x Daily ETF
Prospectus [Line Items]
Risk [Text Block]	The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.
Corgi Emerging Markets 2x Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk.
The Fund uses leverage to target approximately 2x the Underlying ETF's daily return. Losses are magnified relative to the Underlying ETF. If the Underlying ETF declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Corgi Emerging Markets 2x Daily ETF | Compounding and Daily Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Compounding and Daily Rebalancing Risk.
The Fund seeks 2x the Underlying ETF's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying ETF returns, and Underlying ETF volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying ETF return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying ETF return for the period, and you could lose money even if the Underlying ETF is flat or rises over the holding period.
The following table illustrates the impact of Underlying ETF volatility and Underlying ETF return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, you should consider monitoring your investments in the Fund in light of your individual investment goals and risk tolerance.
The table uses hypothetical annualized Underlying ETF volatility and Underlying ETF returns to illustrate the impact of these two principal factors on Fund performance over a one-year period. It does not represent actual returns. Each row corresponds to the level of a hypothetical Underlying ETF return for a one-year period. Each column corresponds to a level of hypothetical annualized Underlying ETF volatility.

Estimated Fund Returns
Underlying ETF Performance		Underlying ETF Annualized Volatility
One Year Return	Two times (2x) Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%
Assumes: (a) no dividends paid with respect to securities of the Underlying ETF; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leveraged exposure) of zero percent. If these were included, the Fund’s performance would be different from that shown.

Corgi Emerging Markets 2x Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Correlation Risk.
The Fund seeks approximately 2x the daily performance of the Underlying ETF but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Corgi Emerging Markets 2x Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk.
To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Corgi Emerging Markets 2x Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk.
The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Corgi Emerging Markets 2x Daily ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Indirect Investment Risk.
The Fund gains exposure to an unaffiliated Underlying ETF that is not involved in this offering. The Fund has no control over the Underlying ETF and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying ETF, and actions taken by the Underlying ETF could negatively affect the Fund's performance.

Corgi Emerging Markets 2x Daily ETF | Global Equity Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Global Equity Market Risk.
Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to global equity market risk. Equity securities may decline in value due to issuer-specific factors or broad market and economic conditions. Global equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, earnings trends, political events, trade disputes, pandemics, natural disasters, and other factors. Because the Fund provides leveraged exposure, declines in global equity markets may result in proportionally larger declines in the Fund's net asset value.

Corgi Emerging Markets 2x Daily ETF | Foreign and Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Foreign and Emerging Markets Risk.
The Underlying ETF will include foreign securities, including securities of issuers in emerging market countries. Foreign securities may be subject to additional risks not typically associated with U.S. securities, including currency risk, political and economic instability, less developed regulatory and legal systems, capital controls, expropriation, nationalization, sanctions, and less reliable financial reporting and trading practices. Emerging markets may be more volatile and less liquid than developed markets, and their securities may be more difficult to value or trade.

Corgi Emerging Markets 2x Daily ETF | Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Currency Risk.
Because the Underlying ETF may invest in securities denominated in foreign currencies, the Fund is indirectly exposed to currency risk. Changes in currency exchange rates may reduce returns or increase losses. Even if the underlying securities gain value in their local currencies, the Fund's return may be reduced if the U.S. dollar strengthens relative to those currencies. The Fund does not expect to systematically hedge foreign currency exposure.

Corgi Emerging Markets 2x Daily ETF | Financing, Margin, and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Financing, Margin, and Interest Rate Risk.
The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Corgi Emerging Markets 2x Daily ETF | Non-Diversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risk.
As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.

Corgi Emerging Markets 2x Daily ETF | ETF Trading, Premium/Discount and Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
ETF Trading, Premium/Discount and Authorized Participant Concentration Risk.
Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Corgi Emerging Markets 2x Daily ETF | Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk.
To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

Corgi Emerging Markets 2x Daily ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.
Corgi Emerging Markets 2x Daily ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Corgi Emerging Markets 2x Daily ETF | Limited Shareholder Rights Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Limited Shareholder Rights Risk.
The Trust’s governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings, and the Board can take certain actions without a shareholder vote (including, in some cases, liquidating the Fund). These provisions can make it harder, more expensive, or slower for shareholders to bring claims or to influence how the Trust or the Fund is run, including because certain claims (other than claims arising under the federal securities laws) may be subject to a waiver of the right to a jury trial.

Corgi Emerging Markets 2x Daily ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment.
Corgi Emerging Markets 2x Daily ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.
Corgi Europe Equities 2x Daily ETF
Prospectus [Line Items]
Risk [Text Block]	The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.
Corgi Europe Equities 2x Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk.
The Fund uses leverage to target approximately 2x the Underlying ETF's daily return. Losses are magnified relative to the Underlying ETF. If the Underlying ETF declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Corgi Europe Equities 2x Daily ETF | Compounding and Daily Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Compounding and Daily Rebalancing Risk.
The Fund seeks 2x the Underlying ETF's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying ETF returns, and Underlying ETF volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying ETF return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying ETF return for the period, and you could lose money even if the Underlying ETF is flat or rises over the holding period.
The following table illustrates the impact of Underlying ETF volatility and Underlying ETF return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, you should consider monitoring your investments in the Fund in light of your individual investment goals and risk tolerance.
The table uses hypothetical annualized Underlying ETF volatility and Underlying ETF returns to illustrate the impact of these two principal factors on Fund performance over a one-year period. It does not represent actual returns. Each row corresponds to the level of a hypothetical Underlying ETF return for a one-year period. Each column corresponds to a level of hypothetical annualized Underlying ETF volatility.

Estimated Fund Returns
Underlying ETF Performance		Underlying ETF Annualized Volatility
One Year Return	Two times (2x) Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%
Assumes: (a) no dividends paid with respect to securities of the Underlying ETF; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leveraged exposure) of zero percent. If these were included, the Fund’s performance would be different from that shown.

Corgi Europe Equities 2x Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Correlation Risk.
The Fund seeks approximately 2x the daily performance of the Underlying ETF but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Corgi Europe Equities 2x Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk.
To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Corgi Europe Equities 2x Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk.
The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Corgi Europe Equities 2x Daily ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Indirect Investment Risk.
The Fund gains exposure to an unaffiliated Underlying ETF that is not involved in this offering. The Fund has no control over the Underlying ETF and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying ETF, and actions taken by the Underlying ETF could negatively affect the Fund's performance.

Corgi Europe Equities 2x Daily ETF | Financing, Margin, and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Financing, Margin, and Interest Rate Risk.
The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Corgi Europe Equities 2x Daily ETF | Non-Diversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risk.
As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.

Corgi Europe Equities 2x Daily ETF | ETF Trading, Premium/Discount and Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
ETF Trading, Premium/Discount and Authorized Participant Concentration Risk.
Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Corgi Europe Equities 2x Daily ETF | Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk.
To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

Corgi Europe Equities 2x Daily ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.
Corgi Europe Equities 2x Daily ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Corgi Europe Equities 2x Daily ETF | Limited Shareholder Rights Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Limited Shareholder Rights Risk.
The Trust’s governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings, and the Board can take certain actions without a shareholder vote (including, in some cases, liquidating the Fund). These provisions can make it harder, more expensive, or slower for shareholders to bring claims or to influence how the Trust or the Fund is run, including because certain claims (other than claims arising under the federal securities laws) may be subject to a waiver of the right to a jury trial.

Corgi Europe Equities 2x Daily ETF | European Equity Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
European Equity Market Risk.
Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to European equity market risk. Equity securities of European issuers may decline in value due to issuer-specific factors or broad market and economic conditions in Europe. European equity markets can be volatile and may be affected by changes in European interest rates, inflation, economic growth, banking and sovereign debt conditions, fiscal and monetary policy actions, political events, labor disruptions, and regional security developments. Because the Fund provides leveraged exposure, declines in European equity markets may result in proportionally larger declines in the Fund's net asset value.

Corgi Europe Equities 2x Daily ETF | European Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
European Currency Risk.
The Fund is indirectly exposed to currency risk through the Underlying ETF's holdings denominated in European currencies, including the euro and other local currencies. Changes in currency exchange rates may reduce returns or increase losses. Even if the underlying securities gain value in their local currencies, the Fund's return may be reduced if the U.S. dollar strengthens relative to those currencies. The Fund does not expect to systematically hedge foreign currency exposure.

Corgi Europe Equities 2x Daily ETF | Europe Region and Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Europe Region and Concentration Risk.
The Underlying ETF is focused on developed European markets. As a result, the Fund's performance may be disproportionately affected by adverse events in Europe, including economic slowdowns, sovereign or bank stress, energy price shocks or supply disruptions, and policy responses by European governments or the European Central Bank. In addition, the Underlying ETF may have meaningful exposure to a limited number of European countries or sectors at various times, which can increase volatility and magnify losses when those countries or sectors underperform.

Corgi Europe Equities 2x Daily ETF | Foreign Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Foreign Investment Risk.
The Underlying ETF invests in securities of non-U.S. issuers. Foreign securities may be subject to additional risks not typically associated with U.S. securities, including currency risk, political and economic instability, different regulatory and legal systems, capital controls, and less reliable financial reporting and trading practices.

Corgi Europe Equities 2x Daily ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment.
Corgi Europe Equities 2x Daily ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.
Corgi Ex-U.S. Equities 2x Daily ETF
Prospectus [Line Items]
Risk [Text Block]	The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.
Corgi Ex-U.S. Equities 2x Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk.
The Fund uses leverage to target approximately 2x the Underlying ETF's daily return. Losses are magnified relative to the Underlying ETF. If the Underlying ETF declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Corgi Ex-U.S. Equities 2x Daily ETF | Compounding and Daily Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Compounding and Daily Rebalancing Risk.
The Fund seeks 2x the Underlying ETF's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying ETF returns, and Underlying ETF volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying ETF return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying ETF return for the period, and you could lose money even if the Underlying ETF is flat or rises over the holding period.
The following table illustrates the impact of Underlying ETF volatility and Underlying ETF return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, you should consider monitoring your investments in the Fund in light of your individual investment goals and risk tolerance.
The table uses hypothetical annualized Underlying ETF volatility and Underlying ETF returns to illustrate the impact of these two principal factors on Fund performance over a one-year period. It does not represent actual returns. Each row corresponds to the level of a hypothetical Underlying ETF return for a one-year period. Each column corresponds to a level of hypothetical annualized Underlying ETF volatility.

Estimated Fund Returns
Underlying ETF Performance		Underlying ETF Annualized Volatility
One Year Return	Two times (2x) Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%
Assumes: (a) no dividends paid with respect to securities of the Underlying ETF; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leveraged exposure) of zero percent. If these were included, the Fund’s performance would be different from that shown.

Corgi Ex-U.S. Equities 2x Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Correlation Risk.
The Fund seeks approximately 2x the daily performance of the Underlying ETF but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Corgi Ex-U.S. Equities 2x Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk.
To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Corgi Ex-U.S. Equities 2x Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk.
The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Corgi Ex-U.S. Equities 2x Daily ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Indirect Investment Risk.
The Fund gains exposure to an unaffiliated Underlying ETF that is not involved in this offering. The Fund has no control over the Underlying ETF and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying ETF, and actions taken by the Underlying ETF could negatively affect the Fund's performance.

Corgi Ex-U.S. Equities 2x Daily ETF | Foreign and Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Foreign and Emerging Markets Risk.
The Underlying ETF may include foreign securities, including securities of issuers in emerging market countries. Foreign securities may be subject to additional risks not typically associated with U.S. securities, including currency risk, political and economic instability, less developed regulatory and legal systems, capital controls, expropriation, nationalization, sanctions, and less reliable financial reporting and trading practices. Emerging markets may be more volatile and less liquid than developed markets, and their securities may be more difficult to value or trade.

Corgi Ex-U.S. Equities 2x Daily ETF | Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Currency Risk.
Because the Underlying ETF may invest in securities denominated in foreign currencies, the Fund is indirectly exposed to currency risk. Changes in currency exchange rates may reduce returns or increase losses. Even if the underlying securities gain value in their local currencies, the Fund's return may be reduced if the U.S. dollar strengthens relative to those currencies. The Fund does not expect to systematically hedge foreign currency exposure.

Corgi Ex-U.S. Equities 2x Daily ETF | Financing, Margin, and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Financing, Margin, and Interest Rate Risk.
The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Corgi Ex-U.S. Equities 2x Daily ETF | Non-Diversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risk.
As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.

Corgi Ex-U.S. Equities 2x Daily ETF | ETF Trading, Premium/Discount and Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
ETF Trading, Premium/Discount and Authorized Participant Concentration Risk.
Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Corgi Ex-U.S. Equities 2x Daily ETF | Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk.
To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

Corgi Ex-U.S. Equities 2x Daily ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.
Corgi Ex-U.S. Equities 2x Daily ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Corgi Ex-U.S. Equities 2x Daily ETF | Limited Shareholder Rights Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Limited Shareholder Rights Risk.
The Trust’s governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings, and the Board can take certain actions without a shareholder vote (including, in some cases, liquidating the Fund). These provisions can make it harder, more expensive, or slower for shareholders to bring claims or to influence how the Trust or the Fund is run, including because certain claims (other than claims arising under the federal securities laws) may be subject to a waiver of the right to a jury trial.

Corgi Ex-U.S. Equities 2x Daily ETF | Global ex US Equity Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Global ex-U.S. Equity Market Risk.
The Fund is exposed to global ex-U.S. equity market risk through its exposure to the Underlying ETF and any other reference assets. Equity securities may decline in value due to issuer-specific factors or broad market and economic conditions. Non-U.S. equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, earnings trends, political and social events, regulatory changes, trade disputes and tariffs, sanctions, currency fluctuations, capital controls, market closures, settlement and custody risks, differences in accounting and disclosure standards, pandemics, natural disasters, and other factors. Because the Fund provides leveraged exposure, declines in global ex-U.S. equity markets may result in proportionally larger declines in the Fund's net asset value.

Corgi Ex-U.S. Equities 2x Daily ETF | China Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
China Risk.
To the extent the Underlying ETF has significant exposure to companies economically tied to China, the Fund will be exposed to risks associated with China. Investments tied to China may be subject to heightened legal, regulatory, political, and economic uncertainty, including the risk of government intervention or changes in policy that may affect certain industries or issuers. China-related securities may be subject to greater volatility or reduced liquidity and may be impacted by market access limitations, trading suspensions, and settlement or custody risks. In addition, certain China-related issuers may be, or may become, subject to U.S. or other government restrictions or sanctions, which could cause such securities to decline in value or become less liquid, and may require the Underlying ETF to reduce or eliminate exposure at disadvantageous times or prices. The Underlying ETF may obtain exposure to certain China-related companies through variable interest entity structures, which rely on contractual arrangements rather than direct equity ownership and may provide reduced investor protections, including risks related to enforceability and regulatory actions.

Corgi Ex-U.S. Equities 2x Daily ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment.
Corgi Ex-U.S. Equities 2x Daily ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.
Corgi India 2x Daily ETF
Prospectus [Line Items]
Risk [Text Block]	The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.
Corgi India 2x Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk.
The Fund uses leverage to target approximately 2x the Underlying ETF's daily return. Losses are magnified relative to the Underlying ETF. If the Underlying ETF declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Corgi India 2x Daily ETF | Compounding and Daily Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Compounding and Daily Rebalancing Risk.
The Fund seeks 2x the Underlying ETF's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying ETF returns, and Underlying ETF volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying ETF return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying ETF return for the period, and you could lose money even if the Underlying ETF is flat or rises over the holding period.
The following table illustrates the impact of Underlying ETF volatility and Underlying ETF return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, you should consider monitoring your investments in the Fund in light of your individual investment goals and risk tolerance.
The table uses hypothetical annualized Underlying ETF volatility and Underlying ETF returns to illustrate the impact of these two principal factors on Fund performance over a one-year period. It does not represent actual returns. Each row corresponds to the level of a hypothetical Underlying ETF return for a one-year period. Each column corresponds to a level of hypothetical annualized Underlying ETF volatility.

Estimated Fund Returns
Underlying ETF Performance		Underlying ETF Annualized Volatility
One Year Return	Two times (2x) Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%
Assumes: (a) no dividends paid with respect to securities of the Underlying ETF; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leveraged exposure) of zero percent. If these were included, the Fund’s performance would be different from that shown.

Corgi India 2x Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Correlation Risk.
The Fund seeks approximately 2x the daily performance of the Underlying ETF but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Corgi India 2x Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk.
To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Corgi India 2x Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk.
The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Corgi India 2x Daily ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Indirect Investment Risk.
The Fund gains exposure to an unaffiliated Underlying ETF that is not involved in this offering. The Fund has no control over the Underlying ETF and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying ETF, and actions taken by the Underlying ETF could negatively affect the Fund's performance.

Corgi India 2x Daily ETF | Foreign and Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Foreign and Emerging Markets Risk.
The Underlying ETF may include foreign securities, including securities of issuers in emerging market countries. Foreign securities may be subject to additional risks not typically associated with U.S. securities, including currency risk, political and economic instability, less developed regulatory and legal systems, capital controls, expropriation, nationalization, sanctions, and less reliable financial reporting and trading practices. Emerging markets may be more volatile and less liquid than developed markets, and their securities may be more difficult to value or trade.

Corgi India 2x Daily ETF | Financing, Margin, and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Financing, Margin, and Interest Rate Risk.
The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Corgi India 2x Daily ETF | Non-Diversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risk.
As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.

Corgi India 2x Daily ETF | ETF Trading, Premium/Discount and Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
ETF Trading, Premium/Discount and Authorized Participant Concentration Risk.
Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Corgi India 2x Daily ETF | Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk.
To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

Corgi India 2x Daily ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.
Corgi India 2x Daily ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Corgi India 2x Daily ETF | Limited Shareholder Rights Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Limited Shareholder Rights Risk.
The Trust’s governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings, and the Board can take certain actions without a shareholder vote (including, in some cases, liquidating the Fund). These provisions can make it harder, more expensive, or slower for shareholders to bring claims or to influence how the Trust or the Fund is run, including because certain claims (other than claims arising under the federal securities laws) may be subject to a waiver of the right to a jury trial.

Corgi India 2x Daily ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Risk.
Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to market risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Local, regional, or global events such as war, acts of terrorism, pandemics or other public health issues, recessions, the prospect or occurrence of a sovereign default or other financial crisis, or other events could have a significant impact on the Underlying ETF and the Fund and could contribute to increased volatility and wider premiums or discounts to NAV.

Corgi India 2x Daily ETF | Custody and Settlement Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Custody and Settlement Risk.
Because the Underlying ETF invests in Indian issuers, the Fund is indirectly exposed to custody and settlement risks associated with less developed securities markets. Problems with clearing and settlement, or with the custody of securities and other assets by local banks, agents, or depositories, may result in losses or delays in payments, delivery, or recovery of money or other assets. These risks may be heightened during periods of market stress.

Corgi India 2x Daily ETF | National Closed Market Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
National Closed Market Trading Risk
. To the extent that a significant portion of the Underlying ETF's holdings trade on foreign exchanges that may be closed when the Fund's shares trade, there may be deviations between the current value of those holdings and their last quoted prices from the closed foreign market. These deviations can contribute to differences between market price and NAV and may result in larger premiums or discounts than would be experienced by funds whose holdings primarily trade during U.S. market hours. These effects may be more pronounced when foreign markets are closed for unscheduled reasons.

Corgi India 2x Daily ETF | Risk of Investing in India [Member]
Prospectus [Line Items]
Risk [Text Block]
Risk of Investing in India.
The Fund is indirectly exposed to risks specific to India through its exposure to the Underlying ETF. These risks include legal, regulatory, political, currency, and economic risks, including political or legal uncertainty, changes in government policy, greater government influence over the economy, currency volatility or restrictions, and the risk of nationalization or expropriation of assets. India's securities markets may be relatively underdeveloped compared to more developed markets and may involve higher transaction costs or greater uncertainty, which could adversely affect the Underlying ETF and the Fund.

Corgi India 2x Daily ETF | Financial and Consumer Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Financial and Consumer Companies Risk.
Through its exposure to the Underlying ETF and other reference assets, the Fund is indirectly exposed to the risks of financial services companies and consumer goods and services companies to the extent the Underlying ETF has significant investments in those sectors. Financial services companies are subject to extensive regulation and may be adversely affected by changes in interest rates, credit conditions, liquidity, government intervention, competition, and confidence in the financial system. Consumer goods and services companies may be adversely affected by changes in consumer preferences and discretionary spending, inflation, labor and input costs, commodity prices, supply chain disruptions, government regulation, and damage to brand or reputation. Because the Fund provides leveraged exposure, adverse developments affecting these sectors may result in proportionally larger declines in the Fund's net asset value.

Corgi India 2x Daily ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment.
Corgi India 2x Daily ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.
Corgi U.S. Large-Cap 2x Daily ETF
Prospectus [Line Items]
Risk [Text Block]	The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.
Corgi U.S. Large-Cap 2x Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk.
The Fund uses leverage to target approximately 2x the Underlying ETF's daily return. Losses are magnified relative to the Underlying ETF. If the Underlying ETF declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Corgi U.S. Large-Cap 2x Daily ETF | Compounding and Daily Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Compounding and Daily Rebalancing Risk.
The Fund seeks 2x the Underlying ETF's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying ETF returns, and Underlying ETF volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying ETF return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying ETF return for the period, and you could lose money even if the Underlying ETF is flat or rises over the holding period.
The following table illustrates the impact of Underlying ETF volatility and Underlying ETF return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, you should consider monitoring your investments in the Fund in light of your individual investment goals and risk tolerance.
The table uses hypothetical annualized Underlying ETF volatility and Underlying ETF returns to illustrate the impact of these two principal factors on Fund performance over a one-year period. It does not represent actual returns. Each row corresponds to the level of a hypothetical Underlying ETF return for a one-year period. Each column corresponds to a level of hypothetical annualized Underlying ETF volatility.

Estimated Fund Returns
Underlying ETF Performance		Underlying ETF Annualized Volatility
One Year Return	Two times (2x) Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%
Assumes: (a) no dividends paid with respect to securities of the Underlying ETF; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leveraged exposure) of zero percent. If these were included, the Fund’s performance would be different from that shown.

Corgi U.S. Large-Cap 2x Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Correlation Risk.
The Fund seeks approximately 2x the daily performance of the Underlying ETF but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Corgi U.S. Large-Cap 2x Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk.
To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Corgi U.S. Large-Cap 2x Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk.
The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Corgi U.S. Large-Cap 2x Daily ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Indirect Investment Risk.
The Fund gains exposure to an unaffiliated Underlying ETF that is not involved in this offering. The Fund has no control over the Underlying ETF and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying ETF, and actions taken by the Underlying ETF could negatively affect the Fund's performance.

Corgi U.S. Large-Cap 2x Daily ETF | Financing, Margin, and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Financing, Margin, and Interest Rate Risk.
The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Corgi U.S. Large-Cap 2x Daily ETF | Non-Diversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risk.
As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.

Corgi U.S. Large-Cap 2x Daily ETF | ETF Trading, Premium/Discount and Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
ETF Trading, Premium/Discount and Authorized Participant Concentration Risk.
Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Corgi U.S. Large-Cap 2x Daily ETF | Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk.
To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

Corgi U.S. Large-Cap 2x Daily ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.
Corgi U.S. Large-Cap 2x Daily ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Corgi U.S. Large-Cap 2x Daily ETF | Limited Shareholder Rights Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Limited Shareholder Rights Risk.
The Trust’s governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings, and the Board can take certain actions without a shareholder vote (including, in some cases, liquidating the Fund). These provisions can make it harder, more expensive, or slower for shareholders to bring claims or to influence how the Trust or the Fund is run, including because certain claims (other than claims arising under the federal securities laws) may be subject to a waiver of the right to a jury trial.

Corgi U.S. Large-Cap 2x Daily ETF | Large Cap US Equity Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Large Cap U.S. Equity Market Risk.
Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to large-capitalization U.S. equity market risk. Equity securities may decline due to issuer-specific factors or broad market and economic conditions. Because the Fund provides leveraged exposure, declines in U.S. large cap equities may result in proportionally larger declines in the Fund's net asset value.

Corgi U.S. Large-Cap 2x Daily ETF | Market Concentration and Mega Cap Influence Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Concentration and Mega Cap Influence Risk.
The Underlying ETF may have significant weights in a relatively small number of the largest U.S. companies and sectors, and negative developments affecting one or more of these issuers or sectors may have an outsized impact on the Fund. Because the Fund is leveraged, the impact of losses tied to concentrated positions may be magnified.

Corgi U.S. Large-Cap 2x Daily ETF | Valuation and Interest Rate Sensitivity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Valuation and Interest Rate Sensitivity Risk.
Large cap stocks may be sensitive to changes in interest rates, inflation expectations, discount rates, and earnings growth assumptions. A broad repricing of U.S. equities, including large growth-oriented companies, may materially reduce returns and increase volatility, and losses may be magnified due to leverage.

Corgi U.S. Large-Cap 2x Daily ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment.
Corgi U.S. Large-Cap 2x Daily ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.
Corgi U.S. Mega-Cap Growth 2x Daily ETF
Prospectus [Line Items]
Risk [Text Block]	The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.
Corgi U.S. Mega-Cap Growth 2x Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk.
The Fund uses leverage to target approximately 2x the Underlying ETF's daily return. Losses are magnified relative to the Underlying ETF. If the Underlying ETF declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Corgi U.S. Mega-Cap Growth 2x Daily ETF | Compounding and Daily Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Compounding and Daily Rebalancing Risk.
The Fund seeks 2x the Underlying ETF's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying ETF returns, and Underlying ETF volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying ETF return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying ETF return for the period, and you could lose money even if the Underlying ETF is flat or rises over the holding period.
The following table illustrates the impact of Underlying ETF volatility and Underlying ETF return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, you should consider monitoring your investments in the Fund in light of your individual investment goals and risk tolerance.
The table uses hypothetical annualized Underlying ETF volatility and Underlying ETF returns to illustrate the impact of these two principal factors on Fund performance over a one-year period. It does not represent actual returns. Each row corresponds to the level of a hypothetical Underlying ETF return for a one-year period. Each column corresponds to a level of hypothetical annualized Underlying ETF volatility.

Estimated Fund Returns
Underlying ETF Performance		Underlying ETF Annualized Volatility
One Year Return	Two times (2x) Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%
Assumes: (a) no dividends paid with respect to securities of the Underlying ETF; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leveraged exposure) of zero percent. If these were included, the Fund’s performance would be different from that shown.

Corgi U.S. Mega-Cap Growth 2x Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Correlation Risk.
The Fund seeks approximately 2x the daily performance of the Underlying ETF but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Corgi U.S. Mega-Cap Growth 2x Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk.
To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Corgi U.S. Mega-Cap Growth 2x Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk.
The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Corgi U.S. Mega-Cap Growth 2x Daily ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Indirect Investment Risk.
The Fund gains exposure to an unaffiliated Underlying ETF that is not involved in this offering. The Fund has no control over the Underlying ETF and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying ETF, and actions taken by the Underlying ETF could negatively affect the Fund's performance.

Corgi U.S. Mega-Cap Growth 2x Daily ETF | Financing, Margin, and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Financing, Margin, and Interest Rate Risk.
The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Corgi U.S. Mega-Cap Growth 2x Daily ETF | Non-Diversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risk.
As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.

Corgi U.S. Mega-Cap Growth 2x Daily ETF | ETF Trading, Premium/Discount and Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
ETF Trading, Premium/Discount and Authorized Participant Concentration Risk.
Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Corgi U.S. Mega-Cap Growth 2x Daily ETF | Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk.
To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

Corgi U.S. Mega-Cap Growth 2x Daily ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.
Corgi U.S. Mega-Cap Growth 2x Daily ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Corgi U.S. Mega-Cap Growth 2x Daily ETF | Limited Shareholder Rights Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Limited Shareholder Rights Risk.
The Trust’s governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings, and the Board can take certain actions without a shareholder vote (including, in some cases, liquidating the Fund). These provisions can make it harder, more expensive, or slower for shareholders to bring claims or to influence how the Trust or the Fund is run, including because certain claims (other than claims arising under the federal securities laws) may be subject to a waiver of the right to a jury trial.

Corgi U.S. Mega-Cap Growth 2x Daily ETF | Mega Cap Equity Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Mega Cap Equity Market Risk.
Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to U.S. mega-capitalization equity market risk. Mega-cap stocks may be disproportionately influenced by a relatively small number of issuers and shifts in market leadership, and because the Fund provides leveraged exposure, declines in mega cap equities may result in proportionally larger declines in the Fund's net asset value.

Corgi U.S. Mega-Cap Growth 2x Daily ETF | Market Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Concentration Risk.
The Underlying ETF may have significant weights in a relatively small number of issuers. Negative developments affecting one or more of these issuers may have an outsized impact on the Fund, and because the Fund is leveraged, losses may be magnified.

Corgi U.S. Mega-Cap Growth 2x Daily ETF | Valuation and Growth Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Valuation and Growth Stock Risk.
Mega cap stocks may trade at elevated valuation levels during certain market environments and may be sensitive to changes in interest rates, discount rates, earnings expectations, and risk appetite. A repricing of large growth-oriented companies may materially reduce returns and increase volatility.

Corgi U.S. Mega-Cap Growth 2x Daily ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment.
Corgi U.S. Mega-Cap Growth 2x Daily ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.
Corgi U.S. Mid-Cap 2x Daily ETF
Prospectus [Line Items]
Risk [Text Block]	The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.
Corgi U.S. Mid-Cap 2x Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk.
The Fund uses leverage to target approximately 2x the Underlying ETF's daily return. Losses are magnified relative to the Underlying ETF. If the Underlying ETF declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Corgi U.S. Mid-Cap 2x Daily ETF | Compounding and Daily Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Compounding and Daily Rebalancing Risk.
The Fund seeks 2x the Underlying ETF's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying ETF returns, and Underlying ETF volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying ETF return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying ETF return for the period, and you could lose money even if the Underlying ETF is flat or rises over the holding period.
The following table illustrates the impact of Underlying ETF volatility and Underlying ETF return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, you should consider monitoring your investments in the Fund in light of your individual investment goals and risk tolerance.
The table uses hypothetical annualized Underlying ETF volatility and Underlying ETF returns to illustrate the impact of these two principal factors on Fund performance over a one-year period. It does not represent actual returns. Each row corresponds to the level of a hypothetical Underlying ETF return for a one-year period. Each column corresponds to a level of hypothetical annualized Underlying ETF volatility.

Estimated Fund Returns
Underlying ETF Performance		Underlying ETF Annualized Volatility
One Year Return	Two times (2x) Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%
Assumes: (a) no dividends paid with respect to securities of the Underlying ETF; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leveraged exposure) of zero percent. If these were included, the Fund’s performance would be different from that shown.

Corgi U.S. Mid-Cap 2x Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Correlation Risk.
The Fund seeks approximately 2x the daily performance of the Underlying ETF but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Corgi U.S. Mid-Cap 2x Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk.
To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Corgi U.S. Mid-Cap 2x Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk.
The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Corgi U.S. Mid-Cap 2x Daily ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Indirect Investment Risk.
The Fund gains exposure to an unaffiliated Underlying ETF that is not involved in this offering. The Fund has no control over the Underlying ETF and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying ETF, and actions taken by the Underlying ETF could negatively affect the Fund's performance.

Corgi U.S. Mid-Cap 2x Daily ETF | Financing, Margin, and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Financing, Margin, and Interest Rate Risk.
The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Corgi U.S. Mid-Cap 2x Daily ETF | Non-Diversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risk.
As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.

Corgi U.S. Mid-Cap 2x Daily ETF | ETF Trading, Premium/Discount and Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
ETF Trading, Premium/Discount and Authorized Participant Concentration Risk.
Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Corgi U.S. Mid-Cap 2x Daily ETF | Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk.
To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

Corgi U.S. Mid-Cap 2x Daily ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.
Corgi U.S. Mid-Cap 2x Daily ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Corgi U.S. Mid-Cap 2x Daily ETF | Limited Shareholder Rights Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Limited Shareholder Rights Risk.
The Trust’s governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings, and the Board can take certain actions without a shareholder vote (including, in some cases, liquidating the Fund). These provisions can make it harder, more expensive, or slower for shareholders to bring claims or to influence how the Trust or the Fund is run, including because certain claims (other than claims arising under the federal securities laws) may be subject to a waiver of the right to a jury trial.

Corgi U.S. Mid-Cap 2x Daily ETF | Mid Cap Equity Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Mid-Cap Equity Market Risk.
Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to U.S. mid-capitalization equity market risk. Mid-cap stocks can be more volatile than large cap stocks, and because the Fund provides leveraged exposure, declines in mid cap equities may result in proportionally larger declines in the Fund's net asset value.

Corgi U.S. Mid-Cap 2x Daily ETF | Mid Cap Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Mid Cap Company Risk.
Mid-capitalization companies may have less access to capital, narrower product lines, and more limited operating histories than larger companies, and their securities may be less liquid and more difficult to trade during periods of market stress, which can increase volatility and magnify losses for a leveraged fund.

Corgi U.S. Mid-Cap 2x Daily ETF | Economic Sensitivity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Economic Sensitivity Risk.
Mid-cap stocks may be more sensitive to changes in U.S. economic conditions, credit availability, and financing costs. A slowdown in economic growth, a recession, or tighter credit conditions may disproportionately affect mid cap issuers and increase volatility.

Corgi U.S. Mid-Cap 2x Daily ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment.
Corgi U.S. Mid-Cap 2x Daily ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.
Corgi U.S. Small-Cap 2x Daily ETF
Prospectus [Line Items]
Risk [Text Block]	The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.
Corgi U.S. Small-Cap 2x Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk.
The Fund uses leverage to target approximately 2x the Underlying ETF's daily return. Losses are magnified relative to the Underlying ETF. If the Underlying ETF declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Corgi U.S. Small-Cap 2x Daily ETF | Compounding and Daily Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Compounding and Daily Rebalancing Risk.
The Fund seeks 2x the Underlying ETF's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying ETF returns, and Underlying ETF volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying ETF return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying ETF return for the period, and you could lose money even if the Underlying ETF is flat or rises over the holding period.
The following table illustrates the impact of Underlying ETF volatility and Underlying ETF return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, you should consider monitoring your investments in the Fund in light of your individual investment goals and risk tolerance. The table uses hypothetical annualized Underlying ETF volatility and Underlying ETF returns to illustrate the impact of these two principal factors on Fund performance over a one-year period. It does not represent actual returns. Each row corresponds to the level of a hypothetical Underlying ETF return for a one-year period. Each column corresponds to a level of hypothetical annualized Underlying ETF volatility.

Estimated Fund Returns
Underlying ETF Performance		Underlying ETF Annualized Volatility
One Year Return	Two times (2x) Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%
Assumes: (a) no dividends paid with respect to securities of the Underlying ETF; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leveraged exposure) of zero percent. If these were included, the Fund’s performance would be different from that shown.

Corgi U.S. Small-Cap 2x Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Correlation Risk.
The Fund seeks approximately 2x the daily performance of the Underlying ETF but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Corgi U.S. Small-Cap 2x Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk.
To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Corgi U.S. Small-Cap 2x Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk.
The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Corgi U.S. Small-Cap 2x Daily ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Indirect Investment Risk.
The Fund gains exposure to an unaffiliated Underlying ETF that is not involved in this offering. The Fund has no control over the Underlying ETF and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying ETF, and actions taken by the Underlying ETF could negatively affect the Fund's performance.

Corgi U.S. Small-Cap 2x Daily ETF | Financing, Margin, and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Financing, Margin, and Interest Rate Risk.
The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Corgi U.S. Small-Cap 2x Daily ETF | Non-Diversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risk.
As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.

Corgi U.S. Small-Cap 2x Daily ETF | ETF Trading, Premium/Discount and Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
ETF Trading, Premium/Discount and Authorized Participant Concentration Risk.
Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Corgi U.S. Small-Cap 2x Daily ETF | Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk.
To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

Corgi U.S. Small-Cap 2x Daily ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.
Corgi U.S. Small-Cap 2x Daily ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Corgi U.S. Small-Cap 2x Daily ETF | Limited Shareholder Rights Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Limited Shareholder Rights Risk. The Trust’s governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings, and the Board can take certain actions without a shareholder vote (including, in some cases, liquidating the Fund). These provisions can make it harder, more expensive, or slower for shareholders to bring claims or to influence how the Trust or the Fund is run, including because certain claims (other than claims arising under the federal securities laws) may be subject to a waiver of the right to a jury trial.

Corgi U.S. Small-Cap 2x Daily ETF | Economic Sensitivity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Economic Sensitivity Risk.
Small cap stocks may be more sensitive to changes in U.S. economic conditions, credit availability, and financing costs. Recessions or tighter financial conditions may disproportionately affect small cap issuers and magnify losses due to leverage.

Corgi U.S. Small-Cap 2x Daily ETF | Small Cap Equity Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Small Cap Equity Market Risk.
Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to U.S. small cap equity market risk. Small cap stocks can be more volatile than large cap stocks, and because the Fund provides leveraged exposure, declines in small cap equities may result in proportionally larger declines in the Fund's net asset value.

Corgi U.S. Small-Cap 2x Daily ETF | Small Cap Company and Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Small Cap Company and Liquidity Risk.
Small cap companies may have less access to capital, narrower product lines, and more limited operating histories than larger companies. Their securities may trade with lower liquidity and wider bid-ask spreads, which can increase volatility and make it harder to enter or exit positions during market stress.

Corgi U.S. Small-Cap 2x Daily ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment.
Corgi U.S. Small-Cap 2x Daily ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.
Corgi South Korea 2x Daily ETF
Prospectus [Line Items]
Risk [Text Block]	The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.
Corgi South Korea 2x Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk.
The Fund uses leverage to target approximately 2x the Underlying ETF's daily return. Losses are magnified relative to the Underlying ETF. If the Underlying ETF declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Corgi South Korea 2x Daily ETF | Compounding and Daily Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Compounding and Daily Rebalancing Risk.
The Fund seeks 2x the Underlying ETF's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying ETF returns, and Underlying ETF volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying ETF return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying ETF return for the period, and you could lose money even if the Underlying ETF is flat or rises over the holding period.
The following table illustrates the impact of Underlying ETF volatility and Underlying ETF return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, you should consider monitoring your investments in the Fund in light of your individual investment goals and risk tolerance. The table uses hypothetical annualized Underlying ETF volatility and Underlying ETF returns to illustrate the impact of these two principal factors on Fund performance over a one-year period. It does not represent actual returns. Each row corresponds to the level of a hypothetical Underlying ETF return for a one-year period. Each column corresponds to a level of hypothetical annualized Underlying ETF volatility.

Estimated Fund Returns
Underlying ETF Performance		Underlying ETF Annualized Volatility
One Year Return	Two times (2x) Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%
Assumes: (a) no dividends paid with respect to securities of the Underlying ETF; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leveraged exposure) of zero percent. If these were included, the Fund’s performance would be different from that shown.

Corgi South Korea 2x Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Correlation Risk.
The Fund seeks approximately 2x the daily performance of the Underlying ETF but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Corgi South Korea 2x Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk.
To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Corgi South Korea 2x Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk.
The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Corgi South Korea 2x Daily ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Indirect Investment Risk.
The Fund gains exposure to an unaffiliated Underlying ETF that is not involved in this offering. The Fund has no control over the Underlying ETF and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying ETF, and actions taken by the Underlying ETF could negatively affect the Fund's performance.

Corgi South Korea 2x Daily ETF | Foreign and Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Foreign and Emerging Markets Risk. The Underlying ETF may include foreign securities, including securities of issuers in emerging market countries. Foreign securities may be subject to additional risks not typically associated with U.S. securities, including currency risk, political and economic instability, less developed regulatory and legal systems, capital controls, expropriation, nationalization, sanctions, and less reliable financial reporting and trading practices. Emerging markets may be more volatile and less liquid than developed markets, and their securities may be more difficult to value or trade.

Corgi South Korea 2x Daily ETF | Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Currency Risk.
The Fund is indirectly exposed to currency risk through the Underlying ETF's exposure to the South Korean won. Currency movements versus the U.S. dollar may reduce returns or increase losses, and the Fund does not expect to systematically hedge foreign currency exposure.

Corgi South Korea 2x Daily ETF | Financing, Margin, and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Financing, Margin, and Interest Rate Risk.
The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Corgi South Korea 2x Daily ETF | Non-Diversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risk.
As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.

Corgi South Korea 2x Daily ETF | ETF Trading, Premium/Discount and Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
ETF Trading, Premium/Discount and Authorized Participant Concentration Risk.
Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Corgi South Korea 2x Daily ETF | Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk.
To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

Corgi South Korea 2x Daily ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.
Corgi South Korea 2x Daily ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Corgi South Korea 2x Daily ETF | Limited Shareholder Rights Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Limited Shareholder Rights Risk.
The Trust’s governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings, and the Board can take certain actions without a shareholder vote (including, in some cases, liquidating the Fund). These provisions can make it harder, more expensive, or slower for shareholders to bring claims or to influence how the Trust or the Fund is run, including because certain claims (other than claims arising under the federal securities laws) may be subject to a waiver of the right to a jury trial.

Corgi South Korea 2x Daily ETF | National Closed Market Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
National Closed Market Trading Risk.
The securities held by the Underlying ETF generally trade in South Korea, and those markets may be closed when the exchange on which Fund shares trade is open. As a result, there may be deviations between the current value of the Fund's reference exposure and the last quoted prices in the underlying local market, which may contribute to wider premiums/discounts, bid-ask spreads, and tracking differences.

Corgi South Korea 2x Daily ETF | South Korea Equity Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
South Korea Equity Market Risk.
Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to South Korea equity market risk. South Korea equities can be volatile and sensitive to global risk appetite, export cycles, and regional events. Because the Fund provides leveraged exposure, declines in South Korea equities may result in proportionally larger declines in the Fund's net asset value.

Corgi South Korea 2x Daily ETF | Korea Geopolitical and Security Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Korea Geopolitical and Security Risk.
South Korea is subject to elevated geopolitical and security risks, including the risk of military conflict or heightened tensions on the Korean peninsula. Such events can disrupt markets, reduce liquidity, and cause sharp declines that may be magnified due to leverage.

Corgi South Korea 2x Daily ETF | Concentration and Export Cycle Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Concentration and Export Cycle Risk.
South Korea's market can be influenced by a relatively limited number of large issuers and export-oriented sectors. Adverse developments affecting global technology demand, semiconductor cycles, or major conglomerates may have an outsized impact on the Underlying ETF and the Fund.

Corgi South Korea 2x Daily ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment.
Corgi South Korea 2x Daily ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.
Corgi Taiwan 2x Daily ETF
Prospectus [Line Items]
Risk [Text Block]	The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.
Corgi Taiwan 2x Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk.
The Fund uses leverage to target approximately 2x the Underlying ETF's daily return. Losses are magnified relative to the Underlying ETF. If the Underlying ETF declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Corgi Taiwan 2x Daily ETF | Compounding and Daily Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Compounding and Daily Rebalancing Risk.
The Fund seeks 2x the Underlying ETF's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying ETF returns, and Underlying ETF volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying ETF return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying ETF return for the period, and you could lose money even if the Underlying ETF is flat or rises over the holding period.
The following table illustrates the impact of Underlying ETF volatility and Underlying ETF return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, you should consider monitoring your investments in the Fund in light of your individual investment goals and risk tolerance. The table uses hypothetical annualized Underlying ETF volatility and Underlying ETF returns to illustrate the impact of these two principal factors on Fund performance over a one-year period. It does not represent actual returns. Each row corresponds to the level of a hypothetical Underlying ETF return for a one-year period. Each column corresponds to a level of hypothetical annualized Underlying ETF volatility.

Estimated Fund Returns
Underlying ETF Performance		Underlying ETF Annualized Volatility
One Year Return	Two times (2x) Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%
Assumes: (a) no dividends paid with respect to securities of the Underlying ETF; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leveraged exposure) of zero percent. If these were included, the Fund’s performance would be different from that shown.

Corgi Taiwan 2x Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Correlation Risk.
The Fund seeks approximately 2x the daily performance of the Underlying ETF but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Corgi Taiwan 2x Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk.
To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Corgi Taiwan 2x Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk.
The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Corgi Taiwan 2x Daily ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Indirect Investment Risk.
The Fund gains exposure to an unaffiliated Underlying ETF that is not involved in this offering. The Fund has no control over the Underlying ETF and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying ETF, and actions taken by the Underlying ETF could negatively affect the Fund's performance.

Corgi Taiwan 2x Daily ETF | Financing, Margin, and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Financing, Margin, and Interest Rate Risk.
The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Corgi Taiwan 2x Daily ETF | Non-Diversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risk.
As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.

Corgi Taiwan 2x Daily ETF | ETF Trading, Premium/Discount and Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
ETF Trading, Premium/Discount and Authorized Participant Concentration Risk.
Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Corgi Taiwan 2x Daily ETF | Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk.
To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

Corgi Taiwan 2x Daily ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.
Corgi Taiwan 2x Daily ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Corgi Taiwan 2x Daily ETF | Limited Shareholder Rights Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Limited Shareholder Rights Risk.
The Trust’s governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings, and the Board can take certain actions without a shareholder vote (including, in some cases, liquidating the Fund). These provisions can make it harder, more expensive, or slower for shareholders to bring claims or to influence how the Trust or the Fund is run, including because certain claims (other than claims arising under the federal securities laws) may be subject to a waiver of the right to a jury trial.

Corgi Taiwan 2x Daily ETF | National Closed Market Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
National Closed Market Trading Risk.
The securities held by the Underlying ETF generally trade in Taiwan, and the Taiwan market may be closed when the exchange on which the Fund's shares trade is open. As a result, there may be deviations between the current value of the Fund's reference exposure and the last quoted prices in the local market, which may contribute to wider premiums/discounts, wider bid-ask spreads, valuation differences, and/or increased tracking differences.

Corgi Taiwan 2x Daily ETF | Taiwan Equity Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Taiwan Equity Market Risk.
Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to Taiwan equity market risk. Taiwan equities can be volatile and sensitive to global growth expectations and technology demand. Because the Fund provides leveraged exposure, declines in Taiwan equities may result in proportionally larger declines in the Fund's net asset value.

Corgi Taiwan 2x Daily ETF | Taiwan Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Taiwan Geopolitical Risk.
Taiwan is subject to heightened geopolitical risk, including cross strait tensions and the risk of military conflict or coercive measures that could disrupt markets, supply chains, and capital flows. Such events can cause severe market declines and reduced liquidity that may be magnified due to leverage.

Corgi Taiwan 2x Daily ETF | Risk of Investing in Emerging Markets [Member]
Prospectus [Line Items]
Risk [Text Block]
Risk of Investing in Emerging Markets.
Investments in emerging markets may be subject to a greater risk of loss than investments in more developed markets. These risks may include greater market volatility; political, legal, economic, and social instability; less developed securities markets and market infrastructure (including settlement, custody and valuation); capital controls; and less stringent accounting, auditing and disclosure requirements. Because the Fund provides leveraged exposure, these risks may be magnified.

Corgi Taiwan 2x Daily ETF | Reliance on Trading Partners Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Reliance on Trading Partners Risk.
Taiwan's economy is heavily dependent upon trading with key partners and is export-oriented. Reduced demand for Taiwan's goods, trade conflicts, tariffs, sanctions, export controls, or supply chain disruptions may adversely affect Taiwanese issuers and may negatively impact the Underlying ETF and the Fund. Because the Fund provides leveraged exposure, the effects of adverse developments may be magnified.

Corgi Taiwan 2x Daily ETF | Semiconductor and Technology Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Semiconductor and Technology Concentration Risk.
Taiwan's market often has meaningful concentration in technology and semiconductor related issuers. Downturns in the semiconductor cycle, export controls, supply chain disruptions, or company specific events affecting major issuers may have an outsized impact on the Underlying ETF and the Fund.

Corgi Taiwan 2x Daily ETF | Currency and Market Access Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Currency and Market Access Risk.
The Fund is indirectly exposed to currency risk through the Underlying ETF's exposure to the New Taiwan dollar, and to market access and settlement risks associated with trading and custody in non-U.S. markets. These risks may be heightened during periods of market stress.

Corgi Taiwan 2x Daily ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment.
Corgi Taiwan 2x Daily ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.
Corgi U.S. Consumer Discretionary 2x Daily ETF
Prospectus [Line Items]
Risk [Text Block]	The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.
Corgi U.S. Consumer Discretionary 2x Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk.
The Fund uses leverage to target approximately 2x the Underlying ETF's daily return. Losses are magnified relative to the Underlying ETF. If the Underlying ETF declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Corgi U.S. Consumer Discretionary 2x Daily ETF | Compounding and Daily Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Compounding and Daily Rebalancing Risk.
The Fund seeks 2x the Underlying ETF's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying ETF returns, and Underlying ETF volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying ETF return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying ETF return for the period, and you could lose money even if the Underlying ETF is flat or rises over the holding period.
The following table illustrates the impact of Underlying ETF volatility and Underlying ETF return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, you should consider monitoring your investments in the Fund in light of your individual investment goals and risk tolerance. The table uses hypothetical annualized Underlying ETF volatility and Underlying ETF returns to illustrate the impact of these two principal factors on Fund performance over a one-year period. It does not represent actual returns. Each row corresponds to the level of a hypothetical Underlying ETF return for a one-year period. Each column corresponds to a level of hypothetical annualized Underlying ETF volatility.

Estimated Fund Returns
Underlying ETF Performance		Underlying ETF Annualized Volatility
One Year Return	Two times (2x) Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%
Assumes: (a) no dividends paid with respect to securities of the Underlying ETF; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leveraged exposure) of zero percent. If these were included, the Fund’s performance would be different from that shown.

Corgi U.S. Consumer Discretionary 2x Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Correlation Risk.
The Fund seeks approximately 2x the daily performance of the Underlying ETF but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Corgi U.S. Consumer Discretionary 2x Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk.
To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Corgi U.S. Consumer Discretionary 2x Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk.
The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Corgi U.S. Consumer Discretionary 2x Daily ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Indirect Investment Risk.
The Fund gains exposure to an unaffiliated Underlying ETF that is not involved in this offering. The Fund has no control over the Underlying ETF and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying ETF, and actions taken by the Underlying ETF could negatively affect the Fund's performance.

Corgi U.S. Consumer Discretionary 2x Daily ETF | Financing, Margin, and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Financing, Margin, and Interest Rate Risk.
The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Corgi U.S. Consumer Discretionary 2x Daily ETF | Non-Diversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risk.
As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.

Corgi U.S. Consumer Discretionary 2x Daily ETF | ETF Trading, Premium/Discount and Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
ETF Trading, Premium/Discount and Authorized Participant Concentration Risk.
Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Corgi U.S. Consumer Discretionary 2x Daily ETF | Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk.
To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

Corgi U.S. Consumer Discretionary 2x Daily ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.
Corgi U.S. Consumer Discretionary 2x Daily ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Corgi U.S. Consumer Discretionary 2x Daily ETF | Limited Shareholder Rights Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Limited Shareholder Rights Risk.
The Trust’s governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings, and the Board can take certain actions without a shareholder vote (including, in some cases, liquidating the Fund). These provisions can make it harder, more expensive, or slower for shareholders to bring claims or to influence how the Trust or the Fund is run, including because certain claims (other than claims arising under the federal securities laws) may be subject to a waiver of the right to a jury trial.

Corgi U.S. Consumer Discretionary 2x Daily ETF | Consumer Discretionary Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Consumer Discretionary Sector Risk.
Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to consumer discretionary sector risk. Consumer discretionary companies are typically sensitive to employment, wages, consumer confidence, inflation, and interest rates. Because the Fund provides leveraged exposure, declines in the sector may result in proportionally larger declines in the Fund's net asset value.

Corgi U.S. Consumer Discretionary 2x Daily ETF | Cyclicality and Recession Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Cyclicality and Recession Risk.
Consumer discretionary spending may fall during recessions or periods of financial stress. Higher borrowing costs and tighter credit can pressure demand for discretionary goods and services, which can increase volatility and magnify losses due to leverage.

Corgi U.S. Consumer Discretionary 2x Daily ETF | Retail and ECommerce Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Retail and E-Commerce Risk.
A significant portion of the Underlying ETF's exposure may be to retail and consumer platforms, including broadline and specialty retail. Retail and e-commerce companies can be adversely affected by changes in consumer preferences, pricing pressure, promotional intensity, supply chain disruption, shipping and fulfillment costs, data security incidents, regulatory changes, and heightened competition. Because the Fund provides leveraged exposure, adverse developments affecting these companies may result in proportionally larger declines in the Fund's net asset value.

Corgi U.S. Consumer Discretionary 2x Daily ETF | Automobile Industry Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Automobile Industry Risk.
A significant portion of the Underlying ETF's exposure may be to automobile manufacturers and related companies. These companies may be sensitive to interest rates and credit availability, consumer demand, commodity and input costs, labor costs, recalls and product liability claims, supply chain disruptions, and regulatory developments (including emissions, safety, and trade policy). Because the Fund provides leveraged exposure, adverse developments affecting the automobile industry may result in proportionally larger declines in the Fund's net asset value.

Corgi U.S. Consumer Discretionary 2x Daily ETF | Industry and Issuer Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Industry and Issuer Concentration Risk.
The consumer discretionary sector may be influenced by a limited number of large issuers and subsectors, including major retailers or consumer platforms. Negative developments affecting these issuers may have an outsized impact on the Underlying ETF and the Fund.

Corgi U.S. Consumer Discretionary 2x Daily ETF | Inflation, Input Cost, and Margin Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Inflation, Input Cost, and Margin Risk.
Changes in commodity prices, shipping costs, wages, and supply chain conditions can pressure margins for discretionary companies. If companies cannot pass on higher costs, earnings may decline and sector valuations may fall.

Corgi U.S. Consumer Discretionary 2x Daily ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment.
Corgi U.S. Consumer Discretionary 2x Daily ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.
Corgi U.S. Consumer Staples 2x Daily ETF
Prospectus [Line Items]
Risk [Text Block]	The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.
Corgi U.S. Consumer Staples 2x Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk.
The Fund uses leverage to target approximately 2x the Underlying ETF's daily return. Losses are magnified relative to the Underlying ETF. If the Underlying ETF declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Corgi U.S. Consumer Staples 2x Daily ETF | Compounding and Daily Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Compounding and Daily Rebalancing Risk.
The Fund seeks 2x the Underlying ETF's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying ETF returns, and Underlying ETF volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying ETF return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying ETF return for the period, and you could lose money even if the Underlying ETF is flat or rises over the holding period.
The following table illustrates the impact of Underlying ETF volatility and Underlying ETF return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, you should consider monitoring your investments in the Fund in light of your individual investment goals and risk tolerance.
The table uses hypothetical annualized Underlying ETF volatility and Underlying ETF returns to illustrate the impact of these two principal factors on Fund performance over a one-year period. It does not represent actual returns. Each row corresponds to the level of a hypothetical Underlying ETF return for a one-year period. Each column corresponds to a level of hypothetical annualized Underlying ETF volatility.

Estimated Fund Returns
Underlying ETF Performance		Underlying ETF Annualized Volatility
One Year Return	Two times (2x) Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%
Assumes: (a) no dividends paid with respect to securities of the Underlying ETF; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leveraged exposure) of zero percent. If these were included, the Fund’s performance would be different from that shown.

Corgi U.S. Consumer Staples 2x Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Correlation Risk.
The Fund seeks approximately 2x the daily performance of the Underlying ETF but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Corgi U.S. Consumer Staples 2x Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk.
To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Corgi U.S. Consumer Staples 2x Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk.
The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Corgi U.S. Consumer Staples 2x Daily ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Indirect Investment Risk.
The Fund gains exposure to an unaffiliated Underlying ETF that is not involved in this offering. The Fund has no control over the Underlying ETF and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying ETF, and actions taken by the Underlying ETF could negatively affect the Fund's performance.

Corgi U.S. Consumer Staples 2x Daily ETF | Financing, Margin, and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Financing, Margin, and Interest Rate Risk.
The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Corgi U.S. Consumer Staples 2x Daily ETF | Non-Diversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risk.
As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.

Corgi U.S. Consumer Staples 2x Daily ETF | ETF Trading, Premium/Discount and Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
ETF Trading, Premium/Discount and Authorized Participant Concentration Risk.
Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Corgi U.S. Consumer Staples 2x Daily ETF | Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk.
To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

Corgi U.S. Consumer Staples 2x Daily ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.
Corgi U.S. Consumer Staples 2x Daily ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.
Limited Shareholder Rights Risk. The Trust’s governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings, and the Board can take certain actions without a shareholder vote (including, in some cases, liquidating the Fund). These provisions can make it harder, more expensive, or slower for shareholders to bring claims or to influence how the Trust or the Fund is run, including because certain claims (other than claims arising under the federal securities laws) may be subject to a waiver of the right to a jury trial.

Corgi U.S. Consumer Staples 2x Daily ETF | Consumer Staples Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Consumer Staples Sector Risk.
Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to consumer staples sector risk. Staples companies may be affected by changes in input costs, pricing power, consumer behavior, and regulation. Because the Fund provides leveraged exposure, declines in the sector may result in proportionally larger declines in the Fund's net asset value.

Corgi U.S. Consumer Staples 2x Daily ETF | Issuer Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Issuer Concentration Risk.
The Underlying ETF and the Index may have significant weight in a limited number of issuers at various times. As a result, negative developments affecting one or more of these issuers may have an outsized impact on the Underlying ETF and the Fund, and the Fund's use of leverage may magnify losses.

Corgi U.S. Consumer Staples 2x Daily ETF | Tobacco Industry Risk. [Member]
Prospectus [Line Items]
Risk [Text Block]
Tobacco Industry Risk.
The Underlying ETF and the Index may have meaningful exposure to tobacco companies. Tobacco companies may be subject to heightened litigation, regulatory restrictions, excise taxes, adverse public health developments, and changing consumer preferences, any of which may adversely affect returns and may be magnified due to the Fund's leverage.

Corgi U.S. Consumer Staples 2x Daily ETF | Inflation and Margin Pressure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Inflation and Margin Pressure Risk.
Rising costs for commodities, packaging, transportation, and labor can pressure margins for staples companies. If companies cannot pass through costs, earnings may decline and valuations may fall.

Corgi U.S. Consumer Staples 2x Daily ETF | Regulatory and Product Liability Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Regulatory and Product Liability Risk.
Consumer staples companies may face product safety, labeling, advertising, and environmental regulations. Recalls, litigation, or regulatory actions can harm brand value and financial results.

Corgi U.S. Consumer Staples 2x Daily ETF | Defensive Sector Valuation and Rate Sensitivity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Defensive Sector Valuation and Rate Sensitivity Risk.
Although staples are often viewed as defensive, the sector can be sensitive to valuation changes driven by interest rates and investor risk appetite, especially when the sector trades at elevated valuation multiples.

Corgi U.S. Consumer Staples 2x Daily ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment
Corgi U.S. Consumer Staples 2x Daily ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.
Corgi U.S. Biotech 2x Daily ETF
Prospectus [Line Items]
Risk [Text Block]	The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.
Corgi U.S. Biotech 2x Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk.
The Fund uses leverage to target approximately 2x the Underlying ETF's daily return. Losses are magnified relative to the Underlying ETF. If the Underlying ETF declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Corgi U.S. Biotech 2x Daily ETF | Compounding and Daily Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Compounding and Daily Rebalancing Risk.
The Fund seeks 2x the Underlying ETF's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying ETF returns, and Underlying ETF volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying ETF return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying ETF return for the period, and you could lose money even if the Underlying ETF is flat or rises over the holding period.
The following table illustrates the impact of Underlying ETF volatility and Underlying ETF return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, you should consider monitoring your investments in the Fund in light of your individual investment goals and risk tolerance. The table uses hypothetical annualized Underlying ETF volatility and Underlying ETF returns to illustrate the impact of these two principal factors on Fund performance over a one-year period. It does not represent actual returns. Each row corresponds to the level of a hypothetical Underlying ETF return for a one-year period. Each column corresponds to a level of hypothetical annualized Underlying ETF volatility.

Estimated Fund Returns
Underlying ETF Performance		Underlying ETF Annualized Volatility
One Year Return	Two times (2x) Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%
Assumes: (a) no dividends paid with respect to securities of the Underlying ETF; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leveraged exposure) of zero percent. If these were included, the Fund’s performance would be different from that shown.

Corgi U.S. Biotech 2x Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Correlation Risk.
The Fund seeks approximately 2x the daily performance of the Underlying ETF but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Corgi U.S. Biotech 2x Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk.
To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Corgi U.S. Biotech 2x Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk.
The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Corgi U.S. Biotech 2x Daily ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Indirect Investment Risk.
The Fund gains exposure to an unaffiliated Underlying ETF that is not involved in this offering. The Fund has no control over the Underlying ETF and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying ETF, and actions taken by the Underlying ETF could negatively affect the Fund's performance.

Corgi U.S. Biotech 2x Daily ETF | Financing, Margin, and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Financing, Margin, and Interest Rate Risk.
The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Corgi U.S. Biotech 2x Daily ETF | Non-Diversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risk.
As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.

Corgi U.S. Biotech 2x Daily ETF | ETF Trading, Premium/Discount and Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
ETF Trading, Premium/Discount and Authorized Participant Concentration Risk.
Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Corgi U.S. Biotech 2x Daily ETF | Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk.
To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

Corgi U.S. Biotech 2x Daily ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.
Corgi U.S. Biotech 2x Daily ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Corgi U.S. Biotech 2x Daily ETF | Limited Shareholder Rights Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Limited Shareholder Rights Risk.
The Trust’s governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings, and the Board can take certain actions without a shareholder vote (including, in some cases, liquidating the Fund). These provisions can make it harder, more expensive, or slower for shareholders to bring claims or to influence how the Trust or the Fund is run, including because certain claims (other than claims arising under the federal securities laws) may be subject to a waiver of the right to a jury trial.

Corgi U.S. Biotech 2x Daily ETF | Underlying ETF Index, Sampling and EqualWeight Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Underlying ETF Index, Sampling and Equal-Weight Rebalancing Risk.
The Underlying ETF seeks to track the performance of an index using an indexing approach and may employ a sampling strategy, which may cause tracking error and may result in the Underlying ETF underperforming its index. In addition, the Underlying ETF's benchmark uses a modified equal-weight methodology that is rebalanced periodically, which may increase turnover, emphasize smaller and less liquid issuers, and contribute to higher volatility, particularly during periods of market stress. Because the Fund provides leveraged exposure to the daily performance of the Underlying ETF, the effects of these risks may be magnified.

Corgi U.S. Biotech 2x Daily ETF | Biotechnology Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Biotechnology Sector Risk.
Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to biotechnology sector risk, including high price volatility driven by pipeline news, clinical trial results, competitive dynamics, and capital markets conditions. Because the Fund provides leveraged exposure, declines in biotechnology equities may result in proportionally larger declines in the Fund's net asset value.

Corgi U.S. Biotech 2x Daily ETF | Clinical, Regulatory, and Product Approval Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Clinical, Regulatory, and Product Approval Risk.
Biotechnology companies may depend on successful research, clinical trials, and regulatory approvals. Delays, failures, safety issues, or adverse regulatory actions can lead to sharp declines in affected issuers and the Underlying ETF, which may be magnified by leverage.

Corgi U.S. Biotech 2x Daily ETF | Healthcare Policy and Drug Pricing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Healthcare Policy and Drug Pricing Risk.
Biotechnology companies may be adversely affected by changes in healthcare policy, drug pricing reforms, reimbursement decisions, government investigations, and other regulatory or legislative actions that impact the pricing, commercialization, or profitability of therapies. Such developments may cause sharp declines in affected issuers and the Underlying ETF, which may be magnified by leverage.

Corgi U.S. Biotech 2x Daily ETF | Small and Mid Cap Biotech Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Small and Mid Cap Biotech Company Risk.
The biotechnology universe often includes smaller companies with limited product revenue, high cash burn, and reliance on external financing. These issuers may be more sensitive to interest rates and risk appetite and may experience lower liquidity during market stress.

Corgi U.S. Biotech 2x Daily ETF | Industry Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Industry Concentration Risk.
The Underlying ETF is concentrated in a single industry group and may have significant exposure to a subset of biotechnology issuers at various times. As a result, the Fund may be more volatile than a diversified equity fund, and leverage may magnify industry drawdowns.

Corgi U.S. Biotech 2x Daily ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment
Corgi U.S. Biotech 2x Daily ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.
Corgi U.S. Energy 2x Daily ETF
Prospectus [Line Items]
Risk [Text Block]	The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.
Corgi U.S. Energy 2x Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk.
The Fund uses leverage to target approximately 2x the Underlying ETF's daily return. Losses are magnified relative to the Underlying ETF. If the Underlying ETF declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Corgi U.S. Energy 2x Daily ETF | Compounding and Daily Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Compounding and Daily Rebalancing Risk.
The Fund seeks 2x the Underlying ETF's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying ETF returns, and Underlying ETF volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying ETF return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying ETF return for the period, and you could lose money even if the Underlying ETF is flat or rises over the holding period.
The following table illustrates the impact of Underlying ETF volatility and Underlying ETF return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, you should consider monitoring your investments in the Fund in light of your individual investment goals and risk tolerance.
The table uses hypothetical annualized Underlying ETF volatility and Underlying ETF returns to illustrate the impact of these two principal factors on Fund performance over a one-year period. It does not represent actual returns. Each row corresponds to the level of a hypothetical Underlying ETF return for a one-year period. Each column corresponds to a level of hypothetical annualized Underlying ETF volatility.

Estimated Fund Returns
Underlying ETF Performance		Underlying ETF Annualized Volatility
One Year Return	Two times (2x) Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%
Assumes: (a) no dividends paid with respect to securities of the Underlying ETF; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leveraged exposure) of zero percent. If these were included, the Fund’s performance would be different from that shown.

Corgi U.S. Energy 2x Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Correlation Risk.
The Fund seeks approximately 2x the daily performance of the Underlying ETF but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Corgi U.S. Energy 2x Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk.
To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Corgi U.S. Energy 2x Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk.
The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Corgi U.S. Energy 2x Daily ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Indirect Investment Risk.
The Fund gains exposure to an unaffiliated Underlying ETF that is not involved in this offering. The Fund has no control over the Underlying ETF and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying ETF, and actions taken by the Underlying ETF could negatively affect the Fund's performance.

Corgi U.S. Energy 2x Daily ETF | Financing, Margin, and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Financing, Margin, and Interest Rate Risk.
The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Corgi U.S. Energy 2x Daily ETF | Non-Diversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risk.
As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.

Corgi U.S. Energy 2x Daily ETF | ETF Trading, Premium/Discount and Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
ETF Trading, Premium/Discount and Authorized Participant Concentration Risk.
Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Corgi U.S. Energy 2x Daily ETF | Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk.
To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

Corgi U.S. Energy 2x Daily ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.
Corgi U.S. Energy 2x Daily ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Corgi U.S. Energy 2x Daily ETF | Limited Shareholder Rights Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Limited Shareholder Rights Risk.
The Trust’s governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings, and the Board can take certain actions without a shareholder vote (including, in some cases, liquidating the Fund). These provisions can make it harder, more expensive, or slower for shareholders to bring claims or to influence how the Trust or the Fund is run, including because certain claims (other than claims arising under the federal securities laws) may be subject to a waiver of the right to a jury trial.

Corgi U.S. Energy 2x Daily ETF | Industry and Issuer Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Industry and Issuer Concentration Risk.
The energy sector may be concentrated in a limited number of large issuers and subsectors. Negative developments affecting major issuers or the broader sector can have an outsized impact on the Underlying ETF and the Fund.

Corgi U.S. Energy 2x Daily ETF | Energy Sector and Commodity Price Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Energy Sector and Commodity Price Risk.
Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to the energy sector, which is sensitive to oil and gas prices and to the supply and demand of energy fuels. Commodity price declines can reduce cash flows and valuations, and because the Fund provides leveraged exposure, losses may be magnified. Markets for energy-related commodities can be volatile and may be subject to control or influence by large producers or purchasers. Energy companies may need to make substantial expenditures and incur significant debt to maintain or expand reserves, and oil and gas exploration and production can be significantly affected by natural disasters and world events. These companies may also be at risk for environmental damage claims.

Corgi U.S. Energy 2x Daily ETF | Geopolitical and Supply Demand Shock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Geopolitical and Supply Demand Shock Risk.
Oil and gas markets are influenced by geopolitical events, production decisions, sanctions, and supply disruptions. Sudden price moves can increase volatility and impact the Fund's performance.

Corgi U.S. Energy 2x Daily ETF | Regulatory Environmental and Transition Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Regulatory, Environmental, and Transition Risk.
Energy companies face environmental regulation, permitting risk, litigation, and the risk that changes in policy or technology shift demand away from fossil fuels. These factors can pressure valuations and increase uncertainty.

Corgi U.S. Energy 2x Daily ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment
Corgi U.S. Energy 2x Daily ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.
Corgi Total U.S. Market 2x Daily ETF
Prospectus [Line Items]
Risk [Text Block]
The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Corgi Total U.S. Market 2x Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk.
The Fund uses leverage to target approximately 2x the Underlying ETF's daily return. Losses are magnified relative to the Underlying ETF. If the Underlying ETF declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Corgi Total U.S. Market 2x Daily ETF | Compounding and Daily Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Compounding and Daily Rebalancing Risk.
The Fund seeks 2x the Underlying ETF's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying ETF returns, and Underlying ETF volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying ETF return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying ETF return for the period, and you could lose money even if the Underlying ETF is flat or rises over the holding period.
The following table illustrates the impact of Underlying ETF volatility and Underlying ETF return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, you should consider monitoring your investments in the Fund in light of your individual investment goals and risk tolerance. The table uses hypothetical annualized Underlying ETF volatility and Underlying ETF returns to illustrate the impact of these two principal factors on Fund performance over a one-year period. It does not represent actual returns. Each row corresponds to the level of a hypothetical Underlying ETF return for a one-year period. Each column corresponds to a level of hypothetical annualized Underlying ETF volatility.

Estimated Fund Returns
Underlying ETF Performance		Underlying ETF Annualized Volatility
One Year Return	Two times (2x) Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%
Assumes: (a) no dividends paid with respect to securities of the Underlying ETF; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leveraged exposure) of zero percent. If these were included, the Fund’s performance would be different from that shown.

Corgi Total U.S. Market 2x Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Correlation Risk.
The Fund seeks approximately 2x the daily performance of the Underlying ETF but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Corgi Total U.S. Market 2x Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk.
To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Corgi Total U.S. Market 2x Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk.
The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Corgi Total U.S. Market 2x Daily ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Indirect Investment Risk.
The Fund gains exposure to an unaffiliated Underlying ETF that is not involved in this offering. The Fund has no control over the Underlying ETF and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying ETF, and actions taken by the Underlying ETF could negatively affect the Fund's performance.

Corgi Total U.S. Market 2x Daily ETF | Financing, Margin, and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Financing, Margin, and Interest Rate Risk.
The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Corgi Total U.S. Market 2x Daily ETF | Non-Diversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risk.
As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.

Corgi Total U.S. Market 2x Daily ETF | ETF Trading, Premium/Discount and Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
ETF Trading, Premium/Discount and Authorized Participant Concentration Risk.
Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Corgi Total U.S. Market 2x Daily ETF | Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk.
To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

Corgi Total U.S. Market 2x Daily ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.
Corgi Total U.S. Market 2x Daily ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Corgi Total U.S. Market 2x Daily ETF | Limited Shareholder Rights Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Limited Shareholder Rights Risk.
The Trust’s governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings, and the Board can take certain actions without a shareholder vote (including, in some cases, liquidating the Fund). These provisions can make it harder, more expensive, or slower for shareholders to bring claims or to influence how the Trust or the Fund is run, including because certain claims (other than claims arising under the federal securities laws) may be subject to a waiver of the right to a jury trial.

Corgi Total U.S. Market 2x Daily ETF | Valuation and Interest Rate Sensitivity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Valuation and Interest Rate Sensitivity Risk.
U.S. equities may be sensitive to changes in interest rates, inflation expectations, discount rates, and earnings expectations. A broad repricing of equities may materially reduce returns and increase volatility, which can be amplified by leverage.

Corgi Total U.S. Market 2x Daily ETF | Broad U.S. Equity Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Broad U.S. Equity Market Risk.
Through its exposure to the Underlying ETF, the Fund is exposed to U.S. equity market risk. Equity valuations may decline due to issuer-specific factors or broad economic and market conditions, and because the Fund provides leveraged exposure, declines in U.S. equities may result in proportionally larger declines in the Fund's net asset value.

Corgi Total U.S. Market 2x Daily ETF | Mega Cap Influence and Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Mega Cap Influence and Concentration Risk.
The Underlying ETF may have significant weights in a relatively small number of the largest U.S. companies and sectors. Negative developments affecting these issuers or sectors may have an outsized impact on the Fund, and leverage may magnify losses.

Corgi Total U.S. Market 2x Daily ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment.
Corgi Total U.S. Market 2x Daily ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.
Corgi U.S. Financials 2x Daily ETF
Prospectus [Line Items]
Risk [Text Block]	The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.
Corgi U.S. Financials 2x Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk.
The Fund uses leverage to target approximately 2x the Underlying ETF's daily return. Losses are magnified relative to the Underlying ETF. If the Underlying ETF declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Corgi U.S. Financials 2x Daily ETF | Compounding and Daily Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Compounding and Daily Rebalancing Risk.
The Fund seeks 2x the Underlying ETF's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying ETF returns, and Underlying ETF volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying ETF return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying ETF return for the period, and you could lose money even if the Underlying ETF is flat or rises over the holding period.
The following table illustrates the impact of Underlying ETF volatility and Underlying ETF return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, you should consider monitoring your investments in the Fund in light of your individual investment goals and risk tolerance.
The table uses hypothetical annualized Underlying ETF volatility and Underlying ETF returns to illustrate the impact of these two principal factors on Fund performance over a one-year period. It does not represent actual returns. Each row corresponds to the level of a hypothetical Underlying ETF return for a one-year period. Each column corresponds to a level of hypothetical annualized Underlying ETF volatility.

Estimated Fund Returns
Underlying ETF Performance		Underlying ETF Annualized Volatility
One Year Return	Two times (2x) Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%
Assumes: (a) no dividends paid with respect to securities of the Underlying ETF; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leveraged exposure) of zero percent. If these were included, the Fund’s performance would be different from that shown.

Corgi U.S. Financials 2x Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Correlation Risk.
The Fund seeks approximately 2x the daily performance of the Underlying ETF but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Corgi U.S. Financials 2x Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk.
To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Corgi U.S. Financials 2x Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk.
The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Corgi U.S. Financials 2x Daily ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Indirect Investment Risk.
The Fund gains exposure to an unaffiliated Underlying ETF that is not involved in this offering. The Fund has no control over the Underlying ETF and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying ETF, and actions taken by the Underlying ETF could negatively affect the Fund's performance.

Corgi U.S. Financials 2x Daily ETF | Financing, Margin, and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Financing, Margin, and Interest Rate Risk.
The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Corgi U.S. Financials 2x Daily ETF | Non-Diversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risk.
As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.

Corgi U.S. Financials 2x Daily ETF | ETF Trading, Premium/Discount and Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
ETF Trading, Premium/Discount and Authorized Participant Concentration Risk.
Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Corgi U.S. Financials 2x Daily ETF | Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk.
To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

Corgi U.S. Financials 2x Daily ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.
Corgi U.S. Financials 2x Daily ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Corgi U.S. Financials 2x Daily ETF | Limited Shareholder Rights Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Limited Shareholder Rights Risk.
The Trust’s governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings, and the Board can take certain actions without a shareholder vote (including, in some cases, liquidating the Fund). These provisions can make it harder, more expensive, or slower for shareholders to bring claims or to influence how the Trust or the Fund is run, including because certain claims (other than claims arising under the federal securities laws) may be subject to a waiver of the right to a jury trial.

Corgi U.S. Financials 2x Daily ETF | Issuer Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Issuer Concentration Risk.
The Underlying ETF may have significant weight in a limited number of issuers. As a result, negative developments affecting one or more of those issuers may have an outsized impact on the Underlying ETF and the Fund, and leverage may magnify losses.

Corgi U.S. Financials 2x Daily ETF | Systemic and Contagion Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Systemic and Contagion Risk.
Financial companies can be highly interconnected through funding markets, capital markets activity, derivatives, and confidence-sensitive liabilities. Stress events, liquidity shocks, or sudden changes in market confidence can spread rapidly across financial institutions and markets, increasing volatility and potentially causing sharp declines that may be magnified due to leverage.

Corgi U.S. Financials 2x Daily ETF | Financial Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Financial Sector Risk.
Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to financial sector risk, including sensitivity to economic cycles, credit conditions, and market liquidity. Because the Fund provides leveraged exposure, sector declines may result in proportionally larger declines in the Fund's net asset value.

Corgi U.S. Financials 2x Daily ETF | Interest Rate and Yield Curve Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Interest Rate and Yield Curve Risk.
Financial companies, particularly banks, can be sensitive to changes in interest rates and the shape of the yield curve, which affect net interest margins, loan demand, and asset valuations. Mortgage REITs and other rate-sensitive financial companies may be particularly affected by changes in interest rates, spreads, and financing conditions. Rapid rate changes can increase volatility and losses may be magnified by leverage.

Corgi U.S. Financials 2x Daily ETF | Credit and Default Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Credit and Default Risk.
Deterioration in borrower credit quality, higher delinquencies, or recessions can increase loan losses and pressure earnings for banks and lenders, which can negatively affect the Underlying ETF and the Fund.

Corgi U.S. Financials 2x Daily ETF | Regulatory and Capital Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Regulatory and Capital Risk.
Financial companies are subject to extensive regulation, capital requirements, and supervisory actions. Regulatory changes, stress events, or enforcement actions can reduce profitability and restrict business activity.

Corgi U.S. Financials 2x Daily ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment.
Corgi U.S. Financials 2x Daily ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.
Corgi U.S. Growth 2x Daily ETF
Prospectus [Line Items]
Risk [Text Block]
The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Corgi U.S. Growth 2x Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk.
The Fund uses leverage to target approximately 2x the Underlying ETF's daily return. Losses are magnified relative to the Underlying ETF. If the Underlying ETF declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Corgi U.S. Growth 2x Daily ETF | Compounding and Daily Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Compounding and Daily Rebalancing Risk.
The Fund seeks 2x the Underlying ETF's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying ETF returns, and Underlying ETF volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying ETF return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying ETF return for the period, and you could lose money even if the Underlying ETF is flat or rises over the holding period.
The following table illustrates the impact of Underlying ETF volatility and Underlying ETF return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, you should consider monitoring your investments in the Fund in light of your individual investment goals and risk tolerance.
The table uses hypothetical annualized Underlying ETF volatility and Underlying ETF returns to illustrate the impact of these two principal factors on Fund performance over a one-year period. It does not represent actual returns. Each row corresponds to the level of a hypothetical Underlying ETF return for a one-year period. Each column corresponds to a level of hypothetical annualized Underlying ETF volatility.

Estimated Fund Returns
Underlying ETF Performance		Underlying ETF Annualized Volatility
One Year Return	Two times (2x) Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%
Assumes: (a) no dividends paid with respect to securities of the Underlying ETF; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leveraged exposure) of zero percent. If these were included, the Fund’s performance would be different from that shown.

Corgi U.S. Growth 2x Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Correlation Risk.
The Fund seeks approximately 2x the daily performance of the Underlying ETF but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Corgi U.S. Growth 2x Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk.
To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Corgi U.S. Growth 2x Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk.
The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Corgi U.S. Growth 2x Daily ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Indirect Investment Risk.
The Fund gains exposure to an unaffiliated Underlying ETF that is not involved in this offering. The Fund has no control over the Underlying ETF and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying ETF, and actions taken by the Underlying ETF could negatively affect the Fund's performance.

Corgi U.S. Growth 2x Daily ETF | Financing, Margin, and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Financing, Margin, and Interest Rate Risk.
The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Corgi U.S. Growth 2x Daily ETF | Non-Diversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risk.
As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.

Corgi U.S. Growth 2x Daily ETF | ETF Trading, Premium/Discount and Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
ETF Trading, Premium/Discount and Authorized Participant Concentration Risk.
Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Corgi U.S. Growth 2x Daily ETF | Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk.
To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

Corgi U.S. Growth 2x Daily ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.
Corgi U.S. Growth 2x Daily ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Corgi U.S. Growth 2x Daily ETF | Limited Shareholder Rights Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Limited Shareholder Rights Risk.
The Trust’s governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings, and the Board can take certain actions without a shareholder vote (including, in some cases, liquidating the Fund). These provisions can make it harder, more expensive, or slower for shareholders to bring claims or to influence how the Trust or the Fund is run, including because certain claims (other than claims arising under the federal securities laws) may be subject to a waiver of the right to a jury trial.

Corgi U.S. Growth 2x Daily ETF | Valuation and Interest Rate Sensitivity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Valuation and Interest Rate Sensitivity Risk.
Growth stocks often trade at higher valuation multiples and may be particularly sensitive to changes in interest rates and discount rates. Rising rates or a valuation reset can lead to sharp drawdowns that may be magnified due to leverage.

Corgi U.S. Growth 2x Daily ETF | Growth Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Growth Stock Risk.
Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to growth stock risk. Growth stocks may be more sensitive to changes in earnings expectations and investor sentiment, and because the Fund provides leveraged exposure, declines may result in proportionally larger losses.

Corgi U.S. Growth 2x Daily ETF | Sector and Issuer Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Sector and Issuer Concentration Risk.
Growth exposure may be concentrated in a limited number of sectors, such as technology or communication related businesses, and in a limited number of large issuers. Negative developments affecting these areas may have an outsized impact on the Fund.

Corgi U.S. Growth 2x Daily ETF | Large-Cap Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Large-Cap Company Risk.
The Fund’s exposure, through the Underlying ETF, is concentrated in large-capitalization companies. Large-cap companies may be unable to respond as quickly as smaller companies to competitive challenges or to changes in business, product, financial, or market conditions. Large-cap companies may also trail the returns of the overall market. The value of large-cap company securities may fluctuate in response to factors affecting large-cap companies more than the market as a whole.

Corgi U.S. Growth 2x Daily ETF | Market Volatility and Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Volatility and Rebalancing Risk.
Volatile or reversing markets can increase the effects of daily compounding, which may cause the Fund's returns over periods longer than a day to differ materially from 2x the Underlying ETF return for the same period.

Corgi U.S. Growth 2x Daily ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment
Corgi U.S. Growth 2x Daily ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.
Corgi U.S. Healthcare 2x Daily ETF
Prospectus [Line Items]
Risk [Text Block]	The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.
Corgi U.S. Healthcare 2x Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk.
The Fund uses leverage to target approximately 2x the Underlying ETF's daily return. Losses are magnified relative to the Underlying ETF. If the Underlying ETF declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Corgi U.S. Healthcare 2x Daily ETF | Compounding and Daily Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Compounding and Daily Rebalancing Risk.
The Fund seeks 2x the Underlying ETF's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying ETF returns, and Underlying ETF volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying ETF return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying ETF return for the period, and you could lose money even if the Underlying ETF is flat or rises over the holding period.
The following table illustrates the impact of Underlying ETF volatility and Underlying ETF return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, you should consider monitoring your investments in the Fund in light of your individual investment goals and risk tolerance.
The table uses hypothetical annualized Underlying ETF volatility and Underlying ETF returns to illustrate the impact of these two principal factors on Fund performance over a one-year period. It does not represent actual returns. Each row corresponds to the level of a hypothetical Underlying ETF return for a one-year period. Each column corresponds to a level of hypothetical annualized Underlying ETF volatility.

Estimated Fund Returns
Underlying ETF Performance		Underlying ETF Annualized Volatility
One Year Return	Two times (2x) Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%
Assumes: (a) no dividends paid with respect to securities of the Underlying ETF; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leveraged exposure) of zero percent. If these were included, the Fund’s performance would be different from that shown.

Corgi U.S. Healthcare 2x Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Correlation Risk.
The Fund seeks approximately 2x the daily performance of the Underlying ETF but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Corgi U.S. Healthcare 2x Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk.
To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Corgi U.S. Healthcare 2x Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk.
The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Corgi U.S. Healthcare 2x Daily ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Indirect Investment Risk.
The Fund gains exposure to an unaffiliated Underlying ETF that is not involved in this offering. The Fund has no control over the Underlying ETF and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying ETF, and actions taken by the Underlying ETF could negatively affect the Fund's performance.

Corgi U.S. Healthcare 2x Daily ETF | Financing, Margin, and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Financing, Margin, and Interest Rate Risk.
The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Corgi U.S. Healthcare 2x Daily ETF | Non-Diversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risk.
As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.

Corgi U.S. Healthcare 2x Daily ETF | ETF Trading, Premium/Discount and Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
ETF Trading, Premium/Discount and Authorized Participant Concentration Risk.
Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Corgi U.S. Healthcare 2x Daily ETF | Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk.
To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

Corgi U.S. Healthcare 2x Daily ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.
Corgi U.S. Healthcare 2x Daily ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Corgi U.S. Healthcare 2x Daily ETF | Limited Shareholder Rights Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Limited Shareholder Rights Risk.
The Trust’s governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings, and the Board can take certain actions without a shareholder vote (including, in some cases, liquidating the Fund). These provisions can make it harder, more expensive, or slower for shareholders to bring claims or to influence how the Trust or the Fund is run, including because certain claims (other than claims arising under the federal securities laws) may be subject to a waiver of the right to a jury trial.

Corgi U.S. Healthcare 2x Daily ETF | Health Care Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Health Care Sector Risk.
Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to health care sector risk. Health care companies may be affected by regulatory actions, reimbursement dynamics, innovation cycles, and litigation. Because the Fund provides leveraged exposure, declines in the sector may result in proportionally larger declines in the Fund's net asset value.

Corgi U.S. Healthcare 2x Daily ETF | Patent Expiration, Pricing, and Reimbursement Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Patent Expiration, Pricing, and Reimbursement Risk.
Many health care companies depend on intellectual property or regulatory exclusivity and on favorable pricing and reimbursement dynamics. Loss of patent or exclusivity protection, increased generic or biosimilar competition, adverse reimbursement changes, or drug-pricing initiatives may reduce revenues and profitability and can cause sharp declines in affected issuers and the Underlying ETF, which may be magnified by leverage.

Corgi U.S. Healthcare 2x Daily ETF | Regulatory and Policy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Regulatory and Policy Risk.
Health care is subject to extensive regulation and government policy, including drug pricing, reimbursement rules, approval standards, and enforcement actions. Policy changes can affect profitability and valuations across the sector.

Corgi U.S. Healthcare 2x Daily ETF | Clinical and Product Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Clinical and Product Risk.
Certain health care subsectors, including biotechnology and medical devices, can be sensitive to clinical outcomes, product recalls, safety issues, and competitive dynamics, which can cause sharp stock moves.

Corgi U.S. Healthcare 2x Daily ETF | Political and Headline Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Political and Headline Risk.
Sector sentiment can be influenced by election cycles, legislative proposals, and public scrutiny of pricing and access, increasing volatility that may be magnified due to leverage.

Corgi U.S. Healthcare 2x Daily ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment.
Corgi U.S. Healthcare 2x Daily ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.
Corgi U.S. Industrials 2x Daily ETF
Prospectus [Line Items]
Risk [Text Block]	The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.
Corgi U.S. Industrials 2x Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk.
The Fund uses leverage to target approximately 2x the Underlying ETF's daily return. Losses are magnified relative to the Underlying ETF. If the Underlying ETF declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Corgi U.S. Industrials 2x Daily ETF | Compounding and Daily Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Compounding and Daily Rebalancing Risk.
The Fund seeks 2x the Underlying ETF's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying ETF returns, and Underlying ETF volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying ETF return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying ETF return for the period, and you could lose money even if the Underlying ETF is flat or rises over the holding period.
The following table illustrates the impact of Underlying ETF volatility and Underlying ETF return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, you should consider monitoring your investments in the Fund in light of your individual investment goals and risk tolerance.
The table uses hypothetical annualized Underlying ETF volatility and Underlying ETF returns to illustrate the impact of these two principal factors on Fund performance over a one-year period. It does not represent actual returns. Each row corresponds to the level of a hypothetical Underlying ETF return for a one-year period. Each column corresponds to a level of hypothetical annualized Underlying ETF volatility.

Estimated Fund Returns
Underlying ETF Performance		Underlying ETF Annualized Volatility
One Year Return	Two times (2x) Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%
Assumes: (a) no dividends paid with respect to securities of the Underlying ETF; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leveraged exposure) of zero percent. If these were included, the Fund’s performance would be different from that shown.

Corgi U.S. Industrials 2x Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Correlation Risk.
The Fund seeks approximately 2x the daily performance of the Underlying ETF but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Corgi U.S. Industrials 2x Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk.
To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Corgi U.S. Industrials 2x Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk.
The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Corgi U.S. Industrials 2x Daily ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Indirect Investment Risk.
The Fund gains exposure to an unaffiliated Underlying ETF that is not involved in this offering. The Fund has no control over the Underlying ETF and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying ETF, and actions taken by the Underlying ETF could negatively affect the Fund's performance.

Corgi U.S. Industrials 2x Daily ETF | Financing, Margin, and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Financing, Margin, and Interest Rate Risk.
The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Corgi U.S. Industrials 2x Daily ETF | Non-Diversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risk.
As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.

Corgi U.S. Industrials 2x Daily ETF | ETF Trading, Premium/Discount and Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
ETF Trading, Premium/Discount and Authorized Participant Concentration Risk.
Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Corgi U.S. Industrials 2x Daily ETF | Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk.
To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

Corgi U.S. Industrials 2x Daily ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.
Corgi U.S. Industrials 2x Daily ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Corgi U.S. Industrials 2x Daily ETF | Limited Shareholder Rights Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Limited Shareholder Rights Risk.
The Trust’s governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings, and the Board can take certain actions without a shareholder vote (including, in some cases, liquidating the Fund). These provisions can make it harder, more expensive, or slower for shareholders to bring claims or to influence how the Trust or the Fund is run, including because certain claims (other than claims arising under the federal securities laws) may be subject to a waiver of the right to a jury trial.

Corgi U.S. Industrials 2x Daily ETF | Industrials Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Industrials Sector Risk.
Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to industrial sector risk. Industrials can be cyclical and sensitive to economic growth, capital spending, and global trade. Because the Fund provides leveraged exposure, sector declines may result in proportionally larger declines in the Fund's net asset value.

Corgi U.S. Industrials 2x Daily ETF | Economic and Manufacturing Cycle Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Economic and Manufacturing Cycle Risk.
A slowdown in industrial production, weaker global trade, or reduced corporate investment can pressure revenues and margins for industrial companies, increasing volatility and magnifying losses due to leverage.

Corgi U.S. Industrials 2x Daily ETF | Government Contract and Defense Spending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Government Contract and Defense Spending Risk.
Certain industrial subsectors, including aerospace and defense, may depend on government budgets and contracts. Policy shifts, contract delays, or geopolitical developments can affect earnings and valuations.

Corgi U.S. Industrials 2x Daily ETF | Input Cost and Supply Chain Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Input Cost and Supply Chain Risk. Industrials may be exposed to volatility in metals, energy, and labor costs, as well as supply chain disruptions that affect delivery timelines and profitability.
Corgi U.S. Industrials 2x Daily ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment.
Corgi U.S. Industrials 2x Daily ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.
Corgi U.S. Infrastructure 2x Daily ETF
Prospectus [Line Items]
Risk [Text Block]	The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.
Corgi U.S. Infrastructure 2x Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk.
The Fund uses leverage to target approximately 2x the Underlying ETF's daily return. Losses are magnified relative to the Underlying ETF. If the Underlying ETF declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Corgi U.S. Infrastructure 2x Daily ETF | Compounding and Daily Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Compounding and Daily Rebalancing Risk.
The Fund seeks 2x the Underlying ETF's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying ETF returns, and Underlying ETF volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying ETF return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying ETF return for the period, and you could lose money even if the Underlying ETF is flat or rises over the holding period.
The following table illustrates the impact of Underlying ETF volatility and Underlying ETF return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, you should consider monitoring your investments in the Fund in light of your individual investment goals and risk tolerance. The table uses hypothetical annualized Underlying ETF volatility and Underlying ETF returns to illustrate the impact of these two principal factors on Fund performance over a one-year period. It does not represent actual returns. Each row corresponds to the level of a hypothetical Underlying ETF return for a one-year period. Each column corresponds to a level of hypothetical annualized Underlying ETF volatility.
Estimated Fund Returns
Underlying ETF Performance		Underlying ETF Annualized Volatility
One Year Return	Two times (2x) Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%
Assumes: (a) no dividends paid with respect to securities of the Underlying ETF; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leveraged exposure) of zero percent. If these were included, the Fund’s performance would be different from that shown.

Corgi U.S. Infrastructure 2x Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Correlation Risk.
The Fund seeks approximately 2x the daily performance of the Underlying ETF but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Corgi U.S. Infrastructure 2x Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk.
To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Corgi U.S. Infrastructure 2x Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk.
The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Corgi U.S. Infrastructure 2x Daily ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Indirect Investment Risk.
The Fund gains exposure to an unaffiliated Underlying ETF that is not involved in this offering. The Fund has no control over the Underlying ETF and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying ETF, and actions taken by the Underlying ETF could negatively affect the Fund's performance.

Corgi U.S. Infrastructure 2x Daily ETF | Financing, Margin, and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Financing, Margin, and Interest Rate Risk.
The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Corgi U.S. Infrastructure 2x Daily ETF | Non-Diversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risk.
As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.

Corgi U.S. Infrastructure 2x Daily ETF | ETF Trading, Premium/Discount and Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
ETF Trading, Premium/Discount and Authorized Participant Concentration Risk.
Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Corgi U.S. Infrastructure 2x Daily ETF | Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk.
To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

Corgi U.S. Infrastructure 2x Daily ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.
Corgi U.S. Infrastructure 2x Daily ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Corgi U.S. Infrastructure 2x Daily ETF | Limited Shareholder Rights Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Limited Shareholder Rights Risk.
The Trust’s governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings, and the Board can take certain actions without a shareholder vote (including, in some cases, liquidating the Fund). These provisions can make it harder, more expensive, or slower for shareholders to bring claims or to influence how the Trust or the Fund is run, including because certain claims (other than claims arising under the federal securities laws) may be subject to a waiver of the right to a jury trial.

Corgi U.S. Infrastructure 2x Daily ETF | Infrastructure and Industrial Theme Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Infrastructure and Industrial Theme Risk.
Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to the risk that U.S. infrastructure and industrial investment themes do not play out as expected. If spending slows, projects are delayed, or investment shifts, the Underlying ETF and the Fund may decline, with losses magnified due to leverage.

Corgi U.S. Infrastructure 2x Daily ETF | Industrials and Materials Exposure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Industrials and Materials Exposure Risk
. The Underlying ETF may have significant exposure to companies in industrial and materials-related industries, including construction and engineering, industrial equipment, aggregates and building materials, and related services. These companies can be cyclical and sensitive to economic growth, interest rates, credit conditions, input costs, and project demand. Because the Fund provides leveraged exposure, adverse developments affecting these industries may result in proportionally larger losses.

Corgi U.S. Infrastructure 2x Daily ETF | Economic and Construction Cycle Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Economic and Construction Cycle Risk.
Infrastructure and industrial related companies can be cyclical and sensitive to interest rates, credit availability, construction demand, and corporate capex. Downturns can reduce revenues and margins and increase volatility.

Corgi U.S. Infrastructure 2x Daily ETF | Government Policy and Funding Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Government Policy and Funding Risk.
Infrastructure spending can depend on government budgets, permitting, political priorities, and procurement outcomes. Policy changes, delays, or cost overruns can adversely affect expected beneficiaries.

Corgi U.S. Infrastructure 2x Daily ETF | Materials, Input Cost, and Supply Chain Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Materials, Input Cost, and Supply Chain Risk.
Companies in this theme may face volatility in steel, cement, fuel, and labor costs and may be affected by supply chain disruptions. Higher costs or shortages can pressure margins and project timing.

Corgi U.S. Infrastructure 2x Daily ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment
Corgi U.S. Infrastructure 2x Daily ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.
Corgi U.S. Materials 2x Daily ETF
Prospectus [Line Items]
Risk [Text Block]
The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Corgi U.S. Materials 2x Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk.
The Fund uses leverage to target approximately 2x the Underlying ETF's daily return. Losses are magnified relative to the Underlying ETF. If the Underlying ETF declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Corgi U.S. Materials 2x Daily ETF | Compounding and Daily Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Compounding and Daily Rebalancing Risk.
The Fund seeks 2x the Underlying ETF's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying ETF returns, and Underlying ETF volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying ETF return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying ETF return for the period, and you could lose money even if the Underlying ETF is flat or rises over the holding period.
The following table illustrates the impact of Underlying ETF volatility and Underlying ETF return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, you should consider monitoring your investments in the Fund in light of your individual investment goals and risk tolerance.
The table uses hypothetical annualized Underlying ETF volatility and Underlying ETF returns to illustrate the impact of these two principal factors on Fund performance over a one-year period. It does not represent actual returns. Each row corresponds to the level of a hypothetical Underlying ETF return for a one-year period. Each column corresponds to a level of hypothetical annualized Underlying ETF volatility.

Estimated Fund Returns
Underlying ETF Performance		Underlying ETF Annualized Volatility
One Year Return	Two times (2x) Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%
Assumes: (a) no dividends paid with respect to securities of the Underlying ETF; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leveraged exposure) of zero percent. If these were included, the Fund’s performance would be different from that shown.

Corgi U.S. Materials 2x Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Correlation Risk.
The Fund seeks approximately 2x the daily performance of the Underlying ETF but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Corgi U.S. Materials 2x Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk.
To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Corgi U.S. Materials 2x Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk.
The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Corgi U.S. Materials 2x Daily ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Indirect Investment Risk.
The Fund gains exposure to an unaffiliated Underlying ETF that is not involved in this offering. The Fund has no control over the Underlying ETF and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying ETF, and actions taken by the Underlying ETF could negatively affect the Fund's performance.

Corgi U.S. Materials 2x Daily ETF | Financing, Margin, and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Financing, Margin, and Interest Rate Risk.
The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Corgi U.S. Materials 2x Daily ETF | Non-Diversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risk.
As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.

Corgi U.S. Materials 2x Daily ETF | ETF Trading, Premium/Discount and Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
ETF Trading, Premium/Discount and Authorized Participant Concentration Risk.
Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Corgi U.S. Materials 2x Daily ETF | Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk.
To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

Corgi U.S. Materials 2x Daily ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.
Corgi U.S. Materials 2x Daily ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Corgi U.S. Materials 2x Daily ETF | Limited Shareholder Rights Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Limited Shareholder Rights Risk.
The Trust’s governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings, and the Board can take certain actions without a shareholder vote (including, in some cases, liquidating the Fund). These provisions can make it harder, more expensive, or slower for shareholders to bring claims or to influence how the Trust or the Fund is run, including because certain claims (other than claims arising under the federal securities laws) may be subject to a waiver of the right to a jury trial.

Corgi U.S. Materials 2x Daily ETF | Materials Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Materials Sector Risk.
Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to materials sector risk. Materials companies can be cyclical and sensitive to global growth, commodity prices, and industrial demand. Because the Fund provides leveraged exposure, sector declines may result in proportionally larger declines in the Fund's net asset value.

Corgi U.S. Materials 2x Daily ETF | Commodity and Input Price Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Commodity and Input Price Risk.
Materials companies may be affected by volatility in prices of metals, energy, and chemical feedstocks. Sharp price changes can pressure margins, disrupt planning, and increase equity volatility.

Corgi U.S. Materials 2x Daily ETF | Metals and Mining Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Metals and Mining Risk.
To the extent the Underlying ETF has exposure to metals and mining companies, those companies may be affected by commodity price declines; reserve and resource estimation risk; exploration and development risk; operational disruptions (including accidents and equipment failures); labor actions; geopolitical developments; permitting and regulatory requirements; and environmental remediation liabilities. These risks can increase volatility and, because the Fund provides leveraged exposure, losses may be magnified.

Corgi U.S. Materials 2x Daily ETF | Chemicals and Process Industries Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Chemicals and Process Industries Risk.
To the extent the Underlying ETF has exposure to chemical and specialty materials companies, those companies may be sensitive to energy and feedstock costs, changes in end-market demand, pricing cycles, and capacity additions. They may also face heightened environmental, health, and safety risks (including spills, emissions, and hazardous materials handling), product liability claims, and compliance costs, any of which can negatively affect earnings and valuations and increase volatility that may be magnified due to leverage.

Corgi U.S. Materials 2x Daily ETF | Global Demand and Trade Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Global Demand and Trade Risk.
The materials sector can be sensitive to global demand, export markets, and trade policy. Tariffs, sanctions, or demand slowdowns can reduce earnings and increase volatility.

Corgi U.S. Materials 2x Daily ETF | Environmental and Regulatory Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Environmental and Regulatory Risk.
Materials companies may face significant environmental regulation, remediation costs, permitting risk, and litigation, which can increase costs and reduce profitability. In addition, evolving climate-related regulation, carbon pricing, and transition policies may increase compliance costs or reduce demand for certain products, which can pressure valuations and increase volatility.

Corgi U.S. Materials 2x Daily ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment.
Corgi U.S. Materials 2x Daily ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.
Corgi U.S. Micro-Cap 2x Daily ETF
Prospectus [Line Items]
Risk [Text Block]	The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.
Corgi U.S. Micro-Cap 2x Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk.
The Fund uses leverage to target approximately 2x the Underlying ETF's daily return. Losses are magnified relative to the Underlying ETF. If the Underlying ETF declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Corgi U.S. Micro-Cap 2x Daily ETF | Compounding and Daily Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Compounding and Daily Rebalancing Risk.
The Fund seeks 2x the Underlying ETF's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying ETF returns, and Underlying ETF volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying ETF return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying ETF return for the period, and you could lose money even if the Underlying ETF is flat or rises over the holding period.
The following table illustrates the impact of Underlying ETF volatility and Underlying ETF return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, you should consider monitoring your investments in the Fund in light of your individual investment goals and risk tolerance.
The table uses hypothetical annualized Underlying ETF volatility and Underlying ETF returns to illustrate the impact of these two principal factors on Fund performance over a one-year period. It does not represent actual returns. Each row corresponds to the level of a hypothetical Underlying ETF return for a one-year period. Each column corresponds to a level of hypothetical annualized Underlying ETF volatility.

Estimated Fund Returns
Underlying ETF Performance		Underlying ETF Annualized Volatility
One Year Return	Two times (2x) Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%
Assumes: (a) no dividends paid with respect to securities of the Underlying ETF; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leveraged exposure) of zero percent. If these were included, the Fund’s performance would be different from that shown.

Corgi U.S. Micro-Cap 2x Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Correlation Risk.
The Fund seeks approximately 2x the daily performance of the Underlying ETF but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Corgi U.S. Micro-Cap 2x Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk.
To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Corgi U.S. Micro-Cap 2x Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk.
The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Corgi U.S. Micro-Cap 2x Daily ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Indirect Investment Risk.
The Fund gains exposure to an unaffiliated Underlying ETF that is not involved in this offering. The Fund has no control over the Underlying ETF and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying ETF, and actions taken by the Underlying ETF could negatively affect the Fund's performance.

Corgi U.S. Micro-Cap 2x Daily ETF | Financing, Margin, and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Financing, Margin, and Interest Rate Risk.
The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Corgi U.S. Micro-Cap 2x Daily ETF | Non-Diversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risk.
As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.

Corgi U.S. Micro-Cap 2x Daily ETF | ETF Trading, Premium/Discount and Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
ETF Trading, Premium/Discount and Authorized Participant Concentration Risk.
Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Corgi U.S. Micro-Cap 2x Daily ETF | Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk.
To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

Corgi U.S. Micro-Cap 2x Daily ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.
Corgi U.S. Micro-Cap 2x Daily ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Corgi U.S. Micro-Cap 2x Daily ETF | Limited Shareholder Rights Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Limited Shareholder Rights Risk.
The Trust’s governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings, and the Board can take certain actions without a shareholder vote (including, in some cases, liquidating the Fund). These provisions can make it harder, more expensive, or slower for shareholders to bring claims or to influence how the Trust or the Fund is run, including because certain claims (other than claims arising under the federal securities laws) may be subject to a waiver of the right to a jury trial.

Corgi U.S. Micro-Cap 2x Daily ETF | Micro Cap Equity Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Micro Cap Equity Market Risk.
Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to U.S. micro cap equity risk. Micro cap stocks can be especially volatile, and because the Fund provides leveraged exposure, declines may result in proportionally larger declines in the Fund's net asset value. At times, the Underlying Index (and therefore the Underlying ETF) may also have meaningful exposure to particular industries, which can increase the impact of industry-specific developments on returns.

Corgi U.S. Micro-Cap 2x Daily ETF | Liquidity and Trading Cost Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Liquidity and Trading Cost Risk.
Micro cap securities may trade with low volumes and wide bid-ask spreads. During market stress, liquidity may deteriorate, which can increase volatility, impair pricing, and make it harder for the Fund to maintain exposure efficiently.

Corgi U.S. Micro-Cap 2x Daily ETF | Company and Business Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Company and Business Risk.
Micro cap companies may have limited resources, less diversified business models, and greater sensitivity to competitive pressures. Adverse company specific events can lead to sharp price declines.

Corgi U.S. Micro-Cap 2x Daily ETF | Information Valuation and Market Manipulation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Information, Valuation, and Market Manipulation Risk.
Micro cap companies may have less robust disclosure and analyst coverage, which can increase valuation uncertainty. These markets may be more susceptible to price dislocations, including during periods of speculation.

Corgi U.S. Micro-Cap 2x Daily ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment
Corgi U.S. Micro-Cap 2x Daily ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.
U.S. Real Estate 2x Daily ETF
Prospectus [Line Items]
Risk [Text Block]	The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.
U.S. Real Estate 2x Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk.
The Fund uses leverage to target approximately 2x the Underlying ETF's daily return. Losses are magnified relative to the Underlying ETF. If the Underlying ETF declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

U.S. Real Estate 2x Daily ETF | Compounding and Daily Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Compounding and Daily Rebalancing Risk.
The Fund seeks 2x the Underlying ETF's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying ETF returns, and Underlying ETF volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying ETF return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying ETF return for the period, and you could lose money even if the Underlying ETF is flat or rises over the holding period.
The following table illustrates the impact of Underlying ETF volatility and Underlying ETF return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, you should consider monitoring your investments in the Fund in light of your individual investment goals and risk tolerance. The table uses hypothetical annualized Underlying ETF volatility and Underlying ETF returns to illustrate the impact of these two principal factors on Fund performance over a one-year period. It does not represent actual returns. Each row corresponds to the level of a hypothetical Underlying ETF return for a one-year period. Each column corresponds to a level of hypothetical annualized Underlying ETF volatility.

Estimated Fund Returns
Underlying ETF Performance		Underlying ETF Annualized Volatility
One Year Return	Two times (2x) Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%
Assumes: (a) no dividends paid with respect to securities of the Underlying ETF; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leveraged exposure) of zero percent. If these were included, the Fund’s performance would be different from that shown.

U.S. Real Estate 2x Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Correlation Risk.
The Fund seeks approximately 2x the daily performance of the Underlying ETF but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

U.S. Real Estate 2x Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk.
To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

U.S. Real Estate 2x Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk.
The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

U.S. Real Estate 2x Daily ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Indirect Investment Risk.
The Fund gains exposure to an unaffiliated Underlying ETF that is not involved in this offering. The Fund has no control over the Underlying ETF and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying ETF, and actions taken by the Underlying ETF could negatively affect the Fund's performance.

U.S. Real Estate 2x Daily ETF | Financing, Margin, and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Financing, Margin, and Interest Rate Risk.
The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

U.S. Real Estate 2x Daily ETF | Non-Diversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risk.
As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.

U.S. Real Estate 2x Daily ETF | ETF Trading, Premium/Discount and Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
ETF Trading, Premium/Discount and Authorized Participant Concentration Risk.
Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

U.S. Real Estate 2x Daily ETF | Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk.
To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

U.S. Real Estate 2x Daily ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.
U.S. Real Estate 2x Daily ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

U.S. Real Estate 2x Daily ETF | Limited Shareholder Rights Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Limited Shareholder Rights Risk.
The Trust’s governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings, and the Board can take certain actions without a shareholder vote (including, in some cases, liquidating the Fund). These provisions can make it harder, more expensive, or slower for shareholders to bring claims or to influence how the Trust or the Fund is run, including because certain claims (other than claims arising under the federal securities laws) may be subject to a waiver of the right to a jury trial.

U.S. Real Estate 2x Daily ETF | Real Estate Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Real Estate Sector Risk.
Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to real estate sector risk, including sensitivity to property values, occupancy, rental rates, and capital market conditions. Because the Fund provides leveraged exposure, declines may result in proportionally larger declines in the Fund's net asset value.

U.S. Real Estate 2x Daily ETF | Interest Rate and Financing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Interest Rate and Financing Risk.
Real estate companies and REITs can be sensitive to interest rates and financing availability. Rising rates can increase borrowing costs, pressure property valuations, and reduce investor demand for yield oriented equities, which can magnify losses due to leverage.

U.S. Real Estate 2x Daily ETF | REIT and Property Type Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
REIT and Property Type Concentration Risk.
The Underlying ETF may have meaningful exposure to specific property types, such as industrial, residential, retail, data centers, or health care real estate. Weakness in a property segment can have an outsized effect on performance.

U.S. Real Estate 2x Daily ETF | Liquidity and Market Stress Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Liquidity and Market Stress Risk.
Real estate equities may experience wider bid-ask spreads and reduced liquidity during periods of market stress, particularly when credit conditions tighten. This can increase volatility and trading costs.

U.S. Real Estate 2x Daily ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment.
U.S. Real Estate 2x Daily ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.
Corgi U.S. Regional Banks 2x Daily ETF
Prospectus [Line Items]
Risk [Text Block]	The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.
Corgi U.S. Regional Banks 2x Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk.
The Fund uses leverage to target approximately 2x the Underlying ETF's daily return. Losses are magnified relative to the Underlying ETF. If the Underlying ETF declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Corgi U.S. Regional Banks 2x Daily ETF | Compounding and Daily Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Compounding and Daily Rebalancing Risk.
The Fund seeks 2x the Underlying ETF's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying ETF returns, and Underlying ETF volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying ETF return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying ETF return for the period, and you could lose money even if the Underlying ETF is flat or rises over the holding period.
The following table illustrates the impact of Underlying ETF volatility and Underlying ETF return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, you should consider monitoring your investments in the Fund in light of your individual investment goals and risk tolerance. The table uses hypothetical annualized Underlying ETF volatility and Underlying ETF returns to illustrate the impact of these two principal factors on Fund performance over a one-year period. It does not represent actual returns. Each row corresponds to the level of a hypothetical Underlying ETF return for a one-year period. Each column corresponds to a level of hypothetical annualized Underlying ETF volatility.

Estimated Fund Returns
Underlying ETF Performance		Underlying ETF Annualized Volatility
One Year Return	Two times (2x) Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%
Assumes: (a) no dividends paid with respect to securities of the Underlying ETF; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leveraged exposure) of zero percent. If these were included, the Fund’s performance would be different from that shown.

Corgi U.S. Regional Banks 2x Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Correlation Risk.
The Fund seeks approximately 2x the daily performance of the Underlying ETF but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Corgi U.S. Regional Banks 2x Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk.
To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Corgi U.S. Regional Banks 2x Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk.
The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Corgi U.S. Regional Banks 2x Daily ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Indirect Investment Risk.
The Fund gains exposure to an unaffiliated Underlying ETF that is not involved in this offering. The Fund has no control over the Underlying ETF and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying ETF, and actions taken by the Underlying ETF could negatively affect the Fund's performance.

Corgi U.S. Regional Banks 2x Daily ETF | Financing, Margin, and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Financing, Margin, and Interest Rate Risk.
The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Corgi U.S. Regional Banks 2x Daily ETF | Non-Diversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risk.
As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.

Corgi U.S. Regional Banks 2x Daily ETF | ETF Trading, Premium/Discount and Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
ETF Trading, Premium/Discount and Authorized Participant Concentration Risk.
Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Corgi U.S. Regional Banks 2x Daily ETF | Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk.
To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

Corgi U.S. Regional Banks 2x Daily ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.
Corgi U.S. Regional Banks 2x Daily ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Corgi U.S. Regional Banks 2x Daily ETF | Limited Shareholder Rights Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Limited Shareholder Rights Risk.
The Trust’s governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings, and the Board can take certain actions without a shareholder vote (including, in some cases, liquidating the Fund). These provisions can make it harder, more expensive, or slower for shareholders to bring claims or to influence how the Trust or the Fund is run, including because certain claims (other than claims arising under the federal securities laws) may be subject to a waiver of the right to a jury trial.

Corgi U.S. Regional Banks 2x Daily ETF | Regional Bank Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Regional Bank Sector Risk.
Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to regional bank sector risk. Regional banks may be sensitive to credit quality, funding conditions, and confidence. Because the Fund provides leveraged exposure, declines may result in proportionally larger declines in the Fund's net asset value.

Corgi U.S. Regional Banks 2x Daily ETF | Deposit, Liquidity, and Funding Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Deposit, Liquidity, and Funding Risk.
Regional banks rely on stable deposits and access to wholesale funding. Rapid deposit outflows, higher funding costs, or reduced liquidity can pressure earnings and valuations and may lead to sharp market moves.

Corgi U.S. Regional Banks 2x Daily ETF | Interest Rate and Asset Liability Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Interest Rate and Asset Liability Management Risk.
Changes in interest rates can affect net interest margins and the value of securities portfolios. Mismatches in asset and liability durations can increase sensitivity to rate moves and market stress.

Corgi U.S. Regional Banks 2x Daily ETF | Credit and Commercial Real Estate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Credit and Commercial Real Estate Risk.
Regional banks may have concentrated exposures to specific loan categories, including commercial real estate, small business lending, or local consumer credit. Rising defaults or losses can reduce capital and earnings and increase volatility.

Corgi U.S. Regional Banks 2x Daily ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment
Corgi U.S. Regional Banks 2x Daily ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.
Corgi U.S. Semiconductors 2x Daily ETF
Prospectus [Line Items]
Risk [Text Block]
The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Corgi U.S. Semiconductors 2x Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk.
The Fund uses leverage to target approximately 2x the Underlying ETF's daily return. Losses are magnified relative to the Underlying ETF. If the Underlying ETF declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Corgi U.S. Semiconductors 2x Daily ETF | Compounding and Daily Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Compounding and Daily Rebalancing Risk.
The Fund seeks 2x the Underlying ETF's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying ETF returns, and Underlying ETF volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying ETF return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying ETF return for the period, and you could lose money even if the Underlying ETF is flat or rises over the holding period.
The following table illustrates the impact of Underlying ETF volatility and Underlying ETF return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, you should consider monitoring your investments in the Fund in light of your individual investment goals and risk tolerance.
The table uses hypothetical annualized Underlying ETF volatility and Underlying ETF returns to illustrate the impact of these two principal factors on Fund performance over a one-year period. It does not represent actual returns. Each row corresponds to the level of a hypothetical Underlying ETF return for a one-year period. Each column corresponds to a level of hypothetical annualized Underlying ETF volatility.

Estimated Fund Returns
Underlying ETF Performance		Underlying ETF Annualized Volatility
One Year Return	Two times (2x) Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%
Assumes: (a) no dividends paid with respect to securities of the Underlying ETF; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leveraged exposure) of zero percent. If these were included, the Fund’s performance would be different from that shown.

Corgi U.S. Semiconductors 2x Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Correlation Risk.
The Fund seeks approximately 2x the daily performance of the Underlying ETF but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Corgi U.S. Semiconductors 2x Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk.
To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Corgi U.S. Semiconductors 2x Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk.
The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Corgi U.S. Semiconductors 2x Daily ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Indirect Investment Risk.
The Fund gains exposure to an unaffiliated Underlying ETF that is not involved in this offering. The Fund has no control over the Underlying ETF and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying ETF, and actions taken by the Underlying ETF could negatively affect the Fund's performance.

Corgi U.S. Semiconductors 2x Daily ETF | Financing, Margin, and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Financing, Margin, and Interest Rate Risk.
The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Corgi U.S. Semiconductors 2x Daily ETF | Non-Diversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risk.
As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.

Corgi U.S. Semiconductors 2x Daily ETF | ETF Trading, Premium/Discount and Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
ETF Trading, Premium/Discount and Authorized Participant Concentration Risk.
Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Corgi U.S. Semiconductors 2x Daily ETF | Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk.
To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

Corgi U.S. Semiconductors 2x Daily ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.
Corgi U.S. Semiconductors 2x Daily ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Corgi U.S. Semiconductors 2x Daily ETF | Limited Shareholder Rights Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Limited Shareholder Rights Risk.
The Trust’s governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings, and the Board can take certain actions without a shareholder vote (including, in some cases, liquidating the Fund). These provisions can make it harder, more expensive, or slower for shareholders to bring claims or to influence how the Trust or the Fund is run, including because certain claims (other than claims arising under the federal securities laws) may be subject to a waiver of the right to a jury trial.

Corgi U.S. Semiconductors 2x Daily ETF | Semiconductor Industry Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Semiconductor Industry Risk.
Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to semiconductor industry risk, including cyclicality, pricing pressure, and rapid innovation. Because the Fund provides leveraged exposure, drawdowns in semiconductor equities may result in proportionally larger declines in the Fund's net asset value.

Corgi U.S. Semiconductors 2x Daily ETF | Cycle and Inventory Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Cycle and Inventory Risk.
Semiconductor demand can swing based on end markets such as consumer electronics, PCs, data centers, and autos. Inventory corrections and capex cycles can drive sharp earnings changes and equity volatility.

Corgi U.S. Semiconductors 2x Daily ETF | Geopolitical and Export Control Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Geopolitical and Export Control Risk.
Semiconductor companies can be affected by geopolitical tensions, export controls, sanctions, and restrictions on technology transfer. These measures can reduce addressable markets, disrupt customer relationships, and increase volatility.

Corgi U.S. Semiconductors 2x Daily ETF | Supply Chain and Manufacturing Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Supply Chain and Manufacturing Concentration Risk.
The industry depends on complex global supply chains and concentrated manufacturing capacity. Disruptions, shortages, or delays can materially affect company results and valuations.

Corgi U.S. Semiconductors 2x Daily ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment
Corgi U.S. Semiconductors 2x Daily ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.
Corgi U.S. Technology 2x Daily ETF
Prospectus [Line Items]
Risk [Text Block]	The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.
Corgi U.S. Technology 2x Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk.
The Fund uses leverage to target approximately 2x the Underlying ETF's daily return. Losses are magnified relative to the Underlying ETF. If the Underlying ETF declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Corgi U.S. Technology 2x Daily ETF | Compounding and Daily Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Compounding and Daily Rebalancing Risk.
The Fund seeks 2x the Underlying ETF's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying ETF returns, and Underlying ETF volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying ETF return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying ETF return for the period, and you could lose money even if the Underlying ETF is flat or rises over the holding period.
The following table illustrates the impact of Underlying ETF volatility and Underlying ETF return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, you should consider monitoring your investments in the Fund in light of your individual investment goals and risk tolerance.
The table uses hypothetical annualized Underlying ETF volatility and Underlying ETF returns to illustrate the impact of these two principal factors on Fund performance over a one-year period. It does not represent actual returns. Each row corresponds to the level of a hypothetical Underlying ETF return for a one-year period. Each column corresponds to a level of hypothetical annualized Underlying ETF volatility.

Estimated Fund Returns
Underlying ETF Performance		Underlying ETF Annualized Volatility
One Year Return	Two times (2x) Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%
Assumes: (a) no dividends paid with respect to securities of the Underlying ETF; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leveraged exposure) of zero percent. If these were included, the Fund’s performance would be different from that shown.

Corgi U.S. Technology 2x Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Correlation Risk.
The Fund seeks approximately 2x the daily performance of the Underlying ETF but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Corgi U.S. Technology 2x Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk.
To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Corgi U.S. Technology 2x Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk.
The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Corgi U.S. Technology 2x Daily ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Indirect Investment Risk.
The Fund gains exposure to an unaffiliated Underlying ETF that is not involved in this offering. The Fund has no control over the Underlying ETF and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying ETF, and actions taken by the Underlying ETF could negatively affect the Fund's performance.

Corgi U.S. Technology 2x Daily ETF | Financing, Margin, and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Financing, Margin, and Interest Rate Risk.
The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Corgi U.S. Technology 2x Daily ETF | Non-Diversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risk.
As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.

Corgi U.S. Technology 2x Daily ETF | ETF Trading, Premium/Discount and Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
ETF Trading, Premium/Discount and Authorized Participant Concentration Risk.
Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Corgi U.S. Technology 2x Daily ETF | Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk.
To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

Corgi U.S. Technology 2x Daily ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.
Corgi U.S. Technology 2x Daily ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Corgi U.S. Technology 2x Daily ETF | Limited Shareholder Rights Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Limited Shareholder Rights Risk.
The Trust’s governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings, and the Board can take certain actions without a shareholder vote (including, in some cases, liquidating the Fund). These provisions can make it harder, more expensive, or slower for shareholders to bring claims or to influence how the Trust or the Fund is run, including because certain claims (other than claims arising under the federal securities laws) may be subject to a waiver of the right to a jury trial.

Corgi U.S. Technology 2x Daily ETF | Semiconductor Industry Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Semiconductor Industry Risk.
A significant portion of the Underlying ETF's portfolio may be invested in semiconductor and semiconductor equipment companies. The semiconductor industry is cyclical and can be affected by rapid technological change, product obsolescence, supply and demand imbalances, pricing pressure, and disruptions to manufacturing capacity and global supply chains. Export controls, trade restrictions, sanctions, or geopolitical events may limit access to critical inputs or end markets. Because the Fund provides leveraged exposure, adverse developments affecting semiconductor and related technology issuers may result in proportionally larger declines in the Fund's net asset value.

Corgi U.S. Technology 2x Daily ETF | Technology Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Technology Sector Risk.
Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to technology sector risk, including rapid innovation, product obsolescence, and competitive dynamics. Because the Fund provides leveraged exposure, declines may result in proportionally larger declines in the Fund's net asset value.

Corgi U.S. Technology 2x Daily ETF | Valuation and Rate Sensitivity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Valuation and Rate Sensitivity Risk.
Technology companies may trade at elevated valuation multiples and can be sensitive to changes in interest rates, discount rates, and growth expectations. A valuation reset may cause sharp drawdowns that are magnified by leverage.

Corgi U.S. Technology 2x Daily ETF | Regulatory and Cybersecurity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Regulatory and Cybersecurity Risk.
Technology companies may be affected by privacy, data security, antitrust, and platform regulation, as well as cybersecurity incidents that disrupt operations or damage reputation. These risks can increase volatility in the sector.

Corgi U.S. Technology 2x Daily ETF | Concentration in Large Issuers Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Concentration in Large Issuers Risk
.
The technology sector index can be heavily influenced by a limited number of very large issuers. Negative developments affecting one or more of these companies may have an outsized impact on the Underlying ETF and the Fund.

Corgi U.S. Technology 2x Daily ETF | Technology Supply Chain and Manufacturing Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Technology Supply Chain and Manufacturing Concentration Risk.
Many technology companies rely on complex global supply chains and concentrated manufacturing ecosystems for critical components. Disruptions from natural disasters, geopolitical events, labor shortages, transportation constraints, or supplier concentration may reduce production, increase costs, delay product launches, or impair revenues, which may increase volatility and be magnified by the Fund's leverage.

Corgi U.S. Technology 2x Daily ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment.
Corgi U.S. Utilities 2x Daily ETF
Prospectus [Line Items]
Risk [Text Block]	The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.
Corgi U.S. Utilities 2x Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk.
The Fund uses leverage to target approximately 2x the Underlying ETF's daily return. Losses are magnified relative to the Underlying ETF. If the Underlying ETF declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Corgi U.S. Utilities 2x Daily ETF | Compounding and Daily Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Compounding and Daily Rebalancing Risk.
The Fund seeks 2x the Underlying ETF's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying ETF returns, and Underlying ETF volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying ETF return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying ETF return for the period, and you could lose money even if the Underlying ETF is flat or rises over the holding period.
The following table illustrates the impact of Underlying ETF volatility and Underlying ETF return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, you should consider monitoring your investments in the Fund in light of your individual investment goals and risk tolerance. The table uses hypothetical annualized Underlying ETF volatility and Underlying ETF returns to illustrate the impact of these two principal factors on Fund performance over a one-year period. It does not represent actual returns. Each row corresponds to the level of a hypothetical Underlying ETF return for a one-year period. Each column corresponds to a level of hypothetical annualized Underlying ETF volatility.

Estimated Fund Returns
Underlying ETF Performance		Underlying ETF Annualized Volatility
One Year Return	Two times (2x) Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%
Assumes: (a) no dividends paid with respect to securities of the Underlying ETF; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leveraged exposure) of zero percent. If these were included, the Fund’s performance would be different from that shown.

Corgi U.S. Utilities 2x Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Correlation Risk.
The Fund seeks approximately 2x the daily performance of the Underlying ETF but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Corgi U.S. Utilities 2x Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk.
To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Corgi U.S. Utilities 2x Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk.
The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Corgi U.S. Utilities 2x Daily ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Indirect Investment Risk.
The Fund gains exposure to an unaffiliated Underlying ETF that is not involved in this offering. The Fund has no control over the Underlying ETF and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying ETF, and actions taken by the Underlying ETF could negatively affect the Fund's performance.

Corgi U.S. Utilities 2x Daily ETF | Financing, Margin, and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Financing, Margin, and Interest Rate Risk.
The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Corgi U.S. Utilities 2x Daily ETF | Non-Diversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risk.
As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.

Corgi U.S. Utilities 2x Daily ETF | ETF Trading, Premium/Discount and Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
ETF Trading, Premium/Discount and Authorized Participant Concentration Risk.
Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Corgi U.S. Utilities 2x Daily ETF | Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk.
To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

Corgi U.S. Utilities 2x Daily ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.
Corgi U.S. Utilities 2x Daily ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Corgi U.S. Utilities 2x Daily ETF | Limited Shareholder Rights Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Limited Shareholder Rights Risk.
The Trust’s governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings, and the Board can take certain actions without a shareholder vote (including, in some cases, liquidating the Fund). These provisions can make it harder, more expensive, or slower for shareholders to bring claims or to influence how the Trust or the Fund is run, including because certain claims (other than claims arising under the federal securities laws) may be subject to a waiver of the right to a jury trial.

Corgi U.S. Utilities 2x Daily ETF | Utilities Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Utilities Sector Risk.
Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to utilities sector risk. Utilities may be affected by regulatory decisions, allowed returns, demand patterns, and capital spending needs. Because the Fund provides leveraged exposure, declines may result in proportionally larger declines in the Fund's net asset value.

Corgi U.S. Utilities 2x Daily ETF | Capital Intensity and Infrastructure Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Capital Intensity and Infrastructure Investment Risk.
Utilities are capital-intensive businesses that require significant ongoing investment in generation, transmission, distribution, and grid modernization. Large projects can involve permitting and regulatory approvals, long construction timelines, supply chain constraints, and cost overruns. If utilities cannot recover costs in a timely manner through regulated rates or competitive market pricing, profitability and valuations may decline. Higher interest rates and tighter credit conditions may increase financing costs and reduce the attractiveness of utilities equities, and these effects may be amplified by the Fund's leveraged exposure.

Corgi U.S. Utilities 2x Daily ETF | Energy Transition and Decarbonization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Energy Transition and Decarbonization Risk.
Utilities and power producers may be affected by the transition toward lower-carbon generation and electrification. Changes in environmental regulations, emissions requirements, renewable portfolio standards, and policy incentives can require substantial capital expenditures, accelerate plant retirements, or reduce the economic value of existing assets ("stranded assets"). The pace and cost of the transition, including the availability of generation, transmission interconnections, and energy storage, may affect utility earnings and valuation, and the Fund's leveraged exposure may magnify losses during periods of sector repricing.

Corgi U.S. Utilities 2x Daily ETF | Wholesale Power Market Fuel Supply And Hedging Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Wholesale Power Market, Fuel Supply, and Hedging Risk.
Certain utilities and independent power producers may be exposed to wholesale electricity markets, capacity markets, and fuel procurement (including natural gas) and may use hedging strategies to manage these exposures. Volatility in power prices, fuel prices, congestion, weather-driven demand, and hedging effectiveness can materially affect revenues, costs, and cash flows. Market dislocations, changes in hedging costs, or imperfect hedges may increase volatility in the Underlying ETF and, because the Fund provides leveraged exposure, may result in amplified losses.

Corgi U.S. Utilities 2x Daily ETF | Cybersecurity and Critical Infrastructure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Cybersecurity and Critical Infrastructure Risk.
Utilities operate critical infrastructure and rely on complex operational technology and information systems. Cyberattacks, ransomware, data breaches, grid intrusions, or physical attacks on infrastructure could disrupt service, damage equipment, increase costs, and result in litigation, penalties, or reputational harm. In addition, heightened geopolitical tensions or coordinated attacks on critical infrastructure may increase sector volatility. Such events could negatively affect the Underlying ETF and, due to leverage, could result in larger declines in the Fund's net asset value.

Corgi U.S. Utilities 2x Daily ETF | Wildfire, Environmental Liability, and Insurance Availability Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Wildfire, Environmental Liability, and Insurance Availability Risk.
Utilities with transmission and distribution infrastructure may face heightened wildfire ignition risk and other environmental liabilities, particularly during periods of drought, high winds, or extreme heat. Wildfire-related claims, remediation costs, and regulatory actions can be significant and may not be fully recoverable through insurance or rate mechanisms. Insurance availability and costs may change materially over time. These risks can increase volatility in utilities equities and may be magnified by the Fund's leveraged exposure.

Corgi U.S. Utilities 2x Daily ETF | Interest Rate And Yield Sensitivity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Interest Rate and Yield Sensitivity Risk.
Utilities are often viewed as yield oriented equities and may be sensitive to changes in interest rates. Rising rates can reduce relative attractiveness and pressure valuations, which can be magnified by leverage.

Corgi U.S. Utilities 2x Daily ETF | Regulatory and Political Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Regulatory and Political Risk.
Utilities operate in heavily regulated environments. Changes in rate cases, permitted returns, or policy priorities can affect earnings and cash flows and increase uncertainty.

Corgi U.S. Utilities 2x Daily ETF | Weather, Climate, and Catastrophe Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Weather, Climate, and Catastrophe Risk.
Utilities may be exposed to severe weather, wildfires, storms, and climate related events that can damage infrastructure, increase costs, and lead to litigation or regulatory scrutiny.

Corgi U.S. Utilities 2x Daily ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment
Corgi U.S. Utilities 2x Daily ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk
Corgi All Commodities 2x Daily ETF
Prospectus [Line Items]
Risk [Text Block]
The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Corgi All Commodities 2x Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk.
The Fund uses leverage to target approximately 2x the Underlying ETF's daily return. Losses are magnified relative to the Underlying ETF. If the Underlying ETF declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Corgi All Commodities 2x Daily ETF | Compounding and Daily Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Compounding and Daily Rebalancing Risk.
The Fund seeks 2x the Underlying ETF's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying ETF returns, and Underlying ETF volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying ETF return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying ETF return for the period, and you could lose money even if the Underlying ETF is flat or rises over the holding period.
The following table illustrates the impact of Underlying ETF volatility and Underlying ETF return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, you should consider monitoring your investments in the Fund in light of your individual investment goals and risk tolerance.
The table uses hypothetical annualized Underlying ETF volatility and Underlying ETF returns to illustrate the impact of these two principal factors on Fund performance over a one-year period. It does not represent actual returns. Each row corresponds to the level of a hypothetical Underlying ETF return for a one-year period. Each column corresponds to a level of hypothetical annualized Underlying ETF volatility.

Estimated Fund Returns
Underlying ETF Performance		Underlying ETF Annualized Volatility
One Year Return	Two times (2x) Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%
Assumes: (a) no dividends paid with respect to securities of the Underlying ETF; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leveraged exposure) of zero percent. If these were included, the Fund’s performance would be different from that shown.

Corgi All Commodities 2x Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Correlation Risk.
The Fund seeks approximately 2x the daily performance of the Underlying ETF but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Corgi All Commodities 2x Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk.
To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Corgi All Commodities 2x Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk.
The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Corgi All Commodities 2x Daily ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Indirect Investment Risk.
The Fund gains exposure to an unaffiliated Underlying ETF that is not involved in this offering. The Fund has no control over the Underlying ETF and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying ETF, and actions taken by the Underlying ETF could negatively affect the Fund's performance.

Corgi All Commodities 2x Daily ETF | Financing, Margin, and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Financing, Margin, and Interest Rate Risk.
The Fund’s use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund’s financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Corgi All Commodities 2x Daily ETF | Non-Diversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risk.
As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.

Corgi All Commodities 2x Daily ETF | ETF Trading, Premium/Discount and Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
ETF Trading, Premium/Discount and Authorized Participant Concentration Risk.
Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Corgi All Commodities 2x Daily ETF | Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk.
To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

Corgi All Commodities 2x Daily ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.
Corgi All Commodities 2x Daily ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Corgi All Commodities 2x Daily ETF | Limited Shareholder Rights Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Limited Shareholder Rights Risk.
The Trust’s governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings, and the Board can take certain actions without a shareholder vote (including, in some cases, liquidating the Fund). These provisions can make it harder, more expensive, or slower for shareholders to bring claims or to influence how the Trust or the Fund is run, including because certain claims (other than claims arising under the federal securities laws) may be subject to a waiver of the right to a jury trial.

Corgi All Commodities 2x Daily ETF | Commodity Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Commodity Market Risk.
Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to broad commodity price risk. Commodity prices can be volatile and may be driven by inflation expectations, interest rates, currency movements, supply and demand shocks, weather, geopolitical events, trade policy, and changes in inventory levels. Commodity markets may react sharply to unexpected events, and because the Fund provides leveraged exposure, adverse commodity price movements may result in proportionally larger declines in the Fund's NAV.

Corgi All Commodities 2x Daily ETF | Underlying ETF Commodity Strategy and Allocation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Underlying ETF Commodity Strategy and Allocation Risk.
The Underlying ETF's results depend on its approach to selecting commodities, sizing exposures, and choosing and rolling contracts. The Underlying ETF may overweight or underweight certain commodities at times, and commodities may not move together; losses in one or more commodities may not be offset by gains in others. The Underlying ETF may underperform other commodity benchmarks or commodity funds, including during periods when a small number of commodities drive overall commodity performance.

Corgi All Commodities 2x Daily ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment.
Corgi All Commodities 2x Daily ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.
Corgi Aerospace & Commercial Aviation 2x Daily ETF
Prospectus [Line Items]
Risk [Text Block]	The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.
Corgi Aerospace & Commercial Aviation 2x Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk.
The Fund uses leverage to target approximately 2x the Underlying ETF's daily return. Losses are magnified relative to the Underlying ETF. If the Underlying ETF declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Corgi Aerospace & Commercial Aviation 2x Daily ETF | Compounding and Daily Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Compounding and Daily Rebalancing Risk.
The Fund seeks 2x the Underlying ETF's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying ETF returns, and Underlying ETF volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying ETF return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying ETF return for the period, and you could lose money even if the Underlying ETF is flat or rises over the holding period.
The following table illustrates the impact of Underlying ETF volatility and Underlying ETF return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, you should consider monitoring your investments in the Fund in light of your individual investment goals and risk tolerance. The table uses hypothetical annualized Underlying ETF volatility and Underlying ETF returns to illustrate the impact of these two principal factors on Fund performance over a one-year period. It does not represent actual returns. Each row corresponds to the level of a hypothetical Underlying ETF return for a one-year period. Each column corresponds to a level of hypothetical annualized Underlying ETF volatility.

Estimated Fund Returns
Underlying ETF Performance		Underlying ETF Annualized Volatility
One Year Return	Two times (2x) Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%
Assumes: (a) no dividends paid with respect to securities of the Underlying ETF; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leveraged exposure) of zero percent. If these were included, the Fund’s performance would be different from that shown.

Corgi Aerospace & Commercial Aviation 2x Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Correlation Risk.
The Fund seeks approximately 2x the daily performance of the Underlying ETF but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Corgi Aerospace & Commercial Aviation 2x Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk.
To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Corgi Aerospace & Commercial Aviation 2x Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk.
The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Corgi Aerospace & Commercial Aviation 2x Daily ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Indirect Investment Risk.
The Fund gains exposure to an Underlying ETF that is not involved in this offering. The Fund has no control over the Underlying ETF. Fund shareholders have no voting or distribution rights with respect to the Underlying ETF, and actions taken by the Underlying ETF could negatively affect the Fund's performance.

Corgi Aerospace & Commercial Aviation 2x Daily ETF | Financing, Margin, and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Financing, Margin, and Interest Rate Risk.
The Fund’s use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund’s financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Corgi Aerospace & Commercial Aviation 2x Daily ETF | Non-Diversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risk.
As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.

Corgi Aerospace & Commercial Aviation 2x Daily ETF | ETF Trading, Premium/Discount and Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
ETF Trading, Premium/Discount and Authorized Participant Concentration Risk.
Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Corgi Aerospace & Commercial Aviation 2x Daily ETF | Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk.
To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

Corgi Aerospace & Commercial Aviation 2x Daily ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.
Corgi Aerospace & Commercial Aviation 2x Daily ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Corgi Aerospace & Commercial Aviation 2x Daily ETF | Limited Shareholder Rights Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Limited Shareholder Rights Risk.
The Trust’s governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings, and the Board can take certain actions without a shareholder vote (including, in some cases, liquidating the Fund). These provisions can make it harder, more expensive, or slower for shareholders to bring claims or to influence how the Trust or the Fund is run, including because certain claims (other than claims arising under the federal securities laws) may be subject to a waiver of the right to a jury trial.

Corgi Aerospace & Commercial Aviation 2x Daily ETF | Aviation Safety, Accident, and Disruption Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Aviation Safety, Accident, and Disruption Risk.
Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to risks affecting the aerospace and commercial aviation industry, including aviation accidents, safety incidents, near-miss events, or perceived safety concerns, even when fault is unclear. Such events may result in fleet groundings, route suspensions, reduced passenger demand, higher insurance and regulatory compliance costs, litigation, and reputational damage across manufacturers, airlines, lessors, and aviation service providers held by the Underlying ETF. Operational disruptions such as severe weather, air traffic control constraints, airport closures, labor disruptions, cybersecurity incidents affecting flight operations, or other system failures can increase delays and cancellations, reduce capacity, and pressure margins, which may adversely affect the Underlying ETF's value and, in turn, the Fund. Because the Fund seeks leveraged exposure, losses associated with these events may be magnified in the Fund's net asset value.

Corgi Aerospace & Commercial Aviation 2x Daily ETF | Aircraft Certification, Program Execution, and Manufacturing Quality Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Aircraft Certification, Program Execution, and Manufacturing Quality Risk.
Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to the risk that aerospace manufacturers and key suppliers held by the Underlying ETF experience delays or failures in aircraft, engine, avionics, or upgrade programs. New products or major modifications may not meet performance, reliability, or certification requirements, or may face delays in testing, regulatory approvals, and production ramp. A single program issue can lead to rework, warranty costs, penalty claims, delivery deferrals, customer cancellations, and lost market share, and can disrupt suppliers and downstream operators. The industry's reliance on complex and sometimes capacity-constrained supply chains for critical parts and materials increases exposure to shortages, single-source dependencies, labor constraints, and quality issues, which can impair production schedules and aftermarket support and negatively affect the Underlying ETF and the Fund. Because the Fund seeks leveraged exposure, adverse impacts may be magnified.

Corgi Aerospace & Commercial Aviation 2x Daily ETF | Commercial Air Travel and Air Cargo Cyclicality Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Commercial Air Travel and Air Cargo Cyclicality Risk.
Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to the cyclicality of passenger air travel and air cargo. Airlines, aircraft lessors, and aviation-related companies held by the Underlying ETF may experience sharp declines in demand during recessions, pandemics, geopolitical shocks, terrorism concerns, or changes in travel policy and consumer behavior. Many industry participants have high fixed costs and operating leverage, so modest demand shortfalls can significantly reduce profitability and increase financial stress, including default risk for highly levered carriers or lessees. Volatile jet fuel prices, foreign exchange movements, and interest rate changes can further pressure margins and increase financing costs, potentially reducing fleet growth and lowering demand for aircraft, engines, parts, and maintenance and repair services, which can adversely affect the Underlying ETF and the Fund. Because the Fund seeks leveraged exposure, these effects may be magnified.

Corgi Aerospace & Commercial Aviation 2x Daily ETF | Capitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Capitalization Risk.
Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to the risks associated with the market capitalizations of companies held by the Underlying ETF. If the Underlying ETF holds small- and mid-capitalization companies, those issuers may be more volatile and less liquid than larger companies and may have fewer financial resources, narrower product lines, and greater sensitivity to a single program, customer, or supplier. If the Underlying ETF holds large-capitalization companies, those issuers may be less able to sustain high growth rates and may be more exposed to broad industry headwinds due to their scale, which can cause them to lag during periods when smaller competitors outperform. These factors may negatively affect the Underlying ETF and, in turn, the Fund, and any resulting declines may be magnified because the Fund seeks leveraged exposure.

Corgi Aerospace & Commercial Aviation 2x Daily ETF | Foreign Securities and Closed Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Foreign Securities and Closed Market Risk.
Through its exposure to the Underlying ETF, the Fund is indirectly exposed to risks associated with investments in non-U.S. companies, including differences in accounting and financial reporting standards, less publicly available information, different regulatory and legal frameworks, currency exchange rate fluctuations, political and economic instability, and potential restrictions on the repatriation of proceeds. Where the Underlying ETF’s securities trade on a market that is closed when U.S. markets are open, the last quoted price from the foreign market may not reflect current conditions, which could contribute to differences between the market price of the Fund’s shares and the Fund’s NAV.

Corgi Aerospace & Commercial Aviation 2x Daily ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Concentration Risk.
The Fund, as an independent fundamental policy, will concentrate its investments (i.e., invest more than 25% of its net assets) in the aerospace and commercial aviation industry or related industries. This concentration policy does not depend on or derive from the Underlying ETF's concentration policy. The Fund may be more sensitive to adverse economic, business, regulatory, environmental, or market developments affecting those industries than a fund that invests more broadly across multiple sectors, and the Fund's performance may be more volatile. Because the Fund seeks leveraged (2x) daily exposure, adverse developments affecting concentrated industries may have a magnified effect on the Fund's net asset value.

Corgi Aerospace & Commercial Aviation 2x Daily ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment
Corgi Aerospace & Commercial Aviation 2x Daily ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.
Corgi AI Cybersecurity 2x Daily ETF
Prospectus [Line Items]
Risk [Text Block]	The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.
Corgi AI Cybersecurity 2x Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk.
The Fund uses leverage to target approximately 2x the Underlying ETF's daily return. Losses are magnified relative to the Underlying ETF. If the Underlying ETF declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Corgi AI Cybersecurity 2x Daily ETF | Compounding and Daily Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Compounding and Daily Rebalancing Risk.
The Fund seeks 2x the Underlying ETF's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying ETF returns, and Underlying ETF volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying ETF return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying ETF return for the period, and you could lose money even if the Underlying ETF is flat or rises over the holding period.
The following table illustrates the impact of Underlying ETF volatility and Underlying ETF return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, you should consider monitoring your investments in the Fund in light of your individual investment goals and risk tolerance. The table uses hypothetical annualized Underlying ETF volatility and Underlying ETF returns to illustrate the impact of these two principal factors on Fund performance over a one-year period. It does not represent actual returns. Each row corresponds to the level of a hypothetical Underlying ETF return for a one-year period. Each column corresponds to a level of hypothetical annualized Underlying ETF volatility.
Estimated Fund Returns
Underlying ETF Performance		Underlying ETF Annualized Volatility
One Year Return	Two times (2x) Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%
Assumes: (a) no dividends paid with respect to securities of the Underlying ETF; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leveraged exposure) of zero percent. If these were included, the Fund’s performance would be different from that shown.

Corgi AI Cybersecurity 2x Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Correlation Risk.
The Fund seeks approximately 2x the daily performance of the Underlying ETF but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Corgi AI Cybersecurity 2x Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk.
To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Corgi AI Cybersecurity 2x Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk.
The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Corgi AI Cybersecurity 2x Daily ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Indirect Investment Risk.
The Fund gains exposure to an Underlying ETF that is not involved in this offering. The Fund has no control over the Underlying ETF. Fund shareholders have no voting or distribution rights with respect to the Underlying ETF, and actions taken by the Underlying ETF could negatively affect the Fund's performance.

Corgi AI Cybersecurity 2x Daily ETF | Financing, Margin, and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Financing, Margin, and Interest Rate Risk.
The Fund’s use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund’s financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Corgi AI Cybersecurity 2x Daily ETF | Non-Diversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risk.
As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.

Corgi AI Cybersecurity 2x Daily ETF | ETF Trading, Premium/Discount and Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
ETF Trading, Premium/Discount and Authorized Participant Concentration Risk.
Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Corgi AI Cybersecurity 2x Daily ETF | Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk.
To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

Corgi AI Cybersecurity 2x Daily ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.
Corgi AI Cybersecurity 2x Daily ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Corgi AI Cybersecurity 2x Daily ETF | Limited Shareholder Rights Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Limited Shareholder Rights Risk.
The Trust’s governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings, and the Board can take certain actions without a shareholder vote (including, in some cases, liquidating the Fund). These provisions can make it harder, more expensive, or slower for shareholders to bring claims or to influence how the Trust or the Fund is run, including because certain claims (other than claims arising under the federal securities laws) may be subject to a waiver of the right to a jury trial.

Corgi AI Cybersecurity 2x Daily ETF | Capitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Capitalization Risk.
Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to the risks associated with the market capitalizations of companies held by the Underlying ETF. To the extent the Underlying ETF invests in small- and mid-capitalization companies, those issuers may be more volatile and less liquid than larger companies and may have fewer financial resources, narrower product lines, and greater sensitivity to a single product line, customer, or supplier. To the extent the Underlying ETF invests in large-capitalization companies, those issuers may be less able to sustain high growth rates and may be more exposed to broad industry headwinds given their scale, which can cause them to lag during periods when smaller competitors outperform. These factors may negatively affect the Underlying ETF and, in turn, the Fund, and any resulting declines may be magnified because the Fund seeks leveraged exposure.

Corgi AI Cybersecurity 2x Daily ETF | Foreign Securities and Closed Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Foreign Securities and Closed Market Risk.
Through its exposure to the Underlying ETF, the Fund is indirectly exposed to risks associated with investments in non-U.S. companies, including differences in accounting and financial reporting standards, less publicly available information, different regulatory and legal frameworks, currency exchange rate fluctuations, political and economic instability, and potential restrictions on the repatriation of proceeds. Where the Underlying ETF’s securities trade on a market that is closed when U.S. markets are open, the last quoted price from the foreign market may not reflect current conditions, which could contribute to differences between the market price of the Fund’s shares and the Fund’s NAV.

Corgi AI Cybersecurity 2x Daily ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Concentration Risk.
The Fund, as an independent fundamental policy, will concentrate its investments (i.e., invest more than 25% of its net assets) in the AI cybersecurity industry or related industries. This concentration policy does not depend on or derive from the Underlying ETF's concentration policy. The Fund may be more sensitive to adverse economic, business, regulatory, environmental, or market developments affecting those industries than a fund that invests more broadly across multiple sectors, and the Fund's performance may be more volatile. Because the Fund seeks leveraged (2x) daily exposure, adverse developments affecting concentrated industries may have a magnified effect on the Fund's net asset value.

Corgi AI Cybersecurity 2x Daily ETF | AI Enabled Threat Evolution And Security Effectiveness Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
AI-Enabled Threat Evolution and Security Effectiveness Risk.
Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to the risk that cyber threats evolve rapidly, including through the use of AI to scale phishing, accelerate malware development, and automate exploitation. To the extent the Underlying ETF invests in cybersecurity providers and security-focused service firms, those companies' products and services may fail to detect or prevent new attack techniques, which can lead to customer losses, contract disputes, higher costs, and reputational harm. Deterioration in perceived effectiveness or increased breach frequency across customers may reduce demand, slow bookings, and pressure margins for issuers held by the Underlying ETF, negatively affecting the Underlying ETF's performance and, in turn, the Fund. Because the Fund seeks leveraged exposure, adverse impacts associated with these risks may be magnified in the Fund's net asset value.

Corgi AI Cybersecurity 2x Daily ETF | AI Model Data Quality And Automation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
AI Model, Data Quality, and Automation Risk.
Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to risks associated with AI-enabled cybersecurity products and services. To the extent the Underlying ETF invests in companies that develop, deploy, or rely on AI-enabled security capabilities, the effectiveness of those offerings may depend on data quality, model design, training processes, and ongoing tuning. Models may be trained on incomplete, biased, or stale datasets, may degrade over time (including through "model drift"), or may generate false positives or false negatives that impair customer outcomes and confidence. Increased automation, including automated remediation, can amplify operational impacts if models misclassify events or trigger incorrect actions, which may lead to customer dissatisfaction, increased support costs, contractual disputes, reputational harm, and reduced adoption of AI-enabled offerings. These factors may adversely affect the revenues, profitability, and valuations of issuers held by the Underlying ETF and therefore the Underlying ETF and the Fund. Because the Fund seeks leveraged exposure, adverse impacts may be magnified.

Corgi AI Cybersecurity 2x Daily ETF | Data Breach, Liability, and Trust Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Data Breach, Liability, and Trust Risk.
Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to the risk that cybersecurity vendors, cloud-based security platforms, or security service providers held by the Underlying ETF experience a major breach, outage, or compromise. Such events may reduce demand, increase churn, and trigger litigation, remediation costs, regulatory inquiries, and damages claims, which can negatively affect an issuer's business and financial condition. Even when a vendor is not at fault, widely publicized incidents may cause customers to consolidate spending, delay purchases, or shift budgets among providers, which can reduce growth and pressure margins for companies held by the Underlying ETF. These developments may adversely affect the Underlying ETF's performance and, in turn, the Fund. Because the Fund seeks leveraged exposure, adverse impacts may be magnified.

Corgi AI Cybersecurity 2x Daily ETF | Platform Consolidation and Competitive Pressure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Platform Consolidation and Competitive Pressure Risk.
Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to competitive dynamics in the cybersecurity market. To the extent the Underlying ETF invests in specialized cybersecurity vendors, those issuers may face pricing pressure and product displacement as larger platform providers bundle security features, as customers rationalize vendor lists, as procurement cycles slow, or as organizations shift toward in-house security stacks. Mergers, consolidation, and changes in customer preferences or architecture can reduce growth rates, compress margins, and increase customer concentration risk for companies held by the Underlying ETF, which may adversely affect the Underlying ETF and the Fund. Because the Fund seeks leveraged exposure, adverse impacts may be magnified.

Corgi AI Cybersecurity 2x Daily ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment.
Corgi AI Cybersecurity 2x Daily ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.
Corgi Battery Energy Storage Systems 2x Daily ETF
Prospectus [Line Items]
Risk [Text Block]	The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.
Corgi Battery Energy Storage Systems 2x Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk.
The Fund uses leverage to target approximately 2x the Underlying ETF's daily return. Losses are magnified relative to the Underlying ETF. If the Underlying ETF declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Corgi Battery Energy Storage Systems 2x Daily ETF | Compounding and Daily Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Compounding and Daily Rebalancing Risk.
The Fund seeks 2x the Underlying ETF's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying ETF returns, and Underlying ETF volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying ETF return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying ETF return for the period, and you could lose money even if the Underlying ETF is flat or rises over the holding period.
The following table illustrates the impact of Underlying ETF volatility and Underlying ETF return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, you should consider monitoring your investments in the Fund in light of your individual investment goals and risk tolerance. The table uses hypothetical annualized Underlying ETF volatility and Underlying ETF returns to illustrate the impact of these two principal factors on Fund performance over a one-year period. It does not represent actual returns. Each row corresponds to the level of a hypothetical Underlying ETF return for a one-year period. Each column corresponds to a level of hypothetical annualized Underlying ETF volatility.

Estimated Fund Returns
Underlying ETF Performance		Underlying ETF Annualized Volatility
One Year Return	Two times (2x) Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%
Assumes: (a) no dividends paid with respect to securities of the Underlying ETF; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leveraged exposure) of zero percent. If these were included, the Fund’s performance would be different from that shown.

Corgi Battery Energy Storage Systems 2x Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Correlation Risk.
The Fund seeks approximately 2x the daily performance of the Underlying ETF but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Corgi Battery Energy Storage Systems 2x Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk.
To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Corgi Battery Energy Storage Systems 2x Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk.
The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Corgi Battery Energy Storage Systems 2x Daily ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Indirect Investment Risk.
The Fund gains exposure to an Underlying ETF that is not involved in this offering. The Fund has no control over the Underlying ETF. Fund shareholders have no voting or distribution rights with respect to the Underlying ETF, and actions taken by the Underlying ETF could negatively affect the Fund's performance.

Corgi Battery Energy Storage Systems 2x Daily ETF | Financing, Margin, and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Financing, Margin, and Interest Rate Risk.
The Fund’s use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund’s financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Corgi Battery Energy Storage Systems 2x Daily ETF | Non-Diversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risk.
As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.

Corgi Battery Energy Storage Systems 2x Daily ETF | ETF Trading, Premium/Discount and Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
ETF Trading, Premium/Discount and Authorized Participant Concentration Risk.
Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Corgi Battery Energy Storage Systems 2x Daily ETF | Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk.
To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

Corgi Battery Energy Storage Systems 2x Daily ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.
Corgi Battery Energy Storage Systems 2x Daily ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Corgi Battery Energy Storage Systems 2x Daily ETF | Limited Shareholder Rights Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Limited Shareholder Rights Risk.
The Trust’s governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings, and the Board can take certain actions without a shareholder vote (including, in some cases, liquidating the Fund). These provisions can make it harder, more expensive, or slower for shareholders to bring claims or to influence how the Trust or the Fund is run, including because certain claims (other than claims arising under the federal securities laws) may be subject to a waiver of the right to a jury trial.

Corgi Battery Energy Storage Systems 2x Daily ETF | Capitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Capitalization Risk.
Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to the risks associated with the market capitalizations of companies held by the Underlying ETF. To the extent the Underlying ETF invests in small- and mid-capitalization companies, those issuers may be more volatile and less liquid than larger companies and may have fewer financial resources, narrower product lines, and greater sensitivity to a single product line, customer, or supplier. To the extent the Underlying ETF invests in large-capitalization companies, those issuers may be less able to sustain high growth rates and may be more exposed to broad industry headwinds given their scale, which can cause them to lag during periods when smaller competitors outperform. These factors may negatively affect the Underlying ETF and, in turn, the Fund, and any resulting declines may be magnified because the Fund seeks leveraged exposure.

Corgi Battery Energy Storage Systems 2x Daily ETF | Foreign Securities and Closed Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Foreign Securities and Closed Market Risk.
Through its exposure to the Underlying ETF, the Fund is indirectly exposed to risks associated with investments in non-U.S. companies, including differences in accounting and financial reporting standards, less publicly available information, different regulatory and legal frameworks, currency exchange rate fluctuations, political and economic instability, and potential restrictions on the repatriation of proceeds. Where the Underlying ETF’s securities trade on a market that is closed when U.S. markets are open, the last quoted price from the foreign market may not reflect current conditions, which could contribute to differences between the market price of the Fund’s shares and the Fund’s NAV.

Corgi Battery Energy Storage Systems 2x Daily ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Concentration Risk.
The Fund, as an independent fundamental policy, will concentrate its investments (i.e., invest more than 25% of its net assets) in the battery energy storage systems industry or related industries. This concentration policy does not depend on or derive from the Underlying ETF's concentration policy. The Fund may be more sensitive to adverse economic, business, regulatory, environmental, or market developments affecting those industries than a fund that invests more broadly across multiple sectors, and the Fund's performance may be more volatile. Because the Fund seeks leveraged (2x) daily exposure, adverse developments affecting concentrated industries may have a magnified effect on the Fund's net asset value.

Corgi Battery Energy Storage Systems 2x Daily ETF | Battery Safety, Fire, and Reliability Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Battery Safety, Fire, and Reliability Risk.
Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to risks affecting companies involved in battery energy storage systems. To the extent the Underlying ETF invests in storage manufacturers, integrators, developers, or operators, storage systems can experience thermal events, degradation, or performance shortfalls. Safety incidents may result in project shutdowns, higher insurance and regulatory compliance costs, recalls, litigation, and reputational damage, which can reduce demand, increase costs, and pressure margins for issuers held by the Underlying ETF. These developments may adversely affect the Underlying ETF's value and, in turn, the Fund. Because the Fund seeks leveraged exposure, adverse impacts may be magnified in the Fund's net asset value.

Corgi Battery Energy Storage Systems 2x Daily ETF | Technology Change and Obsolescence Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Technology Change and Obsolescence Risk.
Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to the risk that storage technologies and chemistries evolve quickly. To the extent the Underlying ETF invests in companies that design, manufacture, or supply storage technologies, improvements in cost, energy density, cycle life, safety, or related performance can disadvantage existing products, suppliers, or installed platforms. Customers may delay purchases, renegotiate contracts, or switch vendors if newer technologies offer more attractive economics or performance, which can reduce revenues and impair the competitive position of issuers held by the Underlying ETF. These factors may negatively affect the Underlying ETF and the Fund. Because the Fund seeks leveraged exposure, adverse impacts may be magnified.

Corgi Battery Energy Storage Systems 2x Daily ETF | Battery Materials, Commodity Pricing, and Supply Chain Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Battery Materials, Commodity Pricing, and Supply Chain Risk.
Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to input cost and supply chain risks for battery energy storage systems. To the extent the Underlying ETF invests in manufacturers, integrators, or developers, those businesses may rely on materials and components subject to supply constraints and significant price volatility, including lithium, nickel, cobalt, manganese, graphite, copper, separators, electrolytes, and power electronics. Commodity price increases, manufacturing capacity limits, quality issues, tariffs and trade restrictions, export controls, shipping disruptions, or reliance on single-source suppliers may increase costs, delay deployments, reduce margins, and adversely affect revenues and profitability for issuers held by the Underlying ETF. These impacts may adversely affect the Underlying ETF and the Fund. Because the Fund seeks leveraged exposure, adverse impacts may be magnified.

Corgi Battery Energy Storage Systems 2x Daily ETF | Policy, Interconnection, and Project Timing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Policy, Interconnection, and Project Timing Risk.
Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to risks associated with policy, permitting, and grid interconnection processes. To the extent the Underlying ETF invests in storage project developers, integrators, utilities-related service providers, or equipment suppliers, many projects may depend on permitting timelines, interconnection queues, utility procurement cycles, and policy incentives. Changes in rules, delays in interconnection approvals, or reductions or expiration of incentives may slow deployments, increase costs, and reduce expected revenues for companies held by the Underlying ETF. These factors may adversely affect the Underlying ETF's performance and, in turn, the Fund. Because the Fund seeks leveraged exposure, adverse impacts may be magnified.

Corgi Battery Energy Storage Systems 2x Daily ETF | Power Markets and Storage Revenue Model Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Power Markets and Storage Revenue Model Risk.
Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to the risk that the revenue opportunities supporting storage economics are volatile or change over time. To the extent the Underlying ETF invests in companies involved in storage development, integration, ownership, or operation, project economics may depend on the availability and pricing of grid services and electricity market opportunities, including energy arbitrage, capacity payments, ancillary services, and contractual arrangements with utilities or commercial counterparties. These revenues may be affected by market conditions, congestion patterns, renewable penetration, curtailment, transmission constraints, and changes in market rules or utility procurement practices. If expected revenues decline or become less predictable, project returns may fall and deployments may slow, which can adversely affect issuers held by the Underlying ETF, the Underlying ETF's value, and the Fund. Because the Fund seeks leveraged exposure, adverse impacts may be magnified.

Corgi Battery Energy Storage Systems 2x Daily ETF | Project Finance, Interest Rate, and Cost Inflation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Project Finance, Interest Rate, and Cost Inflation Risk.
Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to the risk that storage deployment is capital intensive and dependent on financing conditions. To the extent the Underlying ETF invests in developers, integrators, or operators, higher interest rates, tighter credit conditions, or reduced availability of tax equity or project finance may reduce project returns, slow new deployments, and increase refinancing risk. In addition, increases in the costs of equipment, engineering, procurement, construction, labor, insurance, or interconnection can pressure margins and delay project completion for companies held by the Underlying ETF. These developments may negatively affect the Underlying ETF and the Fund. Because the Fund seeks leveraged exposure, adverse impacts may be magnified.

Corgi Battery Energy Storage Systems 2x Daily ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment.
Corgi Battery Energy Storage Systems 2x Daily ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.
Corgi Bay Area Based 2x Daily ETF
Prospectus [Line Items]
Risk [Text Block]
The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Corgi Bay Area Based 2x Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk.
The Fund uses leverage to target approximately 2x the Underlying ETF's daily return. Losses are magnified relative to the Underlying ETF. If the Underlying ETF declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Corgi Bay Area Based 2x Daily ETF | Compounding and Daily Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Compounding and Daily Rebalancing Risk.
The Fund seeks 2x the Underlying ETF's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying ETF returns, and Underlying ETF volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying ETF return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying ETF return for the period, and you could lose money even if the Underlying ETF is flat or rises over the holding period.
The following table illustrates the impact of Underlying ETF volatility and Underlying ETF return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, you should consider monitoring your investments in the Fund in light of your individual investment goals and risk tolerance.
The table uses hypothetical annualized Underlying ETF volatility and Underlying ETF returns to illustrate the impact of these two principal factors on Fund performance over a one-year period. It does not represent actual returns. Each row corresponds to the level of a hypothetical Underlying ETF return for a one-year period. Each column corresponds to a level of hypothetical annualized Underlying ETF volatility.

Estimated Fund Returns
Underlying ETF Performance		Underlying ETF Annualized Volatility
One Year Return	Two times (2x) Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%
Assumes: (a) no dividends paid with respect to securities of the Underlying ETF; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leveraged exposure) of zero percent. If these were included, the Fund’s performance would be different from that shown.

Corgi Bay Area Based 2x Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Correlation Risk.
The Fund seeks approximately 2x the daily performance of the Underlying ETF but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Corgi Bay Area Based 2x Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk.
To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Corgi Bay Area Based 2x Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk.
The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Corgi Bay Area Based 2x Daily ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Indirect Investment Risk.
The Fund gains exposure to an Underlying ETF that is not involved in this offering. The Fund has no control over the Underlying ETF. Fund shareholders have no voting or distribution rights with respect to the Underlying ETF, and actions taken by the Underlying ETF could negatively affect the Fund's performance.

Corgi Bay Area Based 2x Daily ETF | Financing, Margin, and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Financing, Margin, and Interest Rate Risk.
The Fund’s use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund’s financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Corgi Bay Area Based 2x Daily ETF | Non-Diversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risk.
As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.

Corgi Bay Area Based 2x Daily ETF | ETF Trading, Premium/Discount and Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
ETF Trading, Premium/Discount and Authorized Participant Concentration Risk.
Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Corgi Bay Area Based 2x Daily ETF | Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk.
To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

Corgi Bay Area Based 2x Daily ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.
Corgi Bay Area Based 2x Daily ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Corgi Bay Area Based 2x Daily ETF | Limited Shareholder Rights Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Limited Shareholder Rights Risk.
The Trust’s governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings, and the Board can take certain actions without a shareholder vote (including, in some cases, liquidating the Fund). These provisions can make it harder, more expensive, or slower for shareholders to bring claims or to influence how the Trust or the Fund is run, including because certain claims (other than claims arising under the federal securities laws) may be subject to a waiver of the right to a jury trial.

Corgi Bay Area Based 2x Daily ETF | Technology Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Technology Sector Risk.
Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to risks affecting technology and technology-enabled companies held by the Underlying ETF. These companies may face rapid product obsolescence, intense competition, and operational risks such as cybersecurity incidents, data privacy compliance obligations, and intellectual property disputes. Many also rely on critical suppliers and infrastructure, including semiconductors, cloud service providers, and key platforms, and disruptions, outages, or pricing changes affecting these inputs may pressure margins or impair product delivery. In addition, technology company valuations may be particularly sensitive to interest rates and shifts in market sentiment, which may increase volatility in the Underlying ETF and the Fund. Because the Fund seeks leveraged exposure, adverse impacts may be magnified.

Corgi Bay Area Based 2x Daily ETF | Capitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Capitalization Risk.
Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to the risks associated with the market capitalizations of companies held by the Underlying ETF. To the extent the Underlying ETF invests in small- and mid-capitalization companies, those issuers may be more volatile and less liquid than larger companies and may have fewer financial resources, narrower product lines, and greater sensitivity to a single product line, customer, or supplier. To the extent the Underlying ETF invests in large-capitalization companies, those issuers may be less able to sustain high growth rates and may be more exposed to broad industry headwinds given their scale, which can cause them to lag during periods when smaller competitors outperform. These factors may negatively affect the Underlying ETF and, in turn, the Fund, and any resulting declines may be magnified because the Fund seeks leveraged exposure.

Corgi Bay Area Based 2x Daily ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Concentration Risk.
The Fund, as an independent fundamental policy, will concentrate its investments (i.e., invest more than 25% of its net assets) in the San Francisco Bay Area focused companies or related industries. This concentration policy does not depend on or derive from the Underlying ETF's concentration policy. The Fund may be more sensitive to adverse economic, business, regulatory, environmental, or market developments affecting those industries than a fund that invests more broadly across multiple sectors, and the Fund's performance may be more volatile. Because the Fund seeks leveraged (2x) daily exposure, adverse developments affecting concentrated industries may have a magnified effect on the Fund's net asset value.

Corgi Bay Area Based 2x Daily ETF | Regional Concentration and Local Cost Structure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Regional Concentration and Local Cost Structure Risk.
Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to risks affecting companies with meaningful San Francisco Bay Area exposure. To the extent the Underlying ETF invests in companies that are headquartered in, or maintain substantial operations in, the region, those issuers may be affected by elevated regional labor costs, competition for talent, higher office and operating expenses, and local economic conditions. If the region experiences reduced investment activity, out-migration, slower hiring, or weakening demand in key local industries, the revenues, profitability, and valuations of issuers held by the Underlying ETF may decline, which may adversely affect the Underlying ETF and, in turn, the Fund. Because the Fund seeks leveraged exposure, adverse impacts may be magnified in the Fund's net asset value.

Corgi Bay Area Based 2x Daily ETF | Natural Disaster and Infrastructure Disruption Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Natural Disaster and Infrastructure Disruption Risk.
Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to the risk that natural disasters or infrastructure disruptions in the San Francisco Bay Area adversely affect issuers held by the Underlying ETF. The region faces risks from earthquakes, wildfires, flooding, power outages, and transportation disruptions. Such events may interrupt operations, supply chains, and workforce availability, increase business continuity and insurance costs, and reduce productivity for companies with regional facilities, offices, or key personnel, which may negatively affect the Underlying ETF's performance and, in turn, the Fund. Because the Fund seeks leveraged exposure, adverse impacts may be magnified.

Corgi Bay Area Based 2x Daily ETF | State and Local Regulatory and Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
State and Local Regulatory and Tax Risk.
Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to risks associated with state and local taxation and regulation. To the extent the Underlying ETF invests in companies with substantial presence in California or Bay Area jurisdictions, changes in state and local taxes, labor rules, zoning, and business regulations may increase operating costs, reduce after-tax profitability, or require changes to business practices. Policy changes may also influence corporate location decisions and real estate strategies, which can affect operating footprints and costs for issuers held by the Underlying ETF. These factors may adversely affect the Underlying ETF and, in turn, the Fund. Because the Fund seeks leveraged exposure, adverse impacts may be magnified.

Corgi Bay Area Based 2x Daily ETF | Geographic Classification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Geographic Classification Risk.
Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to the risk that classification of companies as having headquarters in, or substantial operations in, the San Francisco Bay Area is imperfect. To the extent the Underlying ETF's strategy depends on such classifications, publicly available information about an issuer's headquarters location, employee base, or operating footprint may be incomplete, may not be updated promptly, or may be difficult to interpret consistently across issuers. Companies may relocate headquarters, change remote-work policies, or shift the location of key personnel and facilities over time, which may cause the Underlying ETF's index provider, methodology, or the Adviser (as applicable) to reclassify a company or adjust holdings. These factors may affect the Underlying ETF's ability to maintain exposure consistent with its investment theme and may increase portfolio turnover, which may adversely affect the Underlying ETF and the Fund. Because the Fund seeks leveraged exposure, adverse impacts may be magnified.

Corgi Bay Area Based 2x Daily ETF | Biotechnology and Life Sciences Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Biotechnology and Life Sciences Companies Risk.
Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to risks affecting biotechnology and life sciences companies held by the Underlying ETF. These companies may face significant risks related to research and development, clinical trials, regulatory approvals, intellectual property protection, competition, and product liability. Their valuations may change rapidly based on clinical or regulatory outcomes and may depend on a limited number of products, collaborations, or patents. Adverse trial results, delays in approvals, manufacturing or safety issues, or enforcement challenges for intellectual property may materially reduce revenues and the value of these companies' securities, which may adversely affect the Underlying ETF and the Fund. Because the Fund seeks leveraged exposure, adverse impacts may be magnified.

Corgi Bay Area Based 2x Daily ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment
Corgi Bay Area Based 2x Daily ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.
Corgi Beauty, Skincare & Aesthetics 2x Daily ETF
Prospectus [Line Items]
Risk [Text Block]
The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Corgi Beauty, Skincare & Aesthetics 2x Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk.
The Fund uses leverage to target approximately 2x the Underlying ETF's daily return. Losses are magnified relative to the Underlying ETF. If the Underlying ETF declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Corgi Beauty, Skincare & Aesthetics 2x Daily ETF | Compounding and Daily Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Compounding and Daily Rebalancing Risk.
The Fund seeks 2x the Underlying ETF's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying ETF returns, and Underlying ETF volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying ETF return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying ETF return for the period, and you could lose money even if the Underlying ETF is flat or rises over the holding period.
The following table illustrates the impact of Underlying ETF volatility and Underlying ETF return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, you should consider monitoring your investments in the Fund in light of your individual investment goals and risk tolerance.
The table uses hypothetical annualized Underlying ETF volatility and Underlying ETF returns to illustrate the impact of these two principal factors on Fund performance over a one-year period. It does not represent actual returns. Each row corresponds to the level of a hypothetical Underlying ETF return for a one-year period. Each column corresponds to a level of hypothetical annualized Underlying ETF volatility.

Estimated Fund Returns
Underlying ETF Performance		Underlying ETF Annualized Volatility
One Year Return	Two times (2x) Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%
Assumes: (a) no dividends paid with respect to securities of the Underlying ETF; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leveraged exposure) of zero percent. If these were included, the Fund’s performance would be different from that shown.

Corgi Beauty, Skincare & Aesthetics 2x Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Correlation Risk.
The Fund seeks approximately 2x the daily performance of the Underlying ETF but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Corgi Beauty, Skincare & Aesthetics 2x Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk.
To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Corgi Beauty, Skincare & Aesthetics 2x Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk.
The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Corgi Beauty, Skincare & Aesthetics 2x Daily ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Indirect Investment Risk.
The Fund gains exposure to an Underlying ETF that is not involved in this offering. The Fund has no control over the Underlying ETF. Fund shareholders have no voting or distribution rights with respect to the Underlying ETF, and actions taken by the Underlying ETF could negatively affect the Fund's performance.

Corgi Beauty, Skincare & Aesthetics 2x Daily ETF | Financing, Margin, and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Financing, Margin, and Interest Rate Risk.
The Fund’s use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund’s financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Corgi Beauty, Skincare & Aesthetics 2x Daily ETF | Non-Diversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risk.
As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.

Corgi Beauty, Skincare & Aesthetics 2x Daily ETF | ETF Trading, Premium/Discount and Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
ETF Trading, Premium/Discount and Authorized Participant Concentration Risk.
Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Corgi Beauty, Skincare & Aesthetics 2x Daily ETF | Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk.
To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

Corgi Beauty, Skincare & Aesthetics 2x Daily ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.
Corgi Beauty, Skincare & Aesthetics 2x Daily ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Corgi Beauty, Skincare & Aesthetics 2x Daily ETF | Limited Shareholder Rights Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Limited Shareholder Rights Risk.
The Trust’s governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings, and the Board can take certain actions without a shareholder vote (including, in some cases, liquidating the Fund). These provisions can make it harder, more expensive, or slower for shareholders to bring claims or to influence how the Trust or the Fund is run, including because certain claims (other than claims arising under the federal securities laws) may be subject to a waiver of the right to a jury trial.

Corgi Beauty, Skincare & Aesthetics 2x Daily ETF | Capitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Capitalization Risk.
Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to the risks associated with the market capitalizations of companies held by the Underlying ETF. To the extent the Underlying ETF invests in small- and mid-capitalization companies, those issuers may be more volatile and less liquid than larger companies and may have fewer financial resources, narrower product lines, and greater sensitivity to a single product line, customer, or supplier. To the extent the Underlying ETF invests in large-capitalization companies, those issuers may be less able to sustain high growth rates and may be more exposed to broad industry headwinds given their scale, which can cause them to lag during periods when smaller competitors outperform. These factors may negatively affect the Underlying ETF and, in turn, the Fund, and any resulting declines may be magnified because the Fund seeks leveraged exposure.

Corgi Beauty, Skincare & Aesthetics 2x Daily ETF | Foreign Securities and Closed Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Foreign Securities and Closed Market Risk.
Through its exposure to the Underlying ETF, the Fund is indirectly exposed to risks associated with investments in non-U.S. companies, including differences in accounting and financial reporting standards, less publicly available information, different regulatory and legal frameworks, currency exchange rate fluctuations, political and economic instability, and potential restrictions on the repatriation of proceeds. Where the Underlying ETF’s securities trade on a market that is closed when U.S. markets are open, the last quoted price from the foreign market may not reflect current conditions, which could contribute to differences between the market price of the Fund’s shares and the Fund’s NAV.

Corgi Beauty, Skincare & Aesthetics 2x Daily ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Concentration Risk.
The Fund, as an independent fundamental policy, will concentrate its investments (i.e., invest more than 25% of its net assets) in the beauty, skincare, and aesthetics industry or related industries. This concentration policy does not depend on or derive from the Underlying ETF's concentration policy. The Fund may be more sensitive to adverse economic, business, regulatory, environmental, or market developments affecting those industries than a fund that invests more broadly across multiple sectors, and the Fund's performance may be more volatile. Because the Fund seeks leveraged (2x) daily exposure, adverse developments affecting concentrated industries may have a magnified effect on the Fund's net asset value.

Corgi Beauty, Skincare & Aesthetics 2x Daily ETF | Consumer Taste, Trend, and Brand Relevance Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Consumer Taste, Trend, and Brand Relevance Risk.
Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to risks affecting beauty and skincare companies. To the extent the Underlying ETF invests in issuers whose revenues depend on beauty and personal care demand, consumer preferences may shift quickly due to changing tastes, social media influence, and frequent new product cycles. Brands may lose relevance, experience declining sales, or require increased marketing and promotional spending to maintain market share, which can pressure margins and reduce profitability for companies held by the Underlying ETF. These developments may adversely affect the Underlying ETF and, in turn, the Fund. Because the Fund seeks leveraged exposure, adverse impacts may be magnified in the Fund's net asset value.

Corgi Beauty, Skincare & Aesthetics 2x Daily ETF | Luxury and Consumer Discretionary Spending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Luxury and Consumer Discretionary Spending Risk.
Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to risks related to discretionary spending patterns. To the extent the Underlying ETF invests in companies that sell premium or luxury beauty and personal care products or provide elective aesthetic services, the performance of those issuers may depend on discretionary spending by higher-income consumers and on overall consumer confidence. Demand for premium and luxury goods and elective services may decline during periods of economic weakness, rising interest rates, inflation, or reduced consumer confidence, often resulting in outsized reductions in sales and profitability relative to more nondiscretionary consumer categories. These factors may negatively affect the Underlying ETF and the Fund. Because the Fund seeks leveraged exposure, adverse impacts may be magnified.

Corgi Beauty, Skincare & Aesthetics 2x Daily ETF | Product Safety, Regulatory, and Recall Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Product Safety, Regulatory, and Recall Risk.
Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to product safety and regulatory risks affecting beauty and personal care companies. To the extent the Underlying ETF invests in issuers that manufacture, distribute, or market beauty products, those companies may face regulatory scrutiny related to ingredient safety, labeling, manufacturing standards, and marketing claims. Quality failures, contamination, or adverse reactions may lead to recalls, litigation, reputational damage, and increased compliance costs, which can reduce demand and increase expenses for companies held by the Underlying ETF. These developments may adversely affect the Underlying ETF and, in turn, the Fund. Because the Fund seeks leveraged exposure, adverse impacts may be magnified.

Corgi Beauty, Skincare & Aesthetics 2x Daily ETF | Channel and Promotion Dependency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Channel and Promotion Dependency Risk.
Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to the risk that distribution and promotion dynamics adversely affect issuers held by the Underlying ETF. Many beauty companies rely on key retailers, e-commerce platforms, influencers, and promotional events to drive volume and maintain visibility. Changes in retailer support, shelf placement, algorithm visibility, advertising pricing, affiliate economics, or the timing and intensity of promotional activity may reduce revenue growth and pressure margins. Increased reliance on discounting or paid promotion to sustain demand can further compress profitability for companies held by the Underlying ETF, which may adversely affect the Underlying ETF and the Fund. Because the Fund seeks leveraged exposure, adverse impacts may be magnified.

Corgi Beauty, Skincare & Aesthetics 2x Daily ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment.
Corgi Beauty, Skincare & Aesthetics 2x Daily ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.
Corgi Coffee & Energy Drinks 2x Daily ETF
Prospectus [Line Items]
Risk [Text Block]	The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.
Corgi Coffee & Energy Drinks 2x Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk.
The Fund uses leverage to target approximately 2x the Underlying ETF's daily return. Losses are magnified relative to the Underlying ETF. If the Underlying ETF declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Corgi Coffee & Energy Drinks 2x Daily ETF | Compounding and Daily Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Compounding and Daily Rebalancing Risk.
The Fund seeks 2x the Underlying ETF's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying ETF returns, and Underlying ETF volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying ETF return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying ETF return for the period, and you could lose money even if the Underlying ETF is flat or rises over the holding period.
The following table illustrates the impact of Underlying ETF volatility and Underlying ETF return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, you should consider monitoring your investments in the Fund in light of your individual investment goals and risk tolerance.
The table uses hypothetical annualized Underlying ETF volatility and Underlying ETF returns to illustrate the impact of these two principal factors on Fund performance over a one-year period. It does not represent actual returns. Each row corresponds to the level of a hypothetical Underlying ETF return for a one-year period. Each column corresponds to a level of hypothetical annualized Underlying ETF volatility.

Estimated Fund Returns
Underlying ETF Performance		Underlying ETF Annualized Volatility
One Year Return	Two times (2x) Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%
Assumes: (a) no dividends paid with respect to securities of the Underlying ETF; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leveraged exposure) of zero percent. If these were included, the Fund’s performance would be different from that shown.

Corgi Coffee & Energy Drinks 2x Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Correlation Risk.
The Fund seeks approximately 2x the daily performance of the Underlying ETF but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Corgi Coffee & Energy Drinks 2x Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk.
To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Corgi Coffee & Energy Drinks 2x Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk.
The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Corgi Coffee & Energy Drinks 2x Daily ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Indirect Investment Risk.
The Fund gains exposure to an Underlying ETF that is not involved in this offering. The Fund has no control over the Underlying ETF. Fund shareholders have no voting or distribution rights with respect to the Underlying ETF, and actions taken by the Underlying ETF could negatively affect the Fund's performance.

Corgi Coffee & Energy Drinks 2x Daily ETF | Financing, Margin, and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Financing, Margin, and Interest Rate Risk.
The Fund’s use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund’s financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Corgi Coffee & Energy Drinks 2x Daily ETF | Non-Diversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risk.
As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.

Corgi Coffee & Energy Drinks 2x Daily ETF | ETF Trading, Premium/Discount and Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
ETF Trading, Premium/Discount and Authorized Participant Concentration Risk.
Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Corgi Coffee & Energy Drinks 2x Daily ETF | Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk.
To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

Corgi Coffee & Energy Drinks 2x Daily ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.
Corgi Coffee & Energy Drinks 2x Daily ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Corgi Coffee & Energy Drinks 2x Daily ETF | Limited Shareholder Rights Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Limited Shareholder Rights Risk.
The Trust’s governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings, and the Board can take certain actions without a shareholder vote (including, in some cases, liquidating the Fund). These provisions can make it harder, more expensive, or slower for shareholders to bring claims or to influence how the Trust or the Fund is run, including because certain claims (other than claims arising under the federal securities laws) may be subject to a waiver of the right to a jury trial.

Corgi Coffee & Energy Drinks 2x Daily ETF | Capitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Capitalization Risk.
Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to the risks associated with the market capitalizations of companies held by the Underlying ETF. To the extent the Underlying ETF invests in small- and mid-capitalization companies, those issuers may be more volatile and less liquid than larger companies and may have fewer financial resources, narrower product lines, and greater sensitivity to a single product line, customer, or supplier. To the extent the Underlying ETF invests in large-capitalization companies, those issuers may be less able to sustain high growth rates and may be more exposed to broad industry headwinds given their scale, which can cause them to lag during periods when smaller competitors outperform. These factors may negatively affect the Underlying ETF and, in turn, the Fund, and any resulting declines may be magnified because the Fund seeks leveraged exposure.

Corgi Coffee & Energy Drinks 2x Daily ETF | Foreign Securities and Closed Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Foreign Securities and Closed Market Risk.
Through its exposure to the Underlying ETF, the Fund is indirectly exposed to risks associated with investments in non-U.S. companies, including differences in accounting and financial reporting standards, less publicly available information, different regulatory and legal frameworks, currency exchange rate fluctuations, political and economic instability, and potential restrictions on the repatriation of proceeds. Where the Underlying ETF’s securities trade on a market that is closed when U.S. markets are open, the last quoted price from the foreign market may not reflect current conditions, which could contribute to differences between the market price of the Fund’s shares and the Fund’s NAV.

Corgi Coffee & Energy Drinks 2x Daily ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Concentration Risk.
The Fund, as an independent fundamental policy, will concentrate its investments (i.e., invest more than 25% of its net assets) in the coffee and energy drink industry or related industries. This concentration policy does not depend on or derive from the Underlying ETF's concentration policy. The Fund may be more sensitive to adverse economic, business, regulatory, environmental, or market developments affecting those industries than a fund that invests more broadly across multiple sectors, and the Fund's performance may be more volatile. Because the Fund seeks leveraged (2x) daily exposure, adverse developments affecting concentrated industries may have a magnified effect on the Fund's net asset value.

Corgi Coffee & Energy Drinks 2x Daily ETF | Commodity and Input Cost Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Commodity and Input Cost Volatility Risk.
Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to risks related to commodity and input cost volatility affecting companies in the coffee and energy drink value chain. To the extent the Underlying ETF invests in issuers that source, process, distribute, or sell coffee and related products, coffee and other agricultural inputs may experience significant price swings due to weather, crop disease, and supply disruptions. In addition, costs for aluminum, sweeteners, flavors, and freight may fluctuate, which can pressure margins if companies are unable to pass cost increases through to consumers or if demand weakens due to higher prices. These factors may adversely affect the revenues, profitability, and valuations of issuers held by the Underlying ETF and therefore the Underlying ETF and the Fund. Because the Fund seeks leveraged exposure, adverse impacts may be magnified in the Fund's net asset value.

Corgi Coffee & Energy Drinks 2x Daily ETF | Climate and Agricultural Production Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Climate and Agricultural Production Risk.
Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to risks affecting coffee production and sourcing. To the extent the Underlying ETF invests in companies dependent on coffee supply, production may be adversely affected by climate variability and extreme weather events, including droughts, frosts, excessive rainfall, hurricanes, and changes in temperature patterns, as well as by crop diseases and pests. These conditions can reduce yields, increase volatility in coffee supply and pricing, and contribute to longer-term shifts in suitable growing regions. Sustained adverse conditions may increase costs, disrupt sourcing, reduce product availability, and negatively affect companies across the coffee supply chain, which may adversely affect the Underlying ETF and the Fund. Because the Fund seeks leveraged exposure, adverse impacts may be magnified.

Corgi Coffee & Energy Drinks 2x Daily ETF | Health Perception and Regulatory Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Health Perception and Regulatory Risk.
Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to risks related to health perceptions and regulation of energy drinks and high-caffeine products. To the extent the Underlying ETF invests in issuers that manufacture or market energy drinks or similar products, those companies may face scrutiny regarding health effects, marketing practices (including marketing to younger consumers), and labeling requirements. Regulatory actions, enforcement activity, lawsuits, or changes in consumer perception may reduce demand, require product reformulations, limit marketing channels, or increase compliance costs, which can adversely affect issuers held by the Underlying ETF. These developments may negatively affect the Underlying ETF and, in turn, the Fund. Because the Fund seeks leveraged exposure, adverse impacts may be magnified.

Corgi Coffee & Energy Drinks 2x Daily ETF | Supply Chain, Logistics, and Packaging Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Supply Chain, Logistics, and Packaging Risk.
Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to supply chain and operational risks affecting companies in the coffee and energy drink value chain. To the extent the Underlying ETF invests in issuers that rely on specialized sourcing, contract manufacturing, bottling and canning capacity, packaging components (including aluminum and plastics), and global logistics networks, disruptions in transportation, labor availability, manufacturing capacity, quality issues, or changes in supplier terms may delay production, reduce product availability, increase costs, and adversely affect revenues and profitability. These factors may adversely affect the Underlying ETF's performance and, in turn, the Fund. Because the Fund seeks leveraged exposure, adverse impacts may be magnified.

Corgi Coffee & Energy Drinks 2x Daily ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment
Corgi Coffee & Energy Drinks 2x Daily ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.
Corgi Crypto Infrastructure 2x Daily ETF
Prospectus [Line Items]
Risk [Text Block]	The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.
Corgi Crypto Infrastructure 2x Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk.
The Fund uses leverage to target approximately 2x the Underlying ETF's daily return. Losses are magnified relative to the Underlying ETF. If the Underlying ETF declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Corgi Crypto Infrastructure 2x Daily ETF | Compounding and Daily Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Compounding and Daily Rebalancing Risk.
The Fund seeks 2x the Underlying ETF's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying ETF returns, and Underlying ETF volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying ETF return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying ETF return for the period, and you could lose money even if the Underlying ETF is flat or rises over the holding period.
The following table illustrates the impact of Underlying ETF volatility and Underlying ETF return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, you should consider monitoring your investments in the Fund in light of your individual investment goals and risk tolerance.
The table uses hypothetical annualized Underlying ETF volatility and Underlying ETF returns to illustrate the impact of these two principal factors on Fund performance over a one-year period. It does not represent actual returns. Each row corresponds to the level of a hypothetical Underlying ETF return for a one-year period. Each column corresponds to a level of hypothetical annualized Underlying ETF volatility.

Estimated Fund Returns
Underlying ETF Performance		Underlying ETF Annualized Volatility
One Year Return	Two times (2x) Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%
Assumes: (a) no dividends paid with respect to securities of the Underlying ETF; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leveraged exposure) of zero percent. If these were included, the Fund’s performance would be different from that shown.

Corgi Crypto Infrastructure 2x Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Correlation Risk.
The Fund seeks approximately 2x the daily performance of the Underlying ETF but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Corgi Crypto Infrastructure 2x Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk.
To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Corgi Crypto Infrastructure 2x Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk.
The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Corgi Crypto Infrastructure 2x Daily ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Indirect Investment Risk.
The Fund gains exposure to an Underlying ETF that is not involved in this offering. The Fund has no control over the Underlying ETF. Fund shareholders have no voting or distribution rights with respect to the Underlying ETF, and actions taken by the Underlying ETF could negatively affect the Fund's performance.

Corgi Crypto Infrastructure 2x Daily ETF | Financing, Margin, and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Financing, Margin, and Interest Rate Risk.
The Fund’s use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund’s financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Corgi Crypto Infrastructure 2x Daily ETF | Non-Diversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risk.
As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.

Corgi Crypto Infrastructure 2x Daily ETF | ETF Trading, Premium/Discount and Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
ETF Trading, Premium/Discount and Authorized Participant Concentration Risk.
Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Corgi Crypto Infrastructure 2x Daily ETF | Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk.
To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

Corgi Crypto Infrastructure 2x Daily ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.
Corgi Crypto Infrastructure 2x Daily ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Corgi Crypto Infrastructure 2x Daily ETF | Limited Shareholder Rights Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Limited Shareholder Rights Risk.
The Trust’s governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings, and the Board can take certain actions without a shareholder vote (including, in some cases, liquidating the Fund). These provisions can make it harder, more expensive, or slower for shareholders to bring claims or to influence how the Trust or the Fund is run, including because certain claims (other than claims arising under the federal securities laws) may be subject to a waiver of the right to a jury trial.

Corgi Crypto Infrastructure 2x Daily ETF | Capitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Capitalization Risk.
Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to the risks associated with the market capitalizations of companies held by the Underlying ETF. To the extent the Underlying ETF invests in small- and mid-capitalization companies, those issuers may be more volatile and less liquid than larger companies and may have fewer financial resources, narrower product lines, and greater sensitivity to a single product line, customer, or supplier. To the extent the Underlying ETF invests in large-capitalization companies, those issuers may be less able to sustain high growth rates and may be more exposed to broad industry headwinds given their scale, which can cause them to lag during periods when smaller competitors outperform. These factors may negatively affect the Underlying ETF and, in turn, the Fund, and any resulting declines may be magnified because the Fund seeks leveraged exposure.

Corgi Crypto Infrastructure 2x Daily ETF | Foreign Securities and Closed Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Foreign Securities and Closed Market Risk.
Through its exposure to the Underlying ETF, the Fund is indirectly exposed to risks associated with investments in non-U.S. companies, including differences in accounting and financial reporting standards, less publicly available information, different regulatory and legal frameworks, currency exchange rate fluctuations, political and economic instability, and potential restrictions on the repatriation of proceeds. Where the Underlying ETF’s securities trade on a market that is closed when U.S. markets are open, the last quoted price from the foreign market may not reflect current conditions, which could contribute to differences between the market price of the Fund’s shares and the Fund’s NAV.

Corgi Crypto Infrastructure 2x Daily ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Concentration Risk.
The Fund, as an independent fundamental policy, will concentrate its investments (i.e., invest more than 25% of its net assets) in the crypto infrastructure industry or related industries. This concentration policy does not depend on or derive from the Underlying ETF's concentration policy. The Fund may be more sensitive to adverse economic, business, regulatory, environmental, or market developments affecting those industries than a fund that invests more broadly across multiple sectors, and the Fund's performance may be more volatile. Because the Fund seeks leveraged (2x) daily exposure, adverse developments affecting concentrated industries may have a magnified effect on the Fund's net asset value.

Corgi Crypto Infrastructure 2x Daily ETF | Regulatory and Legal Uncertainty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Regulatory and Legal Uncertainty Risk.
Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to evolving regulation, supervision, and enforcement affecting digital asset markets and related businesses. To the extent the Underlying ETF invests in crypto infrastructure firms, regulatory changes or enforcement actions may affect product availability, listing standards, custody and safeguarding requirements, capital and liquidity expectations, reporting obligations, and customer access. Adverse legal outcomes, new rules, or shifting interpretations by regulators may reduce revenue opportunities, increase compliance and legal costs, restrict business models, and limit market participation for issuers held by the Underlying ETF, which may adversely affect the Underlying ETF and, in turn, the Fund. Because the Fund seeks leveraged exposure, adverse impacts may be magnified in the Fund's net asset value.

Corgi Crypto Infrastructure 2x Daily ETF | Financial Services Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Financial Services Sector Risk.
Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to risks affecting financial services companies. To the extent the Underlying ETF invests in companies in the financials sector, including exchanges, broker-dealers, trading venues, custodians, payment companies, or other financial services providers, those issuers may be sensitive to regulatory requirements, supervisory expectations, capital and liquidity standards, and enforcement actions that affect the scope of activities, products, and fees they may offer. The profitability of financials companies may also be adversely affected by changes in interest rates, credit conditions, customer activity levels, and market liquidity, and by operational, compliance, or reputational events. These factors may negatively affect issuers held by the Underlying ETF, the Underlying ETF's performance, and the Fund. Because the Fund seeks leveraged exposure, adverse impacts may be magnified.

Corgi Crypto Infrastructure 2x Daily ETF | Banking Access and Payment Rails Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Banking Access and Payment Rails Risk.
Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to the risk that crypto infrastructure businesses depend on access to banking services and payment networks. To the extent the Underlying ETF invests in issuers that facilitate customer deposits and withdrawals or fiat-to-crypto and crypto-to-fiat conversions, restrictions, terminations, or increased costs associated with banking relationships, correspondent services, card networks, ACH/wire access, or other payment rails may reduce customer activity, increase expenses, and create operational disruptions. Reduced or constrained access to banking services can impair an issuer's ability to onboard customers, process transactions, and manage liquidity, which may adversely affect issuers held by the Underlying ETF, the Underlying ETF, and the Fund. Because the Fund seeks leveraged exposure, adverse impacts may be magnified.

Corgi Crypto Infrastructure 2x Daily ETF | Fraud, Market Manipulation, and Illicit Activity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Fraud, Market Manipulation, and Illicit Activity Risk.
Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to risks that digital asset markets have been subject to fraud, theft, manipulation, and other misconduct. To the extent the Underlying ETF invests in crypto infrastructure businesses, hacks, scams, wash trading, and other abusive practices may reduce customer trust and participation, increase compliance costs, and lead to heightened regulatory scrutiny, enforcement actions, and reputational harm. Digital assets may also be used for illicit activity, which can result in restrictions on products, counterparties, or customer access and may require issuers to implement enhanced monitoring and controls. These factors may reduce trading activity, impair growth, and adversely affect issuers held by the Underlying ETF, the Underlying ETF's value, and the Fund. Because the Fund seeks leveraged exposure, adverse impacts may be magnified.

Corgi Crypto Infrastructure 2x Daily ETF | Digital Asset Market Sensitivity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Digital Asset Market Sensitivity Risk.
Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to the risk that many crypto infrastructure businesses are correlated with digital asset prices, trading volumes, network activity, and overall market sentiment. To the extent the Underlying ETF invests in such issuers, periods of declining digital asset prices or reduced activity may lead to sharp revenue declines, lower profitability, and increased financial stress, including heightened credit or counterparty risks for certain businesses. These conditions may adversely affect the valuations of issuers held by the Underlying ETF and therefore the Underlying ETF and the Fund. Because the Fund seeks leveraged exposure, adverse impacts may be magnified.

Corgi Crypto Infrastructure 2x Daily ETF | Blockchain Network, Protocol, and Fork Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Blockchain Network, Protocol, and Fork Risk.
Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to risks associated with blockchain networks and distributed ledger protocols. To the extent the Underlying ETF invests in companies whose revenues depend on network activity, protocols may experience bugs, security vulnerabilities, congestion, outages, or other disruptions that impair transaction processing and user activity. Networks may also undergo upgrades, changes in consensus mechanisms, or "forks" that create competing versions of a protocol, which can affect network usage, asset liquidity, and the economics of participants. Adverse protocol or network-level events may reduce demand for related services and may negatively affect the revenues and valuations of crypto infrastructure companies held by the Underlying ETF, which may adversely affect the Underlying ETF and the Fund. Because the Fund seeks leveraged exposure, adverse impacts may be magnified.

Corgi Crypto Infrastructure 2x Daily ETF | Mining, Energy Use, and Environmental Regulation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Mining, Energy Use, and Environmental Regulation Risk.
Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to risks affecting companies involved in digital asset mining, validation infrastructure, or hosting. To the extent the Underlying ETF invests in such issuers, their results may be sensitive to electricity prices, power availability, hardware costs, and environmental or energy-related regulation. Changes in laws or regulations, permitting requirements, taxation, or restrictions on energy usage may increase costs, limit operations, or reduce profitability. In addition, adverse publicity regarding energy use may reduce demand for mining-related services or increase regulatory and reputational pressures on issuers held by the Underlying ETF. These factors may adversely affect the Underlying ETF and the Fund. Because the Fund seeks leveraged exposure, adverse impacts may be magnified.

Corgi Crypto Infrastructure 2x Daily ETF | Custody, Security, and Operational Failure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Custody, Security, and Operational Failure Risk.
Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to operational and security risks affecting crypto platforms and service providers. To the extent the Underlying ETF invests in issuers that custody digital assets, operate trading venues, provide wallet infrastructure, or support transaction processing, hacking, fraud, protocol exploits, operational outages, or loss of customer assets may trigger customer withdrawals, reputational damage, litigation, remediation costs, and heightened regulatory scrutiny. Such events may also impair broader ecosystem trust and slow adoption of digital asset-related services, negatively affecting issuers held by the Underlying ETF, the Underlying ETF's value, and the Fund. Because the Fund seeks leveraged exposure, adverse impacts may be magnified.

Corgi Crypto Infrastructure 2x Daily ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment
Corgi Crypto Infrastructure 2x Daily ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.
Corgi Data And Surveillance 2x Daily ETF
Prospectus [Line Items]
Risk [Text Block]
The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Corgi Data And Surveillance 2x Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk.
The Fund uses leverage to target approximately 2x the Underlying ETF's daily return. Losses are magnified relative to the Underlying ETF. If the Underlying ETF declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Corgi Data And Surveillance 2x Daily ETF | Compounding and Daily Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Compounding and Daily Rebalancing Risk.
The Fund seeks 2x the Underlying ETF's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying ETF returns, and Underlying ETF volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying ETF return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying ETF return for the period, and you could lose money even if the Underlying ETF is flat or rises over the holding period.
The following table illustrates the impact of Underlying ETF volatility and Underlying ETF return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, you should consider monitoring your investments in the Fund in light of your individual investment goals and risk tolerance.
The table uses hypothetical annualized Underlying ETF volatility and Underlying ETF returns to illustrate the impact of these two principal factors on Fund performance over a one-year period. It does not represent actual returns. Each row corresponds to the level of a hypothetical Underlying ETF return for a one-year period. Each column corresponds to a level of hypothetical annualized Underlying ETF volatility.

Estimated Fund Returns
Underlying ETF Performance		Underlying ETF Annualized Volatility
One Year Return	Two times (2x) Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%
Assumes: (a) no dividends paid with respect to securities of the Underlying ETF; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leveraged exposure) of zero percent. If these were included, the Fund’s performance would be different from that shown.

Corgi Data And Surveillance 2x Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Correlation Risk.
The Fund seeks approximately 2x the daily performance of the Underlying ETF but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Corgi Data And Surveillance 2x Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk.
To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Corgi Data And Surveillance 2x Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk.
The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Corgi Data And Surveillance 2x Daily ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Indirect Investment Risk.
The Fund gains exposure to an Underlying ETF that is not involved in this offering. The Fund has no control over the Underlying ETF. Fund shareholders have no voting or distribution rights with respect to the Underlying ETF, and actions taken by the Underlying ETF could negatively affect the Fund's performance.

Corgi Data And Surveillance 2x Daily ETF | Financing, Margin, and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Financing, Margin, and Interest Rate Risk.
The Fund’s use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund’s financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Corgi Data And Surveillance 2x Daily ETF | Non-Diversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risk.
As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.

Corgi Data And Surveillance 2x Daily ETF | ETF Trading, Premium/Discount and Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
ETF Trading, Premium/Discount and Authorized Participant Concentration Risk.
Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Corgi Data And Surveillance 2x Daily ETF | Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk.
To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

Corgi Data And Surveillance 2x Daily ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.
Corgi Data And Surveillance 2x Daily ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Corgi Data And Surveillance 2x Daily ETF | Limited Shareholder Rights Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Limited Shareholder Rights Risk.
The Trust’s governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings, and the Board can take certain actions without a shareholder vote (including, in some cases, liquidating the Fund). These provisions can make it harder, more expensive, or slower for shareholders to bring claims or to influence how the Trust or the Fund is run, including because certain claims (other than claims arising under the federal securities laws) may be subject to a waiver of the right to a jury trial.

Corgi Data And Surveillance 2x Daily ETF | Capitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Capitalization Risk.
Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to the risks associated with the market capitalizations of companies held by the Underlying ETF. To the extent the Underlying ETF invests in small- and mid-capitalization companies, those issuers may be more volatile and less liquid than larger companies and may have fewer financial resources, narrower product lines, and greater sensitivity to a single product line, customer, or supplier. To the extent the Underlying ETF invests in large-capitalization companies, those issuers may be less able to sustain high growth rates and may be more exposed to broad industry headwinds given their scale, which can cause them to lag during periods when smaller competitors outperform. These factors may negatively affect the Underlying ETF and, in turn, the Fund, and any resulting declines may be magnified because the Fund seeks leveraged exposure.

Corgi Data And Surveillance 2x Daily ETF | Foreign Securities and Closed Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Foreign Securities and Closed Market Risk.
Through its exposure to the Underlying ETF, the Fund is indirectly exposed to risks associated with investments in non-U.S. companies, including differences in accounting and financial reporting standards, less publicly available information, different regulatory and legal frameworks, currency exchange rate fluctuations, political and economic instability, and potential restrictions on the repatriation of proceeds. Where the Underlying ETF’s securities trade on a market that is closed when U.S. markets are open, the last quoted price from the foreign market may not reflect current conditions, which could contribute to differences between the market price of the Fund’s shares and the Fund’s NAV.

Corgi Data And Surveillance 2x Daily ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Concentration Risk.
The Fund, as an independent fundamental policy, will concentrate its investments (i.e., invest more than 25% of its net assets) in the data and surveillance industry or related industries. This concentration policy does not depend on or derive from the Underlying ETF's concentration policy. The Fund may be more sensitive to adverse economic, business, regulatory, environmental, or market developments affecting those industries than a fund that invests more broadly across multiple sectors, and the Fund's performance may be more volatile. Because the Fund seeks leveraged (2x) daily exposure, adverse developments affecting concentrated industries may have a magnified effect on the Fund's net asset value.

Corgi Data And Surveillance 2x Daily ETF | Privacy, Civil Liberties, and Reputational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Privacy, Civil Liberties, and Reputational Risk.
Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to risks associated with monitoring and surveillance technologies that raise privacy and civil liberties concerns. To the extent the Underlying ETF invests in companies that provide sensors, surveillance equipment, data collection tools, or monitoring and analytics software, public backlash or negative publicity regarding how such products are used, and by whom, may lead to customer churn, contract cancellations, litigation, and reputational harm, even when product use is lawful. Increased scrutiny by stakeholders, regulators, or commercial customers may reduce demand or require changes to product features, policies, or distribution practices, which may adversely affect issuers held by the Underlying ETF, the Underlying ETF's value, and the Fund. Because the Fund seeks leveraged exposure, adverse impacts may be magnified in the Fund's net asset value.

Corgi Data And Surveillance 2x Daily ETF | Regulatory and Procurement Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Regulatory and Procurement Risk.
Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to regulatory, certification, and procurement risks affecting surveillance and data collection technologies. To the extent the Underlying ETF invests in issuers that sell to governments or regulated industries, restrictions, certification requirements, procurement bans, or changes in purchasing standards may limit market access or delay deployments. Changes in privacy laws, biometric rules, data retention requirements, or public sector procurement standards may increase compliance costs, constrain product functionality, or reduce addressable markets for issuers held by the Underlying ETF. These developments may adversely affect the Underlying ETF and, in turn, the Fund. Because the Fund seeks leveraged exposure, adverse impacts may be magnified.

Corgi Data And Surveillance 2x Daily ETF | Government Customer, Budget, and Contract Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Government Customer, Budget, and Contract Risk.
Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to the risk that certain issuers held by the Underlying ETF derive significant revenue from government customers or government-adjacent procurement. Government purchasing decisions may be affected by appropriations, budget constraints, political priorities, tender requirements, bid protests, contract renegotiations, performance disputes, and changes in procurement policies, any of which may delay awards, reduce contract scope, or limit renewals. Government contractors may also be subject to audits, investigations, suspension or debarment, and heightened compliance obligations, which may increase costs, reduce revenues, or restrict market access for issuers held by the Underlying ETF. These factors may adversely affect the Underlying ETF and the Fund. Because the Fund seeks leveraged exposure, adverse impacts may be magnified.

Corgi Data And Surveillance 2x Daily ETF | Export Controls, Sanctions, and National Security Restrictions Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Export Controls, Sanctions, and National Security Restrictions Risk.
Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to risks that monitoring and surveillance technologies may be subject to export controls, sanctions, import restrictions, national security reviews, or other governmental limitations that restrict where and to whom products and services may be sold or deployed. To the extent the Underlying ETF invests in issuers with international sales, changes in these rules or adverse regulatory determinations may restrict market access, increase compliance costs, delay shipments, require product redesign, or result in penalties, contract terminations, or reputational harm. These developments may adversely affect issuers held by the Underlying ETF, the Underlying ETF's performance, and the Fund. Because the Fund seeks leveraged exposure, adverse impacts may be magnified.

Corgi Data And Surveillance 2x Daily ETF | Cybersecurity and Data Misuse Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Cybersecurity and Data Misuse Risk.
Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to cybersecurity and misuse risks affecting monitoring systems and sensitive data. To the extent the Underlying ETF invests in issuers that collect, store, process, or analyze sensitive information, those systems may be targeted by cyber attacks or compromised through insider misconduct or improper access controls. Security incidents involving sensitive data may lead to liability, regulatory enforcement, customer losses, and reputational harm, and may require costly remediation, system redesign, and enhanced controls, which may adversely affect issuers held by the Underlying ETF, the Underlying ETF, and the Fund. Because the Fund seeks leveraged exposure, adverse impacts may be magnified.

Corgi Data And Surveillance 2x Daily ETF | Algorithmic Decision, Accuracy, and Bias Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Algorithmic Decision, Accuracy, and Bias Risk.
Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to risks arising from analytics, biometrics, identity verification, and automated decision systems used by companies in the Underlying ETF's investment theme. To the extent the Underlying ETF invests in issuers that rely on such systems, model limitations or data quality issues may produce false positives or false negatives, misidentify individuals, or reflect bias. Such outcomes may result in customer losses, contract disputes, litigation, regulatory scrutiny, restrictions on product use, or reputational harm, and may require costly remediation, retraining, or redesign. These factors may adversely affect the Underlying ETF and, in turn, the Fund. Because the Fund seeks leveraged exposure, adverse impacts may be magnified.

Corgi Data And Surveillance 2x Daily ETF | Technology Change and Product Obsolescence Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Technology Change and Product Obsolescence Risk.
Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to the risk that markets for sensors, surveillance equipment, analytics, and monitoring software evolve rapidly. To the extent the Underlying ETF invests in issuers operating in these markets, new technologies, platform shifts, standards changes, and competitive offerings may reduce demand for existing products, compress margins, or require significant investment to remain competitive. Companies that fail to innovate, adapt to standards, or maintain product performance and reliability may lose market share and experience declining revenues, which may adversely affect the Underlying ETF and the Fund. Because the Fund seeks leveraged exposure, adverse impacts may be magnified.

Corgi Data And Surveillance 2x Daily ETF | Supply Chain and Component Dependency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Supply Chain and Component Dependency Risk.
Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to supply chain and component risks affecting monitoring and surveillance products. To the extent the Underlying ETF invests in issuers that rely on specialized components and contract manufacturing, including semiconductors, optics, sensors, batteries, and connectivity modules, supply constraints, quality issues, geopolitical disruptions, tariffs, or increases in input and freight costs may delay production, reduce product availability, increase costs, and adversely affect revenues and profitability. These developments may negatively affect issuers held by the Underlying ETF, the Underlying ETF's performance, and the Fund. Because the Fund seeks leveraged exposure, adverse impacts may be magnified.

Corgi Data And Surveillance 2x Daily ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment
Corgi Data And Surveillance 2x Daily ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.
Corgi Genomics & Precision Medicine 2x Daily ETF
Prospectus [Line Items]
Risk [Text Block]	The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.
Corgi Genomics & Precision Medicine 2x Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk.
The Fund uses leverage to target approximately 2x the Underlying ETF's daily return. Losses are magnified relative to the Underlying ETF. If the Underlying ETF declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Corgi Genomics & Precision Medicine 2x Daily ETF | Compounding and Daily Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Compounding and Daily Rebalancing Risk.
The Fund seeks 2x the Underlying ETF's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying ETF returns, and Underlying ETF volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying ETF return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying ETF return for the period, and you could lose money even if the Underlying ETF is flat or rises over the holding period.
The following table illustrates the impact of Underlying ETF volatility and Underlying ETF return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, you should consider monitoring your investments in the Fund in light of your individual investment goals and risk tolerance.
The table uses hypothetical annualized Underlying ETF volatility and Underlying ETF returns to illustrate the impact of these two principal factors on Fund performance over a one-year period. It does not represent actual returns. Each row corresponds to the level of a hypothetical Underlying ETF return for a one-year period. Each column corresponds to a level of hypothetical annualized Underlying ETF volatility.

Estimated Fund Returns
Underlying ETF Performance		Underlying ETF Annualized Volatility
One Year Return	Two times (2x) Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%
Assumes: (a) no dividends paid with respect to securities of the Underlying ETF; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leveraged exposure) of zero percent. If these were included, the Fund’s performance would be different from that shown.

Corgi Genomics & Precision Medicine 2x Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Correlation Risk.
The Fund seeks approximately 2x the daily performance of the Underlying ETF but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Corgi Genomics & Precision Medicine 2x Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk.
To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Corgi Genomics & Precision Medicine 2x Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk.
The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Corgi Genomics & Precision Medicine 2x Daily ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Indirect Investment Risk.
The Fund gains exposure to an Underlying ETF that is not involved in this offering. The Fund has no control over the Underlying ETF. Fund shareholders have no voting or distribution rights with respect to the Underlying ETF, and actions taken by the Underlying ETF could negatively affect the Fund's performance.

Corgi Genomics & Precision Medicine 2x Daily ETF | Financing, Margin, and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Financing, Margin, and Interest Rate Risk.
The Fund’s use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund’s financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Corgi Genomics & Precision Medicine 2x Daily ETF | Non-Diversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risk.
As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.

Corgi Genomics & Precision Medicine 2x Daily ETF | ETF Trading, Premium/Discount and Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
ETF Trading, Premium/Discount and Authorized Participant Concentration Risk.
Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Corgi Genomics & Precision Medicine 2x Daily ETF | Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk.
To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

Corgi Genomics & Precision Medicine 2x Daily ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.
Corgi Genomics & Precision Medicine 2x Daily ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Corgi Genomics & Precision Medicine 2x Daily ETF | Limited Shareholder Rights Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Limited Shareholder Rights Risk.
The Trust’s governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings, and the Board can take certain actions without a shareholder vote (including, in some cases, liquidating the Fund). These provisions can make it harder, more expensive, or slower for shareholders to bring claims or to influence how the Trust or the Fund is run, including because certain claims (other than claims arising under the federal securities laws) may be subject to a waiver of the right to a jury trial.

Corgi Genomics & Precision Medicine 2x Daily ETF | Health Care Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Health Care Sector Risk.
Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to risks affecting health care companies. To the extent the Underlying ETF invests in issuers in the health care sector, those companies may be affected by changes in government regulation and oversight, the structure and funding of public and private health care programs, and evolving standards for safety, efficacy, and quality. Government actions or payer decisions may restrict coverage, reduce reimbursement rates, impose price controls or negotiation, increase scrutiny of marketing and promotion, or require additional clinical evidence, which may reduce demand or profitability for health care products and services. Health care companies may also face significant product liability, litigation, and regulatory enforcement risks and may be subject to intense competition that can result in pricing pressure. Delays or failure to obtain approvals, changes in regulatory requirements, or adverse safety findings may materially adversely affect issuers held by the Underlying ETF, the Underlying ETF, and the Fund. Because the Fund seeks leveraged exposure, adverse impacts may be magnified.

Corgi Genomics & Precision Medicine 2x Daily ETF | Capitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Capitalization Risk.
Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to the risks associated with the market capitalizations of companies held by the Underlying ETF. To the extent the Underlying ETF invests in small- and mid-capitalization companies, those issuers may be more volatile and less liquid than larger companies and may have fewer financial resources, narrower product lines, and greater sensitivity to a single product line, customer, or supplier. To the extent the Underlying ETF invests in large-capitalization companies, those issuers may be less able to sustain high growth rates and may be more exposed to broad industry headwinds given their scale, which can cause them to lag during periods when smaller competitors outperform. These factors may negatively affect the Underlying ETF and, in turn, the Fund, and any resulting declines may be magnified because the Fund seeks leveraged exposure.

Corgi Genomics & Precision Medicine 2x Daily ETF | Foreign Securities and Closed Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Foreign Securities and Closed Market Risk.
Through its exposure to the Underlying ETF, the Fund is indirectly exposed to risks associated with investments in non-U.S. companies, including differences in accounting and financial reporting standards, less publicly available information, different regulatory and legal frameworks, currency exchange rate fluctuations, political and economic instability, and potential restrictions on the repatriation of proceeds. Where the Underlying ETF’s securities trade on a market that is closed when U.S. markets are open, the last quoted price from the foreign market may not reflect current conditions, which could contribute to differences between the market price of the Fund’s shares and the Fund’s NAV.

Corgi Genomics & Precision Medicine 2x Daily ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Concentration Risk.
The Fund, as an independent fundamental policy, will concentrate its investments (i.e., invest more than 25% of its net assets) in the genomics and precision medicine industry or related industries. This concentration policy does not depend on or derive from the Underlying ETF's concentration policy. The Fund may be more sensitive to adverse economic, business, regulatory, environmental, or market developments affecting those industries than a fund that invests more broadly across multiple sectors, and the Fund's performance may be more volatile. Because the Fund seeks leveraged (2x) daily exposure, adverse developments affecting concentrated industries may have a magnified effect on the Fund's net asset value.

Corgi Genomics & Precision Medicine 2x Daily ETF | Clinical, Regulatory, and Approval Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Clinical, Regulatory, and Approval Risk.
Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to risks that many genomics and precision medicine companies depend on successful clinical trials, regulatory approvals, and ongoing compliance. To the extent the Underlying ETF invests in issuers developing diagnostics, therapeutics, or related platforms, failures in clinical trials, delays in approvals, changes in regulatory standards, or safety concerns may materially reduce expected revenue prospects and lead to sharp valuation declines. These developments may adversely affect issuers held by the Underlying ETF, the Underlying ETF's performance, and the Fund. Because the Fund seeks leveraged exposure, adverse impacts may be magnified in the Fund's net asset value.

Corgi Genomics & Precision Medicine 2x Daily ETF | Biotechnology and Pharmaceutical Companies Risk. [Member]
Prospectus [Line Items]
Risk [Text Block]
Biotechnology and Pharmaceutical Companies Risk.
Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to risks affecting biotechnology and pharmaceutical companies involved in genomics, precision medicine, and related therapeutics and diagnostics. To the extent the Underlying ETF invests in such issuers, they may face risks related to research and development, reliance on a limited number of products or product candidates, intense competition, product liability claims, and the need for substantial capital to fund development and commercialization. The value of these companies may change rapidly based on clinical trial results, regulatory developments, manufacturing outcomes, or competitive product launches, and many may have limited operating histories and may not be profitable. These factors may adversely affect issuers held by the Underlying ETF, the Underlying ETF's value, and the Fund. Because the Fund seeks leveraged exposure, adverse impacts may be magnified.

Corgi Genomics & Precision Medicine 2x Daily ETF | Reimbursement and Adoption Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Reimbursement and Adoption Risk.
Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to risks that precision diagnostics and therapies often require payer coverage and clinician adoption to achieve commercial success. To the extent the Underlying ETF invests in issuers offering such products, changes in reimbursement policies, coverage determinations, pricing pressure, or limited evidence of clinical utility may slow adoption and reduce revenues. Delays in coverage decisions, restrictions on eligible patient populations, or unfavorable reimbursement rates can negatively affect demand and profitability for issuers held by the Underlying ETF, which may adversely affect the Underlying ETF and the Fund. Because the Fund seeks leveraged exposure, adverse impacts may be magnified.

Corgi Genomics & Precision Medicine 2x Daily ETF | Manufacturing and Supply Chain Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Manufacturing and Supply Chain Risk.
Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to manufacturing and supply chain risks affecting certain genomics and precision medicine products. To the extent the Underlying ETF invests in issuers that rely on specialized manufacturing processes, quality control systems, cold-chain logistics, and third-party suppliers, manufacturing failures, contamination, batch variability, capacity constraints, supply shortages, or delays in scaling production may result in product shortages, increased costs, regulatory action, and reduced commercial success. These developments may adversely affect issuers held by the Underlying ETF, the Underlying ETF, and the Fund. Because the Fund seeks leveraged exposure, adverse impacts may be magnified.

Corgi Genomics & Precision Medicine 2x Daily ETF | Data Quality, Interpretation, and Ethical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Data Quality, Interpretation, and Ethical Risk.
Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to risks associated with the complexity of genomic data and evolving expectations regarding its use. To the extent the Underlying ETF invests in issuers that generate, store, or analyze genomic data, errors in testing, data handling, or interpretation may lead to incorrect results, liability, and reputational harm. Ethical concerns, privacy expectations, and evolving rules regarding genetic data use, consent, and sharing may increase compliance costs, restrict permissible uses, and limit data availability, which may adversely affect issuers held by the Underlying ETF, the Underlying ETF's value, and the Fund. Because the Fund seeks leveraged exposure, adverse impacts may be magnified.

Corgi Genomics & Precision Medicine 2x Daily ETF | Intellectual Property and Patent Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Intellectual Property and Patent Risk.
Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to risks that genomics and precision medicine companies often rely on patents, trade secrets, licenses, and other intellectual property to protect technologies, diagnostic methods, therapeutic platforms, and product candidates. To the extent the Underlying ETF invests in such issuers, the loss, expiration, invalidation, or impairment of intellectual property rights, failure to obtain or maintain adequate protection, or the need to license third-party intellectual property on unfavorable terms may reduce competitiveness, increase costs, or result in litigation. These factors may adversely affect revenues and valuations of issuers held by the Underlying ETF and therefore the Underlying ETF and the Fund. Because the Fund seeks leveraged exposure, adverse impacts may be magnified.

Corgi Genomics & Precision Medicine 2x Daily ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment
Corgi Genomics & Precision Medicine 2x Daily ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.
Corgi High Voltage Grid Equipment 2x Daily ETF
Prospectus [Line Items]
Risk [Text Block]	The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.
Corgi High Voltage Grid Equipment 2x Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk.
The Fund uses leverage to target approximately 2x the Underlying ETF's daily return. Losses are magnified relative to the Underlying ETF. If the Underlying ETF declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Corgi High Voltage Grid Equipment 2x Daily ETF | Compounding and Daily Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Compounding and Daily Rebalancing Risk.
The Fund seeks 2x the Underlying ETF's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying ETF returns, and Underlying ETF volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying ETF return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying ETF return for the period, and you could lose money even if the Underlying ETF is flat or rises over the holding period.
The following table illustrates the impact of Underlying ETF volatility and Underlying ETF return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, you should consider monitoring your investments in the Fund in light of your individual investment goals and risk tolerance. The table uses hypothetical annualized Underlying ETF volatility and Underlying ETF returns to illustrate the impact of these two principal factors on Fund performance over a one-year period. It does not represent actual returns. Each row corresponds to the level of a hypothetical Underlying ETF return for a one-year period. Each column corresponds to a level of hypothetical annualized Underlying ETF volatility.
Estimated Fund Returns
Underlying ETF Performance		Underlying ETF Annualized Volatility
One Year Return	Two times (2x) Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%
Assumes: (a) no dividends paid with respect to securities of the Underlying ETF; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leveraged exposure) of zero percent. If these were included, the Fund’s performance would be different from that shown.

Corgi High Voltage Grid Equipment 2x Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Correlation Risk.
The Fund seeks approximately 2x the daily performance of the Underlying ETF but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Corgi High Voltage Grid Equipment 2x Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk.
To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Corgi High Voltage Grid Equipment 2x Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk.
The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Corgi High Voltage Grid Equipment 2x Daily ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Indirect Investment Risk.
The Fund gains exposure to an Underlying ETF that is not involved in this offering. The Fund has no control over the Underlying ETF. Fund shareholders have no voting or distribution rights with respect to the Underlying ETF, and actions taken by the Underlying ETF could negatively affect the Fund's performance.

Corgi High Voltage Grid Equipment 2x Daily ETF | Financing, Margin, and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Financing, Margin, and Interest Rate Risk.
The Fund’s use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund’s financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Corgi High Voltage Grid Equipment 2x Daily ETF | Non-Diversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risk.
As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.

Corgi High Voltage Grid Equipment 2x Daily ETF | ETF Trading, Premium/Discount and Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
ETF Trading, Premium/Discount and Authorized Participant Concentration Risk.
Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Corgi High Voltage Grid Equipment 2x Daily ETF | Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk.
To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

Corgi High Voltage Grid Equipment 2x Daily ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.
Corgi High Voltage Grid Equipment 2x Daily ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Corgi High Voltage Grid Equipment 2x Daily ETF | Limited Shareholder Rights Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Limited Shareholder Rights Risk.
The Trust’s governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings, and the Board can take certain actions without a shareholder vote (including, in some cases, liquidating the Fund). These provisions can make it harder, more expensive, or slower for shareholders to bring claims or to influence how the Trust or the Fund is run, including because certain claims (other than claims arising under the federal securities laws) may be subject to a waiver of the right to a jury trial.

Corgi High Voltage Grid Equipment 2x Daily ETF | Capitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Capitalization Risk.
Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to the risks associated with the market capitalizations of companies held by the Underlying ETF. To the extent the Underlying ETF invests in small- and mid-capitalization companies, those issuers may be more volatile and less liquid than larger companies and may have fewer financial resources, narrower product lines, and greater sensitivity to a single product line, customer, or supplier. To the extent the Underlying ETF invests in large-capitalization companies, those issuers may be less able to sustain high growth rates and may be more exposed to broad industry headwinds given their scale, which can cause them to lag during periods when smaller competitors outperform. These factors may negatively affect the Underlying ETF and, in turn, the Fund, and any resulting declines may be magnified because the Fund seeks leveraged exposure.

Corgi High Voltage Grid Equipment 2x Daily ETF | Foreign Securities and Closed Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Foreign Securities and Closed Market Risk.
Through its exposure to the Underlying ETF, the Fund is indirectly exposed to risks associated with investments in non-U.S. companies, including differences in accounting and financial reporting standards, less publicly available information, different regulatory and legal frameworks, currency exchange rate fluctuations, political and economic instability, and potential restrictions on the repatriation of proceeds. Where the Underlying ETF’s securities trade on a market that is closed when U.S. markets are open, the last quoted price from the foreign market may not reflect current conditions, which could contribute to differences between the market price of the Fund’s shares and the Fund’s NAV.

Corgi High Voltage Grid Equipment 2x Daily ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Concentration Risk.
The Fund, as an independent fundamental policy, will concentrate its investments (i.e., invest more than 25% of its net assets) in the high voltage grid equipment industry or related industries. This concentration policy does not depend on or derive from the Underlying ETF's concentration policy. The Fund may be more sensitive to adverse economic, business, regulatory, environmental, or market developments affecting those industries than a fund that invests more broadly across multiple sectors, and the Fund's performance may be more volatile. Because the Fund seeks leveraged (2x) daily exposure, adverse developments affecting concentrated industries may have a magnified effect on the Fund's net asset value.

Corgi High Voltage Grid Equipment 2x Daily ETF | Project Timing, Utility Spending, and Backlog Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Project Timing, Utility Spending, and Backlog Risk.
Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to risks affecting demand for high voltage grid equipment and related services. To the extent the Underlying ETF invests in grid equipment manufacturers, integrators, or service providers, demand may depend on utility capital expenditure cycles, permitting and interconnection timelines, and large project schedules. Delays, cancellations, scope changes, or shifts in utility procurement plans may reduce order flow and disrupt backlog conversion, which can lead to revenue shortfalls and earnings volatility for issuers held by the Underlying ETF. These developments may adversely affect the Underlying ETF and, in turn, the Fund. Because the Fund seeks leveraged exposure, adverse impacts may be magnified in the Fund's net asset value.

Corgi High Voltage Grid Equipment 2x Daily ETF | Regulatory, Rate Case, and Cost Recovery Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Regulatory, Rate Case, and Cost Recovery Risk.
Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to risks that utility regulation and government policy influence transmission and grid modernization spending. To the extent the Underlying ETF invests in companies whose revenues depend on utility capital expenditures, the ability of utilities to recover investments through rates, and the timing and outcomes of rate cases may affect project economics and spending levels. Adverse regulatory decisions, delays in rate approvals, changes in allowed returns, prudency determinations, or shifts in policy incentives may reduce or delay utility spending, resulting in fewer orders or slower project execution for issuers held by the Underlying ETF. These factors may adversely affect the Underlying ETF and the Fund. Because the Fund seeks leveraged exposure, adverse impacts may be magnified.

Corgi High Voltage Grid Equipment 2x Daily ETF | Manufacturing Capacity and Supply Constraint Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Manufacturing Capacity and Supply Constraint Risk.
Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to risks that many grid components have long lead times and rely on specialized manufacturing processes and materials. To the extent the Underlying ETF invests in equipment manufacturers and key suppliers, capacity bottlenecks, labor constraints, qualification requirements, and supplier disruptions may delay deliveries, increase costs, and reduce profitability. Extended lead times and constrained capacity may also increase execution risk under fixed-price or performance-based contracts, which may adversely affect issuers held by the Underlying ETF, the Underlying ETF's performance, and the Fund. Because the Fund seeks leveraged exposure, adverse impacts may be magnified.

Corgi High Voltage Grid Equipment 2x Daily ETF | Grid Reliability, Extreme Weather, and Catastrophe Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Grid Reliability, Extreme Weather, and Catastrophe Risk.
Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to risks that extreme weather and natural disasters affect grid infrastructure and the companies that support it. Extreme weather events, wildfires, hurricanes, flooding, winter storms, and other catastrophes can damage transmission and distribution assets and disrupt grid operations. Such events may cause surges in demand for certain products and services, but they can also delay projects, disrupt supply chains, reduce workforce availability, increase insurance and compliance costs, and negatively affect the financial condition of utilities, contractors, and equipment suppliers held by the Underlying ETF. These developments may adversely affect the Underlying ETF and the Fund. Because the Fund seeks leveraged exposure, adverse impacts may be magnified.

Corgi High Voltage Grid Equipment 2x Daily ETF | Input Cost and Commodity Exposure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Input Cost and Commodity Exposure Risk.
Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to risks that costs for copper, aluminum, steel, and other inputs are volatile. To the extent the Underlying ETF invests in manufacturers, integrators, or service providers with material input exposure, increases in commodity prices, shortages, or tariff-related costs may compress margins or deteriorate contract economics, particularly when companies are unable to hedge effectively or pass through higher costs to customers. These factors may adversely affect issuers held by the Underlying ETF, the Underlying ETF, and the Fund. Because the Fund seeks leveraged exposure, adverse impacts may be magnified.

Corgi High Voltage Grid Equipment 2x Daily ETF | Equipment Failure, Warranty, and Product Liability Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Equipment Failure, Warranty, and Product Liability Risk.
Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to risks that high voltage grid equipment must meet demanding performance and reliability requirements and often operates in harsh environments. To the extent the Underlying ETF invests in manufacturers, integrators, or service providers, failures, defects, quality issues, or installation errors may result in outages, safety incidents, warranty claims, product recalls, penalties, contract disputes, and reputational harm, which can reduce revenues and profitability and increase costs for issuers held by the Underlying ETF. These developments may adversely affect the Underlying ETF and, in turn, the Fund. Because the Fund seeks leveraged exposure, adverse impacts may be magnified.

Corgi High Voltage Grid Equipment 2x Daily ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment.
Corgi High Voltage Grid Equipment 2x Daily ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.
Corgi Lifestyle Brands 2x Daily ETF
Prospectus [Line Items]
Risk [Text Block]	The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.
Corgi Lifestyle Brands 2x Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk.
The Fund uses leverage to target approximately 2x the Underlying ETF's daily return. Losses are magnified relative to the Underlying ETF. If the Underlying ETF declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Corgi Lifestyle Brands 2x Daily ETF | Compounding and Daily Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Compounding and Daily Rebalancing Risk.
The Fund seeks 2x the Underlying ETF's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying ETF returns, and Underlying ETF volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying ETF return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying ETF return for the period, and you could lose money even if the Underlying ETF is flat or rises over the holding period.
The following table illustrates the impact of Underlying ETF volatility and Underlying ETF return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, you should consider monitoring your investments in the Fund in light of your individual investment goals and risk tolerance.
The table uses hypothetical annualized Underlying ETF volatility and Underlying ETF returns to illustrate the impact of these two principal factors on Fund performance over a one-year period. It does not represent actual returns. Each row corresponds to the level of a hypothetical Underlying ETF return for a one-year period. Each column corresponds to a level of hypothetical annualized Underlying ETF volatility.

Estimated Fund Returns
Underlying ETF Performance		Underlying ETF Annualized Volatility
One Year Return	Two times (2x) Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%
Assumes: (a) no dividends paid with respect to securities of the Underlying ETF; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leveraged exposure) of zero percent. If these were included, the Fund’s performance would be different from that shown.

Corgi Lifestyle Brands 2x Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Correlation Risk.
The Fund seeks approximately 2x the daily performance of the Underlying ETF but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Corgi Lifestyle Brands 2x Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk.
To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Corgi Lifestyle Brands 2x Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk.
The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Corgi Lifestyle Brands 2x Daily ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Indirect Investment Risk.
The Fund gains exposure to an Underlying ETF that is not involved in this offering. The Fund has no control over the Underlying ETF. Fund shareholders have no voting or distribution rights with respect to the Underlying ETF, and actions taken by the Underlying ETF could negatively affect the Fund's performance.

Corgi Lifestyle Brands 2x Daily ETF | Financing, Margin, and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Financing, Margin, and Interest Rate Risk.
The Fund’s use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund’s financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Corgi Lifestyle Brands 2x Daily ETF | Non-Diversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risk.
As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.

Corgi Lifestyle Brands 2x Daily ETF | ETF Trading, Premium/Discount and Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
ETF Trading, Premium/Discount and Authorized Participant Concentration Risk.
Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Corgi Lifestyle Brands 2x Daily ETF | Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk.
To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

Corgi Lifestyle Brands 2x Daily ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.
Corgi Lifestyle Brands 2x Daily ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Corgi Lifestyle Brands 2x Daily ETF | Limited Shareholder Rights Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Limited Shareholder Rights Risk.
The Trust’s governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings, and the Board can take certain actions without a shareholder vote (including, in some cases, liquidating the Fund). These provisions can make it harder, more expensive, or slower for shareholders to bring claims or to influence how the Trust or the Fund is run, including because certain claims (other than claims arising under the federal securities laws) may be subject to a waiver of the right to a jury trial.

Corgi Lifestyle Brands 2x Daily ETF | Capitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Capitalization Risk.
Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to the risks associated with the market capitalizations of companies held by the Underlying ETF. To the extent the Underlying ETF invests in small- and mid-capitalization companies, those issuers may be more volatile and less liquid than larger companies and may have fewer financial resources, narrower product lines, and greater sensitivity to a single product line, customer, or supplier. To the extent the Underlying ETF invests in large-capitalization companies, those issuers may be less able to sustain high growth rates and may be more exposed to broad industry headwinds given their scale, which can cause them to lag during periods when smaller competitors outperform. These factors may negatively affect the Underlying ETF and, in turn, the Fund, and any resulting declines may be magnified because the Fund seeks leveraged exposure.

Corgi Lifestyle Brands 2x Daily ETF | Foreign Securities and Closed Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Foreign Securities and Closed Market Risk.
Through its exposure to the Underlying ETF, the Fund is indirectly exposed to risks associated with investments in non-U.S. companies, including differences in accounting and financial reporting standards, less publicly available information, different regulatory and legal frameworks, currency exchange rate fluctuations, political and economic instability, and potential restrictions on the repatriation of proceeds. Where the Underlying ETF’s securities trade on a market that is closed when U.S. markets are open, the last quoted price from the foreign market may not reflect current conditions, which could contribute to differences between the market price of the Fund’s shares and the Fund’s NAV.

Corgi Lifestyle Brands 2x Daily ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Concentration Risk.
The Fund, as an independent fundamental policy, will concentrate its investments (i.e., invest more than 25% of its net assets) in the lifestyle brands industry or related industries. This concentration policy does not depend on or derive from the Underlying ETF's concentration policy. The Fund may be more sensitive to adverse economic, business, regulatory, environmental, or market developments affecting those industries than a fund that invests more broadly across multiple sectors, and the Fund's performance may be more volatile. Because the Fund seeks leveraged (2x) daily exposure, adverse developments affecting concentrated industries may have a magnified effect on the Fund's net asset value.

Corgi Lifestyle Brands 2x Daily ETF | Fashion Cycle and Brand Relevance Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Fashion Cycle and Brand Relevance Risk.
Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to risks affecting lifestyle brands that can be sensitive to shifts in culture, trends, and consumer tastes. To the extent the Underlying ETF invests in companies whose results depend on brand strength and product resonance, a decline in brand relevance or misalignment with consumer preferences may lead to higher discounting, increased marketing and promotional spending, and reduced profitability. These developments may adversely affect issuers held by the Underlying ETF, the Underlying ETF's performance, and the Fund. Because the Fund seeks leveraged exposure, adverse impacts may be magnified in the Fund's net asset value.

Corgi Lifestyle Brands 2x Daily ETF | Brand Concentration and Key Product Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Brand Concentration and Key Product Risk.
Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to the risk that certain lifestyle brands may rely on a limited number of products, categories, collaborations, or distribution partners for a significant portion of revenues. To the extent the Underlying ETF invests in such issuers, revenues and profitability may be adversely affected if key products lose consumer appeal, collaborations end, celebrity or influencer relationships change, or distribution support declines. Concentration in a limited number of product lines or partners can increase earnings volatility and reduce resilience during periods of weaker demand, which may adversely affect the Underlying ETF and the Fund. Because the Fund seeks leveraged exposure, adverse impacts may be magnified.

Corgi Lifestyle Brands 2x Daily ETF | Inventory, Sourcing, and Supply Chain Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Inventory, Sourcing, and Supply Chain Risk.
Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to risks that apparel and consumer goods businesses face related to forecasting and supply chain execution. To the extent the Underlying ETF invests in issuers that manage seasonal product cycles and complex sourcing networks, forecasting errors, inventory build-ups, sourcing concentration, and production delays may result in markdowns, elevated working capital needs, and reduced cash flow. Disruptions or cost increases in manufacturing, freight, or materials may pressure margins and reduce product availability, which may adversely affect issuers held by the Underlying ETF, the Underlying ETF, and the Fund. Because the Fund seeks leveraged exposure, adverse impacts may be magnified.

Corgi Lifestyle Brands 2x Daily ETF | Retail Channel and Platform Dependency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Retail Channel and Platform Dependency Risk.
Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to risks associated with reliance on key wholesale partners, marketplaces, and social platforms for distribution and demand generation. To the extent the Underlying ETF invests in issuers that depend on particular retail channels or digital platforms, changes in retailer strategies, shelf allocation, merchandising support, platform algorithms, or advertising pricing may reduce traffic, increase customer acquisition costs, and negatively affect sales and profitability. Reduced visibility or less favorable economics on key platforms may adversely affect issuers held by the Underlying ETF, which may negatively affect the Underlying ETF and the Fund. Because the Fund seeks leveraged exposure, adverse impacts may be magnified.

Corgi Lifestyle Brands 2x Daily ETF | Reputational and Social Controversy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Reputational and Social Controversy Risk.
Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to reputational risks affecting lifestyle brands. To the extent the Underlying ETF invests in issuers whose value depends on brand perception, product quality issues, marketing controversies, labor and sourcing practices, data privacy concerns in digital commerce, or public backlash and boycotts may result in reduced customer demand, higher returns, increased promotional spending, and impaired brand equity. Reputational events can also lead to regulatory scrutiny or litigation, which can increase costs and further pressure profitability for issuers held by the Underlying ETF. These developments may adversely affect the Underlying ETF and the Fund. Because the Fund seeks leveraged exposure, adverse impacts may be magnified.

Corgi Lifestyle Brands 2x Daily ETF | Intellectual Property, Counterfeit, and Licensing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Intellectual Property, Counterfeit, and Licensing Risk.
Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to risks that lifestyle brands often rely on trademarks, trade dress, and other intellectual property to differentiate products and maintain pricing power. To the extent the Underlying ETF invests in issuers with material brand and licensing value, counterfeiting, gray-market activity, and infringement may reduce sales, damage brand equity, and increase enforcement costs. Companies that rely on licensing and merchandising arrangements may also face disputes with licensors or licensees, changes in contract terms, or failure of partners to meet quality, marketing, or distribution expectations, any of which may reduce revenues or increase costs. These factors may adversely affect issuers held by the Underlying ETF, the Underlying ETF's performance, and the Fund. Because the Fund seeks leveraged exposure, adverse impacts may be magnified.

Corgi Lifestyle Brands 2x Daily ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment
Corgi Lifestyle Brands 2x Daily ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.
Corgi Longevity Consumer 2x Daily ETF
Prospectus [Line Items]
Risk [Text Block]	The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.
Corgi Longevity Consumer 2x Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk.
The Fund uses leverage to target approximately 2x the Underlying ETF's daily return. Losses are magnified relative to the Underlying ETF. If the Underlying ETF declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Corgi Longevity Consumer 2x Daily ETF | Compounding and Daily Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Compounding and Daily Rebalancing Risk.
The Fund seeks 2x the Underlying ETF's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying ETF returns, and Underlying ETF volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying ETF return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying ETF return for the period, and you could lose money even if the Underlying ETF is flat or rises over the holding period.
The following table illustrates the impact of Underlying ETF volatility and Underlying ETF return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, you should consider monitoring your investments in the Fund in light of your individual investment goals and risk tolerance.
The table uses hypothetical annualized Underlying ETF volatility and Underlying ETF returns to illustrate the impact of these two principal factors on Fund performance over a one-year period. It does not represent actual returns. Each row corresponds to the level of a hypothetical Underlying ETF return for a one-year period. Each column corresponds to a level of hypothetical annualized Underlying ETF volatility.

Estimated Fund Returns
Underlying ETF Performance		Underlying ETF Annualized Volatility
One Year Return	Two times (2x) Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%
Assumes: (a) no dividends paid with respect to securities of the Underlying ETF; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leveraged exposure) of zero percent. If these were included, the Fund’s performance would be different from that shown.

Corgi Longevity Consumer 2x Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Correlation Risk.
The Fund seeks approximately 2x the daily performance of the Underlying ETF but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Corgi Longevity Consumer 2x Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk.
To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Corgi Longevity Consumer 2x Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk.
The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Corgi Longevity Consumer 2x Daily ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Indirect Investment Risk.
The Fund gains exposure to an Underlying ETF that is not involved in this offering. The Fund has no control over the Underlying ETF. Fund shareholders have no voting or distribution rights with respect to the Underlying ETF, and actions taken by the Underlying ETF could negatively affect the Fund's performance.

Corgi Longevity Consumer 2x Daily ETF | Financing, Margin, and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Financing, Margin, and Interest Rate Risk.
The Fund’s use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund’s financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Corgi Longevity Consumer 2x Daily ETF | Non-Diversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risk.
As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.

Corgi Longevity Consumer 2x Daily ETF | ETF Trading, Premium/Discount and Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
ETF Trading, Premium/Discount and Authorized Participant Concentration Risk.
Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Corgi Longevity Consumer 2x Daily ETF | Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk.
To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

Corgi Longevity Consumer 2x Daily ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.
Corgi Longevity Consumer 2x Daily ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Corgi Longevity Consumer 2x Daily ETF | Limited Shareholder Rights Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Limited Shareholder Rights Risk.
The Trust’s governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings, and the Board can take certain actions without a shareholder vote (including, in some cases, liquidating the Fund). These provisions can make it harder, more expensive, or slower for shareholders to bring claims or to influence how the Trust or the Fund is run, including because certain claims (other than claims arising under the federal securities laws) may be subject to a waiver of the right to a jury trial.

Corgi Longevity Consumer 2x Daily ETF | Capitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Capitalization Risk.
The Fund may invest in companies of any market capitalization. Small and mid-capitalization companies can be more volatile and less liquid than larger companies and may have fewer financial resources, narrower product lines, and greater sensitivity to a single program, customer, or supplier. Large capitalization companies may be less able to sustain high growth rates and may be more exposed to broad industry headwinds given their scale, which can cause them to lag during periods when smaller competitors outperform.

Corgi Longevity Consumer 2x Daily ETF | Foreign Securities and Closed Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Foreign Securities and Closed Market Risk.
Through its exposure to the Underlying ETF, the Fund is indirectly exposed to risks associated with investments in non-U.S. companies, including differences in accounting and financial reporting standards, less publicly available information, different regulatory and legal frameworks, currency exchange rate fluctuations, political and economic instability, and potential restrictions on the repatriation of proceeds. Where the Underlying ETF’s securities trade on a market that is closed when U.S. markets are open, the last quoted price from the foreign market may not reflect current conditions, which could contribute to differences between the market price of the Fund’s shares and the Fund’s NAV.

Corgi Longevity Consumer 2x Daily ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Concentration Risk.
The Fund, as an independent fundamental policy, will concentrate its investments (i.e., invest more than 25% of its net assets) in the longevity consumer industry or related industries. This concentration policy does not depend on or derive from the Underlying ETF's concentration policy. The Fund may be more sensitive to adverse economic, business, regulatory, environmental, or market developments affecting those industries than a fund that invests more broadly across multiple sectors, and the Fund's performance may be more volatile. Because the Fund seeks leveraged (2x) daily exposure, adverse developments affecting concentrated industries may have a magnified effect on the Fund's net asset value.

Corgi Longevity Consumer 2x Daily ETF | Evidence, Claims, and Consumer Trust Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Evidence, Claims, and Consumer Trust Risk
. Many longevity and wellness products rely on consumer belief, brand credibility, and perceived outcomes. If products fail to demonstrate benefits, face negative research, or attract scrutiny for marketing claims, demand and pricing power can decline.

Corgi Longevity Consumer 2x Daily ETF | Travel, Leisure, and Experience Industry Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Travel, Leisure, and Experience Industry Risk.
Companies tied to travel, leisure, and experiences can be highly sensitive to fuel costs, labor availability, weather events, geopolitical developments, public health events, security concerns, and changes in consumer willingness to travel. The industry may also be affected by seasonality, capacity constraints, and disruptions to transportation networks, any of which can pressure earnings and increase volatility.

Corgi Longevity Consumer 2x Daily ETF | Home Upgrade, Remodeling, and Housing Sensitivity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Home Upgrade, Remodeling, and Housing Sensitivity Risk.
Companies tied to home improvements, remodeling, home accessibility, and aging-in-place upgrades can be sensitive to interest rates, housing turnover, home prices, construction and contractor capacity, and the cost and availability of materials. A slowdown in housing activity or tighter financing conditions may reduce project volumes and spending on home upgrades.

Corgi Longevity Consumer 2x Daily ETF | Digital Platform, Data Privacy, and Cybersecurity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Digital Platform, Data Privacy, and Cybersecurity Risk.
To the extent portfolio companies rely on consumer apps, subscriptions, online marketplaces, or data-driven personalization, they may face risks relating to cybersecurity incidents, outages, data breaches, and evolving privacy and consumer-protection requirements. Compliance failures or breaches may lead to regulatory investigations, litigation, reputational harm, and increased costs.

Corgi Longevity Consumer 2x Daily ETF | Senior Living and Aging-in-Place Services Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Senior Living and Aging-in-Place Services Risk.
Senior living providers and related service businesses may be exposed to occupancy variability, resident affordability, reputational events, litigation, and operational challenges such as staffing shortages and rising labor costs. These businesses may also be subject to licensing, inspection, and other regulatory requirements, and adverse regulatory or compliance developments could increase costs or limit operations.

Corgi Longevity Consumer 2x Daily ETF | Regulatory and Product Classification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Regulatory and Product Classification Risk.
Supplements, functional products, diagnostics, and consumer health devices may be subject to evolving regulation, labeling rules, and advertising restrictions. Regulatory actions or changes in standards can increase compliance costs and require reformulation or redesign.

Corgi Longevity Consumer 2x Daily ETF | Demographic and Spending Assumption Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Demographic and Spending Assumption Risk.
Longevity themes often assume sustained demand growth tied to aging populations and wellness spending. If consumer budgets tighten, spending priorities shift, or adoption of new consumer health services slows, the theme may underperform expectations.

Corgi Longevity Consumer 2x Daily ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment
Corgi Longevity Consumer 2x Daily ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.
Corgi Mag 7 2x Daily ETF
Prospectus [Line Items]
Risk [Text Block]	The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.
Corgi Mag 7 2x Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk.
The Fund uses leverage to target approximately 2x the Underlying ETF's daily return. Losses are magnified relative to the Underlying ETF. If the Underlying ETF decli
n
es by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Corgi Mag 7 2x Daily ETF | Compounding and Daily Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Compounding and Daily Rebalancing Risk.
The Fund seeks 2x the Underlying ETF's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying ETF returns, and Underlying ETF volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying ETF return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying ETF return for the period, and you could lose money even if the Underlying ETF is flat or rises over the holding period.
The following table illustrates the impact of Underlying ETF volatility and Underlying ETF return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, you should consider monitoring your investments in the Fund in light of your individual investment goals and risk tolerance.
The table uses hypothetical annualized Underlying ETF volatility and Underlying ETF returns to illustrate the impact of these two principal factors on Fund performance over a one-year period. It does not represent actual returns. Each row corresponds to the level of a hypothetical Underlying ETF return for a one-year period. Each column corresponds to a level of hypothetical annualized Underlying ETF volatility.

Estimated Fund Returns
Underlying ETF Performance		Underlying ETF Annualized Volatility
One Year Return	Two times (2x) Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%
Assumes: (a) no dividends paid with respect to securities of the Underlying ETF; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leveraged exposure) of zero percent. If these were included, the Fund’s performance would be different from that shown.

Corgi Mag 7 2x Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Correlation Risk.
The Fund seeks approximately 2x the daily performance of the Underlying ETF but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Corgi Mag 7 2x Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk.
To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Corgi Mag 7 2x Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk.
The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Corgi Mag 7 2x Daily ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Indirect Investment Risk.
The Fund gains exposure to an Underlying ETF that is not involved in this offering. The Fund has no control over the Underlying ETF. Fund shareholders have no voting or distribution rights with respect to the Underlying ETF, and actions taken by the Underlying ETF could negatively affect the Fund's performance.

Corgi Mag 7 2x Daily ETF | Financing, Margin, and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Financing, Margin, and Interest Rate Risk.
The Fund’s use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund’s financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Corgi Mag 7 2x Daily ETF | Non-Diversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risk.
As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.

Corgi Mag 7 2x Daily ETF | ETF Trading, Premium/Discount and Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
ETF Trading, Premium/Discount and Authorized Participant Concentration Risk.
Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Corgi Mag 7 2x Daily ETF | Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk.
To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

Corgi Mag 7 2x Daily ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.
Corgi Mag 7 2x Daily ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Corgi Mag 7 2x Daily ETF | Limited Shareholder Rights Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Limited Shareholder Rights Risk.
The Trust’s governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings, and the Board can take certain actions without a shareholder vote (including, in some cases, liquidating the Fund). These provisions can make it harder, more expensive, or slower for shareholders to bring claims or to influence how the Trust or the Fund is run, including because certain claims (other than claims arising under the federal securities laws) may be subject to a waiver of the right to a jury trial.

Corgi Mag 7 2x Daily ETF | Capitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Capitalization Risk.
Through its exposure to the Underlying ETF and other reference assets, the Fund is indirectly exposed primarily to mega capitalization companies. Such companies may be less able to sustain high growth rates over time and may be more exposed to broad industry, regulatory, or macroeconomic headwinds due to their size and market influence. Their significant representation in market indices, passive investment products, and derivative markets may also contribute to crowded positioning and increased volatility during periods of market stress, which can cause sharp price movements or relative underperformance. These capitalization-related risks may adversely affect the Underlying ETF's daily investment results and, because the Fund seeks daily investment results equal to twice the daily performance of the Underlying ETF, may result in magnified volatility and losses in the Fund's NAV due to leverage and the effects of daily reset and compounding.

Corgi Mag 7 2x Daily ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Concentration Risk.
The Fund, as an independent fundamental policy, will concentrate its investments (i.e., invest more than 25% of its net assets) in the Magnificent Seven companies (concentrated in technology and technology-enabled industries). This concentration policy does not depend on or derive from the Underlying ETF's concentration policy. The Fund may be more sensitive to adverse economic, business, regulatory, environmental, or market developments affecting those industries than a fund that invests more broadly across multiple sectors, and the Fund's performance may be more volatile. Because the Fund seeks leveraged (2x) daily exposure, adverse developments affecting concentrated industries may have a magnified effect on the Fund's net asset value.

Corgi Mag 7 2x Daily ETF | Mega Capitalization Growth and Valuation Sensitivity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Mega Capitalization Growth and Valuation Sensitivity Risk.
Through its exposure to the Underlying ETF and other reference assets, the Fund is indirectly exposed to mega capitalization companies whose share prices may reflect high expectations for future revenue growth, margin expansion, and sustained innovation leadership. If growth slows, operating costs increase, competitive dynamics change, or market sentiment shifts, these companies' valuations may decline sharply. Mega capitalization technology-oriented companies may also be particularly sensitive to changes in interest rates, inflation expectations, and overall risk appetite, which can lead to significant drawdowns even when underlying business fundamentals remain relatively strong. These valuation sensitivities may adversely affect the Underlying ETF's daily investment results and, because the Fund seeks daily investment results equal to twice the daily performance of the Underlying ETF, may be magnified in the Fund's NAV due to leverage and daily compounding.

Corgi Mag 7 2x Daily ETF | Technology Platform, Ecosystem, and Competitive Disruption Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Technology Platform, Ecosystem, and Competitive Disruption Risk.
Through its exposure to the Underlying ETF and other reference assets, the Fund is indirectly exposed to companies that rely on large-scale technology platforms and ecosystems spanning hardware, software, cloud services, digital advertising, e-commerce, and subscription-based businesses. Changes to platform policies, shifts in consumer or enterprise behavior, increased competition from emerging technologies, loss of distribution advantages, or disruption from new AI-first or alternative products may reduce user engagement, monetization, or market share for issuers held by the Underlying ETF. Rapid innovation cycles may also require sustained investment that pressures margins and increases execution risk. These factors may negatively affect the Underlying ETF's daily performance and, because the Fund seeks leveraged daily exposure, may be magnified in the Fund's NAV due to leverage and the effects of daily reset and compounding.

Corgi Mag 7 2x Daily ETF | Regulatory, Antitrust, and Political Scrutiny Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Regulatory, Antitrust, and Political Scrutiny Risk.
Through its exposure to the Underlying ETF and other reference assets, the Fund is indirectly exposed to heightened regulatory and political scrutiny affecting Magnificent Seven companies in areas such as antitrust enforcement, digital advertising practices, app store policies, content moderation, consumer protection, labor practices, and cross-border data flows. Investigations, enforcement actions, fines, mandated changes to business practices, structural remedies, or limitations on acquisitions may reduce profitability or constrain growth for issuers held by the Underlying ETF. Differences in regulatory regimes across jurisdictions may further increase compliance costs and operational complexity. These regulatory and political risks may adversely affect the Underlying ETF's daily investment results and, because the Fund seeks daily investment results equal to twice the daily performance of the Underlying ETF, may be magnified in the Fund's NAV due to leverage and daily compounding.

Corgi Mag 7 2x Daily ETF | Data Privacy, Cybersecurity, and Trust Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Data Privacy, Cybersecurity, and Trust Risk.
The Fund, through its exposure to the Underlying ETF and other reference assets, is indirectly exposed to companies that process large volumes of sensitive personal or enterprise data and operate mission-critical digital infrastructure. Cybersecurity incidents, data breaches, system outages, or failures in privacy controls may result in regulatory penalties, litigation, remediation expenses, reputational harm, and customer attrition for issuers held by the Underlying ETF. Increased spending on security, compliance, and risk management may also reduce margins. These risks may negatively affect the Underlying ETF's daily investment results and, because the Fund seeks leveraged daily exposure, may be magnified in the Fund's NAV due to leverage and the effects of daily reset and compounding.

Corgi Mag 7 2x Daily ETF | AI and Compute Cycle Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
AI and Compute Cycle Risk.
Through its exposure to the Underlying ETF and other reference assets, the Fund is indirectly exposed to companies with significant involvement in artificial intelligence adoption and related data center, semiconductor, and compute infrastructure investment cycles. Demand for GPUs, cloud capacity, and AI-enabled services may be cyclical and sensitive to enterprise budgets, model performance, competitive dynamics, and customer adoption rates. Overinvestment, supply constraints, export controls, changes in AI architectures, or increased availability of open-source alternatives may pressure revenue growth, margins, or capital efficiency for issuers held by the Underlying ETF. These factors may adversely affect the Underlying ETF's daily performance and, because the Fund seeks daily investment results equal to twice the daily performance of the Underlying ETF, may be magnified in the Fund's NAV due to leverage and daily compounding.

Corgi Mag 7 2x Daily ETF | Supply Chain, Manufacturing, and Hardware Execution Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Supply Chain, Manufacturing, and Hardware Execution Risk.
Through its exposure to the Underlying ETF and other reference assets, the Fund is indirectly exposed to companies that depend on complex global supply chains for semiconductors, components, and contract manufacturing. Disruptions caused by capacity constraints, quality issues, geopolitical events, trade policy changes, or reliance on a limited number of critical suppliers or manufacturing partners may delay product launches, increase costs, or reduce product availability for issuers held by the Underlying ETF. Such execution challenges may negatively affect the Underlying ETF's daily investment results and, because the Fund seeks leveraged daily exposure, may be magnified in the Fund's NAV due to leverage and the effects of daily reset and compounding.

Corgi Mag 7 2x Daily ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment
Corgi Mag 7 2x Daily ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.
Corgi Natural Gas Power & Turbines 2x Daily ETF
Prospectus [Line Items]
Risk [Text Block]	The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.
Corgi Natural Gas Power & Turbines 2x Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk.
The Fund uses leverage to target approximately 2x the Underlying ETF's daily return. Losses are magnified relative to the Underlying ETF. If the Underlying ETF declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Corgi Natural Gas Power & Turbines 2x Daily ETF | Compounding and Daily Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Compounding and Daily Rebalancing Risk.
The Fund seeks 2x the Underlying ETF's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying ETF returns, and Underlying ETF volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying ETF return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying ETF return for the period, and you could lose money even if the Underlying ETF is flat or rises over the holding period.
The following table illustrates the impact of Underlying ETF volatility and Underlying ETF return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, you should consider monitoring your investments in the Fund in light of your individual investment goals and risk tolerance.
The table uses hypothetical annualized Underlying ETF volatility and Underlying ETF returns to illustrate the impact of these two principal factors on Fund performance over a one-year period. It does not represent actual returns. Each row corresponds to the level of a hypothetical Underlying ETF return for a one-year period. Each column corresponds to a level of hypothetical annualized Underlying ETF volatility.

Estimated Fund Returns
Underlying ETF Performance		Underlying ETF Annualized Volatility
One Year Return	Two times (2x) Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%
Assumes: (a) no dividends paid with respect to securities of the Underlying ETF; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leveraged exposure) of zero percent. If these were included, the Fund’s performance would be different from that shown.

Corgi Natural Gas Power & Turbines 2x Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Correlation Risk.
The Fund seeks approximately 2x the daily performance of the Underlying ETF but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Corgi Natural Gas Power & Turbines 2x Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk.
To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Corgi Natural Gas Power & Turbines 2x Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk.
The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Corgi Natural Gas Power & Turbines 2x Daily ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Indirect Investment Risk.
The Fund gains exposure to an Underlying ETF that is not involved in this offering. The Fund has no control over the Underlying ETF. Fund shareholders have no voting or distribution rights with respect to the Underlying ETF, and actions taken by the Underlying ETF could negatively affect the Fund's performance.

Corgi Natural Gas Power & Turbines 2x Daily ETF | Financing, Margin, and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Financing, Margin, and Interest Rate Risk.
The Fund’s use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund’s financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Corgi Natural Gas Power & Turbines 2x Daily ETF | Non-Diversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risk.
As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.

Corgi Natural Gas Power & Turbines 2x Daily ETF | ETF Trading, Premium/Discount and Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
ETF Trading, Premium/Discount and Authorized Participant Concentration Risk.
Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Corgi Natural Gas Power & Turbines 2x Daily ETF | Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk.
To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

Corgi Natural Gas Power & Turbines 2x Daily ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.
Corgi Natural Gas Power & Turbines 2x Daily ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Corgi Natural Gas Power & Turbines 2x Daily ETF | Limited Shareholder Rights Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Limited Shareholder Rights Risk.
The Trust’s governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings, and the Board can take certain actions without a shareholder vote (including, in some cases, liquidating the Fund). These provisions can make it harder, more expensive, or slower for shareholders to bring claims or to influence how the Trust or the Fund is run, including because certain claims (other than claims arising under the federal securities laws) may be subject to a waiver of the right to a jury trial.

Corgi Natural Gas Power & Turbines 2x Daily ETF | Capitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Capitalization Risk.
Through its exposure to the Underlying ETF and other reference assets, the Fund is indirectly exposed to companies of varying market capitalizations. Small- and mid-capitalization companies held by the Underlying ETF may be more volatile and less liquid, and may have more limited financial resources, narrower product offerings, or greater dependence on specific customers, projects, or suppliers. Large-capitalization companies may be less able to sustain high growth rates or may be more exposed to broad industry or regulatory headwinds due to their scale, which could cause them to underperform in certain market conditions. These capitalization-related factors may adversely affect the performance of the Underlying ETF and, because the Fund seeks leveraged daily exposure, may result in amplified volatility and losses in the Fund's NAV due to leverage and daily reset.

Corgi Natural Gas Power & Turbines 2x Daily ETF | Foreign Securities and Closed Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Foreign Securities and Closed Market Risk.
Through its exposure to the Underlying ETF, the Fund is indirectly exposed to risks associated with investments in non-U.S. companies, including differences in accounting and financial reporting standards, less publicly available information, different regulatory and legal frameworks, currency exchange rate fluctuations, political and economic instability, and potential restrictions on the repatriation of proceeds. Where the Underlying ETF’s securities trade on a market that is closed when U.S. markets are open, the last quoted price from the foreign market may not reflect current conditions, which could contribute to differences between the market price of the Fund’s shares and the Fund’s NAV.

Corgi Natural Gas Power & Turbines 2x Daily ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Concentration Risk.
The Fund, as an independent fundamental policy, will concentrate its investments (i.e., invest more than 25% of its net assets) in the natural gas power and turbines industry or related industries. This concentration policy does not depend on or derive from the Underlying ETF's concentration policy. The Fund may be more sensitive to adverse economic, business, regulatory, environmental, or market developments affecting those industries than a fund that invests more broadly across multiple sectors, and the Fund's performance may be more volatile. Because the Fund seeks leveraged (2x) daily exposure, adverse developments affecting concentrated industries may have a magnified effect on the Fund's net asset value.

Corgi Natural Gas Power & Turbines 2x Daily ETF | Utility Spending, Project Timing, and Backlog Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Utility Spending, Project Timing, and Backlog Risk.
Through its exposure to the Corgi Natural Gas Power & Turbines ETF and related reference assets, the Fund is indirectly exposed to companies whose revenues and earnings depend on capital spending decisions by utilities and independent power producers, including expectations for electricity demand, permitting and interconnection timelines, and the scheduling of large, complex power generation projects. Delays, cancellations, financing constraints, or changes in procurement plans may reduce order intake, delay backlog conversion, or adversely affect revenues and profitability for equipment manufacturers and service providers held by the Underlying ETF, which could negatively affect the Underlying ETF's performance. Because the Fund seeks daily investment results equal to twice the daily performance of the Underlying ETF, adverse impacts from these factors may be magnified in the Fund's NAV, particularly over periods of daily reset and compounding.

Corgi Natural Gas Power & Turbines 2x Daily ETF | Data Center and Power-Intensive Computing Load Growth Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Data Center and Power-Intensive Computing Load Growth Risk.
Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to issuers whose business prospects may be influenced by expectations for electricity load growth from data centers and other power-intensive computing infrastructure, including AI-related workloads. Such expectations may prove inaccurate due to permitting constraints, interconnection delays, local opposition, changes in technology that reduce energy intensity, higher power prices, cooling or water availability issues, financing conditions, or shifts in the geographic location of data center development. If projected load growth does not materialize as anticipated, demand for new gas-fired generation capacity, upgrades, and related equipment and services may be lower than expected, which could adversely affect the performance of the Underlying ETF. Because the Fund seeks leveraged daily exposure, any negative effects on the Underlying ETF's performance may be amplified in the Fund's NAV due to the Fund's daily reset and compounding.

Corgi Natural Gas Power & Turbines 2x Daily ETF | Natural Gas Price and Fuel Supply Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Natural Gas Price and Fuel Supply Risk.
The Fund, through its exposure to the Underlying ETF and other reference assets, is indirectly affected by fluctuations in natural gas prices and fuel availability, which influence the economics of gas-fired power generation. Natural gas prices can be volatile due to weather patterns, storage levels, infrastructure constraints, and global supply and demand dynamics. Higher, unstable, or unpredictable fuel costs may reduce plant dispatch, delay new power generation projects, or pressure margins for plant operators and equipment suppliers held by the Underlying ETF, which may negatively impact the Underlying ETF's performance. Because the Fund seeks to provide two times the daily performance of the Underlying ETF, such adverse effects may be magnified in the Fund's NAV as a result of leverage and daily compounding.

Corgi Natural Gas Power & Turbines 2x Daily ETF | Decarbonization Policy and Energy Transition Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Decarbonization Policy and Energy Transition Risk.
Through its exposure to the Underlying ETF and other reference assets, the Fund is subject to risks associated with changes in climate-related policies, emissions regulations, carbon pricing mechanisms, and energy transition initiatives that may affect the long-term role of natural gas-fired power generation. Accelerated adoption of alternative generation technologies, more restrictive environmental policies, or shifts in investor or customer preferences may reduce investment in gas-fired power plants and related equipment and services, potentially adversely affecting issuers held by the Underlying ETF. Because the Fund seeks leveraged daily exposure to the Underlying ETF, any resulting decline in the Underlying ETF's performance may have a greater adverse impact on the Fund's NAV due to leverage and the effects of daily reset.

Corgi Natural Gas Power & Turbines 2x Daily ETF | Regulatory, Permitting, and Environmental Compliance Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Regulatory, Permitting, and Environmental Compliance Risk.
The Fund's exposure to the Underlying ETF and other reference assets subjects it to regulatory and permitting risks affecting natural gas-fired power generation, including air emissions standards, greenhouse gas requirements, monitoring and reporting obligations, and siting and environmental review processes. Changes in regulations, permitting delays, litigation, or the need for additional controls or retrofits may increase costs, delay projects, reduce utilization, or limit the development and operation of gas-fired generation assets held by issuers in the Underlying ETF, which could negatively affect the Underlying ETF's performance. Because the Fund seeks daily investment results equal to twice the daily performance of the Underlying ETF, these adverse impacts may be magnified in the Fund's NAV.

Corgi Natural Gas Power & Turbines 2x Daily ETF | Equipment Reliability, Warranty, and Service Execution Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Equipment Reliability, Warranty, and Service Execution Risk.
Through its exposure to the Underlying ETF and other reference assets, the Fund is indirectly exposed to risks associated with the design, manufacture, operation, and servicing of gas turbines and related power generation equipment. Such assets are complex and subject to performance requirements, and failures, forced outages, or service execution issues may result in warranty claims, penalties, cost overruns, scheduling delays, or reputational harm for issuers held by the Underlying ETF. These factors could adversely affect the financial performance of such issuers and, in turn, the performance of the Underlying ETF. Because the Fund seeks leveraged daily exposure, any resulting declines in the Underlying ETF's value may be magnified in the Fund's NAV due to leverage and daily compounding.

Corgi Natural Gas Power & Turbines 2x Daily ETF | Supply Chain and Long Lead-Time Manufacturing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Supply Chain and Long Lead-Time Manufacturing Risk.
The Fund, through its exposure to the Underlying ETF and other reference assets, is subject to risks arising from supply chain constraints and long manufacturing lead times associated with gas turbines and related power generation equipment. Specialized components, skilled labor requirements, and complex logistics may be affected by capacity constraints, quality issues, shortages of critical parts, supplier disruptions, or transportation delays. These factors may extend delivery schedules, increase costs, or impair the ability of manufacturers and service providers held by the Underlying ETF to meet contractual obligations, which could negatively impact the Underlying ETF's performance. Because the Fund seeks two times the daily performance of the Underlying ETF, such adverse effects may be magnified in the Fund's NAV.

Corgi Natural Gas Power & Turbines 2x Daily ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment
Corgi Natural Gas Power & Turbines 2x Daily ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.
Corgi NYC Based 2x Daily ETF
Prospectus [Line Items]
Risk [Text Block]	The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.
Corgi NYC Based 2x Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk.
The Fund uses leverage to target approximately 2x the Underlying ETF's daily return. Losses are magnified relative to the Underlying ETF. If the Underlying ETF declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Corgi NYC Based 2x Daily ETF | Compounding and Daily Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Compounding and Daily Rebalancing Risk.
The Fund seeks 2x the Underlying ETF's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying ETF returns, and Underlying ETF volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying ETF return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying ETF return for the period, and you could lose money even if the Underlying ETF is flat or rises over the holding period.
The following table illustrates the impact of Underlying ETF volatility and Underlying ETF return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, you should consider monitoring your investments in the Fund in light of your individual investment goals and risk tolerance.
The table uses hypothetical annualized Underlying ETF volatility and Underlying ETF returns to illustrate the impact of these two principal factors on Fund performance over a one-year period. It does not represent actual returns. Each row corresponds to the level of a hypothetical Underlying ETF return for a one-year period. Each column corresponds to a level of hypothetical annualized Underlying ETF volatility.

Estimated Fund Returns
Underlying ETF Performance		Underlying ETF Annualized Volatility
One Year Return	Two times (2x) Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%
Assumes: (a) no dividends paid with respect to securities of the Underlying ETF; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leveraged exposure) of zero percent. If these were included, the Fund’s performance would be different from that shown.

Corgi NYC Based 2x Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Correlation Risk.
The Fund seeks approximately 2x the daily performance of the Underlying ETF but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Corgi NYC Based 2x Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk.
To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Corgi NYC Based 2x Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk.
The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Corgi NYC Based 2x Daily ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Indirect Investment Risk.
The Fund gains exposure to an Underlying ETF that is not involved in this offering. The Fund has no control over the Underlying ETF. Fund shareholders have no voting or distribution rights with respect to the Underlying ETF, and actions taken by the Underlying ETF could negatively affect the Fund's performance.

Corgi NYC Based 2x Daily ETF | Financing, Margin, and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Financing, Margin, and Interest Rate Risk.
The Fund’s use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund’s financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Corgi NYC Based 2x Daily ETF | Non-Diversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risk.
As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.

Corgi NYC Based 2x Daily ETF | ETF Trading, Premium/Discount and Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
ETF Trading, Premium/Discount and Authorized Participant Concentration Risk.
Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Corgi NYC Based 2x Daily ETF | Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk.
To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

Corgi NYC Based 2x Daily ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.
Corgi NYC Based 2x Daily ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Corgi NYC Based 2x Daily ETF | Limited Shareholder Rights Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Limited Shareholder Rights Risk.
The Trust’s governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings, and the Board can take certain actions without a shareholder vote (including, in some cases, liquidating the Fund). These provisions can make it harder, more expensive, or slower for shareholders to bring claims or to influence how the Trust or the Fund is run, including because certain claims (other than claims arising under the federal securities laws) may be subject to a waiver of the right to a jury trial.

Corgi NYC Based 2x Daily ETF | Financial Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Financial Sector Risk.
Through its exposure to the Underlying ETF and other reference assets, the Fund is indirectly exposed to New York City's significant concentration in financial services and capital markets-related activities. Companies in the financial sector and companies that provide services to the finance and investing ecosystem may be sensitive to changes in interest rates, credit availability, loan performance, market liquidity, asset valuations, and regulatory developments. Periods of market volatility, reduced capital markets issuance or deal activity, widening credit spreads, or declines in asset values may disproportionately affect such issuers held by the Underlying ETF, which could negatively affect the Underlying ETF's daily investment results. Because the Fund seeks leveraged daily exposure, these adverse effects may be amplified in the Fund's NAV as a result of leverage and daily compounding.

Corgi NYC Based 2x Daily ETF | Capitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Capitalization Risk.
Through its exposure to the Underlying ETF and other reference assets, the Fund is indirectly exposed to companies of varying market capitalizations. Small- and mid-capitalization companies held by the Underlying ETF may be more volatile and less liquid, and may have more limited financial resources, narrower product offerings, or greater sensitivity to specific customers, projects, or suppliers. Large-capitalization companies may be less able to sustain high growth rates or may be more exposed to broad economic or industry-wide headwinds due to their scale, which can cause them to underperform in certain market environments. These capitalization-related risks may adversely affect the Underlying ETF's performance and, because the Fund seeks leveraged daily exposure, may result in magnified volatility and losses in the Fund's NAV due to leverage and daily compounding.

Corgi NYC Based 2x Daily ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Concentration Risk.
The Fund, as an independent fundamental policy, will concentrate its investments (i.e., invest more than 25% of its net assets) in New York City focused companies or related industries. This concentration policy does not depend on or derive from the Underlying ETF's concentration policy. The Fund may be more sensitive to adverse economic, business, regulatory, environmental, or market developments affecting those industries than a fund that invests more broadly across multiple sectors, and the Fund's performance may be more volatile. Because the Fund seeks leveraged (2x) daily exposure, adverse developments affecting concentrated industries may have a magnified effect on the Fund's net asset value.

Corgi NYC Based 2x Daily ETF | Geographic Classification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Geographic Classification Risk.
Through its exposure to the Underlying ETF and other reference assets, the Fund depends on the Adviser's ability to classify companies based on whether they are headquartered in, or have substantial operations in, New York City. Publicly available information regarding a company's headquarters location, employee base, or operating footprint may be incomplete, outdated, or difficult to interpret consistently across issuers. Companies may relocate headquarters, modify office footprints, change remote-work policies, or shift the location of key personnel or facilities over time, which may require the Adviser to reclassify issuers or adjust the Underlying ETF's holdings. These factors may affect the Underlying ETF's ability to maintain exposure consistent with its investment theme and may increase portfolio turnover, which could negatively affect the Underlying ETF's daily performance and, due to the Fund's leveraged daily exposure, may be magnified in the Fund's NAV.

Corgi NYC Based 2x Daily ETF | Regional Concentration and Local Economic Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Regional Concentration and Local Economic Risk.
Through its exposure to the Corgi NYC Based ETF and other reference assets, the Fund is indirectly exposed to companies whose revenues, operating results, and valuations may be sensitive to economic and demographic conditions in New York City. Such companies may be affected by changes in regional employment levels, office utilization and return-to-office trends, commuter patterns, tourism activity, and the health of local industries. Shifts in business activity or local demand may adversely affect issuers held by the Underlying ETF and, in turn, the Underlying ETF's daily performance. Because the Fund seeks daily investment results equal to twice the daily performance of the Underlying ETF, adverse impacts from regional economic conditions may be magnified in the Fund's NAV due to leverage and the effects of daily reset and compounding.

Corgi NYC Based 2x Daily ETF | Regulatory and Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Regulatory and Tax Risk.
The Fund, through its exposure to the Underlying ETF and other reference assets, is subject to risks arising from changes in city and state tax policies, labor requirements, and industry-specific regulations affecting companies with meaningful operations in New York City. Increases in taxes, changes in labor rules, or new regulatory requirements may raise operating costs, reduce profitability, or influence corporate decisions regarding staffing levels or business location for issuers held by the Underlying ETF. Such developments may adversely affect the performance of the Underlying ETF and, because the Fund seeks daily investment results equal to twice the daily performance of the Underlying ETF, may result in amplified declines in the Fund's NAV due to leverage and daily reset.

Corgi NYC Based 2x Daily ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment
Corgi NYC Based 2x Daily ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.
Corgi Ports, Rail & Freight 2x Daily ETF
Prospectus [Line Items]
Risk [Text Block]	The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.
Corgi Ports, Rail & Freight 2x Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk.
The Fund uses leverage to target approximately 2x the Underlying ETF's daily return. Losses are magnified relative to the Underlying ETF. If the Underlying ETF declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Corgi Ports, Rail & Freight 2x Daily ETF | Compounding and Daily Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Compounding and Daily Rebalancing Risk.
The Fund seeks 2x the Underlying ETF's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying ETF returns, and Underlying ETF volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying ETF return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying ETF return for the period, and you could lose money even if the Underlying ETF is flat or rises over the holding period.
The following table illustrates the impact of Underlying ETF volatility and Underlying ETF return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, you should consider monitoring your investments in the Fund in light of your individual investment goals and risk tolerance.
The table uses hypothetical annualized Underlying ETF volatility and Underlying ETF returns to illustrate the impact of these two principal factors on Fund performance over a one-year period. It does not represent actual returns. Each row corresponds to the level of a hypothetical Underlying ETF return for a one-year period. Each column corresponds to a level of hypothetical annualized Underlying ETF volatility.

Estimated Fund Returns
Underlying ETF Performance		Underlying ETF Annualized Volatility
One Year Return	Two times (2x) Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%
Assumes: (a) no dividends paid with respect to securities of the Underlying ETF; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leveraged exposure) of zero percent. If these were included, the Fund’s performance would be different from that shown.

Corgi Ports, Rail & Freight 2x Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Correlation Risk.
The Fund seeks approximately 2x the daily performance of the Underlying ETF but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Corgi Ports, Rail & Freight 2x Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk.
To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Corgi Ports, Rail & Freight 2x Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk.
The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Corgi Ports, Rail & Freight 2x Daily ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Indirect Investment Risk.
The Fund gains exposure to an Underlying ETF that is not involved in this offering. The Fund has no control over the Underlying ETF. Fund shareholders have no voting or distribution rights with respect to the Underlying ETF, and actions taken by the Underlying ETF could negatively affect the Fund's performance.

Corgi Ports, Rail & Freight 2x Daily ETF | Financing, Margin, and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Financing, Margin, and Interest Rate Risk.
The Fund’s use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund’s financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Corgi Ports, Rail & Freight 2x Daily ETF | Non-Diversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risk.
As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.

Corgi Ports, Rail & Freight 2x Daily ETF | ETF Trading, Premium/Discount and Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
ETF Trading, Premium/Discount and Authorized Participant Concentration Risk.
Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Corgi Ports, Rail & Freight 2x Daily ETF | Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk.
To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

Corgi Ports, Rail & Freight 2x Daily ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.
Corgi Ports, Rail & Freight 2x Daily ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Corgi Ports, Rail & Freight 2x Daily ETF | Limited Shareholder Rights Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Limited Shareholder Rights Risk.
The Trust’s governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings, and the Board can take certain actions without a shareholder vote (including, in some cases, liquidating the Fund). These provisions can make it harder, more expensive, or slower for shareholders to bring claims or to influence how the Trust or the Fund is run, including because certain claims (other than claims arising under the federal securities laws) may be subject to a waiver of the right to a jury trial.

Corgi Ports, Rail & Freight 2x Daily ETF | Capitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Capitalization Risk.
Through its exposure to the Underlying ETF and other reference assets, the Fund is indirectly exposed to companies of various market capitalizations. Small- and mid-capitalization companies held by the Underlying ETF may be more volatile and less liquid, and may have fewer financial resources, narrower business lines, or greater sensitivity to specific customers, contracts, or suppliers. Large-capitalization companies may be less able to sustain high growth rates or may be more exposed to broad industry headwinds due to their scale, which can cause them to underperform in certain market environments. These capitalization-related risks may adversely affect the Underlying ETF's daily investment results and, because the Fund seeks leveraged daily exposure, may result in magnified volatility and losses in the Fund's NAV due to leverage and daily compounding.

Corgi Ports, Rail & Freight 2x Daily ETF | Foreign Securities and Closed Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Foreign Securities and Closed Market Risk.
Through its exposure to the Underlying ETF, the Fund is indirectly exposed to risks associated with investments in non-U.S. companies, including differences in accounting and financial reporting standards, less publicly available information, different regulatory and legal frameworks, currency exchange rate fluctuations, political and economic instability, and potential restrictions on the repatriation of proceeds. Where the Underlying ETF’s securities trade on a market that is closed when U.S. markets are open, the last quoted price from the foreign market may not reflect current conditions, which could contribute to differences between the market price of the Fund’s shares and the Fund’s NAV.

Corgi Ports, Rail & Freight 2x Daily ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Concentration Risk.
The Fund, as an independent fundamental policy, will concentrate its investments (i.e., invest more than 25% of its net assets) in the ports, rail, and freight industry or related industries. This concentration policy does not depend on or derive from the Underlying ETF's concentration policy. The Fund may be more sensitive to adverse economic, business, regulatory, environmental, or market developments affecting those industries than a fund that invests more broadly across multiple sectors, and the Fund's performance may be more volatile. Because the Fund seeks leveraged (2x) daily exposure, adverse developments affecting concentrated industries may have a magnified effect on the Fund's net asset value.

Corgi Ports, Rail & Freight 2x Daily ETF | Trade and Economic Cyclicality Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Trade and Economic Cyclicality Risk.
Through its exposure to the Corgi Ports, Rail & Freight ETF and other reference assets, the Fund is indirectly exposed to companies whose revenues and operating results depend on freight volumes that are sensitive to industrial production, consumer demand, inventory cycles, and global trade conditions. Economic slowdowns, reduced imports or exports, shifts in sourcing patterns, or changes in supply chain dynamics may reduce freight volumes or pricing, which could pressure margins for carriers, port operators, railroads, and related infrastructure companies held by the Underlying ETF and adversely affect the Underlying ETF's daily investment results. Because the Fund seeks daily investment results equal to twice the daily performance of the Underlying ETF, negative impacts from economic or trade-related cyclicality may be magnified in the Fund's NAV due to leverage and the effects of daily reset and compounding.

Corgi Ports, Rail & Freight 2x Daily ETF | Fuel and Energy Price Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Fuel and Energy Price Risk.
Through its exposure to the Underlying ETF and other reference assets, the Fund is indirectly exposed to freight transportation and logistics companies whose operating costs and demand levels may be sensitive to changes in fuel and energy prices, including diesel, jet fuel, bunker fuel, natural gas, and electricity. Rapid or sustained increases in energy costs may compress margins, particularly where fuel surcharges lag cost changes or cannot be fully passed through to customers, and may reduce demand for transportation services among issuers held by the Underlying ETF. These factors may adversely affect the Underlying ETF's daily performance and, because the Fund seeks leveraged daily exposure, may result in amplified declines in the Fund's NAV due to leverage and daily compounding.

Corgi Ports, Rail & Freight 2x Daily ETF | Trade Policy, Tariffs, and Geopolitical Disruption Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Trade Policy, Tariffs, and Geopolitical Disruption Risk.
The Fund, through its exposure to the Underlying ETF and other reference assets, is indirectly affected by changes in trade policy, tariffs, sanctions, export controls, and geopolitical events that can influence freight volumes, routes, and pricing. Such developments may reduce cross-border trade flows, disrupt shipping lanes and port activity, alter sourcing patterns, or increase compliance and operating costs for freight and logistics companies held by the Underlying ETF, which could negatively affect the Underlying ETF's daily investment results. Because the Fund seeks daily investment results equal to twice the daily performance of the Underlying ETF, adverse effects from trade policy or geopolitical disruptions may be magnified in the Fund's NAV as a result of leverage and daily reset.

Corgi Ports, Rail & Freight 2x Daily ETF | Ocean Freight and Air Cargo Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Ocean Freight and Air Cargo Market Risk.
Through its exposure to the Underlying ETF and other reference assets, the Fund is indirectly exposed to companies operating in ocean shipping and air cargo markets, which may experience significant volatility in freight rates, capacity availability, and demand. Rates and volumes may be affected by supply chain disruptions, port congestion, changes in vessel or aircraft capacity, route adjustments, fuel costs, or disruptions to major trade lanes or air corridors. Many ocean and air cargo operators have high fixed costs and operating leverage, which can amplify the impact of volume declines or pricing pressure on profitability for issuers held by the Underlying ETF, potentially adversely affecting the Underlying ETF's daily performance. Because the Fund seeks leveraged daily exposure, such adverse impacts may be magnified in the Fund's NAV due to leverage and daily compounding.

Corgi Ports, Rail & Freight 2x Daily ETF | Labor, Capacity, and Disruption Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Labor, Capacity, and Disruption Risk.
The Fund, through its exposure to the Underlying ETF and other reference assets, is indirectly exposed to risks affecting ports, rail networks, trucking operations, and related logistics infrastructure, including labor negotiations, strikes, staffing shortages, congestion, and other operational disruptions. Such events may reduce throughput, increase operating costs, delay shipments, or lead to service failures that harm profitability and customer relationships for companies held by the Underlying ETF. These disruptions may negatively affect the Underlying ETF's daily investment results and, because the Fund seeks daily investment results equal to twice the daily performance of the Underlying ETF, may result in amplified declines in the Fund's NAV due to leverage and daily reset.

Corgi Ports, Rail & Freight 2x Daily ETF | Regulatory, Safety, and Environmental Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Regulatory, Safety, and Environmental Risk.
Through its exposure to the Underlying ETF and other reference assets, the Fund is indirectly exposed to freight infrastructure companies that are subject to safety regulations, emissions standards, environmental permitting requirements, and related enforcement actions. New or more stringent regulations, changes in enforcement practices, or compliance obligations may increase costs, require significant capital investments, constrain operations, or limit expansion for issuers held by the Underlying ETF, which could adversely affect the Underlying ETF's daily performance. Because the Fund seeks leveraged daily exposure, these adverse regulatory or compliance-related effects may be magnified in the Fund's NAV due to leverage and daily compounding.

Corgi Ports, Rail & Freight 2x Daily ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment.
Corgi Ports, Rail & Freight 2x Daily ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.
Corgi Robots & Humanoids 2x Daily ETF
Prospectus [Line Items]
Risk [Text Block]
The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Corgi Robots & Humanoids 2x Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk.
The Fund uses leverage to target approximately 2x the Underlying ETF's daily return. Losses are magnified relative to the Underlying ETF. If the Underlying ETF declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Corgi Robots & Humanoids 2x Daily ETF | Compounding and Daily Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Compounding and Daily Rebalancing Risk.
The Fund seeks 2x the Underlying ETF's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying ETF returns, and Underlying ETF volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying ETF return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying ETF return for the period, and you could lose money even if the Underlying ETF is flat or rises over the holding period.
The following table illustrates the impact of Underlying ETF volatility and Underlying ETF return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, you should consider monitoring your investments in the Fund in light of your individual investment goals and risk tolerance. The table uses hypothetical annualized Underlying ETF volatility and Underlying ETF returns to illustrate the impact of these two principal factors on Fund performance over a one-year period. It does not represent actual returns. Each row corresponds to the level of a hypothetical Underlying ETF return for a one-year period. Each column corresponds to a level of hypothetical annualized Underlying ETF volatility.
Estimated Fund Returns
Underlying ETF Performance		Underlying ETF Annualized Volatility
One Year Return	Two times (2x) Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%
Assumes: (a) no dividends paid with respect to securities of the Underlying ETF; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leveraged exposure) of zero percent. If these were included, the Fund’s performance would be different from that shown.

Corgi Robots & Humanoids 2x Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Correlation Risk.
The Fund seeks approximately 2x the daily performance of the Underlying ETF but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Corgi Robots & Humanoids 2x Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk.
To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Corgi Robots & Humanoids 2x Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk.
The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Corgi Robots & Humanoids 2x Daily ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Indirect Investment Risk.
The Fund gains exposure to an Underlying ETF that is not involved in this offering. The Fund has no control over the Underlying ETF. Fund shareholders have no voting or distribution rights with respect to the Underlying ETF, and actions taken by the Underlying ETF could negatively affect the Fund's performance.

Corgi Robots & Humanoids 2x Daily ETF | Financing, Margin, and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Financing, Margin, and Interest Rate Risk.
The Fund’s use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund’s financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Corgi Robots & Humanoids 2x Daily ETF | Non-Diversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risk.
As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.

Corgi Robots & Humanoids 2x Daily ETF | ETF Trading, Premium/Discount and Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
ETF Trading, Premium/Discount and Authorized Participant Concentration Risk.
Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Corgi Robots & Humanoids 2x Daily ETF | Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk.
To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

Corgi Robots & Humanoids 2x Daily ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.
Corgi Robots & Humanoids 2x Daily ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Corgi Robots & Humanoids 2x Daily ETF | Limited Shareholder Rights Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Limited Shareholder Rights Risk.
The Trust’s governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings, and the Board can take certain actions without a shareholder vote (including, in some cases, liquidating the Fund). These provisions can make it harder, more expensive, or slower for shareholders to bring claims or to influence how the Trust or the Fund is run, including because certain claims (other than claims arising under the federal securities laws) may be subject to a waiver of the right to a jury trial.

Corgi Robots & Humanoids 2x Daily ETF | Capitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Capitalization Risk.
Through its exposure to the Underlying ETF and other reference assets, the Fund is indirectly exposed to companies across a range of market capitalizations. Small- and mid-capitalization companies held by the Underlying ETF may be more volatile and less liquid, and may have fewer financial resources, narrower product offerings, or greater sensitivity to individual contracts, customers, or suppliers. Large-capitalization companies may face slower growth or be more exposed to broad industry or macroeconomic headwinds due to their scale, which can cause them to underperform in certain market environments. These capitalization-related risks may adversely affect the Underlying ETF's daily investment results and, because the Fund seeks leveraged daily exposure, may result in magnified volatility and losses in the Fund's NAV due to leverage and daily reset and compounding.

Corgi Robots & Humanoids 2x Daily ETF | Foreign Securities and Closed Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Foreign Securities and Closed Market Risk.
Through its exposure to the Underlying ETF, the Fund is indirectly exposed to risks associated with investments in non-U.S. companies, including differences in accounting and financial reporting standards, less publicly available information, different regulatory and legal frameworks, currency exchange rate fluctuations, political and economic instability, and potential restrictions on the repatriation of proceeds. Where the Underlying ETF’s securities trade on a market that is closed when U.S. markets are open, the last quoted price from the foreign market may not reflect current conditions, which could contribute to differences between the market price of the Fund’s shares and the Fund’s NAV.

Corgi Robots & Humanoids 2x Daily ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Concentration Risk.
The Fund, as an independent fundamental policy, will concentrate its investments (i.e., invest more than 25% of its net assets) in the robotics and embodied AI industry or related industries. This concentration policy does not depend on or derive from the Underlying ETF's concentration policy. The Fund may be more sensitive to adverse economic, business, regulatory, environmental, or market developments affecting those industries than a fund that invests more broadly across multiple sectors, and the Fund's performance may be more volatile. Because the Fund seeks leveraged (2x) daily exposure, adverse developments affecting concentrated industries may have a magnified effect on the Fund's net asset value.

Corgi Robots & Humanoids 2x Daily ETF | Adoption, Integration, and Return on Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Adoption, Integration, and Return on Investment Risk.
Through its exposure to the Underlying ETF and other reference assets, the Fund is indirectly exposed to companies that develop, manufacture, or deploy robotic and humanoid systems whose adoption may depend on complex customer integration efforts, process redesign, and significant upfront capital investment. Customers may delay or reduce purchases if implementation challenges arise, expected productivity or cost savings are not realized, or economic conditions constrain capital spending, which could reduce demand for robotics products and services offered by issuers held by the Underlying ETF. Such factors may adversely affect the Underlying ETF's daily investment results and, because the Fund seeks daily investment results equal to twice the daily performance of the Underlying ETF, adverse impacts may be magnified in the Fund's NAV due to leverage and the effects of daily reset and compounding.

Corgi Robots & Humanoids 2x Daily ETF | Safety, Reliability, and Liability Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Safety, Reliability, and Liability Risk.
Through its exposure to the Underlying ETF and other reference assets, the Fund is indirectly exposed to risks associated with the operation of robots and autonomous or semi-autonomous systems, which may cause injury, property damage, or operational disruption if they malfunction or behave unpredictably. Accidents, product defects, recalls, regulatory investigations, or enforcement actions may increase costs, reduce customer confidence or adoption, and result in litigation or reputational harm for companies held by the Underlying ETF. These events may negatively affect the Underlying ETF's daily performance and, because the Fund seeks leveraged daily exposure, may result in amplified declines in the Fund's NAV due to leverage and daily compounding.

Corgi Robots & Humanoids 2x Daily ETF | Component Supply and Manufacturing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Component Supply and Manufacturing Risk.
The Fund, through its exposure to the Underlying ETF and other reference assets, is indirectly exposed to companies whose robotics systems rely on specialized components, advanced sensors, semiconductors, actuators, and manufacturing capacity. Supply constraints, quality issues, production bottlenecks, or increases in the cost of key inputs may delay deliveries, reduce margins, or limit the ability of issuers held by the Underlying ETF to scale production and meet customer demand. Such supply chain and manufacturing challenges may adversely affect the Underlying ETF's daily investment results and, because the Fund seeks daily investment results equal to twice the daily performance of the Underlying ETF, may be magnified in the Fund's NAV due to leverage and daily reset.

Corgi Robots & Humanoids 2x Daily ETF | Regulatory and Government Policy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Regulatory and Government Policy Risk.
Through its exposure to the Underlying ETF and other reference assets, the Fund is indirectly exposed to risks arising from evolving laws, regulations, and government policies affecting robotics, autonomous systems, drones, and artificial intelligence technologies. These may include safety and certification standards, labor and workplace rules, data protection requirements, government procurement policies, and restrictions on the development, use, or export of advanced technologies. Regulatory changes, increased enforcement, or government actions may raise compliance costs, limit addressable markets, delay deployments, or reduce demand for certain products or services offered by companies held by the Underlying ETF, which could adversely affect the Underlying ETF's daily performance. Because the Fund seeks leveraged daily exposure, these adverse regulatory or policy-related effects may be magnified in the Fund's NAV due to leverage and the effects of daily compounding.

Corgi Robots & Humanoids 2x Daily ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment
Corgi Robots & Humanoids 2x Daily ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.
Corgi Shipping & Global Logistics 2x Daily ETF
Prospectus [Line Items]
Risk [Text Block]	The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.
Corgi Shipping & Global Logistics 2x Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk.
The Fund uses leverage to target approximately 2x the Underlying ETF's daily return. Losses are magnified relative to the Underlying ETF. If the Underlying ETF declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Corgi Shipping & Global Logistics 2x Daily ETF | Compounding and Daily Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Compounding and Daily Rebalancing Risk.
The Fund seeks 2x the Underlying ETF's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying ETF returns, and Underlying ETF volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying ETF return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying ETF return for the period, and you could lose money even if the Underlying ETF is flat or rises over the holding period.
The following table illustrates the impact of Underlying ETF volatility and Underlying ETF return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, you should consider monitoring your investments in the Fund in light of your individual investment goals and risk tolerance.
The table uses hypothetical annualized Underlying ETF volatility and Underlying ETF returns to illustrate the impact of these two principal factors on Fund performance over a one-year period. It does not represent actual returns. Each row corresponds to the level of a hypothetical Underlying ETF return for a one-year period. Each column corresponds to a level of hypothetical annualized Underlying ETF volatility.

Estimated Fund Returns
Underlying ETF Performance		Underlying ETF Annualized Volatility
One Year Return	Two times (2x) Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%
Assumes: (a) no dividends paid with respect to securities of the Underlying ETF; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leveraged exposure) of zero percent. If these were included, the Fund’s performance would be different from that shown.

Corgi Shipping & Global Logistics 2x Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Correlation Risk.
The Fund seeks approximately 2x the daily performance of the Underlying ETF but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Corgi Shipping & Global Logistics 2x Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk.
To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Corgi Shipping & Global Logistics 2x Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk.
The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Corgi Shipping & Global Logistics 2x Daily ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Indirect Investment Risk.
The Fund gains exposure to an Underlying ETF that is not involved in this offering. The Fund has no control over the Underlying ETF. Fund shareholders have no voting or distribution rights with respect to the Underlying ETF, and actions taken by the Underlying ETF could negatively affect the Fund's performance.

Corgi Shipping & Global Logistics 2x Daily ETF | Financing, Margin, and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Financing, Margin, and Interest Rate Risk.
The Fund’s use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund’s financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Corgi Shipping & Global Logistics 2x Daily ETF | Non-Diversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risk.
As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.

Corgi Shipping & Global Logistics 2x Daily ETF | ETF Trading, Premium/Discount and Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
ETF Trading, Premium/Discount and Authorized Participant Concentration Risk.
Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Corgi Shipping & Global Logistics 2x Daily ETF | Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk.
To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

Corgi Shipping & Global Logistics 2x Daily ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.
Corgi Shipping & Global Logistics 2x Daily ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Corgi Shipping & Global Logistics 2x Daily ETF | Limited Shareholder Rights Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Limited Shareholder Rights Risk.
The Trust’s governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings, and the Board can take certain actions without a shareholder vote (including, in some cases, liquidating the Fund). These provisions can make it harder, more expensive, or slower for shareholders to bring claims or to influence how the Trust or the Fund is run, including because certain claims (other than claims arising under the federal securities laws) may be subject to a waiver of the right to a jury trial.

Corgi Shipping & Global Logistics 2x Daily ETF | Capitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Capitalization Risk.
Through its exposure to the Underlying ETF and other reference assets, the Fund is indirectly exposed to companies of varying market capitalizations. Small- and mid-capitalization companies held by the Underlying ETF may be more volatile and less liquid, and may have fewer financial resources, narrower service offerings, or greater sensitivity to individual customers, contracts, or market conditions. Large-capitalization companies may experience slower growth or may be more exposed to broad industry or macroeconomic headwinds due to their scale, which can cause them to underperform in certain environments. These capitalization-related risks may adversely affect the Underlying ETF's daily investment results and, because the Fund seeks leveraged daily exposure, may result in magnified volatility and losses in the Fund's NAV due to leverage and the effects of daily reset and compounding.

Corgi Shipping & Global Logistics 2x Daily ETF | Foreign Securities and Closed Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Foreign Securities and Closed Market Risk.
Through its exposure to the Underlying ETF, the Fund is indirectly exposed to risks associated with investments in non-U.S. companies, including differences in accounting and financial reporting standards, less publicly available information, different regulatory and legal frameworks, currency exchange rate fluctuations, political and economic instability, and potential restrictions on the repatriation of proceeds. Where the Underlying ETF’s securities trade on a market that is closed when U.S. markets are open, the last quoted price from the foreign market may not reflect current conditions, which could contribute to differences between the market price of the Fund’s shares and the Fund’s NAV.

Corgi Shipping & Global Logistics 2x Daily ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Concentration Risk.
The Fund, as an independent fundamental policy, will concentrate its investments (i.e., invest more than 25% of its net assets) in the global shipping and logistics industry or related industries. This concentration policy does not depend on or derive from the Underlying ETF's concentration policy. The Fund may be more sensitive to adverse economic, business, regulatory, environmental, or market developments affecting those industries than a fund that invests more broadly across multiple sectors, and the Fund's performance may be more volatile. Because the Fund seeks leveraged (2x) daily exposure, adverse developments affecting concentrated industries may have a magnified effect on the Fund's net asset value.

Corgi Shipping & Global Logistics 2x Daily ETF | Freight Rate and Capacity Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Freight Rate and Capacity Volatility Risk.
Through its exposure to the Corgi Shipping & Global Logistics ETF and other reference assets, the Fund is indirectly exposed to ocean shipping carriers and related logistics service providers whose revenues and profitability may be affected by volatility in freight rates and vessel capacity. Ocean freight pricing can fluctuate significantly due to changes in global demand, capacity additions or removals, fleet utilization levels, and operational or supply chain disruptions. Sudden or sustained declines in freight rates may materially reduce earnings for companies held by the Underlying ETF, which could adversely affect the Underlying ETF's daily investment results. Because the Fund seeks daily investment results equal to twice the daily performance of the Underlying ETF, adverse effects from freight rate or capacity volatility may be magnified in the Fund's NAV due to leverage and the effects of daily reset and compounding.

Corgi Shipping & Global Logistics 2x Daily ETF | Global Trade and Demand Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Global Trade and Demand Risk.
Through its exposure to the Underlying ETF and other reference assets, the Fund is indirectly exposed to companies whose demand for shipping and logistics services is closely tied to international trade flows and overall economic activity. Changes in global economic growth, consumer spending, inventory cycles, manufacturing activity, trade disputes, tariffs, sanctions, reshoring initiatives, or broader supply chain reconfiguration may reduce shipping volumes and logistics demand, adversely affecting the revenues and profitability of issuers held by the Underlying ETF. These factors may negatively affect the Underlying ETF's daily investment results and, because the Fund seeks leveraged daily exposure, may result in amplified declines in the Fund's NAV due to leverage and daily compounding.

Corgi Shipping & Global Logistics 2x Daily ETF | Maritime Casualty and Environmental Liability Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Maritime Casualty and Environmental Liability Risk.
The Fund, through its exposure to the Underlying ETF and other reference assets, is indirectly exposed to risks inherent in shipping and marine operations, including collisions, groundings, fires, mechanical failures, cargo loss, and environmental incidents such as spills. Such events may result in significant repair and remediation costs, environmental liabilities, business interruptions, increased insurance premiums, regulatory penalties, and reputational harm for companies held by the Underlying ETF. These outcomes may adversely affect the Underlying ETF's daily performance and, because the Fund seeks daily investment results equal to twice the daily performance of the Underlying ETF, may be magnified in the Fund's NAV due to leverage and daily reset.

Corgi Shipping & Global Logistics 2x Daily ETF | Geopolitical and Route Disruption Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Geopolitical and Route Disruption Risk.
Through its exposure to the Underlying ETF and other reference assets, the Fund is indirectly exposed to geopolitical events and operational disruptions that may affect global shipping routes and schedules. Conflicts, sanctions, piracy, canal restrictions, port congestion, or other disruptions may require vessels to be re-routed, which can increase fuel consumption and operating costs, reduce effective capacity, and raise insurance or security expenses for shipping companies held by the Underlying ETF. These disruptions may adversely affect the Underlying ETF's daily investment results and, because the Fund seeks leveraged daily exposure, may result in amplified impacts on the Fund's NAV due to leverage and daily compounding.

Corgi Shipping & Global Logistics 2x Daily ETF | Environmental Regulation and Fleet Compliance Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Environmental Regulation and Fleet Compliance Risk.
The Fund, through its exposure to the Underlying ETF and other reference assets, is indirectly exposed to shipping companies subject to evolving environmental regulations, including emissions standards and requirements related to fuel usage, vessel efficiency, and fleet upgrades. Compliance with new or more stringent regulations may require significant capital investment, increase operating costs, or create uncertainty regarding future fuel technologies, which may result in stranded asset risk for vessels or equipment held by issuers in the Underlying ETF. These regulatory and compliance challenges may adversely affect the Underlying ETF's daily performance and, because the Fund seeks daily investment results equal to twice the daily performance of the Underlying ETF, may be magnified in the Fund's NAV due to leverage and daily reset.

Corgi Shipping & Global Logistics 2x Daily ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment.
Corgi Shipping & Global Logistics 2x Daily ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.
Corgi Sports Betting & Gambling 2x Daily ETF
Prospectus [Line Items]
Risk [Text Block]	The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.
Corgi Sports Betting & Gambling 2x Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk.
The Fund uses leverage to target approximately 2x the Underlying ETF's daily return. Losses are magnified relative to the Underlying ETF. If the Underlying ETF declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Corgi Sports Betting & Gambling 2x Daily ETF | Compounding and Daily Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Compounding and Daily Rebalancing Risk.
The Fund seeks 2x the Underlying ETF's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying ETF returns, and Underlying ETF volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying ETF return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying ETF return for the period, and you could lose money even if the Underlying ETF is flat or rises over the holding period.
The following table illustrates the impact of Underlying ETF volatility and Underlying ETF return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, you should consider monitoring your investments in the Fund in light of your individual investment goals and risk tolerance.
The table uses hypothetical annualized Underlying ETF volatility and Underlying ETF returns to illustrate the impact of these two principal factors on Fund performance over a one-year period. It does not represent actual returns. Each row corresponds to the level of a hypothetical Underlying ETF return for a one-year period. Each column corresponds to a level of hypothetical annualized Underlying ETF volatility.

Estimated Fund Returns
Underlying ETF Performance		Underlying ETF Annualized Volatility
One Year Return	Two times (2x) Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%
Assumes: (a) no dividends paid with respect to securities of the Underlying ETF; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leveraged exposure) of zero percent. If these were included, the Fund’s performance would be different from that shown.

Corgi Sports Betting & Gambling 2x Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Correlation Risk.
The Fund seeks approximately 2x the daily performance of the Underlying ETF but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Corgi Sports Betting & Gambling 2x Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk.
To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Corgi Sports Betting & Gambling 2x Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk.
The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Corgi Sports Betting & Gambling 2x Daily ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Indirect Investment Risk.
The Fund gains exposure to an Underlying ETF that is not involved in this offering. The Fund has no control over the Underlying ETF. Fund shareholders have no voting or distribution rights with respect to the Underlying ETF, and actions taken by the Underlying ETF could negatively affect the Fund's performance.

Corgi Sports Betting & Gambling 2x Daily ETF | Financing, Margin, and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Financing, Margin, and Interest Rate Risk.
The Fund’s use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund’s financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Corgi Sports Betting & Gambling 2x Daily ETF | Non-Diversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risk.
As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.

Corgi Sports Betting & Gambling 2x Daily ETF | ETF Trading, Premium/Discount and Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
ETF Trading, Premium/Discount and Authorized Participant Concentration Risk.
Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Corgi Sports Betting & Gambling 2x Daily ETF | Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk.
To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

Corgi Sports Betting & Gambling 2x Daily ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.
Corgi Sports Betting & Gambling 2x Daily ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Corgi Sports Betting & Gambling 2x Daily ETF | Limited Shareholder Rights Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Limited Shareholder Rights Risk.
The Trust’s governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings, and the Board can take certain actions without a shareholder vote (including, in some cases, liquidating the Fund). These provisions can make it harder, more expensive, or slower for shareholders to bring claims or to influence how the Trust or the Fund is run, including because certain claims (other than claims arising under the federal securities laws) may be subject to a waiver of the right to a jury trial.

Corgi Sports Betting & Gambling 2x Daily ETF | Capitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Capitalization Risk.
Through its exposure to the Underlying ETF and other reference assets, the Fund is indirectly exposed to companies of various market capitalizations. Small- and mid-capitalization companies held by the Underlying ETF may be more volatile and less liquid, and may have fewer financial resources, narrower product offerings, or greater sensitivity to individual regulatory regimes, customers, or promotional strategies. Large-capitalization companies may be less able to sustain high growth rates or may be more exposed to broad industry or regulatory headwinds due to their scale, which can cause them to underperform in certain market environments. These capitalization-related risks may adversely affect the Underlying ETF's daily investment results and, because the Fund seeks leveraged daily exposure, may result in magnified volatility and losses in the Fund's NAV due to leverage and the effects of daily reset and compounding.

Corgi Sports Betting & Gambling 2x Daily ETF | Foreign Securities and Closed Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Foreign Securities and Closed Market Risk.
Through its exposure to the Underlying ETF, the Fund is indirectly exposed to risks associated with investments in non-U.S. companies, including differences in accounting and financial reporting standards, less publicly available information, different regulatory and legal frameworks, currency exchange rate fluctuations, political and economic instability, and potential restrictions on the repatriation of proceeds. Where the Underlying ETF’s securities trade on a market that is closed when U.S. markets are open, the last quoted price from the foreign market may not reflect current conditions, which could contribute to differences between the market price of the Fund’s shares and the Fund’s NAV.

Corgi Sports Betting & Gambling 2x Daily ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Concentration Risk.
The Fund, as an independent fundamental policy, will concentrate its investments (i.e., invest more than 25% of its net assets) in the sports betting and gambling industry or related industries. This concentration policy does not depend on or derive from the Underlying ETF's concentration policy. The Fund may be more sensitive to adverse economic, business, regulatory, environmental, or market developments affecting those industries than a fund that invests more broadly across multiple sectors, and the Fund's performance may be more volatile. Because the Fund seeks leveraged (2x) daily exposure, adverse developments affecting concentrated industries may have a magnified effect on the Fund's net asset value.

Corgi Sports Betting & Gambling 2x Daily ETF | Regulatory and Legalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Regulatory and Legalization Risk.
Through its exposure to the Corgi Sports Betting & Gambling ETF and other reference assets, the Fund is indirectly exposed to companies whose operations depend on jurisdiction-specific laws and regulations governing sports betting, casino gaming, and related activities. Regulatory frameworks may change with respect to licensing requirements, tax rates and fees, advertising and promotional practices, consumer protection and responsible gaming obligations, data and integrity standards, and the types of wagering or gaming products that are permitted. Slower legalization or expansion of sports betting, iGaming, or other regulated gambling formats, more restrictive regulation, heightened enforcement, or increased tax burdens may reduce growth opportunities, raise compliance costs, and pressure the revenues and profitability of issuers held by the Underlying ETF, which could adversely affect the Underlying ETF's daily investment results. Because the Fund seeks daily investment results equal to twice the daily performance of the Underlying ETF, these adverse regulatory impacts may be magnified in the Fund's NAV due to leverage and the effects of daily reset and compounding.

Corgi Sports Betting & Gambling 2x Daily ETF | Customer Acquisition Cost and Competitive Pressure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Customer Acquisition Cost and Competitive Pressure Risk.
Through its exposure to the Underlying ETF and other reference assets, the Fund is indirectly exposed to a highly competitive sports betting and gambling industry in which companies often rely on marketing, promotions, and incentives to acquire and retain customers. Increased promotional intensity, rising customer acquisition costs, or aggressive pricing strategies may compress margins and reduce profitability for issuers held by the Underlying ETF, particularly for smaller or less well-capitalized operators that may be unable to compete effectively with larger rivals. These competitive pressures may negatively affect the Underlying ETF's daily performance and, because the Fund seeks leveraged daily exposure, may result in amplified declines in the Fund's NAV due to leverage and daily compounding.

Corgi Sports Betting & Gambling 2x Daily ETF | Technology, Cybersecurity, and Service Disruption Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Technology, Cybersecurity, and Service Disruption Risk.
The Fund, through its exposure to the Underlying ETF and other reference assets, is indirectly exposed to companies that rely heavily on online platforms, software systems, third-party data feeds, and payment and verification technologies to accept wagers, manage risk, process transactions, and comply with regulatory requirements. Cybersecurity incidents, fraud, outages, software defects, or disruptions affecting data integrity, geolocation, identity verification, or payment processing may impair operations, lead to regulatory scrutiny or liability, increase costs, and reduce user engagement for companies held by the Underlying ETF. Such events may adversely affect the Underlying ETF's daily investment results and, because the Fund seeks daily investment results equal to twice the daily performance of the Underlying ETF, may be magnified in the Fund's NAV due to leverage and daily reset.

Corgi Sports Betting & Gambling 2x Daily ETF | Responsible Gaming, Litigation, and Reputation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Responsible Gaming, Litigation, and Reputation Risk.
Through its exposure to the Underlying ETF and other reference assets, the Fund is indirectly exposed to risks related to responsible gaming practices, advertising standards, and the integrity of betting and gaming activities. Heightened public, regulatory, or political scrutiny, adverse events, or perceived failures in consumer protection may lead to stricter regulations, fines, litigation, or reputational damage for companies held by the Underlying ETF. These developments may reduce consumer participation, increase compliance and legal costs, and negatively affect revenues and profitability, which could adversely affect the Underlying ETF's daily performance. Because the Fund seeks leveraged daily exposure, such adverse impacts may be magnified in the Fund's NAV due to leverage and the effects of daily compounding.

Corgi Sports Betting & Gambling 2x Daily ETF | Consumer Discretionary Spending and Economic Sensitivity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Consumer Discretionary Spending and Economic Sensitivity Risk.
The Fund, through its exposure to the Underlying ETF and other reference assets, is indirectly exposed to companies whose demand for sports betting, casino gaming, and related entertainment may be sensitive to economic conditions, interest rates, inflation, and levels of consumer discretionary spending. During periods of economic slowdown, reduced consumer confidence, or higher household expenses, wagering and gaming activity may decline, which could adversely affect the revenues and profitability of issuers held by the Underlying ETF. These economic sensitivities may negatively affect the Underlying ETF's daily investment results and, because the Fund seeks daily investment results equal to twice the daily performance of the Underlying ETF, may be magnified in the Fund's NAV due to leverage and daily reset.

Corgi Sports Betting & Gambling 2x Daily ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment
Corgi Sports Betting & Gambling 2x Daily ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.
Corgi Travel And Leisure 2x Daily ETF
Prospectus [Line Items]
Risk [Text Block]
The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Corgi Travel And Leisure 2x Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk.
The Fund uses leverage to target approximately 2x the Underlying ETF's daily return. Losses are magnified relative to the Underlying ETF. If the Underlying ETF declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Corgi Travel And Leisure 2x Daily ETF | Compounding and Daily Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Compounding and Daily Rebalancing Risk.
The Fund seeks 2x the Underlying ETF's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying ETF returns, and Underlying ETF volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying ETF return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying ETF return for the period, and you could lose money even if the Underlying ETF is flat or rises over the holding period.
The following table illustrates the impact of Underlying ETF volatility and Underlying ETF return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, you should consider monitoring your investments in the Fund in light of your individual investment goals and risk tolerance.
The table uses hypothetical annualized Underlying ETF volatility and Underlying ETF returns to illustrate the impact of these two principal factors on Fund performance over a one-year period. It does not represent actual returns. Each row corresponds to the level of a hypothetical Underlying ETF return for a one-year period. Each column corresponds to a level of hypothetical annualized Underlying ETF volatility.

Estimated Fund Returns
Underlying ETF Performance		Underlying ETF Annualized Volatility
One Year Return	Two times (2x) Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%
Assumes: (a) no dividends paid with respect to securities of the Underlying ETF; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leveraged exposure) of zero percent. If these were included, the Fund’s performance would be different from that shown.

Corgi Travel And Leisure 2x Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Correlation Risk.
The Fund seeks approximately 2x the daily performance of the Underlying ETF but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Corgi Travel And Leisure 2x Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk.
To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Corgi Travel And Leisure 2x Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk.
The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Corgi Travel And Leisure 2x Daily ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Indirect Investment Risk.
The Fund gains exposure to an Underlying ETF that is not involved in this offering. The Fund has no control over the Underlying ETF. Fund shareholders have no voting or distribution rights with respect to the Underlying ETF, and actions taken by the Underlying ETF could negatively affect the Fund's performance.

Corgi Travel And Leisure 2x Daily ETF | Financing, Margin, and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Financing, Margin, and Interest Rate Risk.
The Fund’s use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund’s financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Corgi Travel And Leisure 2x Daily ETF | Non-Diversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risk.
As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.

Corgi Travel And Leisure 2x Daily ETF | ETF Trading, Premium/Discount and Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
ETF Trading, Premium/Discount and Authorized Participant Concentration Risk.
Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Corgi Travel And Leisure 2x Daily ETF | Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk.
To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

Corgi Travel And Leisure 2x Daily ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.
Corgi Travel And Leisure 2x Daily ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Corgi Travel And Leisure 2x Daily ETF | Limited Shareholder Rights Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Limited Shareholder Rights Risk.
The Trust’s governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings, and the Board can take certain actions without a shareholder vote (including, in some cases, liquidating the Fund). These provisions can make it harder, more expensive, or slower for shareholders to bring claims or to influence how the Trust or the Fund is run, including because certain claims (other than claims arising under the federal securities laws) may be subject to a waiver of the right to a jury trial.

Corgi Travel And Leisure 2x Daily ETF | Capitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Capitalization Risk.
Through its exposure to the Underlying ETF and other reference assets, the Fund is indirectly exposed to companies across a range of market capitalizations. Small- and mid-capitalization companies held by the Underlying ETF may be more volatile and less liquid, and may have fewer financial resources, narrower service offerings, or greater sensitivity to individual customers, routes, or destinations. Large-capitalization companies may face slower growth or may be more exposed to broad industry or macroeconomic headwinds due to their scale, which can cause them to underperform in certain market environments. These capitalization-related risks may adversely affect the Underlying ETF's daily investment results and, because the Fund seeks leveraged daily exposure, may result in magnified volatility and losses in the Fund's NAV due to leverage and daily reset and compounding.

Corgi Travel And Leisure 2x Daily ETF | Foreign Securities and Closed Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Foreign Securities and Closed Market Risk.
Through its exposure to the Underlying ETF, the Fund is indirectly exposed to risks associated with investments in non-U.S. companies, including differences in accounting and financial reporting standards, less publicly available information, different regulatory and legal frameworks, currency exchange rate fluctuations, political and economic instability, and potential restrictions on the repatriation of proceeds. Where the Underlying ETF’s securities trade on a market that is closed when U.S. markets are open, the last quoted price from the foreign market may not reflect current conditions, which could contribute to differences between the market price of the Fund’s shares and the Fund’s NAV.

Corgi Travel And Leisure 2x Daily ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Concentration Risk.
The Fund, as an independent fundamental policy, will concentrate its investments (i.e., invest more than 25% of its net assets) in the travel and leisure industry or related industries. This concentration policy does not depend on or derive from the Underlying ETF's concentration policy. The Fund may be more sensitive to adverse economic, business, regulatory, environmental, or market developments affecting those industries than a fund that invests more broadly across multiple sectors, and the Fund's performance may be more volatile. Because the Fund seeks leveraged (2x) daily exposure, adverse developments affecting concentrated industries may have a magnified effect on the Fund's net asset value.

Corgi Travel And Leisure 2x Daily ETF | Travel Demand Cyclicality Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Travel Demand Cyclicality Risk.
Through its exposure to the Corgi Travel & Leisure ETF and other reference assets, the Fund is indirectly exposed to companies whose revenues and earnings depend on levels of consumer and corporate travel spending. Travel and leisure demand may decline sharply during economic downturns, periods of reduced consumer confidence, higher interest rates, or reductions in corporate travel budgets. Many airlines, hotels, cruise operators, and other travel-related companies held by the Underlying ETF operate with high fixed cost structures, which can amplify earnings volatility when demand weakens, adversely affecting the Underlying ETF's daily investment results. Because the Fund seeks daily investment results equal to twice the daily performance of the Underlying ETF, adverse impacts from cyclical declines in travel demand may be magnified in the Fund's NAV due to leverage and the effects of daily reset and compounding.

Corgi Travel And Leisure 2x Daily ETF | Public Health and Safety Event Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Public Health and Safety Event Risk.
Through its exposure to the Underlying ETF and other reference assets, the Fund is indirectly exposed to risks arising from public health and safety events, including pandemics, disease outbreaks, geopolitical instability, terrorism, extreme weather, and other events that may deter travel or disrupt travel operations. Such events may reduce travel demand, lead to capacity limitations, increase operating and insurance costs, or result in rapid changes to travel advisories, border controls, or entry requirements, which can impair planning and revenue for companies held by the Underlying ETF. These disruptions may negatively affect the Underlying ETF's daily performance and, because the Fund seeks leveraged daily exposure, may be magnified in the Fund's NAV due to leverage and daily compounding.

Corgi Travel And Leisure 2x Daily ETF | Fuel, Labor, and Operating Cost Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Fuel, Labor, and Operating Cost Risk.
The Fund, through its exposure to the Underlying ETF and other reference assets, is indirectly exposed to travel and leisure companies that are sensitive to changes in fuel prices, labor availability and costs, and broader operating expenses. Increases in fuel, wages, or supply costs may reduce profitability for issuers held by the Underlying ETF, particularly in competitive environments or during periods of softer demand when pricing power is limited. These cost pressures may adversely affect the Underlying ETF's daily investment results and, because the Fund seeks daily investment results equal to twice the daily performance of the Underlying ETF, may result in amplified declines in the Fund's NAV due to leverage and daily reset.

Corgi Travel And Leisure 2x Daily ETF | Cruise and Tour Operator Industry Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Cruise and Tour Operator Industry Risk.
Through its exposure to the Underlying ETF and other reference assets, the Fund is indirectly exposed to cruise lines and tour operators that may be particularly sensitive to public health and safety concerns, extreme weather, fuel costs, itinerary disruptions, port access restrictions, environmental regulations, and reputational events. These companies often have high fixed costs, significant capital expenditure requirements, and substantial leverage, which can amplify earnings volatility and negatively affect the value of their securities held by the Underlying ETF. Such factors may adversely affect the Underlying ETF's daily performance and, because the Fund seeks leveraged daily exposure, may be magnified in the Fund's NAV due to leverage and daily compounding.

Corgi Travel And Leisure 2x Daily ETF | Seasonality and Discretionary Spending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Seasonality and Discretionary Spending Risk.
The Fund, through its exposure to the Underlying ETF and other reference assets, is indirectly exposed to travel and leisure companies that experience seasonal demand patterns and rely heavily on discretionary consumer spending. Changes in holiday schedules, weather conditions, travel preferences, or broader economic conditions may result in uneven revenue and cash flow, particularly during off-peak periods, which could pressure margins for issuers held by the Underlying ETF. These seasonal and discretionary spending risks may negatively affect the Underlying ETF's daily investment results and, because the Fund seeks daily investment results equal to twice the daily performance of the Underlying ETF, may be magnified in the Fund's NAV due to leverage and the effects of daily reset and compounding.

Corgi Travel And Leisure 2x Daily ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment
Corgi Travel And Leisure 2x Daily ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.
Corgi U.S. War Machine 2x Daily ETF
Prospectus [Line Items]
Risk [Text Block]
The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Corgi U.S. War Machine 2x Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk.
The Fund uses leverage to target approximately 2x the Underlying ETF's daily return. Losses are magnified relative to the Underlying ETF. If the Underlying ETF declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Corgi U.S. War Machine 2x Daily ETF | Compounding and Daily Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Compounding and Daily Rebalancing Risk.
The Fund seeks 2x the Underlying ETF's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying ETF returns, and Underlying ETF volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying ETF return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying ETF return for the period, and you could lose money even if the Underlying ETF is flat or rises over the holding period.
The following table illustrates the impact of Underlying ETF volatility and Underlying ETF return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, you should consider monitoring your investments in the Fund in light of your individual investment goals and risk tolerance. The table uses hypothetical annualized Underlying ETF volatility and Underlying ETF returns to illustrate the impact of these two principal factors on Fund performance over a one-year period. It does not represent actual returns. Each row corresponds to the level of a hypothetical Underlying ETF return for a one-year period. Each column corresponds to a level of hypothetical annualized Underlying ETF volatility.

Estimated Fund Returns
Underlying ETF Performance		Underlying ETF Annualized Volatility
One Year Return	Two times (2x) Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%
Assumes: (a) no dividends paid with respect to securities of the Underlying ETF; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leveraged exposure) of zero percent. If these were included, the Fund’s performance would be different from that shown.

Corgi U.S. War Machine 2x Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Correlation Risk.
The Fund seeks approximately 2x the daily performance of the Underlying ETF but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Corgi U.S. War Machine 2x Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk.
To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Corgi U.S. War Machine 2x Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk.
The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Corgi U.S. War Machine 2x Daily ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Indirect Investment Risk.
The Fund gains exposure to an Underlying ETF that is not involved in this offering. The Fund has no control over the Underlying ETF. Fund shareholders have no voting or distribution rights with respect to the Underlying ETF, and actions taken by the Underlying ETF could negatively affect the Fund's performance.

Corgi U.S. War Machine 2x Daily ETF | Financing, Margin, and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Financing, Margin, and Interest Rate Risk.
The Fund’s use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund’s financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Corgi U.S. War Machine 2x Daily ETF | Non-Diversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risk.
As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.

Corgi U.S. War Machine 2x Daily ETF | ETF Trading, Premium/Discount and Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
ETF Trading, Premium/Discount and Authorized Participant Concentration Risk.
Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Corgi U.S. War Machine 2x Daily ETF | Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk.
To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

Corgi U.S. War Machine 2x Daily ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.
Corgi U.S. War Machine 2x Daily ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Corgi U.S. War Machine 2x Daily ETF | Limited Shareholder Rights Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Limited Shareholder Rights Risk.
The Trust’s governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings, and the Board can take certain actions without a shareholder vote (including, in some cases, liquidating the Fund). These provisions can make it harder, more expensive, or slower for shareholders to bring claims or to influence how the Trust or the Fund is run, including because certain claims (other than claims arising under the federal securities laws) may be subject to a waiver of the right to a jury trial.

Corgi U.S. War Machine 2x Daily ETF | Capitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Capitalization Risk.
Through its exposure to the Underlying ETF and other reference assets, the Fund is indirectly exposed to companies across a range of market capitalizations. Small- and mid-capitalization companies held by the Underlying ETF may be more volatile and less liquid, and may have fewer financial resources, narrower product offerings, or greater sensitivity to individual contracts, programs, or customers. Large-capitalization companies may experience slower growth or be more exposed to broad industry, regulatory, or geopolitical headwinds due to their scale, which can cause them to underperform in certain market conditions. These capitalization-related risks may adversely affect the Underlying ETF's daily investment results and, because the Fund seeks leveraged daily exposure, may result in magnified volatility and losses in the Fund's NAV due to leverage and the effects of daily reset and compounding.

Corgi U.S. War Machine 2x Daily ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Concentration Risk.
The Fund, as an independent fundamental policy, will concentrate its investments (i.e., invest more than 25% of its net assets) in the defense and aerospace industries and oil and gas industries or related industries. This concentration policy does not depend on or derive from the Underlying ETF's concentration policy. The Fund may be more sensitive to adverse economic, business, regulatory, environmental, or market developments affecting those industries than a fund that invests more broadly across multiple sectors, and the Fund's performance may be more volatile. Because the Fund seeks leveraged (2x) daily exposure, adverse developments affecting concentrated industries may have a magnified effect on the Fund's net asset value.

Corgi U.S. War Machine 2x Daily ETF | Conflict and Spending Cycle Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Conflict and Spending Cycle Risk.
Through its exposure to the Corgi U.S. War Machine ETF and other reference assets, the Fund is indirectly exposed to companies whose revenues and valuations may be influenced by geopolitical conditions and the level, timing, and composition of U.S. and allied defense and security spending. Increased conflict, military activity, or heightened geopolitical tensions may increase demand for certain defense, security, or energy-related goods and services, while de-escalation, ceasefires, changes in threat assessments, or shifts in procurement priorities may reduce demand, backlog visibility, or expected growth for issuers held by the Underlying ETF. These dynamics may adversely affect the Underlying ETF's daily investment results and, because the Fund seeks leveraged daily exposure, such adverse impacts may be magnified in the Fund's NAV due to leverage and the effects of daily reset and compounding.

Corgi U.S. War Machine 2x Daily ETF | Government Contract and Program Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Government Contract and Program Concentration Risk.
Through its exposure to the Underlying ETF and other reference assets, the Fund is indirectly exposed to defense- and security-oriented companies that may rely on a limited number of government customers, contract awards, and large, multi-year programs. Budget negotiations, appropriations delays, procurement timing changes, program restructurings or cancellations, contract disputes, performance shortfalls, or changes in payment schedules may create revenue volatility, margin pressure, or working capital strain for issuers held by the Underlying ETF. These factors may negatively affect the Underlying ETF's daily investment results and, because the Fund seeks daily investment results equal to twice the daily performance of the Underlying ETF, may be magnified in the Fund's NAV due to leverage and daily compounding.

Corgi U.S. War Machine 2x Daily ETF | Export Controls, Sanctions, and Defense Industry Regulation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Export Controls, Sanctions, and Defense Industry Regulation Risk.
The Fund, through its exposure to the Underlying ETF and other reference assets, is indirectly exposed to companies subject to extensive regulation and oversight, including export controls, licensing regimes, sanctions, and restrictions on sales to certain countries, entities, or end users. Changes in laws, regulations, international agreements, or enforcement priorities may limit an issuer's ability to sell products or services, delay deliveries, increase compliance costs, or result in penalties or reputational harm. Such regulatory developments may adversely affect the Underlying ETF's daily performance and, because the Fund seeks leveraged daily exposure, may be magnified in the Fund's NAV due to leverage and the effects of daily reset and compounding.

Corgi U.S. War Machine 2x Daily ETF | Cybersecurity and Information Security Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Cybersecurity and Information Security Risk.
Through its exposure to the Underlying ETF and other reference assets, the Fund is indirectly exposed to companies involved in secure communications, intelligence, surveillance, sensing, mission-critical software, cybersecurity, and other defense- and security-related technologies that may face heightened cybersecurity and information security risks. Cyber incidents, data breaches, supply chain compromises, system failures, or unauthorized access may disrupt operations, lead to liability, result in the loss or suspension of contracts, increase remediation and compliance costs, or cause reputational damage for issuers held by the Underlying ETF. These events may negatively affect the Underlying ETF's daily investment results and, because the Fund seeks daily investment results equal to twice the daily performance of the Underlying ETF, may result in amplified declines in the Fund's NAV due to leverage and daily compounding.

Corgi U.S. War Machine 2x Daily ETF | Oil and Gas Price and Margin Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Oil and Gas Price and Margin Volatility Risk.
Through its exposure to the Underlying ETF and other reference assets, the Fund is indirectly exposed to oil and gas companies whose financial performance may be sensitive to changes in commodity prices, supply disruptions, production decisions, refining and transportation margins, inventory levels, and geopolitical developments. Periods of declining energy prices, narrowing margins, or reduced investment activity may adversely affect cash flows and profitability for issuers held by the Underlying ETF, while operational, regulatory, or environmental incidents may increase costs and liabilities. These factors may negatively affect the Underlying ETF's daily performance and, because the Fund seeks leveraged daily exposure, may be magnified in the Fund's NAV due to leverage and daily reset and compounding.

Corgi U.S. War Machine 2x Daily ETF | Energy Transition and Environmental Regulation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Energy Transition and Environmental Regulation Risk.
The Fund, through its exposure to the Underlying ETF and other reference assets, is indirectly exposed to oil and gas companies that may be affected by environmental and climate-related regulation, emissions limits, permitting requirements, litigation, and shifts in consumer, governmental, or investor preferences. These factors may increase compliance costs, restrict operations, reduce demand for fossil fuels, or result in stranded assets for issuers held by the Underlying ETF. Such developments may adversely affect the Underlying ETF's daily investment results and, because the Fund seeks daily investment results equal to twice the daily performance of the Underlying ETF, may be magnified in the Fund's NAV due to leverage and daily compounding.

Corgi U.S. War Machine 2x Daily ETF | SPV and Private Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
SPV and Private Investment Risk.
Through its exposure to the Underlying ETF and other reference assets, the Fund may be indirectly exposed to special purpose vehicles, which may be less transparent, more thinly traded, and more volatile than operating companies. These structures may involve conflicts of interest, additional fees, dilution from sponsor incentives or warrants, pressure to complete acquisitions within specified timeframes, valuation uncertainty, and limitations on liquidity or transfers, any of which may increase losses or make it difficult for the Underlying ETF to exit positions at favorable prices. Such risks may negatively affect the Underlying ETF's daily investment results and, because the Fund seeks daily investment results equal to twice the daily performance of the Underlying ETF, may be magnified in the Fund's NAV due to leverage and daily compounding.

Corgi U.S. War Machine 2x Daily ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment.
Corgi U.S. War Machine 2x Daily ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.
Corgi Buy Now Pay Later 2x Daily ETF
Prospectus [Line Items]
Risk [Text Block]	The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.
Corgi Buy Now Pay Later 2x Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk.
The Fund uses leverage to target approximately 2x the Underlying ETF's daily return. Losses are magnified relative to the Underlying ETF. If the Underlying ETF declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Corgi Buy Now Pay Later 2x Daily ETF | Compounding and Daily Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Compounding and Daily Rebalancing Risk.
The Fund seeks 2x the Underlying ETF's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying ETF returns, and Underlying ETF volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying ETF return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying ETF return for the period, and you could lose money even if the Underlying ETF is flat or rises over the holding period.
The following table illustrates the impact of Underlying ETF volatility and Underlying ETF return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, you should consider monitoring your investments in the Fund in light of your individual investment goals and risk tolerance. The table uses hypothetical annualized Underlying ETF volatility and Underlying ETF returns to illustrate the impact of these two principal factors on Fund performance over a one-year period. It does not represent actual returns. Each row corresponds to the level of a hypothetical Underlying ETF return for a one-year period. Each column corresponds to a level of hypothetical annualized Underlying ETF volatility.
Estimated Fund Returns
Underlying ETF Performance		Underlying ETF Annualized Volatility
One Year Return	Two times (2x) Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%
Assumes: (a) no dividends paid with respect to securities of the Underlying ETF; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leveraged exposure) of zero percent. If these were included, the Fund’s performance would be different from that shown.

Corgi Buy Now Pay Later 2x Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Correlation Risk.
The Fund seeks approximately 2x the daily performance of the Underlying ETF but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Corgi Buy Now Pay Later 2x Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk.
To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Corgi Buy Now Pay Later 2x Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk.
The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Corgi Buy Now Pay Later 2x Daily ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Indirect Investment Risk.
The Fund gains exposure to an Underlying ETF that is not involved in this offering. The Fund has no control over the Underlying ETF. Fund shareholders have no voting or distribution rights with respect to the Underlying ETF, and actions taken by the Underlying ETF could negatively affect the Fund's performance.

Corgi Buy Now Pay Later 2x Daily ETF | Financing, Margin, and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Financing, Margin, and Interest Rate Risk.
The Fund’s use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund’s financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Corgi Buy Now Pay Later 2x Daily ETF | Non-Diversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risk.
As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.

Corgi Buy Now Pay Later 2x Daily ETF | ETF Trading, Premium/Discount and Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
ETF Trading, Premium/Discount and Authorized Participant Concentration Risk.
Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Corgi Buy Now Pay Later 2x Daily ETF | Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk.
To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

Corgi Buy Now Pay Later 2x Daily ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.
Corgi Buy Now Pay Later 2x Daily ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Corgi Buy Now Pay Later 2x Daily ETF | Limited Shareholder Rights Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Limited Shareholder Rights Risk.
The Trust’s governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings, and the Board can take certain actions without a shareholder vote (including, in some cases, liquidating the Fund). These provisions can make it harder, more expensive, or slower for shareholders to bring claims or to influence how the Trust or the Fund is run, including because certain claims (other than claims arising under the federal securities laws) may be subject to a waiver of the right to a jury trial.

Corgi Buy Now Pay Later 2x Daily ETF | Capitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Capitalization Risk.
Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to the risks associated with the market capitalizations of companies held by the Underlying ETF. To the extent the Underlying ETF invests in small- and mid-capitalization companies, those issuers may be more volatile and less liquid than larger companies and may have fewer financial resources, narrower product lines, and greater sensitivity to a single product line, customer, or supplier. To the extent the Underlying ETF invests in large-capitalization companies, those issuers may be less able to sustain high growth rates and may be more exposed to broad industry headwinds given their scale, which can cause them to lag during periods when smaller competitors outperform. These factors may negatively affect the Underlying ETF and, in turn, the Fund, and any resulting declines may be magnified because the Fund seeks leveraged exposure.

Corgi Buy Now Pay Later 2x Daily ETF | Foreign Securities and Closed Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Foreign Securities and Closed Market Risk.
Through its exposure to the Underlying ETF, the Fund is indirectly exposed to risks associated with investments in non-U.S. companies, including differences in accounting and financial reporting standards, less publicly available information, different regulatory and legal frameworks, currency exchange rate fluctuations, political and economic instability, and potential restrictions on the repatriation of proceeds. Where the Underlying ETF’s securities trade on a market that is closed when U.S. markets are open, the last quoted price from the foreign market may not reflect current conditions, which could contribute to differences between the market price of the Fund’s shares and the Fund’s NAV.

Corgi Buy Now Pay Later 2x Daily ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Concentration Risk.
The Fund, as an independent fundamental policy, will concentrate its investments (i.e., invest more than 25% of its net assets) in the buy now pay later industry or related industries. This concentration policy does not depend on or derive from the Underlying ETF's concentration policy. The Fund may be more sensitive to adverse economic, business, regulatory, environmental, or market developments affecting those industries than a fund that invests more broadly across multiple sectors, and the Fund's performance may be more volatile. Because the Fund seeks leveraged (2x) daily exposure, adverse developments affecting concentrated industries may have a magnified effect on the Fund's net asset value.

Corgi Buy Now Pay Later 2x Daily ETF | Credit Loss and Underwriting Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Credit Loss and Underwriting Risk.
Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to risks that buy now, pay later ("BNPL") and installment credit models are subject to consumer default risk, fraud, and underwriting errors. To the extent the Underlying ETF invests in buy now, pay later ("BNPL") providers, point-of-sale financing platforms, or related service companies, higher delinquencies, charge-offs, or fraud losses may increase loss provisions, reduce profitability, and pressure capital and liquidity metrics. Deterioration in credit performance may also lead issuers to tighten underwriting standards, reduce approved volume, or curtail certain products or merchant categories, which can slow growth and reduce revenues for companies held by the Underlying ETF. These developments may adversely affect the Underlying ETF and, in turn, the Fund. Because the Fund seeks leveraged exposure, adverse impacts may be magnified in the Fund's net asset value.

Corgi Buy Now Pay Later 2x Daily ETF | Competition and Margin Pressure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Competition and Margin Pressure Risk.
Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to competitive dynamics in the buy now, pay later ("BNPL") and point-of-sale financing industry. To the extent the Underlying ETF invests in issuers in this ecosystem, pricing pressure, promotional subsidies, and shifts in merchant economics may reduce take rates and compress margins. Increased competition from banks, card networks, fintechs, and large technology platforms may raise customer and merchant acquisition costs, increase incentives paid to merchants or users, and accelerate product displacement, which can adversely affect the revenues and profitability of issuers held by the Underlying ETF. These factors may adversely affect the Underlying ETF and the Fund. Because the Fund seeks leveraged exposure, adverse impacts may be magnified.

Corgi Buy Now Pay Later 2x Daily ETF | Funding Interest Rate and Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Funding, Interest Rate, and Liquidity Risk.
Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to the risk that many buy now, pay later ("BNPL") models depend on external funding. To the extent the Underlying ETF invests in issuers that rely on capital markets, bank partnerships, warehouse facilities, or securitizations to fund receivables, rising interest rates, widening credit spreads, rating or collateral constraints, or reduced market liquidity may increase funding costs and reduce the availability of financing. Higher funding costs or reduced access to funding can compress unit economics, limit originations, and increase refinancing risk for issuers held by the Underlying ETF, which may adversely affect the Underlying ETF and the Fund. Because the Fund seeks leveraged exposure, adverse impacts may be magnified.

Corgi Buy Now Pay Later 2x Daily ETF | Bank Partnership and Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Bank Partnership and Counterparty Risk.
Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to risks arising from reliance on third-party partners. To the extent the Underlying ETF invests in buy now, pay later ("BNPL") and point-of-sale financing companies that depend on bank partners, payment processors, payment networks, program managers, or other counterparties to originate, fund, process, or settle transactions, termination, non-renewal, or adverse changes in the terms of these relationships may disrupt operations, increase costs, reduce product availability, or impair growth. Counterparty financial distress, operational failures, cybersecurity incidents, or compliance issues may also lead to delays in settlement, higher chargebacks, losses, or regulatory scrutiny for issuers held by the Underlying ETF. These developments may adversely affect the Underlying ETF and, in turn, the Fund. Because the Fund seeks leveraged exposure, adverse impacts may be magnified.

Corgi Buy Now Pay Later 2x Daily ETF | Regulatory and Consumer Protection Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Regulatory and Consumer Protection Risk.
Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to evolving regulation of installment credit and consumer financial products. To the extent the Underlying ETF invests in buy now, pay later ("BNPL") providers or related financial services companies, changes in consumer protection, disclosure, fair lending, and underwriting rules, as well as enforcement actions or litigation, may increase compliance costs, restrict fees or product terms, require changes to marketing or underwriting practices, or limit product offerings and customer eligibility. Regulatory developments may also affect bank partnership structures or licensing requirements, which can disrupt business models or reduce profitability for issuers held by the Underlying ETF. These factors may adversely affect the Underlying ETF and the Fund. Because the Fund seeks leveraged exposure, adverse impacts may be magnified.

Corgi Buy Now Pay Later 2x Daily ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment.
Corgi Buy Now Pay Later 2x Daily ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.
Corgi Space & Satellite Communications 2x Daily ETF
Prospectus [Line Items]
Risk [Text Block]
The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Corgi Space & Satellite Communications 2x Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk.
The Fund uses leverage to target approximately 2x the Underlying ETF's daily return. Losses are magnified relative to the Underlying ETF. If the Underlying ETF declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Corgi Space & Satellite Communications 2x Daily ETF | Compounding and Daily Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Compounding and Daily Rebalancing Risk.
The Fund seeks 2x the Underlying ETF's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying ETF returns, and Underlying ETF volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying ETF return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying ETF return for the period, and you could lose money even if the Underlying ETF is flat or rises over the holding period.
The following table illustrates the impact of Underlying ETF volatility and Underlying ETF return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, you should consider monitoring your investments in the Fund in light of your individual investment goals and risk tolerance.
The table uses hypothetical annualized Underlying ETF volatility and Underlying ETF returns to illustrate the impact of these two principal factors on Fund performance over a one-year period. It does not represent actual returns. Each row corresponds to the level of a hypothetical Underlying ETF return for a one-year period. Each column corresponds to a level of hypothetical annualized Underlying ETF volatility.

Estimated Fund Returns
Underlying ETF Performance		Underlying ETF Annualized Volatility
One Year Return	Two times (2x) Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%
Assumes: (a) no dividends paid with respect to securities of the Underlying ETF; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leveraged exposure) of zero percent. If these were included, the Fund’s performance would be different from that shown.

Corgi Space & Satellite Communications 2x Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Correlation Risk.
The Fund seeks approximately 2x the daily performance of the Underlying ETF but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Corgi Space & Satellite Communications 2x Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk.
To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Corgi Space & Satellite Communications 2x Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk.
The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Corgi Space & Satellite Communications 2x Daily ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Indirect Investment Risk.
The Fund gains exposure to an Underlying ETF that is not involved in this offering. The Fund has no control over the Underlying ETF. Fund shareholders have no voting or distribution rights with respect to the Underlying ETF, and actions taken by the Underlying ETF could negatively affect the Fund's performance.

Corgi Space & Satellite Communications 2x Daily ETF | Financing, Margin, and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Financing, Margin, and Interest Rate Risk.
The Fund’s use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund’s financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Corgi Space & Satellite Communications 2x Daily ETF | Non-Diversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risk.
As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.

Corgi Space & Satellite Communications 2x Daily ETF | ETF Trading, Premium/Discount and Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
ETF Trading, Premium/Discount and Authorized Participant Concentration Risk.
Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Corgi Space & Satellite Communications 2x Daily ETF | Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk.
To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

Corgi Space & Satellite Communications 2x Daily ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.
Corgi Space & Satellite Communications 2x Daily ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Corgi Space & Satellite Communications 2x Daily ETF | Limited Shareholder Rights Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Limited Shareholder Rights Risk.
The Trust’s governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings, and the Board can take certain actions without a shareholder vote (including, in some cases, liquidating the Fund). These provisions can make it harder, more expensive, or slower for shareholders to bring claims or to influence how the Trust or the Fund is run, including because certain claims (other than claims arising under the federal securities laws) may be subject to a waiver of the right to a jury trial.

Corgi Space & Satellite Communications 2x Daily ETF | Capitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Capitalization Risk.
Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to the risks associated with the market capitalizations of companies held by the Underlying ETF. To the extent the Underlying ETF invests in small- and mid-capitalization companies, those issuers may be more volatile and less liquid than larger companies and may have fewer financial resources, narrower product lines, and greater sensitivity to a single program, customer, or supplier. To the extent the Underlying ETF invests in large-capitalization companies, those issuers may be less able to sustain high growth rates and may be more exposed to broad industry headwinds given their scale, which can cause them to lag during periods when smaller competitors outperform. These factors may negatively affect the Underlying ETF and, in turn, the Fund, and any resulting declines may be magnified because the Fund seeks leveraged exposure.

Corgi Space & Satellite Communications 2x Daily ETF | Foreign Securities and Closed Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Foreign Securities and Closed Market Risk.
Through its exposure to the Underlying ETF, the Fund is indirectly exposed to risks associated with investments in non-U.S. companies, including differences in accounting and financial reporting standards, less publicly available information, different regulatory and legal frameworks, currency exchange rate fluctuations, political and economic instability, and potential restrictions on the repatriation of proceeds. Where the Underlying ETF’s securities trade on a market that is closed when U.S. markets are open, the last quoted price from the foreign market may not reflect current conditions, which could contribute to differences between the market price of the Fund’s shares and the Fund’s NAV.

Corgi Space & Satellite Communications 2x Daily ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Concentration Risk.
The Fund, as an independent fundamental policy, will concentrate its investments (i.e., invest more than 25% of its net assets) in the space and satellite communications industry or related industries. This concentration policy does not depend on or derive from the Underlying ETF's concentration policy. The Fund may be more sensitive to adverse economic, business, regulatory, environmental, or market developments affecting those industries than a fund that invests more broadly across multiple sectors, and the Fund's performance may be more volatile. Because the Fund seeks leveraged (2x) daily exposure, adverse developments affecting concentrated industries may have a magnified effect on the Fund's net asset value.

Corgi Space & Satellite Communications 2x Daily ETF | Launch, Deployment, and Mission Failure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Launch, Deployment, and Mission Failure Risk.
Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to risks affecting space systems, including launch failure, satellite deployment anomalies, and on-orbit malfunction. To the extent the Underlying ETF invests in satellite operators, launch providers, space manufacturers, or enabling component and service companies, a single mission failure or material anomaly may result in significant losses, service interruptions, contractual penalties, higher insurance costs, delayed revenue recognition, and reduced customer confidence. Such events may also trigger additional scrutiny of designs, manufacturing processes, or launch cadence, which can increase costs and reduce expected growth for issuers held by the Underlying ETF. These developments may adversely affect the Underlying ETF and, in turn, the Fund. Because the Fund seeks leveraged exposure, adverse impacts may be magnified in the Fund's net asset value.

Corgi Space & Satellite Communications 2x Daily ETF | Capital Intensity and Long Payback Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Capital Intensity and Long Payback Risk.
Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to the risk that many space-related businesses require large upfront investment with long development and revenue cycles. To the extent the Underlying ETF invests in issuers developing satellites, launch systems, ground infrastructure, or space-enabled services, delays in manufacturing, launch schedules, integration, or customer adoption may impair project returns, increase costs, and require additional financing. Long payback periods may heighten sensitivity to changes in capital markets, interest rates, or investor risk appetite, which can increase refinancing risk and pressure valuations for issuers held by the Underlying ETF. These factors may adversely affect the Underlying ETF and the Fund. Because the Fund seeks leveraged exposure, adverse impacts may be magnified.

Corgi Space & Satellite Communications 2x Daily ETF | Spectrum, Licensing, and Regulatory Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Spectrum, Licensing, and Regulatory Risk.
Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to risks that satellite communications and related services depend on spectrum rights, international coordination, licensing, and compliance with space and telecommunications rules. To the extent the Underlying ETF invests in issuers reliant on spectrum access and regulatory approvals, changes in regulation, interference disputes, adverse licensing outcomes, failure to meet regulatory milestones, or loss, limitation, or non-renewal of licenses may restrict operations, delay deployments, increase compliance costs, or reduce expected revenues. These developments may adversely affect issuers held by the Underlying ETF, the Underlying ETF's performance, and the Fund. Because the Fund seeks leveraged exposure, adverse impacts may be magnified.

Corgi Space & Satellite Communications 2x Daily ETF | Space Environment and Debris Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Space Environment and Debris Risk.
Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to risks associated with the space environment and increasing orbital congestion. To the extent the Underlying ETF invests in satellite operators or other space-based businesses, radiation, solar activity, and debris may damage assets, degrade performance, or shorten useful life. Collisions or close-approach events involving space debris or other satellites can result in service interruptions, loss of spacecraft, higher operating and insurance costs, and increased regulatory scrutiny. Requirements related to collision avoidance, maneuvering, tracking, and end-of-life disposal may increase operating costs or limit operational flexibility for issuers held by the Underlying ETF, which may adversely affect the Underlying ETF and the Fund. Because the Fund seeks leveraged exposure, adverse impacts may be magnified.

Corgi Space & Satellite Communications 2x Daily ETF | Government Customer, Policy, and Budget Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Government Customer, Policy, and Budget Risk.
Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to the risk that certain issuers held by the Underlying ETF have significant exposure to government customers or are affected by government policy decisions. Government budgets, procurement priorities, contract awards, renewal timing, security requirements, and changes in regulatory or policy frameworks may reduce demand, delay revenue recognition, or increase compliance costs for companies held by the Underlying ETF. In addition, government contracting may involve bid protests, contract renegotiations, performance disputes, audits, investigations, or other oversight actions that can increase costs or limit eligibility for future awards. These factors may adversely affect the Underlying ETF and, in turn, the Fund. Because the Fund seeks leveraged exposure, adverse impacts may be magnified.

Corgi Space & Satellite Communications 2x Daily ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment.
Corgi Space & Satellite Communications 2x Daily ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.
Corgi IP Licensing & Royalties 2x Daily ETF
Prospectus [Line Items]
Risk [Text Block]	The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.
Corgi IP Licensing & Royalties 2x Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk.
The Fund uses leverage to target approximately 2x the Underlying ETF's daily return. Losses are magnified relative to the Underlying ETF. If the Underlying ETF declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Corgi IP Licensing & Royalties 2x Daily ETF | Compounding and Daily Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Compounding and Daily Rebalancing Risk.
The Fund seeks 2x the Underlying ETF's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying ETF returns, and Underlying ETF volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying ETF return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying ETF return for the period, and you could lose money even if the Underlying ETF is flat or rises over the holding period.
The following table illustrates the impact of Underlying ETF volatility and Underlying ETF return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, you should consider monitoring your investments in the Fund in light of your individual investment goals and risk tolerance.
The table uses hypothetical annualized Underlying ETF volatility and Underlying ETF returns to illustrate the impact of these two principal factors on Fund performance over a one-year period. It does not represent actual returns. Each row corresponds to the level of a hypothetical Underlying ETF return for a one-year period. Each column corresponds to a level of hypothetical annualized Underlying ETF volatility.

Estimated Fund Returns
Underlying ETF Performance		Underlying ETF Annualized Volatility
One Year Return	Two times (2x) Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%
Assumes: (a) no dividends paid with respect to securities of the Underlying ETF; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leveraged exposure) of zero percent. If these were included, the Fund’s performance would be different from that shown.

Corgi IP Licensing & Royalties 2x Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Correlation Risk.
The Fund seeks approximately 2x the daily performance of the Underlying ETF but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Corgi IP Licensing & Royalties 2x Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk.
To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Corgi IP Licensing & Royalties 2x Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk.
The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Corgi IP Licensing & Royalties 2x Daily ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Indirect Investment Risk.
The Fund gains exposure to an Underlying ETF that is not involved in this offering. The Fund has no control over the Underlying ETF. Fund shareholders have no voting or distribution rights with respect to the Underlying ETF, and actions taken by the Underlying ETF could negatively affect the Fund's performance.

Corgi IP Licensing & Royalties 2x Daily ETF | Financing, Margin, and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Financing, Margin, and Interest Rate Risk.
The Fund’s use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund’s financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Corgi IP Licensing & Royalties 2x Daily ETF | Non-Diversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risk.
As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.

Corgi IP Licensing & Royalties 2x Daily ETF | ETF Trading, Premium/Discount and Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
ETF Trading, Premium/Discount and Authorized Participant Concentration Risk.
Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Corgi IP Licensing & Royalties 2x Daily ETF | Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk.
To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

Corgi IP Licensing & Royalties 2x Daily ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.
Corgi IP Licensing & Royalties 2x Daily ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Corgi IP Licensing & Royalties 2x Daily ETF | Limited Shareholder Rights Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Limited Shareholder Rights Risk.
The Trust’s governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings, and the Board can take certain actions without a shareholder vote (including, in some cases, liquidating the Fund). These provisions can make it harder, more expensive, or slower for shareholders to bring claims or to influence how the Trust or the Fund is run, including because certain claims (other than claims arising under the federal securities laws) may be subject to a waiver of the right to a jury trial.

Corgi IP Licensing & Royalties 2x Daily ETF | Capitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Capitalization Risk.
Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to the risks associated with the market capitalizations of companies held by the Underlying ETF. To the extent the Underlying ETF invests in small- and mid-capitalization companies, those issuers may be more volatile and less liquid than larger companies and may have fewer financial resources, narrower product lines, and greater sensitivity to a single product line, customer, or supplier. To the extent the Underlying ETF invests in large-capitalization companies, those issuers may be less able to sustain high growth rates and may be more exposed to broad industry headwinds given their scale, which can cause them to lag during periods when smaller competitors outperform. These factors may negatively affect the Underlying ETF and, in turn, the Fund, and any resulting declines may be magnified because the Fund seeks leveraged exposure.

Corgi IP Licensing & Royalties 2x Daily ETF | Foreign Securities and Closed Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Foreign Securities and Closed Market Risk.
Through its exposure to the Underlying ETF, the Fund is indirectly exposed to risks associated with investments in non-U.S. companies, including differences in accounting and financial reporting standards, less publicly available information, different regulatory and legal frameworks, currency exchange rate fluctuations, political and economic instability, and potential restrictions on the repatriation of proceeds. Where the Underlying ETF’s securities trade on a market that is closed when U.S. markets are open, the last quoted price from the foreign market may not reflect current conditions, which could contribute to differences between the market price of the Fund’s shares and the Fund’s NAV.

Corgi IP Licensing & Royalties 2x Daily ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Concentration Risk.
The Fund, as an independent fundamental policy, will concentrate its investments (i.e., invest more than 25% of its net assets) in industries and business models materially driven by IP licensing, royalty streams, standards-essential technologies, brand and trademark monetization, content and franchise economics, and other IP-related revenue models. This concentration policy does not depend on or derive from the Underlying ETF's concentration policy. The Fund may be more sensitive to adverse economic, business, regulatory, environmental, or market developments affecting those industries than a fund that invests more broadly across multiple sectors, and the Fund's performance may be more volatile. Because the Fund seeks leveraged (2x) daily exposure, adverse developments affecting concentrated industries may have a magnified effect on the Fund's net asset value.

Corgi IP Licensing & Royalties 2x Daily ETF | Intellectual Property Monetization Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Intellectual Property Monetization Strategy Risk.
Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to the risk that companies held by the Underlying ETF depend in part on the creation, protection, and monetization of intellectual property ("IP"). To the extent the Underlying ETF invests in issuers with material IP-driven revenue streams or valuations, the market value of those issuers may be sensitive to technology shifts, legal outcomes, competitive dynamics, and changes in the market's willingness to pay for IP. IP-related business models can be affected by shifts in negotiating leverage, customer demand for licensed rights, platform policy changes, and enforcement outcomes, which may cause the Underlying ETF to underperform other equity funds and may adversely affect the Fund. Because the Fund seeks leveraged exposure, adverse impacts may be magnified in the Fund's net asset value.

Corgi IP Licensing & Royalties 2x Daily ETF | IP Revenue Variability, Contract Concentration, and Collection Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
IP Revenue Variability, Contract Concentration, and Collection Risk.
Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to the risk that IP-related revenues may be less predictable than product sales. To the extent the Underlying ETF invests in issuers that generate licensing fees, royalties, or other IP-based income, period-to-period results may be affected by the timing of contract renewals, new licensing agreements, audits, true-ups, litigation outcomes, or one-time settlements. Certain issuers may rely on a limited number of large licensees, distribution partners, platforms, or franchise counterparties, which can increase exposure to counterparty concentration. Underreporting, delayed payments, disagreements over calculations, chargebacks, counterparty financial distress, or bankruptcy of a significant licensee or distributor may reduce collections, increase costs, and pressure cash flows for issuers held by the Underlying ETF, which may adversely affect the Underlying ETF and the Fund. Because the Fund seeks leveraged exposure, adverse impacts may be magnified.

Corgi IP Licensing & Royalties 2x Daily ETF | IP Litigation, Enforcement, and Regulatory or Antitrust Scrutiny Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
IP Litigation, Enforcement, and Regulatory or Antitrust Scrutiny Risk.
Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to litigation and regulatory risks associated with IP monetization. To the extent the Underlying ETF invests in issuers that license or assert IP rights, those issuers may be involved in litigation, arbitration, or administrative proceedings regarding infringement, validity, enforceability, ownership, or contract interpretation. These matters are costly, time-consuming, and uncertain and may result in adverse judgments, injunctions, reduced royalty rates, unfavorable settlements, or reputational harm. IP licensing practices, platform policies, and certain monetization arrangements may also be subject to competition laws and other regulatory regimes, and investigations, enforcement actions, or reforms affecting damages, injunction standards, licensing practices, or platform and distribution rules could increase compliance costs or reduce monetization opportunities for issuers held by the Underlying ETF. These developments may adversely affect the Underlying ETF and the Fund. Because the Fund seeks leveraged exposure, adverse impacts may be magnified.

Corgi IP Licensing & Royalties 2x Daily ETF | Patent and Technology Relevance Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Patent and Technology Relevance Risk.
Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to the risk that the value of patent portfolios may decline over time. To the extent the Underlying ETF invests in issuers with material patent assets, patents may expire, be challenged or invalidated, or become less relevant to new technologies, standards, and product architectures. IP monetization may also be sensitive to changes in technology standards and platform economics, such as transitions between wireless generations, new device architectures, codecs, or distribution platforms. If an issuer's IP becomes less important to prevailing standards or platforms, licensing demand, negotiation leverage, and royalty rates may decline, which may adversely affect issuers held by the Underlying ETF, the Underlying ETF's performance, and the Fund. Because the Fund seeks leveraged exposure, adverse impacts may be magnified.

Corgi IP Licensing & Royalties 2x Daily ETF | Content, Brand, Intangible Asset, and CrossBorder Enforcement Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Content, Brand, Intangible Asset, and Cross-Border Enforcement Risk.
Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to risks affecting issuers whose IP is primarily content, characters, brands, or trademarks. To the extent the Underlying ETF invests in such issuers, monetization may depend on consumer preferences, cultural trends, release execution, advertising demand, and distribution economics, and underperformance of key releases, unfavorable changes in platform or distributor terms, piracy, or brand dilution may reduce revenues and profitability. The value of acquired IP, content libraries, trademarks, and other intangible assets can be difficult to assess and may be written down if expected cash flows decline, which may negatively affect valuations of issuers held by the Underlying ETF. In addition, IP rights and remedies vary by jurisdiction, and changes in foreign laws, court practices, trade restrictions, sanctions, or geopolitical developments may reduce the effectiveness of IP protection or limit the ability to monetize IP globally. These factors may adversely affect the Underlying ETF and the Fund. Because the Fund seeks leveraged exposure, adverse impacts may be magnified.

Corgi IP Licensing & Royalties 2x Daily ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment
Corgi IP Licensing & Royalties 2x Daily ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.
Corgi Drones & Urban Air Mobility 2x Daily ETF
Prospectus [Line Items]
Risk [Text Block]	The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.
Corgi Drones & Urban Air Mobility 2x Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk.
The Fund uses leverage to target approximately 2x the Underlying ETF's daily return. Losses are magnified relative to the Underlying ETF. If the Underlying ETF declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Corgi Drones & Urban Air Mobility 2x Daily ETF | Compounding and Daily Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Compounding and Daily Rebalancing Risk.
The Fund seeks 2x the Underlying ETF's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying ETF returns, and Underlying ETF volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying ETF return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying ETF return for the period, and you could lose money even if the Underlying ETF is flat or rises over the holding period.
The following table illustrates the impact of Underlying ETF volatility and Underlying ETF return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, you should consider monitoring your investments in the Fund in light of your individual investment goals and risk tolerance.
The table uses hypothetical annualized Underlying ETF volatility and Underlying ETF returns to illustrate the impact of these two principal factors on Fund performance over a one-year period. It does not represent actual returns. Each row corresponds to the level of a hypothetical Underlying ETF return for a one-year period. Each column corresponds to a level of hypothetical annualized Underlying ETF volatility.

Estimated Fund Returns
Underlying ETF Performance		Underlying ETF Annualized Volatility
One Year Return	Two times (2x) Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%
Assumes: (a) no dividends paid with respect to securities of the Underlying ETF; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leveraged exposure) of zero percent. If these were included, the Fund’s performance would be different from that shown.

Corgi Drones & Urban Air Mobility 2x Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Correlation Risk.
The Fund seeks approximately 2x the daily performance of the Underlying ETF but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Corgi Drones & Urban Air Mobility 2x Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk.
To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Corgi Drones & Urban Air Mobility 2x Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk.
The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Corgi Drones & Urban Air Mobility 2x Daily ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Indirect Investment Risk.
The Fund gains exposure to an Underlying ETF that is not involved in this offering. The Fund has no control over the Underlying ETF. Fund shareholders have no voting or distribution rights with respect to the Underlying ETF, and actions taken by the Underlying ETF could negatively affect the Fund's performance.

Corgi Drones & Urban Air Mobility 2x Daily ETF | Financing, Margin, and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Financing, Margin, and Interest Rate Risk.
The Fund’s use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund’s financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Corgi Drones & Urban Air Mobility 2x Daily ETF | Non-Diversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risk.
As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.

Corgi Drones & Urban Air Mobility 2x Daily ETF | ETF Trading, Premium/Discount and Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
ETF Trading, Premium/Discount and Authorized Participant Concentration Risk.
Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Corgi Drones & Urban Air Mobility 2x Daily ETF | Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk.
To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

Corgi Drones & Urban Air Mobility 2x Daily ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.
Corgi Drones & Urban Air Mobility 2x Daily ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Corgi Drones & Urban Air Mobility 2x Daily ETF | Limited Shareholder Rights Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Limited Shareholder Rights Risk.
The Trust’s governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings, and the Board can take certain actions without a shareholder vote (including, in some cases, liquidating the Fund). These provisions can make it harder, more expensive, or slower for shareholders to bring claims or to influence how the Trust or the Fund is run, including because certain claims (other than claims arising under the federal securities laws) may be subject to a waiver of the right to a jury trial.

Corgi Drones & Urban Air Mobility 2x Daily ETF | Capitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Capitalization Risk.
Through its exposure to the Underlying ETF and other reference assets, the Fund is indirectly exposed to companies across a range of market capitalizations. Small- and mid-capitalization companies held by the Underlying ETF may be more volatile and less liquid, and may have more limited financial resources, narrower product offerings, or greater sensitivity to individual development programs, customers, or funding sources. Large-capitalization companies may experience slower growth or be more exposed to broad industry or macroeconomic headwinds due to their scale, which can cause them to underperform in certain market environments. These capitalization-related risks may adversely affect the Underlying ETF's daily investment results and, because the Fund seeks leveraged daily exposure, may result in magnified volatility and losses in the Fund's NAV due to leverage and the effects of daily reset and compounding.

Corgi Drones & Urban Air Mobility 2x Daily ETF | Foreign Securities and Closed Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Foreign Securities and Closed Market Risk.
Through its exposure to the Underlying ETF, the Fund is indirectly exposed to risks associated with investments in non-U.S. companies, including differences in accounting and financial reporting standards, less publicly available information, different regulatory and legal frameworks, currency exchange rate fluctuations, political and economic instability, and potential restrictions on the repatriation of proceeds. Where the Underlying ETF’s securities trade on a market that is closed when U.S. markets are open, the last quoted price from the foreign market may not reflect current conditions, which could contribute to differences between the market price of the Fund’s shares and the Fund’s NAV.

Corgi Drones & Urban Air Mobility 2x Daily ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Concentration Risk.
The Fund, as an independent fundamental policy, will concentrate its investments (i.e., invest more than 25% of its net assets) in the drones and UAM/AAM industries or related industries. This concentration policy does not depend on or derive from the Underlying ETF's concentration policy. The Fund may be more sensitive to adverse economic, business, regulatory, environmental, or market developments affecting those industries than a fund that invests more broadly across multiple sectors, and the Fund's performance may be more volatile. Because the Fund seeks leveraged (2x) daily exposure, adverse developments affecting concentrated industries may have a magnified effect on the Fund's net asset value.

Corgi Drones & Urban Air Mobility 2x Daily ETF | Drone and Urban Air Mobility Industry and Technology Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Drone and Urban Air Mobility Industry and Technology Risk.
Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to risks affecting companies in the drones, unmanned aircraft systems ("UAS"), and urban air mobility and advanced air mobility ("UAM/AAM") ecosystem. To the extent the Underlying ETF invests in issuers with material exposure to these technologies and end markets, those companies may be affected by rapid technological change, evolving end-user adoption, intense competition, and the need for continued investment in research and development. The Underlying ETF's holdings may also be exposed to the risk that drone, autonomy, sensing, communications, or battery technologies become outdated, are displaced by new solutions, or fail to perform as intended in real-world conditions, which can reduce demand, increase costs, and pressure margins. These factors may adversely affect issuers held by the Underlying ETF, the Underlying ETF's performance, and the Fund. Because the Fund seeks leveraged exposure, adverse impacts may be magnified in the Fund's net asset value.

Corgi Drones & Urban Air Mobility 2x Daily ETF | Regulatory Airspace Integration and DataPrivacy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Regulatory, Airspace Integration, and Data/Privacy Risk.
Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to regulatory risks affecting drone and UAM/AAM operations. To the extent the Underlying ETF invests in issuers that develop, manufacture, operate, or enable drone and UAM/AAM systems, their businesses may depend on complex and evolving laws, regulations, and approvals governing airspace access, safety, flight operations (including beyond visual line of sight ("BVLOS") permissions and operations in controlled airspace), remote identification, privacy, and data usage. Regulatory delays, restrictive rules, changing interpretations, or shifts in enforcement may limit growth, restrict use cases, increase compliance costs, or delay commercialization for issuers held by the Underlying ETF. These developments may adversely affect the Underlying ETF and, in turn, the Fund. Because the Fund seeks leveraged exposure, adverse impacts may be magnified.

Corgi Drones & Urban Air Mobility 2x Daily ETF | Certification Safety Reliability and Systems Integrity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Certification, Safety, Reliability, and Systems Integrity Risk.
Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to risks that UAM/AAM and certain drone applications may require aircraft certification, operational approvals, and demonstrated safety and reliability. To the extent the Underlying ETF invests in issuers developing aircraft, autonomy stacks, navigation, or related systems, accidents, battery incidents, software failures, navigation errors, jamming or spoofing, or perceived safety issues may result in litigation, reputational harm, product redesigns or recalls, higher insurance costs, regulatory actions, or reduced demand. Safety events or systems integrity failures may also delay certification timelines, constrain operations, and increase the cost of compliance for issuers held by the Underlying ETF, which may adversely affect the Underlying ETF and the Fund. Because the Fund seeks leveraged exposure, adverse impacts may be magnified.

Corgi Drones & Urban Air Mobility 2x Daily ETF | Counter Unmanned Aircraft Systems Government Defense Demand Supply Chain and Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counter-Unmanned Aircraft Systems, Government/Defense Demand, Supply Chain, and Geopolitical Risk.
Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to risks affecting companies that provide counter-unmanned aircraft systems ("counter-UAS"), surveillance, or public safety technologies, as well as issuers with government or defense-adjacent demand. To the extent the Underlying ETF invests in such issuers, they may be subject to political and regulatory scrutiny, restrictions on use, procurement delays, litigation, and reputational risks related to privacy, civil liberties, or law enforcement practices. Revenue and growth may also be affected by government budget cycles, contract delays, shifting procurement priorities, export controls, and heightened regulatory oversight. In addition, these businesses often rely on specialized components and global supply chains, including semiconductors, sensors, batteries, and certain critical inputs, and shortages, quality issues, sanctions, trade restrictions, or other geopolitical developments may increase costs, delay deliveries, or limit product availability. These factors may adversely affect issuers held by the Underlying ETF, the Underlying ETF's performance, and the Fund. Because the Fund seeks leveraged exposure, adverse impacts may be magnified.

Corgi Drones & Urban Air Mobility 2x Daily ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment.
Corgi Drones & Urban Air Mobility 2x Daily ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.
Corgi Digital Banking & Fintech Infrastructure 2x Daily ETF
Prospectus [Line Items]
Risk [Text Block]	The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.
Corgi Digital Banking & Fintech Infrastructure 2x Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk.
The Fund uses leverage to target approximately 2x the Underlying ETF's daily return. Losses are magnified relative to the Underlying ETF. If the Underlying ETF declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Corgi Digital Banking & Fintech Infrastructure 2x Daily ETF | Compounding and Daily Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Compounding and Daily Rebalancing Risk.
The Fund seeks 2x the Underlying ETF's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying ETF returns, and Underlying ETF volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying ETF return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying ETF return for the period, and you could lose money even if the Underlying ETF is flat or rises over the holding period.
The following table illustrates the impact of Underlying ETF volatility and Underlying ETF return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, you should consider monitoring your investments in the Fund in light of your individual investment goals and risk tolerance.
The table uses hypothetical annualized Underlying ETF volatility and Underlying ETF returns to illustrate the impact of these two principal factors on Fund performance over a one-year period. It does not represent actual returns. Each row corresponds to the level of a hypothetical Underlying ETF return for a one-year period. Each column corresponds to a level of hypothetical annualized Underlying ETF volatility.

Estimated Fund Returns
Underlying ETF Performance		Underlying ETF Annualized Volatility
One Year Return	Two times (2x) Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%
Assumes: (a) no dividends paid with respect to securities of the Underlying ETF; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leveraged exposure) of zero percent. If these were included, the Fund’s performance would be different from that shown.

Corgi Digital Banking & Fintech Infrastructure 2x Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Correlation Risk.
The Fund seeks approximately 2x the daily performance of the Underlying ETF but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Corgi Digital Banking & Fintech Infrastructure 2x Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk.
To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Corgi Digital Banking & Fintech Infrastructure 2x Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk.
The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Corgi Digital Banking & Fintech Infrastructure 2x Daily ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Indirect Investment Risk.
The Fund gains exposure to an Underlying ETF that is not involved in this offering. The Fund has no control over the Underlying ETF. Fund shareholders have no voting or distribution rights with respect to the Underlying ETF, and actions taken by the Underlying ETF could negatively affect the Fund's performance.

Corgi Digital Banking & Fintech Infrastructure 2x Daily ETF | Financing, Margin, and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Financing, Margin, and Interest Rate Risk.
The Fund’s use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund’s financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Corgi Digital Banking & Fintech Infrastructure 2x Daily ETF | Non-Diversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risk.
As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.

Corgi Digital Banking & Fintech Infrastructure 2x Daily ETF | ETF Trading, Premium/Discount and Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
ETF Trading, Premium/Discount and Authorized Participant Concentration Risk.
Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Corgi Digital Banking & Fintech Infrastructure 2x Daily ETF | Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk.
To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

Corgi Digital Banking & Fintech Infrastructure 2x Daily ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.
Corgi Digital Banking & Fintech Infrastructure 2x Daily ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Corgi Digital Banking & Fintech Infrastructure 2x Daily ETF | Limited Shareholder Rights Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Limited Shareholder Rights Risk.
The Trust’s governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings, and the Board can take certain actions without a shareholder vote (including, in some cases, liquidating the Fund). These provisions can make it harder, more expensive, or slower for shareholders to bring claims or to influence how the Trust or the Fund is run, including because certain claims (other than claims arising under the federal securities laws) may be subject to a waiver of the right to a jury trial.

Corgi Digital Banking & Fintech Infrastructure 2x Daily ETF | Capitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Capitalization Risk.
Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to the risks associated with the market capitalizations of companies held by the Underlying ETF. If the Underlying ETF holds small- and mid-capitalization companies, those issuers may be more volatile and less liquid than larger companies and may have fewer financial resources, narrower product lines, and greater sensitivity to a single program, customer, or supplier. If the Underlying ETF holds large-capitalization companies, those issuers may be less able to sustain high growth rates and may be more exposed to broad industry headwinds due to their scale, which can cause them to lag during periods when smaller competitors outperform. These factors may negatively affect the Underlying ETF and, in turn, the Fund, and any resulting declines may be magnified because the Fund seeks leveraged exposure.

Corgi Digital Banking & Fintech Infrastructure 2x Daily ETF | Foreign Securities and Closed Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Foreign Securities and Closed Market Risk.
Through its exposure to the Underlying ETF, the Fund is indirectly exposed to risks associated with investments in non-U.S. companies, including differences in accounting and financial reporting standards, less publicly available information, different regulatory and legal frameworks, currency exchange rate fluctuations, political and economic instability, and potential restrictions on the repatriation of proceeds. Where the Underlying ETF’s securities trade on a market that is closed when U.S. markets are open, the last quoted price from the foreign market may not reflect current conditions, which could contribute to differences between the market price of the Fund’s shares and the Fund’s NAV.

Corgi Digital Banking & Fintech Infrastructure 2x Daily ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Concentration Risk.
The Fund, as an independent fundamental policy, will concentrate its investments (i.e., invest more than 25% of its net assets) in the digital banking & fintech industries or related industries. This concentration policy does not depend on or derive from the Underlying ETF's concentration policy. The Fund may be more sensitive to adverse economic, business, regulatory, environmental, or market developments affecting those industries than a fund that invests more broadly across multiple sectors, and the Fund's performance may be more volatile. Because the Fund seeks leveraged (2x) daily exposure, adverse developments affecting concentrated industries may have a magnified effect on the Fund's net asset value.

Corgi Digital Banking & Fintech Infrastructure 2x Daily ETF | Digital Banking Fintech Infrastructure Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Digital Banking & Fintech Infrastructure Companies Risk.
Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to risks affecting companies in the digital banking and fintech infrastructure ecosystem. To the extent the Underlying ETF invests in issuers that provide digital-first banking platforms, payments and money movement services, card issuing and processing, core banking and banking-as-a-service ("BaaS") infrastructure, or related software and analytics, those companies may be particularly sensitive to rapid technological change, shifting customer preferences, and competitive pressures from banks, card networks, and large technology firms. Market valuations for these issuers may also be highly sensitive to changes in growth expectations, unit economics, and funding conditions, which can contribute to heightened volatility in the Underlying ETF and, in turn, the Fund. Because the Fund seeks leveraged exposure, adverse impacts may be magnified in the Fund's net asset value.

Corgi Digital Banking & Fintech Infrastructure 2x Daily ETF | Regulatory and Compliance Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Regulatory and Compliance Risk.
Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to risks that digital banking and fintech activities are subject to extensive regulation and oversight. To the extent the Underlying ETF invests in issuers engaged in payments, lending, money transmission, consumer financial products, or financial infrastructure, those companies may be subject to evolving consumer protection, disclosure, licensing, privacy, and financial crime compliance requirements, including anti-money laundering ("AML"), know-your-customer ("KYC"), sanctions screening, and fraud monitoring obligations. Regulatory changes, increased supervision, heightened examination intensity, or enforcement actions may require changes to business practices, restrict product features or fees, increase compliance and legal costs, or limit growth and profitability for issuers held by the Underlying ETF. These developments may adversely affect the Underlying ETF and, in turn, the Fund. Because the Fund seeks leveraged exposure, adverse impacts may be magnified.

Corgi Digital Banking & Fintech Infrastructure 2x Daily ETF | Bank Partnership and BankingasaService (BaaS) Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Bank Partnership and Banking-as-a-Service ("BaaS") Risk.
Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to risks arising from reliance on sponsor banks and other regulated partners. To the extent the Underlying ETF invests in fintech issuers that depend on bank partners to originate loans, hold deposits, issue cards, or access payment rails, changes to, disruptions of, or termination or non-renewal of these relationships may materially harm a company's business. Partner bank risk controls, regulatory expectations, consent orders, operational constraints, or changes in program terms may reduce product availability, slow onboarding, increase costs, or require restructuring of programs, which may adversely affect issuers held by the Underlying ETF, the Underlying ETF's performance, and the Fund. Because the Fund seeks leveraged exposure, adverse impacts may be magnified.

Corgi Digital Banking & Fintech Infrastructure 2x Daily ETF | Credit and Funding Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Credit and Funding Risk.
Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to risks affecting fintech business models that involve lending, credit, or financing. To the extent the Underlying ETF invests in issuers exposed to consumer or small business credit, borrower defaults, fraud, underwriting errors, and adverse economic conditions may increase losses, reduce profitability, and lead to tighter underwriting standards that slow growth. Many such models also rely on bank facilities, warehouse lines, securitizations, or other funding sources, and higher interest rates, wider credit spreads, rating or collateral constraints, or reduced market liquidity may increase funding costs, constrain originations, and compress unit economics. These developments may adversely affect issuers held by the Underlying ETF, the Underlying ETF, and the Fund. Because the Fund seeks leveraged exposure, adverse impacts may be magnified.

Corgi Digital Banking & Fintech Infrastructure 2x Daily ETF | Cybersecurity, Data Privacy, and Fraud Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Cybersecurity, Data Privacy, and Fraud Risk.
Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to risks that digital financial services involve sensitive customer and transaction data and are frequent targets for cyberattacks, account takeover, scams, and other fraud. To the extent the Underlying ETF invests in issuers that store, process, or transmit financial data, security incidents, system outages, privacy compliance failures, or elevated fraud losses may cause operational disruption, customer losses, and reputational harm, and may result in litigation, remediation costs, and regulatory penalties. Increased fraud or security events may also raise loss rates, impair growth, and increase compliance spending for issuers held by the Underlying ETF, which may adversely affect the Underlying ETF and the Fund. Because the Fund seeks leveraged exposure, adverse impacts may be magnified.

Corgi Digital Banking & Fintech Infrastructure 2x Daily ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment
Corgi Digital Banking & Fintech Infrastructure 2x Daily ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.
Corgi AGIX 2x Daily ETF
Prospectus [Line Items]
Risk [Text Block]	The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.
Corgi AGIX 2x Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk.
The Fund uses leverage to target approximately 2x the Underlying ETF's daily return. Losses are magnified relative to the Underlying ETF. If the Underlying ETF declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Corgi AGIX 2x Daily ETF | Compounding and Daily Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Compounding and Daily Rebalancing Risk.
The Fund seeks 2x the Underlying ETF's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying ETF returns, and Underlying ETF volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying ETF return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying ETF return for the period, and you could lose money even if the Underlying ETF is flat or rises over the holding period.
The following table illustrates the impact of Underlying ETF volatility and Underlying ETF return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, you should consider monitoring your investments in the Fund in light of your individual investment goals and risk tolerance.
The table uses hypothetical annualized Underlying ETF volatility and Underlying ETF returns to illustrate the impact of these two principal factors on Fund performance over a one-year period. It does not represent actual returns. Each row corresponds to the level of a hypothetical Underlying ETF return for a one-year period. Each column corresponds to a level of hypothetical annualized Underlying ETF volatility.

Estimated Fund Returns
Underlying ETF Performance		Underlying ETF Annualized Volatility
One Year Return	Two times (2x) Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%
Assumes: (a) no dividends paid with respect to securities of the Underlying ETF; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leveraged exposure) of zero percent. If these were included, the Fund’s performance would be different from that shown.

Corgi AGIX 2x Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Correlation Risk.
The Fund seeks approximately 2x the daily performance of the Underlying ETF but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Corgi AGIX 2x Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk.
To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Corgi AGIX 2x Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk.
The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Corgi AGIX 2x Daily ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Indirect Investment Risk.
The Fund gains exposure to an unaffiliated Underlying ETF that is not involved in this offering. The Fund has no control over the Underlying ETF and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying ETF, and actions taken by the Underlying ETF could negatively affect the Fund's performance.

Corgi AGIX 2x Daily ETF | Financing, Margin, and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Financing, Margin, and Interest Rate Risk.
The Fund’s use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund’s financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Corgi AGIX 2x Daily ETF | Non-Diversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risk.
As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.

Corgi AGIX 2x Daily ETF | ETF Trading, Premium/Discount and Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
ETF Trading, Premium/Discount and Authorized Participant Concentration Risk.
Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Corgi AGIX 2x Daily ETF | Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk.
To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

Corgi AGIX 2x Daily ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.
Corgi AGIX 2x Daily ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Corgi AGIX 2x Daily ETF | Limited Shareholder Rights Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Limited Shareholder Rights Risk.
The Trust’s governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings, and the Board can take certain actions without a shareholder vote (including, in some cases, liquidating the Fund). These provisions can make it harder, more expensive, or slower for shareholders to bring claims or to influence how the Trust or the Fund is run, including because certain claims (other than claims arising under the federal securities laws) may be subject to a waiver of the right to a jury trial.

Corgi AGIX 2x Daily ETF | Artificial Intelligence and Technology Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Artificial Intelligence and Technology Sector Risk.
Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to risks affecting artificial intelligence and technology companies. These companies may be subject to rapid technological change, product obsolescence, cybersecurity risks, intellectual property disputes, high research and development costs, and evolving regulatory requirements. Because the Fund provides leveraged exposure, adverse developments affecting AI and technology companies may result in proportionally larger declines in the Fund's net asset value.

Corgi AGIX 2x Daily ETF | Private Company and PrivatelyIssued Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Private Company and Privately-Issued Securities Risk.
The Underlying ETF may invest in securities of private companies and privately-issued securities that are not registered under the Securities Act and may be subject to resale restrictions. Such securities may be less liquid, more difficult to value, and subject to greater price volatility than publicly traded securities. Private companies may have limited operating histories, financial resources, and public information. Because the Fund provides leveraged exposure, losses associated with private company investments or privately-issued securities may be magnified.

Corgi AGIX 2x Daily ETF | Market Volatility, Valuation, and Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Volatility, Valuation, and Rebalancing Risk.
Securities held by the Underlying ETF, including technology and AI-related companies, may experience heightened volatility and may be difficult to value during periods of market stress. Valuation uncertainty may be greater for less liquid or privately-held securities. In addition, volatile or rapidly changing markets may increase the effects of daily compounding and rebalancing, causing the Fund's returns over periods longer than one day to differ materially from two times (2x) the performance of the Underlying ETF for the same period.

Corgi AGIX 2x Daily ETF | AI Exposure Classification and Index Methodology Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
AI Exposure Classification and Index Methodology Risk.
The Underlying ETF's investment exposure is determined by a proprietary index methodology that identifies and weights companies based on an assessment of their exposure to artificial intelligence using publicly available information, including business descriptions, regulatory filings, and other disclosures. This methodology may not accurately capture a company's actual or future involvement in artificial intelligence or the extent to which AI contributes to its revenues or growth prospects. In addition, classification decisions, changes to the methodology, data limitations, or delays in reflecting new information may affect the composition and performance of the Underlying ETF. Because the Fund provides leveraged exposure to the Underlying ETF, the impact of any such misclassification, methodology changes, or index construction risks may be magnified in the Fund's net asset value.

Corgi AGIX 2x Daily ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment.
Corgi AGIX 2x Daily ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.
Corgi Lithography & Semiconductor Photonics 2x Daily ETF
Prospectus [Line Items]
Risk [Text Block]	The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective
Corgi Lithography & Semiconductor Photonics 2x Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk.
The Fund uses leverage to target approximately 2x the Underlying ETF's daily return. Losses are magnified relative to the Underlying ETF. If the Underlying ETF declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Corgi Lithography & Semiconductor Photonics 2x Daily ETF | Compounding and Daily Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Compounding and Daily Rebalancing Risk.
The Fund seeks 2x the Underlying ETF's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying ETF returns, and Underlying ETF volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying ETF return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying ETF return for the period, and you could lose money even if the Underlying ETF is flat or rises over the holding period.
The following table illustrates the impact of Underlying ETF volatility and Underlying ETF return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, you should consider monitoring your investments in the Fund in light of your individual investment goals and risk tolerance. The table uses hypothetical annualized Underlying ETF volatility and Underlying ETF returns to illustrate the impact of these two principal factors on Fund performance over a one-year period. It does not represent actual returns. Each row corresponds to the level of a hypothetical Underlying ETF return for a one-year period. Each column corresponds to a level of hypothetical annualized Underlying ETF volatility.
Estimated Fund Returns
Underlying ETF Performance		Underlying ETF Annualized Volatility
One Year Return	Two times (2x) Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%
Assumes: (a) no dividends paid with respect to securities of the Underlying ETF; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leveraged exposure) of zero percent. If these were included, the Fund’s performance would be different from that shown.

Corgi Lithography & Semiconductor Photonics 2x Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Correlation Risk.
The Fund seeks approximately 2x the daily performance of the Underlying ETF but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Corgi Lithography & Semiconductor Photonics 2x Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk.
To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Corgi Lithography & Semiconductor Photonics 2x Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk.
The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Corgi Lithography & Semiconductor Photonics 2x Daily ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Indirect Investment Risk.
The Fund gains exposure to an Underlying ETF that is not involved in this offering. The Fund has no control over the Underlying ETF. Fund shareholders have no voting or distribution rights with respect to the Underlying ETF, and actions taken by the Underlying ETF could negatively affect the Fund's performance.

Corgi Lithography & Semiconductor Photonics 2x Daily ETF | Financing, Margin, and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Financing, Margin, and Interest Rate Risk.
The Fund’s use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund’s financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Corgi Lithography & Semiconductor Photonics 2x Daily ETF | Non-Diversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risk.
As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.

Corgi Lithography & Semiconductor Photonics 2x Daily ETF | ETF Trading, Premium/Discount and Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
ETF Trading, Premium/Discount and Authorized Participant Concentration Risk.
Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Corgi Lithography & Semiconductor Photonics 2x Daily ETF | Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk.
To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

Corgi Lithography & Semiconductor Photonics 2x Daily ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.
Corgi Lithography & Semiconductor Photonics 2x Daily ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Corgi Lithography & Semiconductor Photonics 2x Daily ETF | Limited Shareholder Rights Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Limited Shareholder Rights Risk.
The Trust’s governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings, and the Board can take certain actions without a shareholder vote (including, in some cases, liquidating the Fund). These provisions can make it harder, more expensive, or slower for shareholders to bring claims or to influence how the Trust or the Fund is run, including because certain claims (other than claims arising under the federal securities laws) may be subject to a waiver of the right to a jury trial.

Corgi Lithography & Semiconductor Photonics 2x Daily ETF | Capitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Capitalization Risk.
Through its exposure to the Underlying ETF and other reference assets, the Fund is indirectly exposed to companies across a range of market capitalizations. Small- and mid-capitalization companies held by the Underlying ETF may be more volatile and less liquid, and may have more limited financial resources, narrower product offerings, or greater sensitivity to individual development programs, customers, or funding sources. Large-capitalization companies may experience slower growth or be more exposed to broad industry or macroeconomic headwinds due to their scale, which can cause them to underperform in certain market environments. These capitalization-related risks may adversely affect the Underlying ETF's daily investment results and, because the Fund seeks leveraged daily exposure, may result in magnified volatility and losses in the Fund's NAV due to leverage and the effects of daily reset and compounding.

Corgi Lithography & Semiconductor Photonics 2x Daily ETF | Foreign Securities and Closed Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Foreign Securities and Closed Market Risk.
Through its exposure to the Underlying ETF, the Fund is indirectly exposed to risks associated with investments in non-U.S. companies, including differences in accounting and financial reporting standards, less publicly available information, different regulatory and legal frameworks, currency exchange rate fluctuations, political and economic instability, and potential restrictions on the repatriation of proceeds. Where the Underlying ETF’s securities trade on a market that is closed when U.S. markets are open, the last quoted price from the foreign market may not reflect current conditions, which could contribute to differences between the market price of the Fund’s shares and the Fund’s NAV.

Corgi Lithography & Semiconductor Photonics 2x Daily ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Concentration Risk.
The Fund, as an independent fundamental policy, will concentrate its investments (i.e., invest more than 25% of its net assets) in the EUV and photonics industries or related industries. This concentration policy does not depend on or derive from the Underlying ETF's concentration policy. The Fund may be more sensitive to adverse economic, business, regulatory, environmental, or market developments affecting those industries than a fund that invests more broadly across multiple sectors, and the Fund's performance may be more volatile. Because the Fund seeks leveraged (2x) daily exposure, adverse developments affecting concentrated industries may have a magnified effect on the Fund's net asset value.

Corgi Lithography & Semiconductor Photonics 2x Daily ETF | Lithography Semiconductor Photonics Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Lithography & Semiconductor Photonics Companies Risk.
Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to risks affecting companies involved in extreme ultraviolet ("EUV") lithography and photonics. To the extent the Underlying ETF invests in issuers that develop, manufacture, or supply EUV and photonics equipment, components, or enabling technologies, those companies may be particularly sensitive to rapid technological change, high research and development costs, and intense competition. Shifts in technology roadmaps, changes in customer requirements, or product displacement may require sustained investment and can lead to significant volatility in the stock prices of issuers held by the Underlying ETF, which may adversely affect the Underlying ETF and the Fund. Because the Fund seeks leveraged exposure, adverse impacts may be magnified in the Fund's net asset value.

Corgi Lithography & Semiconductor Photonics 2x Daily ETF | Semiconductor Industry and Capital Spending Cycle Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Semiconductor Industry and Capital Spending Cycle Risk.
Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to the risk that a significant portion of the EUV and photonics ecosystem depends on semiconductor industry demand and capital expenditures. To the extent the Underlying ETF invests in wafer-fabrication equipment suppliers, optical component manufacturers, or related service providers, reductions in wafer-fab equipment spending, slower end-market demand, inventory corrections, or changes in foundry utilization may reduce orders, increase price pressure, and compress margins. Given the high fixed costs and operating leverage of many equipment and component companies, downturns in semiconductor capital spending can lead to outsized declines in earnings and valuations for issuers held by the Underlying ETF, which may adversely affect the Underlying ETF and the Fund. Because the Fund seeks leveraged exposure, adverse impacts may be magnified.

Corgi Lithography & Semiconductor Photonics 2x Daily ETF | Customer and Supply Chain Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Customer and Supply Chain Concentration Risk.
Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to risks arising from concentrated customer and supplier relationships common in EUV and photonics markets. To the extent the Underlying ETF invests in issuers that depend on a limited number of customers, suppliers, or specialized component manufacturers, revenues and operating results may be materially affected by order timing, long qualification cycles, customer project delays, changes in procurement plans, or production constraints at key counterparties. Disruptions, quality issues, or capacity limitations at a small number of specialized suppliers may delay deliveries, increase costs, or constrain shipments, which may adversely affect issuers held by the Underlying ETF, the Underlying ETF's performance, and the Fund. Because the Fund seeks leveraged exposure, adverse impacts may be magnified.

Corgi Lithography & Semiconductor Photonics 2x Daily ETF | Export Controls and Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Export Controls and Geopolitical Risk.
Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to risks that EUV lithography, advanced semiconductors, and related photonics technologies may be subject to export controls, sanctions, and other trade restrictions. To the extent the Underlying ETF invests in issuers with international sales, changes in government policy, evolving licensing requirements, or heightened geopolitical tensions may restrict sales, limit end-market access, delay shipments, require product redesign or localization, disrupt supply chains, or increase compliance and legal costs. Such developments may adversely affect revenues and profitability for issuers held by the Underlying ETF and therefore the Underlying ETF and the Fund. Because the Fund seeks leveraged exposure, adverse impacts may be magnified.

Corgi Lithography & Semiconductor Photonics 2x Daily ETF | Technology, Manufacturing, and Execution Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Technology, Manufacturing, and Execution Risk.
Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to risks that EUV and photonics products require highly precise manufacturing, complex integration, and long development and qualification cycles. To the extent the Underlying ETF invests in issuers that design or manufacture these products, defects, delays, yield challenges, reliability issues, or failures to meet performance requirements may lead to delayed customer acceptances, lost business, warranty and rework costs, reputational harm, and reduced profitability. Execution challenges in scaling production, meeting delivery schedules, or supporting installed systems may also increase costs and reduce margins for issuers held by the Underlying ETF, which may adversely affect the Underlying ETF and the Fund. Because the Fund seeks leveraged exposure, adverse impacts may be magnified.

Corgi Lithography & Semiconductor Photonics 2x Daily ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment.
Corgi Lithography & Semiconductor Photonics 2x Daily ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.
Corgi Quantum Computing 2x Daily ETF
Prospectus [Line Items]
Risk [Text Block]	The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.
Corgi Quantum Computing 2x Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk.
The Fund uses leverage to target approximately 2x the Underlying ETF's daily return. Losses are magnified relative to the Underlying ETF. If the Underlying ETF declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Corgi Quantum Computing 2x Daily ETF | Compounding and Daily Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Compounding and Daily Rebalancing Risk.
The Fund seeks 2x the Underlying ETF's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying ETF returns, and Underlying ETF volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying ETF return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying ETF return for the period, and you could lose money even if the Underlying ETF is flat or rises over the holding period.
The following table illustrates the impact of Underlying ETF volatility and Underlying ETF return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, you should consider monitoring your investments in the Fund in light of your individual investment goals and risk tolerance.
The table uses hypothetical annualized Underlying ETF volatility and Underlying ETF returns to illustrate the impact of these two principal factors on Fund performance over a one-year period. It does not represent actual returns. Each row corresponds to the level of a hypothetical Underlying ETF return for a one-year period. Each column corresponds to a level of hypothetical annualized Underlying ETF volatility.

Estimated Fund Returns
Underlying ETF Performance		Underlying ETF Annualized Volatility
One Year Return	Two times (2x) Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%
Assumes: (a) no dividends paid with respect to securities of the Underlying ETF; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leveraged exposure) of zero percent. If these were included, the Fund’s performance would be different from that shown.

Corgi Quantum Computing 2x Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Correlation Risk.
The Fund seeks approximately 2x the daily performance of the Underlying ETF but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Corgi Quantum Computing 2x Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk.
To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Corgi Quantum Computing 2x Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk.
The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Corgi Quantum Computing 2x Daily ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Indirect Investment Risk.
The Fund gains exposure to an Underlying ETF that is not involved in this offering. The Fund has no control over the Underlying ETF. Fund shareholders have no voting or distribution rights with respect to the Underlying ETF, and actions taken by the Underlying ETF could negatively affect the Fund's performance.

Corgi Quantum Computing 2x Daily ETF | Financing, Margin, and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Financing, Margin, and Interest Rate Risk.
The Fund’s use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund’s financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Corgi Quantum Computing 2x Daily ETF | Non-Diversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risk.
As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.

Corgi Quantum Computing 2x Daily ETF | ETF Trading, Premium/Discount and Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
ETF Trading, Premium/Discount and Authorized Participant Concentration Risk.
Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Corgi Quantum Computing 2x Daily ETF | Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk.
To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

Corgi Quantum Computing 2x Daily ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.
Corgi Quantum Computing 2x Daily ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Corgi Quantum Computing 2x Daily ETF | Limited Shareholder Rights Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Limited Shareholder Rights Risk.
The Trust’s governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings, and the Board can take certain actions without a shareholder vote (including, in some cases, liquidating the Fund). These provisions can make it harder, more expensive, or slower for shareholders to bring claims or to influence how the Trust or the Fund is run, including because certain claims (other than claims arising under the federal securities laws) may be subject to a waiver of the right to a jury trial.

Corgi Quantum Computing 2x Daily ETF | Capitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Capitalization Risk.
Through its exposure to the Underlying ETF and other reference assets, the Fund is indirectly exposed to companies across a range of market capitalizations. Small- and mid-capitalization companies held by the Underlying ETF may be more volatile and less liquid, and may have more limited financial resources, narrower product offerings, or greater sensitivity to individual development programs, customers, or funding sources. Large-capitalization companies may experience slower growth or be more exposed to broad industry or macroeconomic headwinds due to their scale, which can cause them to underperform in certain market environments. These capitalization-related risks may adversely affect the Underlying ETF's daily investment results and, because the Fund seeks leveraged daily exposure, may result in magnified volatility and losses in the Fund's NAV due to leverage and the effects of daily reset and compounding.

Corgi Quantum Computing 2x Daily ETF | Foreign Securities and Closed Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Foreign Securities and Closed Market Risk.
Through its exposure to the Underlying ETF, the Fund is indirectly exposed to risks associated with investments in non-U.S. companies, including differences in accounting and financial reporting standards, less publicly available information, different regulatory and legal frameworks, currency exchange rate fluctuations, political and economic instability, and potential restrictions on the repatriation of proceeds. Where the Underlying ETF’s securities trade on a market that is closed when U.S. markets are open, the last quoted price from the foreign market may not reflect current conditions, which could contribute to differences between the market price of the Fund’s shares and the Fund’s NAV.

Corgi Quantum Computing 2x Daily ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Concentration Risk.
The Fund, as an independent fundamental policy, will concentrate its investments (i.e., invest more than 25% of its net assets) in the quantum computing and post-quantum security industry or related industries. This concentration policy does not depend on or derive from the Underlying ETF's concentration policy. The Fund may be more sensitive to adverse economic, business, regulatory, environmental, or market developments affecting those industries than a fund that invests more broadly across multiple sectors, and the Fund's performance may be more volatile. Because the Fund seeks leveraged (2x) daily exposure, adverse developments affecting concentrated industries may have a magnified effect on the Fund's net asset value.

Corgi Quantum Computing 2x Daily ETF | Commercialization Timeline and Technical Uncertainty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Commercialization Timeline and Technical Uncertainty Risk.
Through its exposure to the Corgi Quantum Computing ETF and other reference assets, the Fund is indirectly exposed to companies engaged in the development of quantum computing technologies that may face long and uncertain commercialization timelines, unresolved technical challenges, and difficulty achieving practical or scalable performance advantages. Such companies may incur substantial research and development expenses over extended periods without generating commercially viable products or meaningful revenues, which can contribute to heightened volatility or underperformance of issuers held by the Underlying ETF. These factors may negatively affect the Underlying ETF's daily investment results and, because the Fund seeks leveraged daily exposure, adverse impacts may be magnified in the Fund's NAV due to leverage and the effects of daily reset and compounding.

Corgi Quantum Computing 2x Daily ETF | High Research Spending and Capital Needs Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
High Research Spending and Capital Needs Risk.
Through its exposure to the Underlying ETF and other reference assets, the Fund is indirectly exposed to quantum computing-focused companies that often require sustained and significant investment in research, specialized hardware, facilities, and highly skilled personnel. If funding conditions deteriorate or capital markets become less accessible, such companies may be required to raise capital on unfavorable terms, reduce or reprioritize development efforts, or delay commercialization plans, which could adversely affect their valuations and the performance of the Underlying ETF. Because the Fund seeks daily investment results equal to twice the daily performance of the Underlying ETF, negative effects related to capital constraints or increased financing risk may be magnified in the Fund's NAV due to leverage and daily compounding.

Corgi Quantum Computing 2x Daily ETF | Standards, Migration, and Adoption Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Standards, Migration, and Adoption Risk.
The Fund, through its exposure to the Underlying ETF and other reference assets, is indirectly exposed to risks related to the adoption of quantum and post-quantum technologies, including dependence on evolving technical standards, customer migration timelines, budget constraints, and overall technology readiness. Enterprises and government entities may delay upgrades, defer spending, adopt alternative technologies, or select competing or incompatible standards, which could reduce demand for certain products or services offered by companies held by the Underlying ETF. Such developments may adversely affect the Underlying ETF's daily investment results and, because the Fund seeks leveraged daily exposure, may result in amplified declines in the Fund's NAV due to leverage and daily reset.

Corgi Quantum Computing 2x Daily ETF | Rapid Technological Change and Competition Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Rapid Technological Change and Competition Risk.
Through its exposure to the Underlying ETF and other reference assets, the Fund is indirectly exposed to companies operating in industries characterized by rapid technological change, evolving architectures, and intense competition. Products or services developed by companies held by the Underlying ETF may become obsolete, fail to meet expected performance benchmarks, or be displaced by competing quantum approaches, alternative computing paradigms, new security solutions, or emerging standards. Competitive pressures, interoperability requirements, and the pace of innovation may reduce margins, limit market share, or require continued high levels of investment, which could negatively affect the performance of the Underlying ETF. Because the Fund seeks daily investment results equal to twice the daily performance of the Underlying ETF, these adverse competitive or technological effects may be magnified in the Fund's NAV due to leverage and daily compounding.

Corgi Quantum Computing 2x Daily ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment
Corgi Quantum Computing 2x Daily ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.